     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2016

                                                             FILE NO. 333-201683

                                                              FILE NO. 811-22726

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 2                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 52

                       FORETHOUGHT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                       FORETHOUGHT LIFE INSURANCE COMPANY

                              (Name of Depositor)

          300 NORTH MERIDIAN STREET, SUITE 1800 INDIANAPOLIS, IN 46204

                   (Address of Depositor's Principal Offices)

                                  860-325-1538

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                       FORETHOUGHT LIFE INSURANCE COMPANY
               82 HOPMEADOW STREET, SUITE 200, SIMSBURY, CT 06089

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 2, 2016, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on      ,     , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

FORERETIREMENT III VARIABLE ANNUITY


FORETHOUGHT LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A (EST. 06/05/12)
300 N. MERIDIAN ST
SUITE 1800
INDIANAPOLIS, IN 46204
1-866-645-2449
WWW.FORETHOUGHT.COM



This prospectus describes information you should know before you purchase ForeRetirement III Variable Annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Forethought Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. You may own this annuity on a single or joint basis. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:



-     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     American Century Variable Portfolios, Inc.

-     American Funds Insurance Series(R)

-     BlackRock Variable Series Funds, Inc.

-     Forethought Variable Insurance Trust

-     Franklin Templeton Variable Insurance Products Trust

-     Goldman Sachs Variable Insurance Trust

-     Hartford Series Funds, Inc.

-     HIMCO Variable Insurance Trust

-     Lord Abbett Series Fund, Inc.

-     MFS(R) Variable Insurance Trust

-     MFS(R) Variable Insurance Trust II

-     PIMCO Equity Series VIT

-     PIMCO Variable Insurance Trust

-     Putnam Variable Trust



Please refer to page 2 for a list of available Sub-Accounts.


You may also allocate all or any portion of your Premium Payment(s) to the Fixed Account. The Fixed Account is not available for every Contract share class. All material Contract variations are noted in applicable sections of this prospectus. State variations can be found in section 7.b. State Variations.


This prospectus refers to the following Contract share classes:



-   B Share

-   C Share

-   L Share



The Contract share class will be selected on your application and identified in your Contract. Not every Contract share class or optional rider may be available from your broker-dealer or in your state. Other available Contract share classes offered through select broker-dealers are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.





  NOT INSURED BY FDIC OR
           ANY
FEDERAL GOVERNMENT AGENCY
  MAY
 LOSE
VALUE
 NOT A DEPOSIT OF OR GUARANTEED
              BY
ANY BANK OR ANY BANK AFFILIATE
[NOT_FDIC_BANK_ICON]

--------------------------------------------------------------------------

PROSPECTUS DATED: MAY 2, 2016


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2016

2


--------------------------------------------------------------------------

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     Invesco V.I. Balanced-Risk Allocation Fund

-     Invesco V.I. Core Equity Fund


- Invesco V.I. Government Money Market Fund (FORMERLY INVESCO V.I. MONEY MARKET FUND)


-     Invesco V.I. International Growth Fund

-     Invesco V.I. Mid Cap Core Equity Fund


-     Invesco V.I. Small Cap Equity Fund



American Century Variable Portfolios, Inc.

-     American Century VP Growth Fund

-     American Century VP Mid Cap Value Fund

-     American Century VP Value Fund


American Funds Insurance Series(R)

-     American Funds Global Growth and Income Fund

-     American Funds Growth Fund

-     American Funds Growth-Income Fund

-     American Funds International Fund


-     American Funds Managed Risk Asset Allocation Fund



-     American Funds New World Fund



BlackRock Variable Series Funds, Inc.

-     BlackRock Capital Appreciation V.I. Fund

-     BlackRock Equity Dividend V.I. Fund

-     BlackRock Global Allocation V.I. Fund

-     BlackRock High Yield V.I. Fund

-     BlackRock U.S. Government Bond V.I. Fund


Franklin Templeton Variable Insurance Products Trust

-     Franklin Income VIP Fund

-     Franklin Mutual Shares VIP Fund

-     Franklin Rising Dividends VIP Fund

-     Franklin Small Cap Value VIP Fund

-     Franklin Strategic Income VIP Fund

-     Templeton Foreign VIP Fund

-     Templeton Global Bond VIP Fund

-     Templeton Growth VIP Fund



Forethought Variable Insurance Trust



-     Global Atlantic* American Funds(R) Managed Risk Portfolio



-     Global Atlantic* Balanced Managed Risk Portfolio



-     Global Atlantic* BlackRock Global Allocation Managed Risk Portfolio



-     Global Atlantic* Franklin Dividend and Income Managed Risk Portfolio



-     Global Atlantic* Goldman Sachs Dynamic Trends Allocation Portfolio



-     Global Atlantic* Growth Managed Risk Portfolio



-     Global Atlantic* Moderate Growth Managed Risk Portfolio



-     Global Atlantic* PIMCO Tactical Allocation Portfolio



-     Global Atlantic* Select Advisor Managed Risk Portfolio



-     Global Atlantic* Wellington Research Managed Risk Portfolio




*GLOBAL ATLANTIC FUNDS WERE FORMERLY KNOWN AS FVIT FUNDS.



Goldman Sachs Variable Insurance Trust

-     Goldman Sachs Strategic Income Fund


Hartford Series Funds, Inc.

-     Hartford Capital Appreciation HLS Fund

-     Hartford Dividend and Growth HLS Fund

-     Hartford High Yield HLS Fund

-     Hartford International Opportunities HLS Fund

-     Hartford Total Return Bond HLS Fund

-     Hartford Value HLS Fund


HIMCO Variable Insurance Trust

-     HIMCO VIT Index Fund


Lord Abbett Series Fund, Inc.

-     Lord Abbett Bond Debenture Portfolio

-     Lord Abbett Fundamental Equity Portfolio

-     Lord Abbett Growth Opportunities Portfolio


MFS(R) Variable Insurance Trust

-     MFS(R) Growth Series

-     MFS(R) Investors Trust Series

-     MFS(R) New Discovery Series

-     MFS(R) Value Series


MFS(R) Variable Insurance Trust II

-     MFS(R) International Value Portfolio


PIMCO Equity Series VIT


-     PIMCO Global Dividend Portfolio (FORMERLY PIMCO EQS PATHFINDER
      PORTFOLIO(R))



PIMCO Variable Insurance Trust

-     PIMCO All Asset Portfolio

-     PIMCO Total Return Portfolio


Putnam Variable Trust

-     Putnam VT Equity Income Fund

-     Putnam VT Income Fund

-     Putnam VT Voyager Fund

3


--------------------------------------------------------------------------
CONTENTS


                                                                                                                                PAGE
------------------------------------------------------------------------------------------------------------------------------------

1.   INTRODUCTION                                                                                                                  4
------------------------------------------------------------------------------------------------------------------------------------

2.   FEE SUMMARY                                                                                                                   5
------------------------------------------------------------------------------------------------------------------------------------

3.   MANAGEMENT OF THE CONTRACT                                                                                                    9
------------------------------------------------------------------------------------------------------------------------------------
     The Company                                                                                                                   9
------------------------------------------------------------------------------------------------------------------------------------
     The General Account                                                                                                           9
------------------------------------------------------------------------------------------------------------------------------------
     The Separate Account                                                                                                          9
------------------------------------------------------------------------------------------------------------------------------------
     The Funds                                                                                                                     9
------------------------------------------------------------------------------------------------------------------------------------
     Fixed Account                                                                                                                11
------------------------------------------------------------------------------------------------------------------------------------

4.   INFORMATION ON YOUR ACCOUNT                                                                                                  12
------------------------------------------------------------------------------------------------------------------------------------
     a.   Purchasing a Contract                                                                                                   12
------------------------------------------------------------------------------------------------------------------------------------
     b.   Charges and Fees                                                                                                        20
------------------------------------------------------------------------------------------------------------------------------------
     c.   Surrenders and Partial Withdrawals                                                                                      24
------------------------------------------------------------------------------------------------------------------------------------
     d.   Annuity Payouts                                                                                                         26
------------------------------------------------------------------------------------------------------------------------------------

5.   DEATH BENEFITS                                                                                                               27
------------------------------------------------------------------------------------------------------------------------------------
     a.   Standard Death Benefit                                                                                                  27
------------------------------------------------------------------------------------------------------------------------------------
     b.   Return of Premium II                                                                                                    28
------------------------------------------------------------------------------------------------------------------------------------
     c.   Legacy Lock III                                                                                                         30
------------------------------------------------------------------------------------------------------------------------------------
     d.   Maximum Daily Value II                                                                                                  35
------------------------------------------------------------------------------------------------------------------------------------
     e.   How is the Death Benefit paid?                                                                                          38
------------------------------------------------------------------------------------------------------------------------------------
     f.   Who will receive the Death Benefit?                                                                                     38
------------------------------------------------------------------------------------------------------------------------------------

6.   OPTIONAL WITHDRAWAL BENEFITS                                                                                                 39
------------------------------------------------------------------------------------------------------------------------------------
     a.   Daily +5 -- Daily Step Up Withdrawal Benefit                                                                            40
------------------------------------------------------------------------------------------------------------------------------------
     b.   Daily 7 -- Daily Step Up Withdrawal Benefit                                                                             47
------------------------------------------------------------------------------------------------------------------------------------
     c.   Daily +4 -- Daily Step Up Withdrawal Benefit                                                                            54
------------------------------------------------------------------------------------------------------------------------------------
     d.   Daily 6 -- Daily Step Up Withdrawal Benefit                                                                             60
------------------------------------------------------------------------------------------------------------------------------------

7.   ADDITIONAL INFORMATION                                                                                                       67
------------------------------------------------------------------------------------------------------------------------------------
     a.   Glossary                                                                                                                67
------------------------------------------------------------------------------------------------------------------------------------
     b.   State Variations                                                                                                        70
------------------------------------------------------------------------------------------------------------------------------------
     c.   Legal Proceedings                                                                                                       71
------------------------------------------------------------------------------------------------------------------------------------
     d.   How Contracts Are Sold                                                                                                  72
------------------------------------------------------------------------------------------------------------------------------------
     e.   Delay of Payment and Transfers                                                                                          73
------------------------------------------------------------------------------------------------------------------------------------

8.   FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING IRAS                                                                        74
------------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                          84
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX A -- EXAMPLES                                                                                                       APP A-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B -- ACCUMULATION UNIT VALUES                                                                                       APP B-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C -- FUND DATA                                                                                                      APP C-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX D -- OPTIONAL BENEFIT INVESTMENT RESTRICTIONS                                                                       APP D-1
------------------------------------------------------------------------------------------------------------------------------------

4


--------------------------------------------------------------------------

1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY


-     CHOOSE A CONTRACT CLASS


              MINIMUM INITIAL                                                                                       MORTALITY &
              PREMIUM PAYMENT                                                                                      EXPENSE RISK
         -----------------------
                         NON-                                                                                           AND
          QUALIFIED    QUALIFIED                                                                                  ADMINISTRATIVE
          CONTRACT     CONTRACT   SALES RELATED CHARGES                                                               CHARGES
--------------------------------------------------------------------------------------------------------------------------------
B SHARE     $5,000       $10,000  7 year Contingent Deferred Sales Charge; Premium Based Charge                        0.65%
--------------------------------------------------------------------------------------------------------------------------------
C SHARE     $5,000       $10,000  None                                                                                 1.65%
--------------------------------------------------------------------------------------------------------------------------------
L SHARE     $5,000       $10,000  4 year Contingent Deferred Sales Charge; Premium Based Charge                        1.10%
--------------------------------------------------------------------------------------------------------------------------------

This table does not show Fund expenses, Premium taxes, Annual Maintenance Fee, Fund Facilitation Fee, Premium Based Charge, Contingent Deferred Sales Charges and Optional Benefit fees. Each Contract share class has its own Minimum Contract Value requirements.

This Contract is available in multiple share classes which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss with your Financial Intermediary which share class is right for you.


-     CHOOSE INVESTMENT OPTIONS


- Sub-Accounts -- Funds representing a range of investment strategies, objectives and asset classes.

-     Fixed Account (B and L share class only) -- A fixed interest account.


Subject to limitations, you may move your investment among each of these options.


-     CHOOSE AN OPTIONAL FEATURE

--------------------------------------------------------------------------------------------------------------

                      Guaranteed Lifetime                                       Daily +5 Withdrawal Benefit*-
                      Withdrawal Benefits                                       Daily 7 Withdrawal Benefit*-
                                                                                Daily +4 Withdrawal Benefit*
                                                                                 Daily 6 Withdrawal Benefit*
--------------------------------------------------------------------------------------------------------------
                      Guaranteed Minimum                                            Return of Premium II*
                        Death Benefits                                             Maximum Daily Value II*
                                                                                      Legacy Lock III*-
--------------------------------------------------------------------------------------------------------------

*    Investment Restrictions apply.

-    Not available for C Share contracts.

Optional features may not be available through your broker-dealer or in all states.


- COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR FINANCIAL INTERMEDIARY FOR APPROVAL.


-     PAY THE APPLICABLE MINIMUM INITIAL PREMIUM PAYMENT.

5


--------------------------------------------------------------------------

2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES

                                                                                                              SURRENDER CHARGE
                                                                                                         ---------------------------
                                                                                                         B SHARE   C SHARE   L SHARE
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                                                         None
   Year 1                                                                                                 8.5%                 8%
------------------------------------------------------------------------------------------------------------------------------------
        2                                                                                                 7.5%                 7%
------------------------------------------------------------------------------------------------------------------------------------
        3                                                                                                 6.5%                 6%
------------------------------------------------------------------------------------------------------------------------------------
        4                                                                                                 5.5%                 5%
------------------------------------------------------------------------------------------------------------------------------------
        5                                                                                                 4.5%                 0%
------------------------------------------------------------------------------------------------------------------------------------
        6                                                                                                 3.5%
------------------------------------------------------------------------------------------------------------------------------------
        7                                                                                                 2.5%
------------------------------------------------------------------------------------------------------------------------------------
        8+                                                                                                 0%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 4.b and Examples 1-5 in Appendix A for more information on how CDSC is calculated.

OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                                                                        B SHARE    C SHARE   L SHARE
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                                                               $50        $50       $50
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM BASED CHARGE (3)                                                                                0.50%      None      0.50%
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Contract Value excluding Fixed Account investments) (4)
------------------------------------------------------------------------------------------------------------------------------------
   Mortality and Expense Risk Charge                                                                    0.45%      1.45%     0.90%
------------------------------------------------------------------------------------------------------------------------------------
   Administrative Charge                                                                                0.20%      0.20%     0.20%
------------------------------------------------------------------------------------------------------------------------------------
Maximum Fund Facilitation Fee (5)                                                                       0.50%      0.50%     0.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                          1.15%      2.15%     1.60%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM OPTIONAL CHARGES (6)
------------------------------------------------------------------------------------------------------------------------------------
   Legacy Lock III (7)                                                                                  1.50%        NA      1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Return of Premium II (8)                                                                              0.75%      0.75%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Maximum Daily Value II (9)                                                                            1.50%      1.50%     1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily +5 Withdrawal Benefit (10)                                                                     2.50%        NA      2.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily 7 Withdrawal Benefit (10)                                                                      2.50%        NA      2.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily +4 Withdrawal Benefit (11)                                                                     2.50%      2.50%     2.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily 6 Withdrawal Benefit (11)                                                                      2.50%      2.50%     2.50%
------------------------------------------------------------------------------------------------------------------------------------

(2)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(3) For B and L share Contracts, an annual Premium Based Charge is assessed against each Premium Payment. The Premium Based Charge is a percentage of Remaining Gross Premium. Remaining Gross Premium is equal to Premium Payments adjusted by Partial Withdrawals. The Premium Based Charge is assessed on each Quarterly Contract Anniversary. We calculate your Premium Based Charge based on Remaining Gross Premiums on each Quarterly Contract Anniversary as adjusted since the last Premium Based Charge was taken, however, the charge presented above is the annualized charge. Please see
     Section 4.b. Premium Based Charge for more information. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Account. Please see Section 4.b. Charges and Fees and Premium Based Charge Examples 1-2 in Appendix
     A.

(4)  Charges are expressed as annual fees but are assessed on a daily basis.

6


--------------------------------------------------------------------------

(5)  Fee is applied daily to amounts invested in the following Sub-Accounts:
     American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund, BlackRock High Yield V.I. Fund, BlackRock U.S. Government Bond V.I. Fund, Hartford Capital Appreciation HLS Fund, Hartford Total Return Bond HLS Fund, HIMCO VIT Index Fund, Invesco V.I. Government Money Market Fund, PIMCO Total Return Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio. Current fees range from 0.05% to 0.15% and can be found in Section 4.b Charges and Fees.


(6) You may only elect one of the following optional Death Benefits: Legacy Lock III, Maximum Daily Value II, or Return of Premium II. You may only elect one of the following optional Withdrawal Benefits: Daily +5, Daily 7, Daily +4, or Daily 6. All optional charges presented are the annualized charges, however, they will be deducted on each Quarterly Contract Anniversary.

(7)  Rider charge is based on the greater of (a) Enhanced Return of Premium or
     (b) Base Return of Premium and is assessed on each Quarterly Contract Anniversary. If you elect Legacy Lock III and concurrently elect an Optional Withdrawal Benefit, the current rider charge for Legacy Lock III is 0.85%. If you elect Legacy Lock III without electing an Optional Withdrawal Benefit, the current rider charge is based on the age of the oldest Contract Owner, or Annuitant in the case of a non-natural Owner, at the rider inception date. The current rider charges are 1.15% for ages 0-60 and 1.25% for ages 61-65.

(8) Rider charge is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.15%.

(9) Rider charge is based on the Maximum Daily Value and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.45%.

(10) Rider charge is based on Withdrawal Base and is assessed on each Quarterly Contract Anniversary. The Withdrawal Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Step Ups, Deferral Bonuses or Partial Withdrawals. The current rider charge is 1.10%.

(11) Rider charge is based on Withdrawal Base and is assessed on each Quarterly Contract Anniversary. The Withdrawal Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Step Ups, Deferral Bonuses or Partial Withdrawals. The current rider charge is 1.25%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                                   MINIMUM        MAXIMUM
-------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, distribution charges
and/or service fees (12b-1) fees, and other expenses.)                                              0.32%          2.13%
-------------------------------------------------------------------------------------------------------------------------

7


--------------------------------------------------------------------------

EXAMPLE
-------------


THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM DAILY VALUE II AND DAILY 7 WITHDRAWAL BENEFIT AND INVESTMENT IN SUB-ACCOUNTS THAT CHARGE THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES PLUS THE MAXIMUM FUND FACILITATION FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING AMOUNTS ALLOCATED TO THE FIXED ACCOUNT, IF APPLICABLE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:



B-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                           $1,683
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $3,176
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,687
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,553
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                           $  787
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,479
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,190
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,503
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                           $  837
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,529
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,240
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,553
                   ---------------------------------------------------------------------------------------


L-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                           $1,679
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $3,253
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,433
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,852
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                           $  833
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,606
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,383
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,802
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                           $  883
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,656
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,433
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,852
                   ---------------------------------------------------------------------------------------

8


--------------------------------------------------------------------------

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM DAILY VALUE II AND DAILY 7 WITHDRAWAL BENEFIT AND INVESTMENT IN SUB-ACCOUNTS THAT CHARGE THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES PLUS THE MAXIMUM FUND FACILITATION FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED, HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS
POSED:



C-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                           $  889
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,667
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,440
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,803
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                           $  839
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,617
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,390
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,753
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                           $  889
                   ---------------------------------------------------------------------------------------
                   3 years                                                                          $2,667
                   ---------------------------------------------------------------------------------------
                   5 years                                                                          $4,440
                   ---------------------------------------------------------------------------------------
                   10 years                                                                         $8,803
                   ---------------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes (if applicable), by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B -- Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.




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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana, Houston, Texas, Simsbury, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.

THE GENERAL ACCOUNT

The Fixed Account and the DCA Plus Fixed Account are part of our General Account. Please see Section 4.a for a description of the DCA Plus Fixed Account. Any amounts that we are obligated to pay under the Fixed Account and any other payment obligation we undertake under the Contract, including Death Benefits and optional withdrawal benefits, are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

At the direction of our Contract Owners, we set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. The Separate Account is registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. The Separate Account referenced in this prospectus holds only assets for variable annuity contracts. The Separate Account:

- hold assets for your benefit and the benefit of other Owners, and the persons entitled to the payouts described in the Contract;

- is not subject to the liabilities arising out of any other business we may conduct;

-  is not affected by the rate of return of our General Account;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- is credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.


THE FUNDS

At the time you purchase your Contract, you may allocate your Premium Payment to Sub-Accounts. These are subdivisions of our Separate Account, described above. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your Financial Intermediary even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses.

"Master-feeder" and "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Election of any Optional Benefits will limit your investment options. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. There is no assurance that a Fund will achieve its stated objective. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

As a Contract Owner, you bear the costs of the Fund's fees and expenses through your indirect investment in the Funds. A Fund's fees and expenses will reduce the Fund's investment return.


Funds that are part of the Forethought Variable Insurance Trust ("FVIT") are managed by our affiliate, Global Atlantic Investment Advisors, LLC ("GAIA"). For Funds in the FVIT, GAIA has entered into sub-advisory agreements with one or more investment advisers ("sub-advisers") to carry out some or all of the day-to-day investment decisions for the Fund. In such cases, among its other responsibilities, GAIA oversees the activities of the sub-advisers with respect to the FVIT and is responsible for retaining or discontinuing the services of these sub-advisers.

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As described in more detail in the Fund prospectuses, certain Funds, including the Funds advised by our affiliate, GAIA, employ a managed volatility strategy that is intended to reduce the Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. USE OF THE MANAGED VOLATILITY STRATEGY MAY IMPACT THE VALUE OF CERTAIN GUARANTEED RIDER BENEFITS. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. The managed volatility strategy may also suppress the value of the guaranteed rider benefits that are eligible for periodic benefit resets because your benefit base is available for resets only when your Contract Value is higher than your benefit base. On the other hand, investing in Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in Funds with the managed volatility strategy. Funds that employ a managed volatility strategy are identified in Appendix C.


In making your investment decisions, we encourage you to thoroughly investigate all the information regarding the Funds that are available to you, including the Fund's investment objectives, risks and expenses. The prospectus for each Fund contains this and other important information about each Fund and should be read carefully before investing. To obtain a copy of the Fund prospectuses, you may call us at 1-866-645-2449. After selecting Funds for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner's investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-  arrange for the handling and tallying of proxies received from Owners;


- vote all Fund shares attributable to your Contract according to instructions received from you;



- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received; which could result in the vote of a small number of Owners determining the outcome of a matter subject to a shareholder vote; and



-  proportionately vote any shares held by the Company and its affiliates.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

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FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We and/or our
affiliates may receive substantial fees and payments directly or indirectly from the Funds, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we and/or our affiliates provide and expenses we incur in offering and selling our variable annuity contracts. There arrangements are sometimes referred to as "revenue sharing." We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation from the investment advisers, sub-advisers, administrator and/or distributions (or affiliates thereof) of the Funds. Such payments are derived, in whole or in part, from the profits that the investment adviser or sub-adviser realized on the advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these advisory fees (see the prospectuses for the Funds for more information). The amount of the payments we and our affiliates receive is generally based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance products that we and our affiliates issue. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment of compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2015, we have entered into arrangements to receive Administrative Service and/or 12b-1 fees from each of the following Fund complexes (or affiliated entities): AllianceBernstein, L.P.; American Century Investment Services, Inc.; American Funds Distributors, Inc.; BlackRock Advisors, LLC; Calvert Investments, Inc.; Global Atlantic Investment Advisors, LLC; Franklin Templeton Services, LLC; Goldman Sachs & Co.; Hartford Funds Management Company, LLC; Hartford Investment Management Company; Huntington Asset Advisors; Invesco Advisers Inc.; Ivy Funds Distributor, Inc.; Lord Abbett Series Fund, Inc.; MFS Fund Distributors, Inc.; OppenheimerFunds Distributor, Inc.; Pacific Investment Management Company, LLC; Putnam Retail Management Limited Partnership; Valmark Advisers, Inc.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.50%, respectively and 0.50% in total in 2015 and are not expected to exceed 0.50% and 0.50%, respectively, and 0.50% in total of the annual percentage of the average daily net assets (For instance, assuming that you invested an average balance of $10,000 in a Fund that pays us maximum fees, we would collect a total of $50 from that Fund.) For the fiscal year ended December 31, 2015, revenue sharing payments and 12b-1 fees did not collectively exceed approximately $4,455,000. These fees do not take into account indirect benefits we received by offering FVIT Funds as investment options.



We are affiliated with Forethought Variable Insurance Trust because of our affiliation with its investment adviser Global Atlantic Investment Advisors, LLC. In addition to investment advisory fees, we receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the Forethought Funds.


FIXED ACCOUNT

INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCOUNT IS NOT OFFERED IN C SHARE CONTRACTS. THE FIXED ACCOUNT IS NOT AVAILABLE IF YOU HAVE ELECTED THE DAILY +4 OR DAILY 6 WITHDRAWAL BENEFITS. THE FIXED ACCOUNT IS ONLY AVAILABLE WITH THE MAXIMUM DAILY VALUE II AND RETURN OF PREMIUM II DEATH BENEFITS IF THE DAILY +5 OR DAILY 7 WITHDRAWAL BENEFIT IS ALSO ELECTED. IF YOU HAVE ELECTED AN OPTIONAL BENEFIT, PLEASE SEE THE RELEVANT INVESTMENT RESTRICTIONS IN APPENDIX D, WHICH MAY REQUIRE INVESTMENT IN THE FIXED ACCOUNT.

Please also see "General Account" earlier in this section for additional information regarding the Fixed Account.

We guarantee that we will credit interest to amounts you allocate to the Fixed Account at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Account. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances

12


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are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. Fixed Account interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Account on a first-in, first-out basis (i.e., oldest investments will be liquidated first).

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCOUNT, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCOUNT CREDITED RATES.

We may, at our discretion, restrict your ability to allocate Contract Value or Premium Payments to the Fixed Account. We will also prohibit allocations to the Fixed Account from transfers out of the Fixed Account as described below even in the event of interest rate declines. We may close the Fixed Account to new Premium Payments or transfers of existing Contract Value.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Account to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Account as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Account, and transfers from Sub-Accounts made after that date, but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Fixed Account; or

- an amount equal to your largest previous transfer from the Fixed Account in any one Contract Year.

If you have elected an Optional Benefit with Investment Restrictions that require allocation to the Fixed Account, you may not transfer any amount into or out of the Fixed Account.

We apply these restrictions to all transfers from the Fixed Account, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Fixed Account.

Except where investment in the Fixed Account is a required Optional Benefit Investment Restriction, if your interest rate renews at a rate more than 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.

We may defer Surrenders and Partial Withdrawals (including transfers to Sub-Accounts) from the Fixed Account for up to six months from the date of your request. In certain states, we may not defer payments of Death Benefit proceeds from the Fixed Account (see State Variations section for details).

You must wait six months after your most recent transfer from the Fixed Account before moving Sub-Account Values back to the Fixed Account. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Fixed Account, you must wait six months after your last systematic transfer before moving Contract Value back to the Fixed Account.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Account to Sub-Accounts; therefore this may not provide an effective short term defensive strategy.


4. INFORMATION ON YOUR ACCOUNT

A. PURCHASING A CONTRACT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including individual retirement annuities adopted according to Section 408 of the Code.

In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified Plan receives tax-deferred treatment under the Code.

13


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We do not accept any incoming 403(b) exchanges, transfers or applications for
403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a broker-dealer. A Financial Intermediary will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Financial Intermediary will make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your broker-dealer. Your initial Premium Payment will not be invested in any Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of investment, Contract share class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Broker-dealers may impose requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Annuity Service Center to be considered to be In Good Order.

Anyone who wishes to purchase a Contract with Premium Payments of $1 million or more must receive our approval before the purchase. We reserve the right to impose special conditions on anyone requesting this approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more; and

- if total Premium Payments, aggregated by social security number or taxpayer identification number, equal $1 million or more.

In addition to this restriction on initial Premium Payments, we may also restrict or require approval of subsequent Premium Payments if (1) the subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million, (2) the subsequent Premium Payment would result in your total Premium Payments exceeding 150% of your initial premium or (3) any time after the first Contract Year if you have elected any Optional Benefits. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we restrict or require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done following giving notice to you and on a non-discriminatory basis.

The Owner(s), or Annuitant in the case of a non-natural Owner, must not be older than age 80 on the date that your Contract application is received, in good order, in our Annuity Service Center. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional Benefits are subject to additional maximum issue age restrictions.

The ForeRetirement III Variable Annuity is available in multiple share classes, which each have different fees and charges as described in this prospectus. We urge you to discuss with your Financial Intermediary which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that has a longer or shorter CDSC, important considerations include your liquidity needs, investment horizon and investment flexibility. You should discuss which share class is right for you with your Financial Intermediary. In determining whether to invest in a share class that imposes a CDSC, you might consider whether higher mortality and expense risk and Premium Based Charges, if applicable, outweigh the benefits of CDSC that reduce, or are eliminated, over time. Finally, in determining whether to invest in a share class offered through a broker-dealer, you might consider how the fee charged by the share class you've selected bears in relation to the costs associated with investing in other share classes that impose higher fees.

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It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. This may include suspending mailings of a Systematic Withdrawal Program and other payments. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

Every state has unclaimed property laws which generally deem the Contract to be abandoned after a period of inactivity of three to five years from the Contract's maturity date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or if the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or the Beneficiary last resided, as shown in records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Beneficiary if he or she presents the proper documentation to the state. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?


Yes, under the Right to Examine and Return this Contract provision of your Contract. If for any reason you are not satisfied with your Contract, simply return it within 10 days after you receive it if the Contract is not a replacement, or within 30 days after you receive it if the Contract is a replacement, with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract (please refer to section 7b. State Variations). We may require additional information, including a signature guarantee, before we can cancel your Contract.



Unless otherwise required by state law, we will pay you your Contract Value (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel (In Good Order) and will refund any sales or Contract charges deducted from the Premiums or imposed under the Contract during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation at our Annuity Service Center. In certain states, however, we are required to return your Premium Payment without deduction for any fees, charges or market fluctuations (please refer to Section 7b. State Variations).


HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Annuity Service Center of both a properly completed application or order request and the Premium Payment, both being In Good Order. The election of any Optional Benefits may result in the imposition of Investment Restrictions, as described in Sections 5 and 6. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment. Our approval is required for any Premium Payment if the aggregate of all Premium Payments received from You under this Contract exceeds 150% of the initial Premium. The election of any Optional Benefits may also limit your ability to make additional Premium Payments or the investment allocation of subsequent Premium Payments, as described in the sections of this prospectus explaining those riders. A limitation on additional Premium Payments means that you would not be able to increase your benefits under the Contract or Optional Benefits (such as Lifetime Annual Payments or Death Benefits) by making additional deposits into the Contract.

If the request or other information accompanying the initial Premium Payment is incomplete or not In Good Order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Annuity Service Center) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your broker-dealer has completed a suitability review. We will then consider if your investment is In Good Order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your broker-dealer asks us to reverse a transaction based on their review of your Financial Intermediary's recommendations. We, and the firm that sold this Contract to you, may directly or indirectly earn income on your Premium Payments. For more information, contact your Financial Intermediary.

CAN WE AGGREGATE CONTRACTS?

For purposes of our approval of any Premium Payment, we may aggregate all Premium Payments received from you under all contracts issued by us or by our affiliates.



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HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Account, if applicable, and all Funds, and does not include any Withdrawal Base associated with an optional benefit. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes (if applicable), by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Partial Withdrawals or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the Valuation Period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract share classes. Certain programs may not be available if you have elected certain Optional Benefits.

INVESTEASE

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, or the Fixed Account. You cannot use this Program to invest in the DCA Plus Fixed Account.

STATIC ASSET ALLOCATION MODELS

This systematic program allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund complexes. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund complexes and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. If a model(s) is no longer available for new assets, we will continue to rebalance existing assets in the model(s) at the specified frequency. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program when the Fixed Account or a DCA Plus Fixed Account is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Systematic Withdrawal Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced at least quarterly to reflect the model's original percentages and you may cancel your model at any time subject to Investment Restrictions for maintaining certain Optional Benefits.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.



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While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" below for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Financial Intermediary. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. The models available to you may be restricted based on your election of certain Optional Benefits. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to static asset allocation model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employment Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain Optional Benefits are elected). You can also combine this Program with others such as the Systematic Withdrawal Program, InvestEase(R) and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

DOLLAR COST AVERAGING PROGRAMS

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

-  DCA Plus

-  Fixed Amount DCA

-  Earnings/Interest DCA

DCA PLUS -- This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the Contract share class you purchased and the date the request for the Program is received. Please consult your Financial Intermediary to determine the interest rate for your Program. DCA Plus may not be available for all Contract share classes.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".



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-  Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds (and not the Fixed Account) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds (and not the Fixed Account) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for IRAs). We will pre-authorize Program investment transfers subject to restrictions.

- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

- If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is not active on the Contract, but if the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the static asset allocation model. Otherwise, we will contact your Financial Intermediary to obtain complete instructions. If we do not receive In Good Order enrollment instructions we will refund the payment for further instruction.

- If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Fixed Account is active on the Contract, we will apply the payment to the destination Funds of the current DCA Plus Fixed Account. Otherwise, we will contact your Financial Intermediary to obtain further investment instructions.

- The interest credited under the DCA Plus Fixed Account is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Account (if available based on the Contract and/or rider selected) or any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of the Program payment you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Account (if available based on the form of Contract selected) or any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

SYSTEMATIC WITHDRAWAL PROGRAM

This systematic withdrawal feature allows you to make Partial Withdrawals. You can designate the Funds to be withdrawn from and also choose the frequency of Partial Withdrawals (monthly, quarterly, semiannual, or annually). If you select a monthly frequency, you must receive payment through electronic transfer. The minimum amount of each Partial Withdrawal is $100. Amounts taken under this Program will count towards the Free Withdrawal Amount (FWA) and may be subject to a CDSC. For more information on the FWA, please see Section 4.b and the Glossary in Section 8. Amounts received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the withdrawal payment. You may be able to satisfy Code
Section 72(t)/(q) requirements by enrolling in this Program. Please see the Federal Tax Considerations section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain Optional Benefits.

OTHER PROGRAM CONSIDERATIONS

-  You may terminate your enrollment in any Program at any time.



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-  We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

     - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

     - any Fund is liquidated -- then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

   You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- All optional Lifetime Withdrawal and Death Benefit riders have different withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a systematic withdrawal program may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers (purchases) into a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Partial Withdrawals. We combine all the daily requests to transfer out of a Sub-Account along with all full Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Owners' "transfer-in" requests.

We may take advantage of our size and available technology to combine sales of a particular Fund for any of the other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer; however, you cannot transfer the same Contract Value more than once a Valuation Day.


EXAMPLES
-----------

--------------------------------------------------------------------------------------------------------------------------------
TRANSFER REQUEST PER VALUATION DAY                                                                                  PERMISSIBLE?
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                                                 Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000
among the other Sub-Accounts however you chose)                                                                          Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts                           Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that
same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account                No
--------------------------------------------------------------------------------------------------------------------------------


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SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWELVE SUB-ACCOUNT TRANSFERS EACH
CONTRACT YEAR (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twelfth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.

The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this limit. Restrictions may vary based on state law.

We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS.
 You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of broker-dealers may not be required to provide us with shareholder information.

- Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any broker-dealer that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled Partial Withdrawals or full Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.



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-  In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the transfer rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Owner to provide the information. If the Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or through your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Financial Intermediary. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. WE MAY SUSPEND, MODIFY, OR TERMINATE TELEPHONE OR ELECTRONIC TRANSFER PRIVILEGES AT ANY TIME, FOR ANY REASON.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file at our Annuity Service Center, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing (and In Good Order) from you.


B. CHARGES AND FEES

This section describes the charges and fees that we deduct under the Contract in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Contract may result in a profit to us.

In addition to the following charges, there are Optional Benefits that if elected, assess an additional charge. Please see Sections 5 and 6 for more information. The ForeRetirement Variable Annuity is available in multiple share classes, which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You

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should discuss which share class is right for you with your Financial
Intermediary based on the available options. Important share class considerations include, but are not limited to, your investment holding period and investment flexibility.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods when any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense risk -- We also bear an expense risk that the sales charges (if applicable), Premium Based Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, if you have multiple Contracts with a combined Contract Value of $100,000 or greater, we may waive the Annual Maintenance Fee on all Contracts. However, we may, but are not obligated to, limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

ADMINISTRATIVE CHARGE

We apply a daily administrative charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM BASED CHARGE (B AND L SHARE CONTRACTS)

We apply a quarterly Premium Based Charge, if applicable, against all Premium Payments based on Remaining Gross Premiums. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Account . The Premium Based Charge is intended to compensate us for a portion of our expenses, including promotion and distribution of the Contract. A Premium Based Charge will be deducted upon:

   1.   each Quarterly Contract Anniversary; and/or

   2.   full Surrender.

The amount of Remaining Gross Premium used for calculating the Premium Based Charge is determined on the date of each of the above transactions.


The Premium Based Charge is not assessed on Partial Withdrawals, upon annuitization, or upon the death of the Contract Owner.


Please see Premium Based Charge Examples 1-2 in Appendix A.

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If a Beneficiary elects to continue the Contract under any of the available options described under the Death Benefits section below, we will continue to deduct the Premium Based Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Premium Based Charge is taken proportionally out of the Sub-Accounts.

Please see Premium Based Charge Example 2 in Appendix A for an example of how the Premium Based Charge and CDSC work together.

FUND FACILITATION FEE

We apply a daily fund facilitation fee to the assets in certain Sub-Accounts at the following annualized rates:


                    FUND NAME                                                                           RATE
                    -------------------------------------------------------------------------------------------
                    American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund            0.10%
                    -------------------------------------------------------------------------------------------
                    BlackRock High Yield V.I. Fund                                                      0.10%
                    -------------------------------------------------------------------------------------------
                    BlackRock U.S. Government Bond V.I. Fund                                            0.10%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Franklin Dividend and Income Managed Risk Portfolio                 0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio                   0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Growth Managed Risk Portfolio                                       0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic PIMCO Tactical Allocation Portfolio                                 0.10%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Select Advisor Managed Risk Portfolio                               0.05%
                    -------------------------------------------------------------------------------------------
                    Hartford Capital Appreciation HLS Fund                                              0.05%
                    -------------------------------------------------------------------------------------------
                    Hartford Total Return Bond HLS Fund                                                 0.05%
                    -------------------------------------------------------------------------------------------
                    HIMCO VIT Index Fund                                                                0.15%
                    -------------------------------------------------------------------------------------------
                    Invesco V.I. Government Money Market Fund                                           0.10%
                    -------------------------------------------------------------------------------------------
                    PIMCO Total Return Portfolio                                                        0.15%
                    -------------------------------------------------------------------------------------------


The Fund Facilitation Fee allows us to offer these Funds to you, even though the amounts paid to us by the Funds may not be sufficient to allow us to meet our expenses and revenue targets. While we reserve the right to increase the Fund Facilitation Fee for any of these Sub-Accounts (subject to the maximum shown in the Fee Summary), such a change will not be applied to existing Contract Owners.

PREMIUM TAXES

A deduction is also made for Premium taxes, if any, imposed on us by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5% is assessed, when annuity payments begin or upon full Surrender. We will pay Premium taxes at the time imposed under applicable law. We may deduct Premium taxes at the time we pay such taxes to the applicable taxing authorities, upon full Surrender, or when annuity payments commence.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) (B AND L SHARE CONTRACTS)

Subject to the exclusions below, we may deduct a CDSC when you make full Surrenders, Partial Withdrawals or withdraw Commuted Value of Annuity Payouts under Annuity Payout Options Three, Five or Six. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract. Premium Payments will be taken out on a first-in, first-out basis. This may impact whether subsequent Partial Withdrawals might be subject to a CDSC. Please see Sections 4.c Surrenders, and 4.d Annuity Payouts, for more information regarding when a CDSC may be applied.

We use the following general approach to calculating your CDSC:

  Step 1. Remaining Gross Premium not subject to CDSC that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. The applicable CDSC period begins on the date we receive the Premium Payment. Please see Section 2 Fee Summary for a description of CDSC periods applicable to your share class.

  Step 2. If the amount of money that you wish to take out is less than your FWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. No further steps will be applied.

  Step 3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is more than your FWA and is still subject to a CDSC, then we will deduct your FWA from the amount of the money you wish to take out and then process your request using steps 4-6.

  Step 4. We will then multiply Remaining Gross Premiums still subject to CDSC by a factor. The factor is equal to the amount of money resulting from step 3 divided by the Contract Value above the available FWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the effect of increasing the percentage of your Contract Value that is subject to a CDSC.

23


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  Step 5.    We will then take the amount of Remaining Gross Premium resulting from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Premium Payment has its own CDSC schedule regardless of whether it has been invested in the Sub-Accounts or the Fixed Account.

  Step 6. We then deduct the CDSC calculated in step 5 from the amount of money in step 3, plus FWA and pay the remaining balance to you.

These same steps are generally used when a CDSC is charged upon Annuity Payouts (as applicable under the Annuity Payout Options noted above).

Please refer to CDSC Examples 1-5 in Appendix A for further information about how these formulas will be applied.

THE FOLLOWING ARE NOT SUBJECT TO A CDSC:

- Free Withdrawal Amount -- During a period when a CDSC may be applied, you may fully Surrender up to the greater of:

     -    5% of premium that would otherwise be subject to a CDSC, or

     -    earnings.

   We compute the FWA as of the end of the Valuation Day when a Partial Withdrawal, full Surrender or commutation request is received by us In Good Order.

   You may not carry over unused portions of your FWA from one year to another.

- Lifetime Annual Payments. See Glossary for a definition of Lifetime Annual Payments.

- If you are a patient in a certified long-term care facility or other eligible facility -- CDSC will be waived for a Partial Withdrawal or full Surrender if you or the joint Owner are confined for at least 90 calendar days to a facility which: (i) provides skilled nursing care under the supervision of a physician; and (ii) has 24 hour a day nursing services by or under the supervision of a registered nurse; and (iii) keeps a daily medical record of each patient.

     For this waiver to apply, you must:

     -  have owned the Contract continuously since it was issued,

     -  provide written proof of your eligibility satisfactory to us, and

     - request a Partial Withdrawal or the full Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner or the joint Owner is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 90 days in a certified long-term care facility or other eligible facility up until 91 days after exiting such a facility. This waiver may not be available in all states.

-  Upon death of any Owner(s) -- CDSC will be waived if any Owner(s) dies.

- Upon Annuitization -- CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is fully Surrendered or a Partial Withdrawal is taken during the CDSC period under an Annuity Payout Option which allows commutation.


- For RMDs -- CDSC will be waived for any Owner age 70 1/2 or older with a Contract held under an IRA who withdraws an amount equal to or less than the RMD for either one of the calendar years in which the Contract Year occurs, related to this Contract (excluding inherited IRAs). All requests for RMDs must be in writing.


- For substantially equal periodic payments -- CDSC will be waived if you take Partial Withdrawals under the Systematic Withdrawal Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges -- As an accommodation, we may, at our discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements -- We may, at our discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

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CHARGES AGAINST THE FUNDS

Annual fund operating expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution charges, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses, in Section 2 Fee Summary and in Appendix C.

REDUCED FEES AND CHARGES

We may offer, at our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses. We will not permit a reduction or elimination of charges where it would be unfairly discriminatory.


C. SURRENDERS AND PARTIAL WITHDRAWALS

WHAT KINDS OF FULL SURRENDERS AND PARTIAL WITHDRAWALS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination -- When you fully Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, a prorated portion of Premium Based Charges, if applicable, and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

Partial Withdrawals -- You may request a Partial Withdrawal of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can request that we deduct this charge in either of two ways. One option, a gross withdrawal, is to deduct the CDSC from the amount that you request. The other option, a net of charges withdrawal, is to fully Surrender an amount of Contract Value greater than what you requested, but after the deduction of CDSC will result in payment to you of the amount you requested. Because the net of charges withdrawal will Surrender a greater amount of Contract Value, your CDSC may be greater under this method. Our default option is a gross withdrawal. Please see CDSC Examples 1-5 in Appendix A.

Partial Withdrawals of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Account, including the DCA Plus Fixed Account, unless you direct us otherwise (this may be limited to pro-rata Surrenders if Optional Benefits are elected).

There are several restrictions on Partial Withdrawals of Contract Value before the Annuity Commencement Date:

     - the Partial Withdrawal of Contract Value must be at least equal to $500, and

     - your Contract Value following the Partial Withdrawal must be equal to or greater than the Minimum Contract Value set forth in your Contract. The Minimum Contract Value refers to the minimum Contract Value that you must maintain within this Contract. IF YOU FAIL TO COMPLY, WE RESERVE THE RIGHT TO FULLY TERMINATE YOUR CONTRACT. The Contract Minimum Value varies by Contract share class and may also vary if you have elected certain Optional Benefits. Currently the Minimum Contract Value for Class B, C and L shares is $2,500. We may increase this minimum from time to time, but in no event shall the minimum exceed $10,000 and in many states, cannot be increased after your Contract is issued (see State Variations section for details). Please see "What effect do Partial Withdrawals or full Surrenders have on your benefits" under Optional Withdrawal Benefits for a description of the effect of Partial Withdrawals and the Minimum Contract Value when you elect this rider.

Partial Withdrawals will reduce your Standard Death Benefit on a dollar-for-dollar basis. Please see the sections of this prospectus describing optional Death Benefit riders for a description of how Partial Withdrawals affect benefits under those riders.

Please consult with your Financial Intermediary to be sure that you fully understand the ways a Partial Withdrawal will affect your Contract.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination -- You may fully Surrender or terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Three, Five, or Six. IN THE EVENT YOU TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTION THREE OR FIVE YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and any applicable Premium Tax.

Partial Withdrawals -- Partial Withdrawals are permitted after the Annuity Commencement Date if you select Annuity Payout Option Three, Five, or Six. Upon Partial Withdrawal we will pay you the commuted value minus any applicable CDSC.

Not all Annuity Payout Options may be available if the Contract is issued to qualify under Code Section 408.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as commuting your Annuity Payout.

25


--------------------------------------------------------------------------
The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A PARTIAL WITHDRAWAL OR FULL SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for Partial Withdrawals can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC,
(c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests -- Complete a Surrender form or send us a letter, signed by you, to our Annuity Service Center stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-  your tax withholding amount or percentage, if any, and

-  your mailing address.

You may submit this form to our Annuity Service Center via fax.

Unless you specify otherwise, we will provide the dollar amount you want to receive minus applicable taxes and charges as the default option.

If there are joint Owners, both must authorize these transactions. For a Partial Withdrawal, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account and the Fixed Account, including the DCA Plus Fixed Account.

Telephone Requests -- To request a Partial Withdrawal by telephone, we must have received your completed telephone redemption program enrollment form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for Partial Withdrawals from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests -- We do not currently offer Partial Withdrawal or full Surrenders via the internet. If in the future we offer internet withdrawals, we must receive your completed internet Partial Withdrawal program enrollment form In Good Order at our Annuity Service Center. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for Partial Withdrawals from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on internet withdrawals. We may modify the requirements for internet withdrawals at any time.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and internet withdrawal instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a power of attorney form for another person to act on your behalf may prevent you from making Partial Withdrawals via telephone and internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Partial Withdrawals and full Surrenders. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts and may result in a penalty tax.

WE DO NOT MONITOR PARTIAL WITHDRAWAL OR FULL SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A FULL SURRENDER OR PARTIAL WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see Section 8 for more information.

26


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D. ANNUITY PAYOUTS

You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the payout phase. The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. Once you annuitize your Contract, you may no longer make any Premium Payments. Please check with your Financial Intermediary to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state. Annuitizing your Contract may result in the termination of Optional Benefits and will result in the termination of any Death Benefit; see the sections of this prospectus dealing with the Optional Benefits for detailed information.

Upon Annuitization, your Contract Value will be moved to the General Account.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Contract Value (minus any applicable Premium Taxes) may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your first Contract Anniversary. In no event, however, may the Annuity Commencement Date be later than:

- The later of the oldest Owner's 95th birthday (or if the Owner is a non-natural person, the Annuitant's 95th birthday) or 10 years from the Contract Issue Date (subject to state variation);

- The Annuity Commencement Date stated in an extension request (subject to your broker-dealer's rules for granting extension requests) received by us not less than thirty days prior to a scheduled Annuity Commencement Date.

Extending your Annuity Commencement Date may have tax consequences. You should consult a qualified tax adviser before doing so.

We reserve the right, at our discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your broker-dealer may ask us to prohibit Annuity Commencement Date extensions beyond when the oldest Owner, or Annuitant in the case of a non-natural Owner, turns age 95. Please ask your Financial Intermediary whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits. We will not extend the Annuity Commencement Date beyond the oldest Owner's 100th birthday. If the Owner is a non-natural person, the Annuitant's 100th birthday.

Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only thirty days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-  OPTION 1 -- LIFE ANNUITY WITH CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we will calculate the sum of all Annuity Payouts that were made. If the sum of such Annuity Payments at the time of the Annuitant's death does not equal or exceed the Contract Value (minus any applicable Premium Taxes) at the time of annuitization, we will pay the Beneficiary the difference between the sum of the Annuity Payouts and the Contract Value (minus any applicable Premium Taxes) at annuitization.

-  OPTION 2 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-  OPTION 3 -- LIFE ANNUITY WITH GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant dies before 10 years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

27


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-  OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies.

- OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant and the Joint Annuitant both die before ten years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-  OPTION 6 -- GUARANTEED PAYMENT PERIOD ANNUITY

We agree to make payments for a specified time. The minimum period that you can select is 10 years. The maximum period that you can select is 30 years. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS THREE, FIVE OR SIX. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.


For certain qualified Contracts, if you elect an Annuity Payout Option with a Guaranteed Payment Period, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.


AUTOMATIC ANNUITY PAYOUTS

In most states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. In other states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option One (see the State Variations section for details).

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-  monthly (only available with direct deposit),

-  quarterly,

-  semi-annually, or

-  annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than monthly, the Payout Purchase Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive quarterly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $100. If the amount falls below $100, we have the right to change the frequency to bring the Annuity Payout up to at least $100.

-  FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us.


5. DEATH BENEFITS

A. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts. The Standard Death Benefit is equal to your Contract Value calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us In Good Order at our Annuity Service Center. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary but in no event sooner than the day following the day on which we receive due proof of death. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation


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Units for each Sub-Account and the dollar amount for the Fixed Account for each
Beneficiary's portion of the proceeds. The Premium Based Charge is not assessed when the Death Benefit is paid.


Please see the heading entitled "What kinds of Surrenders are available? -- Before the Annuity Commencement Date" in Section 4.c Surrenders.



B. RETURN OF PREMIUM II

OBJECTIVE

To provide a Death Benefit equal to the greater of Premium Payments adjusted for Partial Withdrawals; or Contract Value that we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violations of the Investment Restrictions may result in termination of this rider.

- Partial Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE PLUS SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE RIDER EFFECTIVE DATE, AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or us. We reserve the right to withdraw this rider for the sale of new Contracts at any time without notice. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 80.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract, revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider fee may be increased or decreased at each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of A or B:

A =   Contract Value; or

B =   Premium Payments adjusted for Partial Withdrawals.

The Premium Based Charge is not assessed when the Death Benefit is paid.

Please refer to the Return of Premium II Example Footnote 2 in Appendix A for an illustration of the Death Benefit.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the fifth anniversary of the rider effective date, the Owner may elect to terminate this rider. You may also terminate this rider on or after the first anniversary of the rider effective date if the rider charge at that time is greater than the rider charge on the rider effective date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will not


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be assessed thereafter. The Death Benefit will be reset to the Standard Death
Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in Sections 5.e and 5.f) by the Beneficiary.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

PARTIAL WITHDRAWALS REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

If you elect another Optional Benefit, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

Please refer to the Return of Premium II Example Footnotes 3 and 4 in Appendix A for illustrations on the effects of Partial Withdrawals.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout is elected and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub- Account(s) approved and designated by us that correspond with the rider version chosen. You must invest in the approved Sub-Account(s) listed in Appendix D. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives,
(iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any Optional Withdrawal Benefit, the Investment Restrictions of such Optional Withdrawal Benefit shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will


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be terminated if during the reinstatement period you make a subsequent Premium
Payment, take a Partial Withdrawal, or make an ownership change.



We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible ownership changes.


The Investment Restrictions could mitigate losses but also hamper potential gains. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

If you elect this rider in combination with an Optional Withdrawal Benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such Optional Withdrawal Benefit, the Investment Restrictions in such Optional Withdrawal Benefit shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefits.

-  Any Withdrawal will trigger a proportionate reduction to your Death
   Benefit.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


C. LEGACY LOCK III

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals); (b) Base Return of Premium (as defined in the glossary); or (c) Contract Value. We will pay the Death Benefit if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.



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Please consider the following prior to electing this rider:

- Please note -- 20% of initial and subsequent Premium Payments must be allocated to the Fixed Account.

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Partial Withdrawals taken prior to reaching the Minimum Amount Rule that do not exceed the Allowable Withdrawal will not reduce the value of the Enhanced Return of Premium component of this Death Benefit.

- Partial Withdrawals that exceed the Allowable Withdrawal will reduce the benefit proportionally, as described below.

- The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the Minimum Amount Rule. THE ENHANCED RETURN OF PREMIUM COMPONENT OF THIS DEATH BENEFIT REDUCES TO ZERO ON THE DATE THE OLDEST OWNER, OR ANNUITANT IN THE CASE OF A NON-NATURAL OWNER, ATTAINS AGE 90. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You can elect this rider at the time you purchase your Contract, provided you do not elect any other optional Death Benefit at that time. If you are electing this rider when you purchase your Contract, you may elect it with the Daily +5 or Daily 7 Withdrawal Benefit. You may also elect to add this rider after you have purchased your Contract, provided you have not previously elected any other optional Death Benefit or any Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

YOU CANNOT ELECT THIS RIDER IF YOU PURCHASED A C SHARE CLASS CONTRACT.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider is not available for C share Contracts. This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or us. We reserve the right to withdraw this rider at any time without notice. If you elect this rider with an Optional Withdrawal Benefit, the maximum age of any Owner, or Annuitant in the case of a non-natural Owner, is 70. If you elect this rider without also electing an Optional Withdrawal Benefit, the maximum issue age is 65.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect any other optional Death Benefit or the Daily +4 or Daily 6 Withdrawal Benefit if you have elected this rider. If you elect this rider and have not elected the Daily +5 or 7 Withdrawal Benefit at the same time, you will not be able to elect the Daily +5 or Daily 7 Withdrawal Benefit at a later time.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The charge for this rider will vary based on whether or not you elect this rider with an Optional Withdrawal Benefit. If you do not elect this rider with an Optional Withdrawal Benefit, your rider fee will be based on the age of the oldest Owner, or Annuitant in the case of a non-natural Owner, at the rider inception date. If you elect this rider and concurrently elect an Optional Withdrawal Benefit, the rider fee will not vary based on age.

The fee for the rider is based on the greater of (a) Enhanced Return of Premium or (b) Base Return of Premium and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Quarterly Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. The rider fee may be increased or decreased on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. Up to the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 90th birthday, the Death Benefit is equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals), (b) Base Return of Premium or (c) Contract Value.

On and after the date the oldest Owner, or Annuitant in the case of a non-natural Owner, attains age 90, the Death Benefit is equal to the greater of Base Return of Premium or Contract Value. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.



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The Premium Based Charge is not assessed when the Death Benefit is paid.

Please refer to the Legacy Lock III Example Footnotes 2 and 7 in Appendix A for illustrations of the Death Benefit.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether or not they exceed the Allowable Withdrawal.

- The following are considered Allowable Withdrawals if you elected an Optional Withdrawal Benefit: All Partial Withdrawals which, on a cumulative basis with all other Partial Withdrawals in a given Contract Year, are equal to or less than the greater of:

    (a) Your Lifetime Annual Payment; or

    (b) Your Required Minimum Distribution for either one of the calendar years in which the Contract Year occurs.

   The following are considered Allowable Withdrawals if you did not elect an Optional Withdrawal Benefit: All Partial Withdrawals after you attain age 59 1/2 which, on a cumulative basis with all other Partial Withdrawals in a given Contract Year, are equal to or less than the greater of:

    (a) 5% of Premium Base; or

    (b) Your Required Minimum Distribution for either one of the calendar years in which the Contract Year occurs.

   If you did not elect an Optional Withdrawal Benefit, Partial Withdrawals prior to your attainment of age 59 1/2 are not Allowable Withdrawals.

- PARTIAL WITHDRAWALS THAT DO NOT EXCEED THE ALLOWABLE WITHDRAWAL will not reduce your Enhanced Return of Premium prior to reaching Minimum Amount Rule, but will reduce your Base Return of Premium on a proportionate basis and Contract Value on a dollar for dollar basis.

- PARTIAL WITHDRAWALS THAT EXCEED THE ALLOWABLE WITHDRAWAL WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

Please refer to the Legacy Lock III Example Footnotes 3, 5 and 6 in Appendix A for illustrations on the effects of Partial Withdrawals.

DEATH BENEFIT STEP-UP AFTER FIRST PARTIAL WITHDRAWAL

The Enhanced Return of Premium component of Legacy Lock III is eligible for an automatic one-time step-up to the Contract Value upon the first Partial Withdrawal. The step-up will occur if the Contract Value prior to the Partial Withdrawal is greater than the Enhanced Return of Premium value on the Valuation Day prior to the first Partial Withdrawal.

ENHANCED RETURN OF PREMIUM COMPONENT OF LEGACY LOCK III

The Enhanced Return of Premium component equals 100% of Premium, adjusted by some Partial Withdrawals as described above. Enhanced Return of Premium will be increased by subsequent Premium and may be eligible for a one-time step-up. The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment under any optional guaranteed lifetime withdrawal benefit rider). THE ENHANCED RETURN OF PREMIUM COMPONENT OF THIS DEATH BENEFIT REDUCES TO ZERO ON THE DATE THE OLDEST OWNER, OR ANNUITANT IN THE CASE OF A NON-NATURAL OWNER, ATTAINS AGE 90. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

IF YOU HAVE ELECTED AN OPTIONAL WITHDRAWAL BENEFIT and your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule. We will no longer accept subsequent Premium Payments. In addition, THE ENHANCED RETURN OF PREMIUM COMPONENT OF YOUR DEATH BENEFIT WILL BE RESET TO EQUAL ZERO. THE DEATH BENEFIT WILL THEN BE EQUAL TO THE GREATER OF: (A) CONTRACT VALUE OR (B) BASE RETURN OF PREMIUM. You may then either make a full Surrender and terminate your Contract and rider, or you may continue your Contract. If you continue your Contract, you must transfer your remaining Contract Value to approved


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Sub-Account(s) and/or Program(s) within ten business days or we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

IF YOU HAVE NOT ELECTED AN OPTIONAL WITHDRAWAL BENEFIT AND ON ANY VALUATION DAY A PARTIAL WITHDRAWAL IS TAKEN THAT REDUCES YOUR CONTRACT VALUE BELOW THE MINIMUM AMOUNT RULE WE WILL TERMINATE YOUR CONTRACT AND ALL BENEFITS THEREUNDER, INCLUDING DEATH BENEFITS.

Please refer to the Legacy Lock III Example Footnote 4 in Appendix A for an illustration of the Enhanced Return of Premium.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates. Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

We do not expect to grant Annuity Commencement Date extension requests for Legacy Lock III.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Sub-Account(s), and the Fixed Account approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. You must also allocate 20% of your initial and subsequent Premium Payments to the Fixed Account. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law) the asset allocation models, Sub-Accounts, the Fixed Account, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

You are required to allocate a portion of your initial and subsequent Premium Payments to the Fixed Account (please see Section 3 for more information on the Fixed Account). In that situation, you may not transfer additional amounts in or out of the Fixed Account, even in the event of declining interest rates.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any Optional Withdrawal Benefit, the Investment Restrictions of such Optional Withdrawal Benefit shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day


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reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make an ownership change.



We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible ownership changes.


The Investment Restrictions could mitigate losses but also hamper potential gains. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

If you elect this rider in combination with an Optional Withdrawal Benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such Optional Withdrawal Benefit, the Investment Restrictions in such Optional Withdrawal Benefit shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- 20% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED TO THE FIXED ACCOUNT. THE REMAINING 80% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED AMONGST THE APPROVED SUB-ACCOUNTS IN APPENDIX D. IF YOU BECOME SUBJECT TO THESE INVESTMENT RESTRICTIONS AFTER THE DATE YOUR CONTRACT IS ISSUED (I.E. YOU POST-ISSUE ELECT ONE OF THESE OPTIONAL BENEFITS) THE 20% AND 80% ALLOCATIONS WILL BE BASED ON YOUR CONTRACT VALUE ON THE RIDER EFFECTIVE DATE.

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- You will automatically receive a one-time step-up of the Enhanced Return of Premium to the Contract Value, if greater, upon the first Partial Withdrawal. We will not provide a notice prior to applying this step-up.

- IF YOU HAVE ELECTED AN OPTIONAL WITHDRAWAL BENEFIT: IF YOUR CONTRACT VALUE IS REDUCED BELOW THE MINIMUM AMOUNT RULE (EQUAL TO THE GREATER OF THE MINIMUM CONTRACT VALUE DESCRIBED IN SECTION 4.C OR ONE LIFETIME ANNUAL PAYMENT), THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO. PLEASE SEE SECTION 4.C. SURRENDERS FOR MORE INFORMATION REGARDING THE MINIMUM CONTRACT VALUE. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING LIFETIME ANNUAL PAYMENTS. IN ADDITION, ANY STEP-UP APPLIED TO THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE LOST.

- THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO ON THE DATE THE OLDEST OWNER, OR ANNUITANT IN THE CASE OF A NON-NATURAL OWNER, ATTAINS AGE 90. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT IS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING ALLOWABLE WITHDRAWALS, IF APPLICABLE, WHICH MAY RESULT IN A SMALLER DEATH BENEFIT AMOUNT THAN PRIOR TO AGE 90.

- IF YOU HAVE NOT ELECTED AN OPTIONAL WITHDRAWAL BENEFIT: If your Contract Value is reduced below the Minimum Amount Rule, we will terminate your Contract and all benefits thereunder, including Death Benefits.

35


--------------------------------------------------------------------------
- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

- Any Partial Withdrawal that exceeds the Allowable Withdrawal will trigger a proportionate reduction to your Death Benefit.

- Legacy Lock III is referred to as Enhanced Return of Premium Death Benefit Rider III in your Contract.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


D. MAXIMUM DAILY VALUE II

OBJECTIVE

To provide a Death Benefit equal to the greater of: (a) Maximum Daily Value or
(b) Contract Value that we will pay if any Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Partial Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the Maximum Daily Value and is assessed on each Quarterly Contract Anniversary. This rider fee will be automatically deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider charge may increase or decrease on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greater of A or B:

A =   Contract Value;

B =   Maximum Daily Value.

36


--------------------------------------------------------------------------
The death benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

The Premium Based Charge is not assessed when the Death Benefit is paid.

Please refer to the Maximum Daily Value II Example Footnotes 2 and 3 in Appendix A for illustrations of the Maximum Daily Value.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

PARTIAL WITHDRAWALS REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

Please refer to the Maximum Daily Value II Example Footnote 4 in Appendix A for an illustration on the effects of Partial Withdrawals.

If you elect another Optional Benefit, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. You must invest in the approved Sub-Account(s) listed in Appendix D. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives,
(iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you

37


--------------------------------------------------------------------------
invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any Optional Withdrawal Benefit, the Investment Restrictions of such Optional Withdrawal Benefit shall prevail.


If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make an ownership change.



We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible ownership changes.


The Investment Restrictions could mitigate losses but also hamper potential gains. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

If you elect this rider in combination with an Optional Withdrawal Benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such Optional Withdrawal Benefit, the Investment Restrictions in such Optional Withdrawal Benefit shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

-  Any Withdrawal will trigger a proportionate reduction to your Death
   Benefit.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

38


--------------------------------------------------------------------------
- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


E. HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and
(b) take Partial Withdrawals without paying CDSCs, if any. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section 8(C)(2)(f) Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above.


F. WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                  AND . . .                      AND . . .
------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is a surviving joint       The Annuitant is living or
                                Owner                            deceased

------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is no surviving joint      The Annuitant is living or
                                Owner                            deceased

------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is no surviving joint      The Annuitant is living or
                                Owner and the Beneficiary        deceased
                                (including the contingent
                                Beneficiary) predeceases the
                                Owner

------------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Owner is living



------------------------------------------------------------------------------------------------------------------------------------


IF THE DECEASED IS THE . . .              THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------------
Owner                           Joint Owner receives the Death
                                Benefit.

------------------------------------------------------------------------------------------------------------------------------------
Owner                           Beneficiary receives the Death
                                Benefit.

------------------------------------------------------------------------------------------------------------------------------------
Owner                           Owner's estate receives the Death
                                Benefit.




------------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Owner becomes the Annuitant
                                and the Contract continues. The
                                Owner may name a new Annuitant.

------------------------------------------------------------------------------------------------------------------------------------

39


--------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                           AND . . .                                          THEN THE . . .
--------------------------------------------------------------------------------------------------------------------------------
Owner                             The Annuitant is living                             Beneficiary becomes the Owner.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Owner is living                                 Owner receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Annuitant is also the Owner                     Beneficiary receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

In the event that the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner.


6. OPTIONAL WITHDRAWAL BENEFITS

OBJECTIVE

The objective of these Optional Withdrawal Benefits is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

For B and L Share Contracts, you have four options to elect from when purchasing an Optional Withdrawal Benefit, Daily +5, Daily 7, Daily +4 and Daily 6. For C Share Contracts, you may elect Daily +4 or Daily 6. These options differ as described in the chart and discussion below. The election must be made at the time you purchase the rider and is irrevocable. Before making this election, you should carefully consider and discuss with your Financial Intermediary which option is right for you.

                                              DAILY +5 / DAILY +4
------------------------------------------------------------------------------------------------------------------------------------
                             DAILY +5: Provides a Lifetime Annual
                             Payment based on both a 5% Deferral Bonus
                             AND a market based Step Up.
                             DAILY +4: Provides a Lifetime Annual
                             Payment based on both a 4% Deferral Bonus
                             AND a market based Step Up.

------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS               DAILY +5: 5% during the Deferral Bonus
                             Period.
                             DAILY +4: 4% during the Deferral Bonus
                             Period.

------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS PERIOD        15 Years

------------------------------------------------------------------------------------------------------------------------------------
LIFETIME ANNUAL PAYMENTS     Prior to your first Withdrawal, the Lifetime
                             Annual Payment is set on each Valuation Day
                             equal to the Lifetime Withdrawal Percentage
                             multiplied by your then current Withdrawal
                             Base.

------------------------------------------------------------------------------------------------------------------------------------
ANNIVERSARY WITHDRAWAL BASE  Not Applicable.





------------------------------------------------------------------------------------------------------------------------------------
HIGH WATER MARK              The High Water Mark is used to determine if
                             your Withdrawal Base will be reset. The High
                             Water Mark reset is equal to the greater of
                             your prior High Water Mark, adjusted for
                             Premium Payments or Partial Withdrawals or
                             your Contract Value prior to the deduction
                             of any applicable rider charge.

------------------------------------------------------------------------------------------------------------------------------------

                                                DAILY 7 / DAILY 6
------------------------------------------------------------------------------------------------------------------------------------
                             DAILY 7: Provides a Lifetime Annual Payment
                             based on the greater of a 7% Deferral Bonus
                             OR market-based Step Up, if greater.
                             DAILY 6: Provides a Lifetime Annual Payment
                             based on the greater of a 6% Deferral Bonus
                             OR market-based Step Up, if greater.

------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS               DAILY 7: 7% during the Deferral Bonus
                             Period.
                             DAILY 6: 6% during the Deferral Bonus
                             Period.

------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS PERIOD        15 Years

------------------------------------------------------------------------------------------------------------------------------------
LIFETIME ANNUAL PAYMENTS     Prior to your first Withdrawal, the Lifetime
                             Annual Payment is set on each Valuation Day
                             equal to the Lifetime Withdrawal Percentage
                             multiplied by your then current Withdrawal
                             Base.

------------------------------------------------------------------------------------------------------------------------------------
ANNIVERSARY WITHDRAWAL BASE  Your Anniversary Withdrawal Base is used to calculate if your Withdrawal Base will reset.
                             The Anniversary Withdrawal Base will be
                             reset on each Contract Anniversary and will
                             equal the Withdrawal Base.

------------------------------------------------------------------------------------------------------------------------------------
HIGH WATER MARK              Not Applicable.







------------------------------------------------------------------------------------------------------------------------------------

40


--------------------------------------------------------------------------

                                              DAILY +5 / DAILY +4
------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS BASE          The Deferral Bonus Base will not reset on
                             the Contract Anniversary. The Deferral
                             Bonus Base will only be increased by
                             subsequent Premium Payments.



------------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWALS          Partial Withdrawals reduce your Withdrawal
                             Base and High Water Mark in different ways
                             depending on whether they are Excess
                             Withdrawals or not.
                             -  Partial Withdrawals that are not Excess
                                Withdrawals will not reduce the
                                Withdrawal Base or High Water Mark.
                             -  Excess Withdrawals will reduce the
                                Withdrawal Base and High Water Mark on
                                a proportionate basis.


------------------------------------------------------------------------------------------------------------------------------------
STEP UP                      A Step Up is a potential increase to your
                             Withdrawal Base, based on market
                             performance. You will receive both the Step
                             Up and the Deferral Bonus.

------------------------------------------------------------------------------------------------------------------------------------
SUBSEQUENT PREMIUM PAYMENTS  Subsequent Premium Payments increase your
                             Withdrawal Base, High Water Mark, and
                             Deferral Bonus Base.

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS      DAILY +5: Yes, including allocation to
                             approved Sub-Accounts and the FIXED
                             ACCOUNT.
                             DAILY +4: Yes, including allocation to
                             approved Sub-Accounts.

------------------------------------------------------------------------------------------------------------------------------------

                                                DAILY 7 / DAILY 6
------------------------------------------------------------------------------------------------------------------------------------
DEFERRAL BONUS BASE          The Deferral Bonus Base may reset on each
                             Contract Anniversary during the Deferral
                             Bonus Period. The Deferral Bonus Base will
                             be increased by subsequent Premium
                             Payments and may be reset annually to equal
                             the Withdrawal Base.

------------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWALS          Partial Withdrawals reduce your Withdrawal
                             Base and Anniversary Withdrawal Base in
                             different ways depending on whether they
                             are Excess Withdrawals or not.
                             -  Partial Withdrawals that are not Excess
                                Withdrawals will not reduce the
                                Withdrawal Base or Anniversary
                                Withdrawal Base.
                             -  Excess Withdrawals will reduce the
                                Withdrawal Base and Anniversary
                                Withdrawal Base on a proportionate basis.

------------------------------------------------------------------------------------------------------------------------------------
STEP UP                      A Step Up is a potential increase to your
                             Withdrawal Base, based on market
                             performance. You will receive the greater of
                             a Step Up or the Deferral Bonus.

------------------------------------------------------------------------------------------------------------------------------------
SUBSEQUENT PREMIUM PAYMENTS  Subsequent Premium Payments increase your
                             Withdrawal Base, Anniversary Withdrawal
                             Base, and Deferral Bonus Base.

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS      DAILY 7: Yes, including allocation to approved
                             Sub-Accounts and the FIXED ACCOUNT.
                             DAILY 6: Yes, including allocation to approved
                             Sub-Accounts.


------------------------------------------------------------------------------------------------------------------------------------

A. DAILY +5 -- DAILY STEP UP WITHDRAWAL BENEFIT

OBJECTIVE

The objective of Daily +5 is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

Before electing Daily +5, you should carefully consider and discuss with your Financial Intermediary which option is right for you.

Please consider the following prior to electing the rider:

- Please note -- 20% of initial and subsequent Premium Payments must be allocated to the Fixed Account.

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a Deferral Bonus. Daily +5 provides a 5% annual Deferral Bonus AND market based Step Ups. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not PREVIOUSLY elected any Optional Withdrawal Benefit or Legacy Lock III. Non-natural Owners cannot elect this rider after the Contract issue date.



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IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE
CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, HIGH WATER MARK AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider is not available for C share Contracts. This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Covered Life when electing this rider is 80. The minimum age of any Covered Life when electing this rider is 50.

If you elect this rider after the Contract issue date, and have not previously elected an optional Death Benefit, you will have a one-time opportunity to add Legacy Lock III concurrently.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Legacy Lock III rider at a future date. You may only elect Legacy Lock III at the time you elect this rider. Buying this rider also precludes you from electing any other Withdrawal Benefit.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event your Withdrawal Percentage will be reduced by 1%. For example, if your Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Withdrawal Percentage will be 4%. This declination is irrevocable and no future Daily +5 Withdrawal Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes, this rider provides an opportunity to take a maximum Withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

-  WITHDRAWAL BASE AND HIGH WATER MARK

Under Daily +5, we use the Withdrawal Base to calculate your Lifetime Annual Payment. In Daily +5 you receive a 5% Deferral Bonus every year during the Deferral Bonus Period IN ADDITION TO any Step Up. A Step Up is the potential increase to your Withdrawal Base, based on market performance. In order to calculate your Step Up, we use your High Water Mark. Your High Water Mark is generally your highest Contract Value as described below.

We automatically reset your Contract's High Water Mark each day to equal the greater of (i) your prior High Water Mark adjusted to include any additional Premium Payments or Partial Withdrawals or (ii) the Contract Value prior to the deduction of any applicable rider charge.

Your initial Withdrawal Base and High Water Mark are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and High Water Mark may fluctuate based on Step Ups, Deferral Bonuses, subsequent Premium Payments, or Excess Partial Withdrawals.

If you are electing this rider after your Contract has been issued, the Withdrawal Base and High Water Mark will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

42


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Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Owner or the Covered Life is age 95. The reset is equal to the sum of (A), (B) and (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B = The Contract Value High Water Mark as of the current Valuation Day less the Contract Value High Water Mark as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

C = The Deferral Bonus, if applicable. The Deferral Bonus is only applicable on the Contract Anniversary and during the Deferral Bonus Period.

Please refer to the Daily +5 Withdrawal Benefit Example Footnotes 2, 3 and 5 in Appendix A for illustrations of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, High Water Mark and Contract Value by the dollar amount of that Premium Payment.

Partial Withdrawals reduce your Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

- Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base or High Water Mark.

- Excess Withdrawals will reduce the Withdrawal Base and High Water Mark on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Your Withdrawal Base can never be less than $0 or more than $10 million. Any transactions that would otherwise increase the Withdrawal Base outside these limits will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC.

Please refer to the Daily +5 Withdrawal Benefit Example Footnotes 4 and 6 in Appendix A for illustrations of withdrawals.

DEFERRAL BONUS BASE

The Deferral Bonus for Daily +5 is 5%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). The Deferral Bonus Base will not reset on the Contract Anniversary.

If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE 15TH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE, ANNUITY COMMENCEMENT DATE, OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. The Deferral Bonus Base will not be increased by anything other than subsequent Premium Payments.

Your Deferral Bonus Base can never be less than $0 or more than $10 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 55) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE THE RELEVANT COVERED LIFE ATTAINS AGE 55, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.



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Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Withdrawal Percentages are as follows:

                                                                  WITHDRAWAL PERCENTAGE
                                                                 ----------------------
                                                                 JOINT/SPOUSAL   SINGLE
                                                       AGE          OPTION       OPTION
                                                 -------------   -------------   ------
                                                     55 - 59         3.0%         3.5%
                                                     60 - 64         3.5%         4.0%
                                                     65 - 84         4.5%         5.0%
                                                       85+           5.5%         6.0%

Withdrawals taken prior to age 59 1/2 may be subject to a 10% penalty tax if not taken as part of a substantially equal periodic payment. In order to qualify for the exception to the 10% penalty, a system of substantially equal periodic payments must last until the later of 5 years from the date of the first payment or the date you turn 59 1/2. Any modification during this time may result in retroactive taxes. You should discuss any withdrawals prior to age 59 1/2 with your tax advisor.

- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Program(s) within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-  Lifetime Annual Payments will continue;



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44


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-  Step Ups and Deferral Bonuses, if applicable, will no longer apply; and

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee.

Once your Contract Value is reduced below the Minimum Amount Rule, any Withdrawal greater than a Lifetime Annual Payment will result in the contract being liquidated and the rider terminating.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?


An ownership change which changes the Covered Life will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.


Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The High Water Mark will be equal to the greater of Contract Value or the High Water Mark on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, the Contract Value, not your Withdrawal Base, must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

-  SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.



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-  JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Sub-Account(s), and the Fixed Account approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. You must also allocate 20% of your initial and subsequent Premium Payments to the Fixed Account. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, the Fixed Account, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

You are be required to allocate a portion of your initial and subsequent Premium Payments to the Fixed Account (please see Section 3 for more information on the Fixed Account). In that situation, you may not transfer additional amounts in or out of the Fixed Account, even in the event of declining interest rates.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change. Your Lifetime Withdrawal Percentage will be reset to equal the Lifetime Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

IF APPLICABLE, YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE OR DEFERRAL BONUS BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s), Sub-Account(s), and the Fixed Account could mitigate losses but also hamper potential gains. The approved asset allocation model(s), Sub-Account(s), and the Fixed Account provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.



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INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT
PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- 20% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED TO THE FIXED ACCOUNT. THE REMAINING 80% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED AMONGST THE APPROVED SUB-ACCOUNTS IN APPENDIX D. IF YOU BECOME SUBJECT TO THESE INVESTMENT RESTRICTIONS AFTER THE DATE YOUR CONTRACT IS ISSUED (I.E. YOU POST-ISSUE ELECT ONE OF THESE OPTIONAL BENEFITS) THE 20% AND 80% ALLOCATIONS WILL BE BASED ON YOUR CONTRACT VALUE ON THE RIDER EFFECTIVE DATE.

-  The minimum age of any Covered Life when electing this rider is 50.

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 55, your Lifetime Annual Payment will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

- Transfers made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.



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-  The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- The Daily +5 Withdrawal Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II in your Contract.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


B. DAILY 7 -- DAILY STEP UP WITHDRAWAL BENEFIT

OBJECTIVE

The objective of Daily 7 is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

Before electing Daily 7, you should carefully consider and discuss with your Financial Intermediary which option is right for you.

Please consider the following prior to electing the rider:

- Please note -- 20% of initial and subsequent Premium Payments must be allocated to the Fixed Account.

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a Deferral Bonus. Daily 7 provides a 7% annual Deferral Bonus OR market based Step Ups, if greater. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not PREVIOUSLY elected any Optional Withdrawal Benefit or Legacy Lock III. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, ANNIVERSARY WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider is not available for C share Contracts. This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Covered Life when electing this rider is 80. The minimum age of any Covered Life when electing this rider is 60.

If you elect this rider after the Contract issue date, and have not previously elected an optional Death Benefit, you will have a one-time opportunity to add Legacy Lock III concurrently.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting


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the Single Life Option and the younger Covered Life is the relevant Covered
Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Legacy Lock III rider at a future date. You may only elect Legacy Lock III at the time you elect this rider. Buying this rider also precludes you from electing any other Withdrawal Benefit.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event your Withdrawal Percentage will be reduced by 1%. For example, if your Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Withdrawal Percentage will be 4%. This declination is irrevocable and no future Daily 7 Withdrawal Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes, this rider provides an opportunity to take a maximum Withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

-  WITHDRAWAL BASE AND ANNIVERSARY WITHDRAWAL BASE

Under Daily 7, we use the Withdrawal Base to calculate your Lifetime Annual Payment. In Daily 7 you receive a 7% Deferral Bonus or a Step Up, whichever is greater. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

Your initial Withdrawal Base and Anniversary Withdrawal Base are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and Anniversary Withdrawal Base will fluctuate based on Step Ups, Deferral Bonuses, subsequent Premium Payments, or Excess Partial Withdrawals.

If you are electing this rider after your Contract has been issued, the Withdrawal Base and Anniversary Withdrawal Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Owner or the Covered Life is age 95. The reset is equal to the greater of (A), (B) or (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B =   Your Contract Value, prior to the deduction of any applicable Rider
      Charge.

C = Your Anniversary Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals, plus the Deferral Bonus, if applicable. The Deferral Bonus is only applicable on the Contract Anniversary and during the Deferral Bonus Period.

Your Anniversary Withdrawal Base may be reset each Contract Anniversary to equal the greater of the Withdrawal Base or the Anniversary Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals. The Anniversary Withdrawal Base includes any applicable Deferral Bonus (the amount added to your Anniversary Withdrawal Base during the Deferral Bonus Period if a Step Up does not occur).

Please refer to the Daily 7 Withdrawal Benefit Example Footnotes 2, 3 and 6 in Appendix A for illustrations of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, Anniversary Withdrawal Base and Contract Value by the dollar amount of that Premium Payment.



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Partial Withdrawals reduce your Withdrawal Base and Anniversary Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

- Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base or Anniversary Withdrawal Base.

- Excess Withdrawals will reduce the Withdrawal Base and Anniversary Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Your Withdrawal Base can never be less than $0 or more than $10 million. Any transactions that would otherwise increase the Withdrawal Base outside these limits will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC.

Please refer to the Daily 7 Withdrawal Benefit Example Footnotes 5 and 7 in Appendix A for illustrations of different types of withdrawals.

DEFERRAL BONUS BASE

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Withdrawal Base. You will not receive a Deferral Bonus if your Step Up (as of the date of your Contract Anniversary) is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus for Daily 7 is 7%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded. Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary during the Deferral Bonus Period.

If, on your Contract Anniversary, you have a Step Up that is greater than your Deferral Bonus, we will reset your Deferral Bonus Base to equal your Withdrawal Base. If, on your Contract Anniversary, a Step Up does not occur or is less than your Deferral Bonus, your Deferral Bonus Base is not reset.

Please refer to the Daily 7 Withdrawal Benefit Example Footnote 4 in Appendix A for an illustration of a Deferral Bonus Base being reset.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE 15TH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE, THE ANNUITY COMMENCEMENT DATE, OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. The Deferral Bonus Base will not be increased by anything other than subsequent Premium Payments.

Your Deferral Bonus Base can never be less than $0 or more than $10 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 60) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE THE RELEVANT COVERED LIFE ATTAINS AGE 60, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.



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Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Withdrawal Percentages are as follows:

                                                                  WITHDRAWAL PERCENTAGE
                                                                 ----------------------
                                                                 JOINT/SPOUSAL   SINGLE
                                                       AGE          OPTION       OPTION
                                                 -------------   -------------   ------
                                                     60 - 64         3.5%         4.0%
                                                     65 - 84         4.5%         5.0%
                                                       85+           5.5%         6.0%

- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Program(s) within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply; and

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee.

Once your Contract Value is reduced below the Minimum Amount Rule, any Withdrawal greater than a Lifetime Annual Payment will result in the contract being liquidated and the rider terminating.



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WHAT HAPPENS IF YOU CHANGE OWNERSHIP?


An ownership change which changes the Covered Life will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.


Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Anniversary Withdrawal Base will be equal to the greater of Contract Value or the Anniversary Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, the Contract Value, not your Withdrawal Base, must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

-  SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.

-  JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.



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Should your Contract Value go below our Minimum Amount Rule then in effect,
Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s), Sub-Account(s), and the Fixed Account approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. You must also allocate 20% of your initial and subsequent Premium Payments to the Fixed Account. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, the Fixed Account, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives, (iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

You are be required to allocate a portion of your initial and subsequent Premium Payments to the Fixed Account (please see Section 3 for more information on the Fixed Account). In that situation, you may not transfer additional amounts in or out of the Fixed Account, even in the event of declining interest rates.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change. Your Lifetime Withdrawal Percentage will be reset to equal the Lifetime Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

IF APPLICABLE, YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE OR DEFERRAL BONUS BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s), Sub-Account(s), and the Fixed Account could mitigate losses but also hamper potential gains. The approved asset allocation model(s), Sub-Account(s), and the Fixed Account provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.



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ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- 20% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED TO THE FIXED ACCOUNT. THE REMAINING 80% OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS MUST BE ALLOCATED AMONGST THE APPROVED SUB-ACCOUNTS IN APPENDIX D. IF YOU BECOME SUBJECT TO THESE INVESTMENT RESTRICTIONS AFTER THE DATE YOUR CONTRACT IS ISSUED (I.E. YOU POST-ISSUE ELECT ONE OF THESE OPTIONAL BENEFITS) THE 20% AND 80% ALLOCATIONS WILL BE BASED ON YOUR CONTRACT VALUE ON THE RIDER EFFECTIVE DATE.

-  The minimum age of any Covered Life when electing this rider is 60.

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 60, your Lifetime Annual Payment will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

- Transfers made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.



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-  We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- The Daily 7 Withdrawal Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II in your Contract.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


C. DAILY +4 -- DAILY STEP UP WITHDRAWAL BENEFIT

OBJECTIVE

The objective of Daily +4 is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

Before electing Daily +4, you should carefully consider and discuss with your Financial Intermediary which option is right for you.

Please consider the following prior to electing the rider:

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a Deferral Bonus. Daily +4 provides a 4% annual Deferral Bonus AND market based Step Ups. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not PREVIOUSLY elected any Optional Withdrawal Benefit or Legacy Lock III. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, HIGH WATER MARK AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Covered Life when electing this rider is 80. The minimum age of any Covered Life when electing this rider is 50.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Legacy Lock III rider. Buying this rider also precludes you from electing any other Withdrawal Benefit.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider


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charge. You may decline a rider charge increase in which event your Withdrawal
Percentage will be reduced by 1%. For example, if your Withdrawal Percentage would be 4%, but you declined a rider fee increase at some point, your Withdrawal Percentage will be 3%. This declination is irrevocable and no future Daily +4 Withdrawal Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes, this rider provides an opportunity to take a maximum Withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

-  WITHDRAWAL BASE AND HIGH WATER MARK

Under Daily +4, we use the Withdrawal Base to calculate your Lifetime Annual Payment. In Daily +4 you receive a 4% Deferral Bonus every year during the Deferral Bonus Period IN ADDITION TO any Step Up. A Step Up is the potential increase to your Withdrawal Base, based on market performance. In order to calculate your Step Up, we use your High Water Mark. Your High Water Mark is generally your highest Contract Value as described below.

We automatically reset your Contract's High Water Mark each day to equal the greater of (i) your prior High Water Mark adjusted to include any additional Premium Payments or Partial Withdrawals or (ii) the Contract Value prior to the deduction of any applicable rider charge.

Your initial Withdrawal Base and High Water Mark are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and High Water Mark may fluctuate based on Step Ups, Deferral Bonuses, subsequent Premium Payments, or Excess Partial Withdrawals.

If you are electing this rider after your Contract has been issued, the Withdrawal Base and High Water Mark will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Owner or the Covered Life is age 95. The reset is equal to the sum of (A), (B) and (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B = The Contract Value High Water Mark as of the current Valuation Day less the Contract Value High Water Mark as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

C = The Deferral Bonus, if applicable. The Deferral Bonus is only applicable on the Contract Anniversary and during the Deferral Bonus Period.

Please refer to the Daily +4 Withdrawal Benefit Example Footnotes 2, 3 and 5 in Appendix A for illustrations of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, High Water Mark and Contract Value by the dollar amount of that Premium Payment.

Partial Withdrawals reduce your Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

- Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base or High Water Mark.

- Excess Withdrawals will reduce the Withdrawal Base and High Water Mark on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Your Withdrawal Base can never be less than $0 or more than $10 million. Any transactions that would otherwise increase the Withdrawal Base outside these limits will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.



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Partial Withdrawals taken during any Contract Year that cumulatively exceed the
Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC.

Please refer to the Daily +4 Withdrawal Benefit Example Footnotes 4 and 6 in Appendix A for illustrations of different types of withdrawals.

DEFERRAL BONUS BASE

The Deferral Bonus for Daily +4 is 4%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). The Deferral Bonus Base will not reset on the Contract Anniversary.

If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE 15TH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE, THE ANNUITY COMMENCEMENT DATE, OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. The Deferral Bonus Base will not be increased by anything other than subsequent Premium Payments.

Your Deferral Bonus Base can never be less than $0 or more than $10 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 55) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE THE RELEVANT COVERED LIFE ATTAINS AGE 55, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Withdrawal Percentages are as follows:

                                                                  WITHDRAWAL PERCENTAGE
                                                                 ----------------------
                                                                 JOINT/SPOUSAL   SINGLE
                                                       AGE          OPTION       OPTION
                                                 -------------   -------------   ------
                                                     55 - 59         3.0%         3.5%
                                                     60 - 64         3.5%         4.0%
                                                     65 - 84         4.5%         5.0%
                                                       85+           5.5%         6.0%

Withdrawals taken prior to age 59 1/2 may be subject to a 10% penalty tax if not taken as part of a substantially equal periodic payment. In order to qualify for the exception to the 10% penalty, a system of substantially equal periodic payments must last until the later of 5 years

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from the date of the first payment or the date you turn 59 1/2. Any modification during this time may result in retroactive taxes. You should discuss any withdrawals prior to age 59 1/2 with your tax advisor.

- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Program(s) within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply; and

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee.

Once your Contract Value is reduced below the Minimum Amount Rule, any Withdrawal greater than a Lifetime Annual Payment will result in the contract being liquidated and the rider terminating.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?


An ownership change which changes the Covered Life will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.


Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.



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-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The High Water Mark will be equal to the greater of Contract Value or the High Water Mark on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, the Contract Value, not your Withdrawal Base, must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

-  SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.

-  JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. You must invest in the approved Sub-Account(s) listed in Appendix D. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives,
(iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge


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and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change. Your Lifetime Withdrawal Percentage will be reset to equal the Lifetime Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

IF APPLICABLE, YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE OR DEFERRAL BONUS BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these investment requirements and restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

-  The minimum age of any Covered Life when electing this rider is 50.

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 55, your Lifetime Annual Payment will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.



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-  The Fixed Account is not available if you have elected the Daily +4
   Withdrawal Benefit.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

- Transfers made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- The Daily +4 Withdrawal Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II in your Contract.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


D. DAILY 6 -- DAILY STEP UP WITHDRAWAL BENEFIT

OBJECTIVE

The objective of Daily 6 is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on the daily performance of your Contract and/or Deferral Bonuses.

Before electing Daily 6, you should carefully consider and discuss with your Financial Intermediary which option is right for you.

Please consider the following prior to electing the rider:

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.



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HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option). This rider also provides a Deferral Bonus. Daily 6 provides a 6% annual Deferral Bonus or market based Step Ups, if greater. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not PREVIOUSLY elected any Optional Withdrawal Benefit or Legacy Lock III. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, ANNIVERSARY WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all broker-dealers and may be subject to additional restrictions set by your broker-dealer or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Covered Life when electing this rider is 80. The minimum age of any Covered Life when electing this rider is 60.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Legacy Lock III rider. Buying this rider also precludes you from electing any other Withdrawal Benefit.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event your Withdrawal Percentage will be reduced by 1%. For example, if your Withdrawal Percentage would be 6%, but you declined a rider fee increase at some point, your Withdrawal Percentage will be 5%. This declination is irrevocable and no future Daily 6 Withdrawal Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes, this rider provides an opportunity to take a maximum Withdrawal each year in the form of a Lifetime Annual Payment. We calculate your Lifetime Annual Payments by multiplying your Withdrawal Percentage by your Withdrawal Base. The Withdrawal Base will fluctuate as described below.

-  WITHDRAWAL BASE AND ANNIVERSARY WITHDRAWAL BASE

Under Daily 6, we use the Withdrawal Base to calculate your Lifetime Annual Payment. In Daily 6 you receive a 6% Deferral Bonus or a Step Up, whichever is greater. A Step Up is the potential increase to your Withdrawal Base, based on market performance.

Your initial Withdrawal Base and Anniversary Withdrawal Base are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and Anniversary Withdrawal Base will fluctuate based on Step Ups, Deferral Bonuses, subsequent Premium Payments, or Excess Partial Withdrawals.

If you are electing this rider after your Contract has been issued, the Withdrawal Base and Anniversary Withdrawal Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.



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Your Withdrawal Base may be reset each Valuation Day following the effective date of the rider until the Owner or the Covered Life is age 95. The reset is equal to the greater of (A), (B) or (C) where:

A = Your Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals.

B =   Your Contract Value, prior to the deduction of any applicable Rider
      Charge.

C = Your Anniversary Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals, plus the Deferral Bonus, if applicable. The Deferral Bonus is only applicable on the Contract Anniversary and during the Deferral Bonus Period.

Your Anniversary Withdrawal Base may be reset each Contract Anniversary to equal the greater of the Withdrawal Base or the Anniversary Withdrawal Base as of the prior Valuation Day adjusted to include the current Valuation Day Premium Payment and Partial Withdrawals. The Anniversary Withdrawal Base includes any applicable Deferral Bonus (the amount added to your Anniversary Withdrawal Base during the Deferral Bonus Period if a Step Up does not occur).

Please refer to the Daily 6 Withdrawal Benefit Example Footnotes 2, 3 and 6 in Appendix A for illustrations of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, Anniversary Withdrawal Base and Contract Value by the dollar amount of that Premium Payment.

Partial Withdrawals reduce your Withdrawal Base and Anniversary Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not:

- Partial Withdrawals that are not Excess Withdrawals will not reduce the Withdrawal Base or Anniversary Withdrawal Base.

- Excess Withdrawals will reduce the Withdrawal Base and Anniversary Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Your Withdrawal Base can never be less than $0 or more than $10 million. Any transactions that would otherwise increase the Withdrawal Base outside these limits will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC.

Please refer to the Daily 6 Withdrawal Benefit Example Footnotes 5 and 7 in Appendix A for illustrations of different types of withdrawals.

DEFERRAL BONUS BASE

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Withdrawal Base. You will not receive a Deferral Bonus if your Step Up (as of the date of your Contract Anniversary) is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus for Daily 6 is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded. Thereafter, your Deferral Bonus Base will be reset on each Contract Anniversary during the Deferral Bonus Period.

If, on your Contract Anniversary, you have a Step Up that is greater than your Deferral Bonus, we will reset your Deferral Bonus Base to equal your Withdrawal Base. If, on your Contract Anniversary, a Step Up does not occur or is less than your Deferral Bonus, your Deferral Bonus Base is not reset.

Please refer to the Daily 6 Withdrawal Benefit Example Footnote 4 in Appendix A for an illustration of a Deferral Bonus Base being reset.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE 15TH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE, THE ANNUITY COMMENCEMENT DATE, OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.



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During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment. The Deferral Bonus Base will not be increased by anything other than subsequent Premium Payments.

Your Deferral Bonus Base can never be less than $0 or more than $10 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the sections entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 60) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE THE RELEVANT COVERED LIFE ATTAINS AGE 60, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Withdrawal Percentages are as follows:

                                                                  WITHDRAWAL PERCENTAGE
                                                                 ----------------------
                                                                 JOINT/SPOUSAL   SINGLE
                                                       AGE          OPTION       OPTION
                                                 -------------   -------------   ------
                                                     60 - 64         3.5%         4.0%
                                                     65 - 84         4.5%         5.0%
                                                       85+           5.5%         6.0%

- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in Section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees


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and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Program(s) within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply; and

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee.

Once your Contract Value is reduced below the Minimum Amount Rule, any Withdrawal greater than a Lifetime Annual Payment will result in the contract being liquidated and the rider terminating.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?


An ownership change which changes the Covered Life will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.


Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Anniversary Withdrawal Base will be equal to the greater of Contract Value or the Anniversary Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, the Contract Value, not your Withdrawal Base,


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must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

-  SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.

-  JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. You must invest in the approved Sub-Account(s) listed in Appendix D. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another fund, (ii) changes investment objectives,
(iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved Sub-Accounts. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change. Your Lifetime Withdrawal Percentage will be reset to equal the Lifetime Withdrawal Percentage prior to termination unless during the reinstatement period the relevant Covered Life qualifies for a new age band.

IF APPLICABLE, YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE OR DEFERRAL BONUS BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns.


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We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

INVESTMENT RESTRICTIONS MAY REDUCE THE OVERALL VOLATILITY IN INVESTMENT PERFORMANCE. SUCH REDUCED VOLATILITY MAY REDUCE RETURNS ON INVESTMENTS AND MITIGATE OUR GUARANTEE OBLIGATIONS UNDER THE CONTRACT. INVESTMENT RESTRICTIONS DO NOT GUARANTEE REDUCED VOLATILITY.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

-  The minimum age of any Covered Life when electing this rider is 60.

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.

- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 60, your Lifetime Annual Payment will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The Fixed Account is not available if you have elected the Daily 6 Withdrawal Benefit.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

- Transfers made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in this rider is dependent upon its availability at the time of death of the first Covered Life.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.



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-  The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or Financial Intermediary to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- The Daily 6 Withdrawal Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II in your Contract.

- You should consult with your Financial Intermediary for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


7. ADDITIONAL INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT:  Any of the Sub-Accounts or the Fixed Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ALLOWABLE WITHDRAWALS: The annual amount available per Contract Year as a Partial Withdrawal under the Legacy Lock III rider that will not reduce the Enhanced Return of Premium component of that rider.

ANNIVERSARY WITHDRAWAL BASE: The value on any Contract Anniversary during the Deferral Bonus Period used to determine if a reset to the Withdrawal Base will occur, if you have elected the Daily 6 or Daily 7 Withdrawal Benefit.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUITANT:  The person on whose life Annuity Payouts are based.

ANNUITY CALCULATION DATE:  The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Owner or Annuitant.

ANNUITY SERVICE CENTER: Correspondence, service or transaction requests, and inquiries to P.O. Box 758507 Topeka, Kansas, 66675-8507 or via fax 785-286-6104. Please note: Premium payments must be sent to P.O. Box 758502, Topeka, Kansas, 66675-8502. The overnight mailing address is Mail Zone 507, 5801 SW 6th Avenue, Topeka, Kansas 66636 and should only be used for mail delivered via a courier.

BASE RETURN OF PREMIUM: Premium Payments adjusted for Partial Withdrawals. In the case of an Optional Benefit elected after the Contract is issued, Base Return of Premium equals Contract Value on the rider effective date, plus subsequent Premium Payments, adjusted for Partial Withdrawals.



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BENEFICIARY:  The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Owner.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during guaranteed Annuity Payouts. This amount is calculated using the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full Surrender or Partial Withdrawal.

CONTRACT:  The individual Annuity Contract and any endorsements or riders.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Sub-Account and the Fixed Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under the Optional Withdrawal Benefit guaranteed lifetime withdrawal benefit riders.

DEATH BENEFIT: Except as otherwise provided, the amount payable if any Owner, or Annuitant in the case of a non-natural Owner, dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or an optional Death Benefit.

DEFERRAL BONUS:  A percentage of the Deferral Bonus Base that:

   a) For the Daily 6 and Daily 7 Withdrawal Benefits, We may add to Your Anniversary Withdrawal Base on each Contract Anniversary during the Deferral Bonus Period.

   b) For the Daily +4 and Daily +5 Withdrawal Benefits, We will add to Your Withdrawal Base on each Contract Anniversary during the Deferral Bonus Period.

DEFERRAL BONUS PERIOD: The period during which a Deferral Bonus may be added to either Your Anniversary Withdrawal Base for the Daily 6 and Daily 7 Withdrawal Benefits or Your Withdrawal Base for the Daily +4 and Daily +5 Withdrawal Benefits.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers into Funds.

ENHANCED RETURN OF PREMIUM: One of two components used to determine the Legacy Lock III Death Benefit that provides a Death Benefit amount that will not be reduced by Allowable Withdrawals.

EXCESS WITHDRAWALS: The portion of any Partial Withdrawal which, on a cumulative basis with all other Partial Withdrawals in a Contract Year, exceeds the Lifetime Annual Payment. Any Partial Withdrawal taken prior to the Minimum Income Age is considered an Excess Withdrawal. Any Partial Withdrawal taken from a Contract that does not have a Lifetime Annual Payment associated with it is considered an Excess Withdrawal. If an Optional Withdrawal Benefit has been elected, any Partial Withdrawal taken to satisfy the Required Minimum Distribution (RMD) requirements, related to this Contract for either one of the calendar years in which the Contract Year occurs, imposed by federal law will not be considered an Excess Withdrawal.

FINANCIAL INTERMEDIARY: The investment professional through whom you purchase your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value. Not all classes of Contracts we offer contain a Fixed Account. The Fixed Account includes the DCA Plus Fixed Account. If you elect certain optional benefits, you may be required to allocate a portion of your Premium Payments to the Fixed Account.

FREE WITHDRAWAL AMOUNT (FWA): The amount you may Surrender each Contract Year without incurring a CDSC.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select Sub-Accounts.

GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Account, if available.

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a period certain) specified in Annuity Payout Options Three, Five and Six.



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HIGH WATER MARK:  The value on any Valuation Day used to determine if a reset to the Withdrawal Base will occur if you have elected Daily +4 or Daily +5 Withdrawal Benefit.

IN GOOD ORDER: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Annuity Service Center or via telephone, facsimile or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information, on the form required by us.

INVESTMENT RESTRICTIONS: The approved asset allocation model(s), Sub-Account(s), and the Fixed Account we may require you to invest in if you elect an Optional Benefit. Please refer to "Are there restrictions on how you must invest?" under each Optional Benefit in Sections 5 and 6.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME ANNUAL PAYMENT: The maximum guaranteed amount that can be withdrawn each Contract Year under an Optional Withdrawal Benefit.

MAXIMUM DAILY VALUE: The highest attained Contract Value prior to the first to occur of the date of death or the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 81st birthday, and adjusted for any Premium Payments and any Partial Withdrawals.

MINIMUM AMOUNT RULE: The greater of Minimum Contract Value or one Lifetime Annual Payment, if applicable.

MINIMUM CONTRACT VALUE: The minimum value your Contract can reach before we have the right to liquidate it. The Minimum Contract Value for your Contract is set forth in your Contract.

MINIMUM INCOME AGE: The Valuation Day when the Covered Life has an attained age of 55 when the Daily +4 or Daily +5 Withdrawal Benefit is elected, or 60 when the Daily 6 or Daily 7 Withdrawal Benefit is elected.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next.

1933 ACT:  The Securities Act of 1933, as amended.

1934 ACT:  The Securities Exchange Act of 1934, as amended.

1940 ACT:  The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

OPTIONAL BENEFIT: Return of Premium II, Legacy Lock III, Maximum Daily Value II, Daily +5 -- Daily Step Up Withdrawal Benefit, Daily 7 -- Daily Step Up Withdrawal Benefit, and Daily +4 -- Daily Step Up Withdrawal Benefit, Daily 6 -- Daily Step Up Withdrawal Benefit.

OPTIONAL WITHDRAWAL BENEFIT: Daily +5 -- Daily Step Up Withdrawal Benefit, Daily 7 -- Daily Step Up Withdrawal Benefit, and Daily +4 -- Daily Step Up Withdrawal Benefit, Daily 6 -- Daily Step Up Withdrawal Benefit.

PAYEE:  The person or party you designate to receive Annuity Payouts.

PARTIAL WITHDRAWAL: Any withdrawal of a portion of Your Contract Value. May be subject to charges, if applicable.

PREMIUM BASE: Premium adjusted for Partial Withdrawals in excess of Allowable Withdrawals and subsequent Premium Payments when Legacy Lock III is elected without an Optional Withdrawal Benefit.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Sub-Accounts and your Fixed Account.

QUARTERLY CONTRACT ANNIVERSARY: Each successive three-month anniversary of the Issue Date of the Contract. If the Quarterly Contract Anniversary falls on a Non-Valuation Day, then the Quarterly Contract Anniversary will be the next Valuation Day.

REMAINING GROSS PREMIUM: Equals the Premium Payments adjusted by Partial Withdrawals. During the CDSC period, Premium Payments will be adjusted for Partial Withdrawals in excess of the FWA; after the CDSC period, Premium Payments will be adjusted for all Partial Withdrawals.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older generally must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE:  A person related to a Owner by marriage pursuant to the Code.



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STEP UP:  A potential increase to your Withdrawal Base prior to the deduction of rider charges based on market performance subject to the applicable Withdrawal Base Cap, if any.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your Sub-Account.

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER:  A complete withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges and Premium Tax (subject to rounding).

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR:  Forethought Life Insurance Company.

WITHDRAWAL BASE: The amount used to determine the Lifetime Annual Payment and rider charge under an Optional Withdrawal Benefit.

WITHDRAWAL BASE CAP: The maximum percentage the Withdrawal Base may be increased due to a Step Up or a Deferral Bonus under an Optional Withdrawal Benefit.

WITHDRAWAL PERCENTAGE: The percentage of your Withdrawal Base that you may withdraw each Contract Year in the form of a Lifetime Annual Payment.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.


B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.


DELAWARE, DISTRICT OF COLUMBIA, MONTANA, NORTH DAKOTA



- Right to Examine and Return this Contract provision. If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.



-  The Minimum Contract Value may be increased after the Contract is issued.



- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.



CALIFORNIA



- Right to Examine and Return this Contract provision. If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. During that 30-day period, your money will be placed in a fixed account or money-market fund, unless you direct that the Premium be invested in a stock or bond portfolio underlying the policy during the 30-day period. If you do not direct that the Premium be invested in a stock or bond portfolio, and if you return the policy within the 30-day period, you will be entitled to a refund of the Premium and any policy fee paid. If you direct that the Premium be invested in a stock or bond portfolio during the 30-day period, and if you return the policy during that period, you will be entitled to a refund of the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.



- The Annuitant may not be changed at any time if the Owner is a non-natural person, unless the non-natural person is a transferee of a natural person.



- A change in Covered Life will not terminate an Optional Living Benefit rider.



- A change in Contract Owner will not terminate an Optional Death Benefit rider.



- The Contract Maturity Date is based on the Owner's age (or Annuitant's age for a non-natural Owner) in effect on the issue date of the Contract.




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-  The CDSC, known as Surrender Charge in California, will not be waived for
   Surrenders if you are a patient in a certified long-term care facility or other eligible facility.



-  The Minimum Contract Value may be increased after the Contract is issued.



- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.



CONNECTICUT



- Right to Examine and Return this Contract provision of your Contract. If for any reason you are not satisfied with your purchase, you may cancel the Contract by returning it within 10 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract. If you request cancellation before you receive the Contract, any Premium paid will be refunded in full. In such case, we will notify you of your right to receive the Surrender Value in lieu of the Premium Payment in the event the Surrender Value would provide an amount greater than the Premium Payment. If you choose to Surrender rather than exercise your right to free-look your Contract, any earnings may be subject to taxation, and, if you are under age 59 1/2, a penalty tax may apply. You should consult with a qualified tax adviser to discuss your options.



- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility on the issue date of the Contract.



-  The Minimum Contract Value may be increased after the Contract is issued.



- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.



FLORIDA



- Right to Examine and Return this Contract provision. If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.



- If you were age 65 or older on the Contract issue date, the CDSC will be capped at 10% of the amount withdrawn. However, the cap does not apply to persons whose net worth or joint net worth with his or her spouse at the time of purchase exceeds $1 million; or the person had an individual income in excess of $200,000 in each of the two most recent years, or joint income with his or her spouse in excess of $300,000 in each of those years, and has a reasonable expectation of reaching the same income level in the current year.



-  The Minimum Contract Value may be increased after the Contract is issued.



- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.



SOUTH DAKOTA



- Right to Examine and Return this Contract provision. If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.



- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.



-  The Minimum Contract Value may be increased after the Contract is issued.



- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.



- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.



C. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. We are subject to various legal proceedings and claims incidental to or arising in the ordinary course of our business. In the future, we may be subject to additional lawsuits, arbitration proceedings and/or regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of our known legal proceedings or claims to result in a material adverse effect on the Company or its Separate Account. Nonetheless, given the indeterminate amounts sought in certain of these proceedings, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows.



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D. HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate Global Atlantic Distributors, LLC under which serves as the principal underwriter for the Contracts, which are offered on a continuous basis. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of Global Atlantic Distributors, LLC is 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089. Global Atlantic Distributors, LLC has entered into selling agreements with affiliated and unaffiliated broker-dealers for the sale of the Contracts. We pay compensation to Global Atlantic Distributors, LLC for sales of the Contracts by broker-dealers. Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2015. Contracts will be sold by individuals (Financial Intermediaries) who have been appointed by us as insurance agents and who are investment professionals.


We list below types of arrangements that help to incentivize sales representatives to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could create an incentive for the selling firm or its sales representative to recommend or sell this Contract to you. You may wish to take such incentives into account when considering and evaluating any recommendations relating to this Contract.

Broker-dealers receive commissions from us for selling you this Contract (described below under Commissions). Certain selected broker-dealers also receive additional compensation (described below under Additional Payments). All or a portion of the payments we make to broker-dealers may be passed on to Financial Intermediaries according to a broker-dealer's internal compensation practices.

Affiliated broker-dealers also employ individuals called wholesalers in the sales process, who provide sales support and training to sales representatives. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

-  COMMISSIONS

Up front commissions paid to broker-dealers generally range from 0% to up to 7.5% of each Premium Payment you make. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one broker-dealer to another. We are not involved in determining your Financial Intermediary's compensation. Under certain circumstances, your Financial Intermediary may be required to return all or a portion of the commissions paid.

Check with your Financial Intermediary to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Financial Intermediary (or the broker-dealer with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Financial Intermediary (or the broker-dealer with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Financial Intermediary's (or their broker-dealer's) compensation, may vary by product and over time. Contact an appropriate person at your broker-dealer with whom you can discuss these differences and inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm.

-  ADDITIONAL PAYMENTS

Subject to FINRA and broker-dealer rules, we or our affiliates also pay the following types of fees to, among other things, encourage the sale of this Contract. These additional payments could create an incentive for your Financial Intermediary, and the broker-dealer with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.


ADDITIONAL
PAYMENT TYPE                                                            WHAT IT'S USED FOR
------------------------------------------------------------------------------------------------------------------------------------
Access                   Access to Financial Intermediaries and/or broker-dealers such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.

------------------------------------------------------------------------------------------------------------------------------------
Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and other gifts.

------------------------------------------------------------------------------------------------------------------------------------
Marketing                Joint marketing campaigns and/or broker-dealer event advertising/participation; sponsorship of broker-
                         dealer sales contests and/or promotions in which participants (including Financial Intermediaries)
                         receive prizes such as travel Awards, merchandise and recognition; client generation expenses.

------------------------------------------------------------------------------------------------------------------------------------
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances

------------------------------------------------------------------------------------------------------------------------------------


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73


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

ADDITIONAL
PAYMENT TYPE                                                          WHAT IT'S USED FOR
-----------------------------------------------------------------------------------------------------------------------------------
Support                Sales support through such things as providing hardware and software, operational and systems inte-
                       gration, links to our website from a broker-dealer's websites; shareholder services (including sub-
                       accounting sponsorship of broker-dealer due diligence meetings; and/or expense allowances and reimbursements).

-----------------------------------------------------------------------------------------------------------------------------------
Training               Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

-----------------------------------------------------------------------------------------------------------------------------------
Visibility             Inclusion of our products on a broker-dealer's preferred list; participation in, or visibility at, national and regional conferences; and/or articles in broker-dealer publications highlighting our products and services.

-----------------------------------------------------------------------------------------------------------------------------------
Volume                 Pay for the overall volume of their sales or the amount of money investing in our products.

-----------------------------------------------------------------------------------------------------------------------------------


As of December 31, 2015, we have entered into ongoing contractual arrangements to make Additional Payments to the following broker-dealers for our suite of variable annuities: AIG Advisor Group, Inc.; American Midwest Bank; Arvest Asset Management; Ausdal Financial Partners, Inc.; B. C. Ziegler and Company; BBVA Compass Investment Solutions; Cambridge Investment Research, Inc.; Capital Investment Companies; CCO Investment Services Corp.; Cetera Advisor Networks LLC; Cetera Financial Group; CFD Investments; Commerce Brokerage Services, Inc.; Commonwealth Financial Network; Corecap Investments, Inc.; Fifth Third Bank; Fifth Third Securities, Inc.; First Citizens Investor Services, Inc.; First Heartland Capital, Inc.; First Tennessee Bank; FSC Securities Corporatin; FTB Advisors, Inc.; Geneos Wealth Management, Inc.; Harbour Investments, Inc.; H.D. Vest Investment Services; The Huntington Investment Company; Independent Financial Group, LLC; Infinex Financial Group; Insured Retirement Institute; Investacorp, Inc.; Investment Professionals, Inc.; J. W. Cole Financial, Inc.;
J. J. B. Hilliard, W. L. Lyons, LLC; Janney Montgomery Scott LLC; Key Investment Services LLC; Legacy Capitals LLC; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; LPL Financial LLC; Lucia Securities LLC; Morgan Stanley Smith Barney, LLC; Newbridge Securities Corporation; Oppenheimer & Co. Inc.; Parkland Securities, LLC; People's Securities, Inc.; Producers Choice Network; Questar Capital Corporation; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Capital Markets, LLC; Regions Investment Services, Inc.; Royal Alliance Associates, Inc.; SAFE Credit Union; SagePoint Financial, Inc.; Santander Securities, LLC; Securities America, Inc.; Silber Bennett Financial, Inc.; Sterne, Agee & Leach, Inc.; Summit Brokerage Services, Inc.; SunTrust Bank; TFS Securities, Inc.; Transamerica Financial Advisors, Inc.; Triad Advisors, Inc.; UBS Financial Services Insurance Agency Inc.; Union Bank of CA; U. S. Bancorp Investments, Inc.; VOYA Financial Advisors, Inc.; VSR Financial Services, Inc.; WealthVest Marketing Inc.; Woodbury Financial Services, Inc.


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.


As of December 31, 2015, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our suite of variable annuities: UBS Financial Services Insurance Agency Inc.; U.S. Bancorp Investments, Inc.



For the fiscal year ended December 31, 2015, Additional Payments did not in the aggregate exceed approximately $4,616,193 (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.17% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $157,096 or approximately 0.01% of the Premium Payments invested in a particular Fund during this period. Broker-dealers that received Additional Payments in 2015, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.



No specific charge is assessed directly to Owners to cover commissions, Additional Payments or Marketing Expense Allowances described above. We do intend to recoup the sales expenses and incentives we pay, however, through fees and charges deducted under the Contract and other revenue sharing arrangements.



E. DELAY OF PAYMENT AND TRANSFERS


If, pursuant to SEC rules, the Invesco V.I. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, Partial Withdrawal, full Surrender, or Death Benefit from the Invesco V.I. Government Money Market Fund until the Fund is liquidated.


If you have submitted a check or draft, we have the right to defer payment of Partial Withdrawals, full Surrenders, Death Benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, Partial Withdrawals, full Surrenders, or death benefit proceeds from the Fixed Account for up to six months.

In addition, federal laws designed to counter terrorism and prevent money laundering by criminals might require us to reject a Premium Payment and/or "freeze" an Owner's account. If these laws apply in a particular situation, we would not be able to pay any request for


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Partial Withdrawals, full Surrenders, or Death Benefits, make transfers or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.


8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1. NON-NATURAL PERSONS AS OWNERS
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the


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Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2. OTHER OWNERS (NATURAL PERSONS).
A Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        A.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity
Payouts).

    i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

    ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

    iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.



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        B.   AMOUNTS NOT RECEIVED AS AN ANNUITY

    i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

    ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or Partial Withdrawal), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

    iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

    iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

    v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

    vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

        C.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

    i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

    ii. The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a taxpayer becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



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        7.   Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        F.   REQUIRED DISTRIBUTIONS

    i.  Death of Owner or Primary Annuitant

        Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Owner, and any change in the primary annuitant shall be treated as the death of the Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

    ii. Alternative Election to Satisfy Distribution Requirements

        If any portion of the interest of a Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Owner's death.

    iii. Spouse Beneficiary

        If any portion of the interest of a Owner is payable to or for the benefit of his or her Spouse, and the Annuitant is living, such Spouse shall be treated as the Owner of such portion for purposes of Section
        i. above. This Spousal Contract continuation shall apply only once for this Contract.

        G.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        H.   PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for


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transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example -- if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.  DIVERSIFICATION REQUIREMENTS.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the Owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-  no more than 70% is represented by any two investments,

-  no more than 80% is represented by any three investments and

-  no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the Owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Owners with premiums allocated to affected Funds.

    4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the Owner, for tax purposes. The IRS has stated in published rulings that a variable Owner will be considered the "owner" of separate account assets for income tax purposes if the Owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable Owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable Owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which Owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public
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be treated as owned directly by the Owner (and not by the insurer) for tax purposes, as if such Owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable Owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a Owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable Owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

   1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

   2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

F. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Owner's estate for federal estate tax purposes. Similarly, prior to the Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Owner or (2) a grandchild (or more remote further descendent) of a Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Owner's lifetime generally is treated as producing an amount received by such Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Owner's gross income, this same income amount could produce a corresponding increase in such Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.



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G. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

H. MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity policies will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.


INFORMATION REGARDING IRAS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by IRAs. State income tax rules applicable to IRAs may differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code
Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.   SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are


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designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.  SIMPLE IRAS

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Code Section 408(p), under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

5. TAXATION OF AMOUNTS RECEIVED FROM IRAS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR IRAS

Unlike Non-Qualified Contracts, IRAs are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs").

    a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

   (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

   (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



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   (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

   (iv) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

   (v) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

   (vi) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

   (vii) made an account of an IRS levy on the Qualified Plan under Code
         Section 72(t)(2)(A)(vii); or

   (viii) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

   In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

   (ix) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

   (x) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

   (xi) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both
(a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    b.   RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in an IRA generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2, or

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

   (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

   (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the Contract Value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's Contract Value, such Contract Value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under an IRA may require the RMD amount


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for such IRA to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR IRAS

Distributions from an IRA generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from an IRA the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and (6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.



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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
--------------------------------------------------------------------------------

     Safekeeping of Assets
--------------------------------------------------------------------------------

     Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

     Non-Participating
--------------------------------------------------------------------------------

     Misstatement of Age or Sex
--------------------------------------------------------------------------------

     Principal Underwriter
--------------------------------------------------------------------------------

     Additional Payments to Broker-dealers
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

     Total Return for all Sub-Accounts
--------------------------------------------------------------------------------

     Yield for Sub-Accounts
--------------------------------------------------------------------------------

     Money Market Sub-Accounts
--------------------------------------------------------------------------------

     Additional Materials
--------------------------------------------------------------------------------

     Performance Comparisons
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APP A-1


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APPENDIX A -- EXAMPLES

TABLE OF CONTENTS

                                                                                                                         PAGE
-----------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE EXAMPLES                                                                             APP A-2
-----------------------------------------------------------------------------------------------------------------------------
PREMIUM BASED CHARGE EXAMPLES                                                                                         APP A-7
-----------------------------------------------------------------------------------------------------------------------------
RETURN OF PREMIUM II EXAMPLE                                                                                          APP A-8
-----------------------------------------------------------------------------------------------------------------------------
LEGACY LOCK III EXAMPLE                                                                                               APP A-8
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM DAILY VALUE II EXAMPLE                                                                                        APP A-9
-----------------------------------------------------------------------------------------------------------------------------
DAILY +5 WITHDRAWAL BENEFIT EXAMPLE                                                                                  APP A-10
-----------------------------------------------------------------------------------------------------------------------------
DAILY 7 WITHDRAWAL BENEFIT EXAMPLE                                                                                   APP A-11
-----------------------------------------------------------------------------------------------------------------------------
DAILY +4 WITHDRAWAL BENEFIT EXAMPLE                                                                                  APP A-12
-----------------------------------------------------------------------------------------------------------------------------
DAILY 6 WITHDRAWAL BENEFIT EXAMPLE                                                                                   APP A-13
-----------------------------------------------------------------------------------------------------------------------------

APP A-2


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CONTINGENT DEFERRED SALES CHARGE EXAMPLES (CLASS B AND CLASS L SHARES)

All CDSC Examples reflect gross withdrawals that deduct the CDSC from the amount of the Partial Withdrawals requested.

EXAMPLE 1: ILLUSTRATES A PARTIAL WITHDRAWAL THAT IS EQUAL TO THE FREE WITHDRAWAL AMOUNT (FWA) IN A DOWN MARKET. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount withdrawn is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $85,000

      -  FWA is $0

EXAMPLE 2: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN A DOWN MARKET AND IMPACTS TO SUBSEQUENT FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the first Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

APP A-3


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      -  Contract Value is $85,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL WITHDRAWAL DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values immediately prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $75,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $5,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,667 ($100,000 x [$5,000/$75,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 7.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $500 [7.5% x $6,667].

STEP 6: We deduct the CDSC of $500 from the excess amount $5,000. The amount paid to you is $4,500.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333 ($100,000 - $6,667)

      -  Contract Value is $70,000

      -  FWA is $0

NEXT, ASSUME THAT A THIRD PARTIAL WITHDRAWAL IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333

      -  Contract Value is $78,000

      -  Earnings are $0

      -  FWA is $5,000

STEP 3: We deduct the available FWA of $5,000; the remaining $10,000 is in excess of the FWA.

APP A-4


--------------------------------------------------------------------------
STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $12,785 ($93,333 x [$10,000/$73,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $831 [6.5% x $12,785].

STEP 6: We deduct the CDSC of $831 from the excess amount $10,000, and combine this with your FWA of $5,000. The amount paid to you is $14,169.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $80,548 ($93,333 - $12,785)

      -  Contract Value is $63,000

      -  FWA is $0

EXAMPLE 3: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE FWA AND IMPACTS TO FUTURE FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values prior to the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $110,000

      -  Earnings are $10,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $10,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $100,000

      -  Contract Value is $100,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

APP A-5


--------------------------------------------------------------------------
STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $100,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $10,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $10,000 ($100,000 x [$10,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $850 [8.5% x $10,000].

STEP 6: We deduct the CDSC of $850 from the excess amount $10,000. The amount paid to you is $9,150.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000 ($100,000 - $10,000)

      -  Contract Value is $90,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000

      -  Contract Value is $99,000

      -  Earnings are $9,000

      -  FWA is $9,000

STEP 3: We deduct the available FWA of $9,000; the remaining $6,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,000 ($90,000 x [$6,000/$90,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

APP A-6


--------------------------------------------------------------------------
STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $390 [6.5% x $6,000].

STEP 6: We deduct the CDSC of $390 from the excess amount $6,000, and combine this with your FWA of $9,000. The amount paid to you is $14,610.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $84,000 ($90,000 - $6,000)

      -  Contract Value is $84,000

      -  FWA is $0

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUMS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO PREMIUMS WERE MADE FOR $100,000 EACH INVESTED IN THE SUB-ACCOUNTS. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

STEP 1: Your initial Premium of $100,000 is available without a CDSC.

      Values prior to the full Surrender:

      -  Premiums are $200,000

      -  Remaining Gross Premiums is $200,000

           -  Remaining Gross Premium subject to CDSC is $100,000

      -  Contract Value just prior to the full Surrender is $300,000

      -  Earnings are $100,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $100,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings.

STEP 2: The full Surrender is in excess of the sum of the FWA of $100,000 plus the amount determined in Step 1 of $100,000.

STEP 3: We deduct the available FWA; the remaining $100,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$100,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 3.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $3,500 [3.5% x $100,000].

STEP 6: We deduct the CDSC of $3,500 from the excess amount $100,000, and combine this with your FWA of $200,000. The amount paid to you is $296,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

APP A-7


--------------------------------------------------------------------------
EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET. ASSUME $100,000 IS INVESTED IN THE SUB-ACCOUNTS, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the full Surrender is in excess of the FWA.

      Values prior to the full Surrender:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value just prior to the full Surrender is $50,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 3: We deduct the available FWA of $5,000; the remaining $45,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$45,000/$45,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $6,500 [6.5% x $100,000].

STEP 6: We deduct the CDSC of $6,500 from the excess amount $45,000, and combine this with your FWA of $5,000. The amount paid to you is $43,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

PREMIUM BASED CHARGE EXAMPLES (CLASS B AND CLASS L SHARES)

EXAMPLE 1: ASSUME THAT YOUR INITIAL PREMIUM IS $100,000. NO WITHDRAWALS OCCUR DURING CONTRACT YEAR 1. ON DAY 70 OF CONTRACT YEAR 2 YOU MAKE A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA BY $5,000.

      Upon each Quarterly Contract Anniversary, your annual Premium Based Charge is calculated solely on the Remaining Gross Premium upon each Quarterly Contract Anniversary. As there were no Partial Withdrawals during Contract Year 1, the amount deducted from your Contract Value is $125 [($100,000 x 0.50%)/4] upon each Quarterly Contract Anniversary.

      Upon the Partial Withdrawal in Contract Year 2, the Premium Based Charge is not deducted at the time of the Partial Withdrawal. The Remaining Gross Premium after the Partial Withdrawal is $95,000.

      At the next Quarterly Contract Anniversary, the Premium Based Charge applied to the Remaining Gross Premium is $118.75 [($95,000 x 0.50%)/4].

EXAMPLE 2: ASSUME THAT YOUR INITIAL DEPOSIT INTO YOUR B-SHARE VARIABLE ANNUITY IS $100,000. ON DAY 75 OF CONTRACT YEAR 5 YOU CHOOSE TO SURRENDER YOUR ENTIRE CONTRACT VALUE, WHICH IS EQUAL TO $120,000.

      A prorated Premium Based Charge is assessed upon the full Surrender and the entire Remaining Gross Premium is subject to the charge. The Premium Based Charge is equal to $104.17 [($100,000 x 0.50%)/4 x (75 / 90)]. We would also assess a CDSC on the amount of Remaining Gross Premium subject to CDSC. The CDSC is equal to $4,500

APP A-8


--------------------------------------------------------------------------
      [($120,000 - $20,000)/($120,000 - $20,000) x $100,000 x 0.045%] as the
      $20,000 in earnings is the Free Withdrawal Amount that is not subject to a CDSC. Therefore, the Surrender Value of the Contract is $115,395.83 ($120,000 - $104.17 - $4,500).

RETURN OF PREMIUM II EXAMPLE

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Return of Premium II rider was elected. Hypothetical values for Withdrawals, Contract Value and Premium Payments adjusted for Partial Withdrawals are shown as of select dates to illustrate their impact on the Death Benefit. See the footnotes for further details.

                                                                                               PREMIUM
                                                                                              PAYMENTS
                                                                                              ADJUSTED
                                                                            CONTRACT         FOR PARTIAL            DEATH
                              DATE                      WITHDRAWALS         VALUE (1)        WITHDRAWALS           BENEFIT
                -------------------------------------------------------------------------------------------------------------
                            1/1/2014                            0            100,000           100,000             100,000
                -------------------------------------------------------------------------------------------------------------
                            6/2/2014                            0            104,580           100,000             104,580(2)
                -------------------------------------------------------------------------------------------------------------
                           12/31/2014                         500            106,297            99,532(3)          106,297
                -------------------------------------------------------------------------------------------------------------
                            1/1/2015                            0            109,486            99,532             109,486
                -------------------------------------------------------------------------------------------------------------
                            6/2/2015                       10,000             81,202            88,618(4)           88,618
                -------------------------------------------------------------------------------------------------------------
                           12/31/2015                           0             78,766            88,618              88,618
                -------------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) DEATH BENEFIT: The Death Benefit on this day would be the Contract Value because it is the maximum of the Contract Value and Premium Payments adjusted for Partial Withdrawals.

                (3) PARTIAL WITHDRAWALS: Assume you take a Partial Withdrawal of $500 on 12/31/2014. As a result of this Partial Withdrawal, Premium Payments are adjusted by a factor of
                     0.9953. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (500/106,797)].

                (4) PARTIAL WITHDRAWALS: Assume you take a Partial Withdrawal of $10,000 on 6/2/2015. As a result of this Partial Withdrawal, Premium Payments are adjusted by a factor of
                     0.8904. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (10,000/91,202)]. Note that because the Contract Value prior to the Partial Withdrawal ($91,202) is less than the prior day's Premium Payments adjusted for Partial Withdrawals ($99,532), the amount of reduction is greater than $10,000.

LEGACY LOCK III EXAMPLE

Assume a contract was issued on 1/1/2014 to a 60 year old with an initial premium of $100,000 and the Legacy Lock III rider was elected. Hypothetical values for Withdrawals, Allowable Withdrawal, Contract Value, Base Return of Premium and Enhanced Return of Premium are shown as of select dates to illustrate their impact on the Death Benefit. See the footnotes for further details.

                                                                                               ENHANCED
                                                      ALLOWABLE    CONTRACT     BASE RETURN    RETURN OF       DEATH
                        DATE          WITHDRAWALS    WITHDRAWAL    VALUE (1)    OF PREMIUM      PREMIUM       BENEFIT
                --------------------------------------------------------------------------------------------------------
                      1/1/2014               0         5,000        100,000       100,000        100,000      100,000
                --------------------------------------------------------------------------------------------------------
                      6/2/2014               0         5,229        104,580       100,000        100,000      104,580(2)
                --------------------------------------------------------------------------------------------------------
                     12/31/2014            500         5,315        106,297        99,532(3)     106,797(4)   106,797
                --------------------------------------------------------------------------------------------------------
                      1/1/2015               0         5,474        109,486        99,532        106,797      109,486
                --------------------------------------------------------------------------------------------------------
                      6/2/2015          10,000         5,185         81,202        88,618(5)     101,159(6)   101,159
                --------------------------------------------------------------------------------------------------------
                     12/31/2015              0         5,185         78,766        88,618        101,159      101,159
                --------------------------------------------------------------------------------------------------------
                      1/1/2044               0         5,185         78,766        88,618              0(7)    88,618(7)
                --------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) DEATH BENEFIT: The Death Benefit on this day would be the Contract Value because it is the maximum of the Contract Value, Base Return of Premium and Enhanced Return of Premium.

                (3) PARTIAL WITHDRAWALS: Assume you take your first Partial Withdrawal of $500 on 12/31/2014. As a result of this Partial Withdrawal, the Base Return of Premium is adjusted by a factor of 0.9953. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (500/106,797)].

APP A-9


--------------------------------------------------------------------------
                (4) ENHANCED RETURN OF PREMIUM STEP-UP: Since the Partial Withdrawal on 12/31/2014 is the first withdrawal, the Enhanced Return of Premium will step up to the Contract Value prior to the withdrawal. The Enhanced Return of Premium is not adjusted down since the Partial Withdrawal does not exceed the Allowable Withdrawal.

                (5) PARTIAL WITHDRAWALS: Assume you take a Partial Withdrawal of $10,000 on 6/2/2015. As a result of this Partial Withdrawal, Base Return of Premium is adjusted by a factor of 0.8904. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (10,000/91,202)]. Note that because the Contract Value prior to the Partial Withdrawal ($91,202) is less than the prior day's Base Return of Premium ($99,532), the amount of reduction is greater than $10,000.

                (6) PARTIAL WITHDRAWALS: Since the Partial Withdrawal on 6/2/2015 exceeds the Allowable Withdrawal amount, this is considered an Excess Withdrawal. As a result, the Enhanced Return of Premium is adjusted by a proportional factor of
                     0.9472. This factor is derived as (Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less the Allowable Withdrawal) = (81,202)/(91,202 - 5,474).

                (7) ENHANCED RETURN OF PREMIUM TERMINATION AT AGE 90: The Enhanced Return of Premium component reduces to zero on the date the oldest Owner, or Annuitant in the case of a non-natural Owner, attains age 90. This has the effect of providing a Death Benefit that is reduced by all prior Partial Withdrawals, including Allowable Withdrawals, if applicable.

MAXIMUM DAILY VALUE II EXAMPLE

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Maximum Daily Value II rider was elected. Hypothetical values for Withdrawals, Contract Value and Maximum Daily Value are shown as of select dates to illustrate their impact on the Death Benefit. See the footnotes for further details.

                                                                          CONTRACT           MAXIMUM             DEATH
                             DATE                      WITHDRAWALS        VALUE (1)        DAILY VALUE          BENEFIT
                -------------------------------------------------------------------------------------------------------
                           1/1/2014                           0            100,000           100,000            100,000
                -------------------------------------------------------------------------------------------------------
                           5/30/2014                          0            100,000           100,000            100,000
                -------------------------------------------------------------------------------------------------------
                           6/2/2014                           0            104,580           104,580(2)         104,580
                -------------------------------------------------------------------------------------------------------
                          12/30/2014                          0            104,580           104,580            104,580
                -------------------------------------------------------------------------------------------------------
                          12/31/2014                        500            106,297           106,297(3)         106,297
                -------------------------------------------------------------------------------------------------------
                           1/1/2015                           0            109,486           109,486            109,486
                -------------------------------------------------------------------------------------------------------
                           6/1/2015                           0             93,063           109,486            109,486
                -------------------------------------------------------------------------------------------------------
                           6/2/2015                      10,000             81,202            97,481(4)          97,481
                -------------------------------------------------------------------------------------------------------
                          12/31/2015                          0             78,766            97,481             97,481
                -------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) MAXIMUM DAILY VALUE: The Maximum Daily Value steps up to the current Contract Value since it exceeds the prior day's Maximum Daily Value.

                (3) MAXIMUM DAILY VALUE: Assume you take a Partial Withdrawal of $500 on 12/31/2014. Despite the withdrawal, the Maximum Daily Value steps up to the current Contract Value since it exceeds the prior day's Maximum Daily Value.

                (4) PARTIAL WITHDRAWALS: Assume you take a Partial Withdrawal of $10,000 on 6/2/2015. As a result of this Partial Withdrawal, the Maximum Daily Value is adjusted by a factor of 0.8904. This factor is derived as [1 - (Partial Withdrawal/Contract Value prior to the Partial Withdrawal)] = [1 - (10,000/91,202)]. Note that because the Contract Value prior to the Partial Withdrawal ($91,202) is less than the prior day's Maximum Daily Value ($109,486), the amount of reduction is greater than $10,000.

APP A-10


--------------------------------------------------------------------------
DAILY +5 WITHDRAWAL BENEFIT EXAMPLE

Assume a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Daily +5 (Single Option) rider was elected. The age of the Covered Life is 65 at issue. Hypothetical values for Withdrawals, Contract Value and rider benefit amounts are shown as of select dates to illustrate: Step Ups, Deferral Bonuses, Lifetime Annual Payment increases and the impact of non-excess and Excess Withdrawals. See the footnotes for further details.

                                                                                      CONTRACT     DEFERRAL      LIFETIME
                                                       CONTRACT     WITHDRAWAL       VALUE HIGH      BONUS        ANNUAL
                         DATE           WITHDRAWALS    VALUE (1)       BASE          WATER MARK      BASE         PAYMENT
                -----------------------------------------------------------------------------------------------------------
                       1/1/2014                0        100,000        100,000         100,000       100,000       5,000
                -----------------------------------------------------------------------------------------------------------
                       1/2/2014                0        101,200        101,200(2)      101,200       100,000       5,060(2)
                -----------------------------------------------------------------------------------------------------------
                       1/3/2014                0         97,658        101,200         101,200       100,000       5,060
                -----------------------------------------------------------------------------------------------------------
                      12/31/2014               0        102,541        102,541(2)      102,541       100,000       5,127(2)
                -----------------------------------------------------------------------------------------------------------
                       1/1/2015                0        101,515        107,541(3)      102,541       100,000       5,377
                -----------------------------------------------------------------------------------------------------------
                       1/2/2015                0        102,023        107,541         102,541       100,000       5,377
                -----------------------------------------------------------------------------------------------------------
                      12/31/2015               0        115,921        120,921         115,921       100,000       6,046
                -----------------------------------------------------------------------------------------------------------
                       1/1/2016                0        114,762        125,921(3)      115,921       100,000       6,296
                -----------------------------------------------------------------------------------------------------------
                       1/4/2016              500(4)     114,262        125,921         115,921             0(4)    6,296
                -----------------------------------------------------------------------------------------------------------
                      12/31/2016               0        117,690        127,690(5)      117,690             0       6,296(5)
                -----------------------------------------------------------------------------------------------------------
                       1/1/2017                0        116,513        127,690         117,690             0       6,384
                -----------------------------------------------------------------------------------------------------------
                       1/2/2017                0        118,843        128,843         118,843             0       6,384
                -----------------------------------------------------------------------------------------------------------
                       1/3/2017           10,000(6)     108,843        124,701(6)      115,022(6)          0       6,235(6)
                -----------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) STEP UPS WITH LIFETIME ANNUAL PAYMENT INCREASES: When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

                (3) DEFERRAL BONUS: On each of the first and second Contract Anniversaries, a Deferral Bonus of $5,000 (5% of Deferral Bonus Base) is credited to the Withdrawal Base.

                (4) NON-EXCESS WITHDRAWALS: Assume you take your first Partial Withdrawal of $500. The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base resets to zero.

                (5) STEP UPS WITHOUT LIFETIME ANNUAL PAYMENT INCREASES: Step Ups continue to be credited to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up alone.

                (6) EXCESS WITHDRAWALS: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Contract Value High Water Mark by a factor of
                     0.96785. The factor is derived as (Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less the Lifetime Annual Payment) = (108,843) / (108,843 + 10,000 - 6,384). Upon the Excess Withdrawal,
                     the Lifetime Annual Payment is reset. There is zero Available Lifetime Annual Payment for the remainder of the year.

APP A-11


--------------------------------------------------------------------------
DAILY 7 WITHDRAWAL BENEFIT EXAMPLE

Assumes a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Daily 7 (Single Option) rider was elected. The age of the Covered Life is 65 at issue. Hypothetical values for Withdrawals, Contract Value and rider benefit amounts are shown as of select dates to illustrate: Step Ups, Deferral Bonuses, Deferral Bonus Base resets, Lifetime Annual Payment increases and the impact of non-excess and Excess Withdrawals. See the footnotes for further details.

                                                                                     ANNIVERSARY                  LIFETIME
                                                       CONTRACT      WITHDRAWAL      WITHDRAWAL      DEFERRAL      ANNUAL
                         DATE           WITHDRAWALS    VALUE (1)        BASE            BASE        BONUS BASE     PAYMENT
                ------------------------------------------------------------------------------------------------------------
                       1/1/2014                0        100,000        100,000         100,000        100,000       5,000
                ------------------------------------------------------------------------------------------------------------
                       1/2/2014                0        101,200        101,200(2)      100,000        100,000       5,060(2)
                ------------------------------------------------------------------------------------------------------------
                       1/3/2014                0         97,658        101,200         100,000        100,000       5,060
                ------------------------------------------------------------------------------------------------------------
                      12/31/2014               0        102,541        102,541(2)      100,000        100,000       5,127(2)
                ------------------------------------------------------------------------------------------------------------
                       1/1/2015                0        101,515        107,000(3)      107,000        100,000       5,350
                ------------------------------------------------------------------------------------------------------------
                       1/2/2015                0        102,023        107,000         107,000        100,000       5,350
                ------------------------------------------------------------------------------------------------------------
                      12/31/2015               0        115,921        115,921         107,000        100,000       5,796
                ------------------------------------------------------------------------------------------------------------
                       1/1/2016                0        114,762        115,921         115,921        115,921(4)    5,796
                ------------------------------------------------------------------------------------------------------------
                       1/4/2016              500(5)     114,262        115,921         115,921              0(5)    5,796
                ------------------------------------------------------------------------------------------------------------
                      12/31/2016               0        117,690        117,690(6)      115,921              0       5,796(6)
                ------------------------------------------------------------------------------------------------------------
                       1/1/2017                0        116,513        117,690         117,690              0       5,884
                ------------------------------------------------------------------------------------------------------------
                       1/2/2017                0        118,843        118,843         117,690              0       5,884
                ------------------------------------------------------------------------------------------------------------
                       1/3/2017           10,000(7)     108,843        114,513(7)      113,402(7)           0       5,726(7)
                ------------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) STEP UPS WITH LIFETIME ANNUAL PAYMENT INCREASES: When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

                (3) DEFERRAL BONUS: On the first Contract Anniversary, the Withdrawal Base is reset to the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($100,000) plus 7% of the Deferral Bonus Base ($7,000) because that amount exceeds both the Withdrawal Base as of the prior Valuation Day ($102,541) and the current Contract Value ($101,515).

                (4) DEFERRAL BONUS BASE RESET: On the second Contract Anniversary, the Deferral Bonus Base is reset to the Withdrawal Base because the Withdrawal Base as of the prior Valuation Day ($115,921) exceeds the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($107,000) plus 7% of the Deferral Bonus Base ($7,000).

                (5) NON-EXCESS WITHDRAWALS: Assume you take your first Partial Withdrawal of $500. The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base resets to zero.

                (6) STEP UPS WITHOUT LIFETIME ANNUAL PAYMENT INCREASES: Step Ups continue to be credited to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up alone.

                (7) EXCESS WITHDRAWALS: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Anniversary Withdrawal Base by a factor of 0.9636. The factor is derived as (Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less the Lifetime Annual Payment) = (108,843) / (108,843 + 10,000 - 5,884). Upon the Excess Withdrawal, the Lifetime Annual Payment is reset. There is zero Available Lifetime Annual Payment for the remainder of the year.

APP A-12


--------------------------------------------------------------------------
DAILY +4 WITHDRAWAL BENEFIT EXAMPLE

Assumes a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Daily +4 (Joint Option) rider was elected. The age of the youngest Covered Life is 65 at issue. Hypothetical values for Withdrawals, Contract Value and rider benefit amounts are shown as of select dates to illustrate:
Step Ups, Deferral Bonuses, Lifetime Annual Payment increases and the impact of non-excess and Excess Withdrawals. See the footnotes for further details

                                                                                      CONTRACT                   LIFETIME
                                                       CONTRACT     WITHDRAWAL       VALUE HIGH     DEFERRAL      ANNUAL
                         DATE           WITHDRAWALS    VALUE (1)       BASE          WATER MARK    BONUS BASE     PAYMENT
                -----------------------------------------------------------------------------------------------------------
                       1/1/2014                0        100,000        100,000         100,000       100,000       4,500
                -----------------------------------------------------------------------------------------------------------
                       1/2/2014                0        101,200        101,200(2)      101,200       100,000       4,554(2)
                -----------------------------------------------------------------------------------------------------------
                       1/3/2014                0         97,658        101,200         101,200       100,000       4,554
                -----------------------------------------------------------------------------------------------------------
                      12/31/2014               0        102,541        102,541(2)      102,541       100,000       4,614(2)
                -----------------------------------------------------------------------------------------------------------
                       1/1/2015                0        101,515        106,541(3)      102,541       100,000       4,794
                -----------------------------------------------------------------------------------------------------------
                       1/2/2015                0        102,023        106,541         102,541       100,000       4,794
                -----------------------------------------------------------------------------------------------------------
                      12/31/2015               0        115,921        119,921         115,921       100,000       5,396
                -----------------------------------------------------------------------------------------------------------
                       1/1/2016                0        114,762        123,921(3)      115,921       100,000       5,576
                -----------------------------------------------------------------------------------------------------------
                       1/4/2016              500(4)     114,262        123,921         115,921             0(4)    5,576
                -----------------------------------------------------------------------------------------------------------
                      12/31/2016               0        117,690        125,690(5)      117,690             0       5,576(5)
                -----------------------------------------------------------------------------------------------------------
                       1/1/2017                0        116,513        125,690         117,690             0       5,656
                -----------------------------------------------------------------------------------------------------------
                       1/2/2017                0        118,843        126,843         118,843             0       5,656
                -----------------------------------------------------------------------------------------------------------
                       1/3/2017           10,000(6)     108,843        121,975(6)      114,282(6)          0       5,489(6)
                -----------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) STEP UPS WITH LIFETIME ANNUAL PAYMENT INCREASES: When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

                (3) DEFERRAL BONUS: On each of the first and second Contract Anniversaries, a Deferral Bonus of $4,000 (4% of Deferral Bonus Base) is credited to the Withdrawal Base.

                (4) NON-EXCESS WITHDRAWALS: Assume you take your first Partial Withdrawal of $500. The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base resets to zero.

                (5) STEP UPS WITHOUT LIFETIME ANNUAL PAYMENT INCREASES: Step Ups continue to be credited to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up alone.

                (6) EXCESS WITHDRAWALS: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Contract Value High Water Mark by a factor of
                     0.9616. The factor is derived as (Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less the Lifetime Annual Payment) = (108,843) / (108,843 + 10,000 - 5,656). Upon the Excess Withdrawal,
                     the Lifetime Annual Payment is reset. There is zero Available Lifetime Annual Payment for the remainder of the year.

APP A-13


--------------------------------------------------------------------------
DAILY 6 WITHDRAWAL BENEFIT EXAMPLE

Assumes a contract was issued on 1/1/2014 with an initial premium of $100,000 and the Daily 6 (Joint Option) rider was elected. The age of the youngest Covered Life is 65 at issue. Hypothetical values for Withdrawals, Contract Value and rider benefit amounts are shown as of select dates to illustrate:
Step Ups, Deferral Bonuses, Deferral Bonus Base resets, Lifetime Annual Payment increases and the impact of non-excess and Excess Withdrawals. See the footnotes for further details.

                                                                                     ANNIVERSARY    DEFERRAL     LIFETIME
                                                       CONTRACT      WITHDRAWAL      WITHDRAWAL       BONUS       ANNUAL
                         DATE           WITHDRAWALS    VALUE (1)        BASE            BASE          BASE        PAYMENT
                -----------------------------------------------------------------------------------------------------------
                       1/1/2014                0        100,000        100,000         100,000       100,000       4,500
                -----------------------------------------------------------------------------------------------------------
                       1/2/2014                0        101,200        101,200(2)      100,000       100,000       4,554(2)
                -----------------------------------------------------------------------------------------------------------
                       1/3/2014                0         97,658        101,200         100,000       100,000       4,554
                -----------------------------------------------------------------------------------------------------------
                      12/31/2014               0        102,541        102,541(2)      100,000       100,000       4,614(2)
                -----------------------------------------------------------------------------------------------------------
                       1/1/2015                0        101,515        106,000(3)      106,000       100,000       4,770
                -----------------------------------------------------------------------------------------------------------
                       1/2/2015                0        102,023        106,000         106,000       100,000       4,770
                -----------------------------------------------------------------------------------------------------------
                      12/31/2015               0        115,921        115,921         106,000       100,000       5,216
                -----------------------------------------------------------------------------------------------------------
                       1/1/2016                0        114,762        115,921         115,921       115,921(4)    5,216
                -----------------------------------------------------------------------------------------------------------
                       1/4/2016              500(5)     114,262        115,921         115,921             0(4)    5,216
                -----------------------------------------------------------------------------------------------------------
                      12/31/2016               0        117,690        117,690(6)      115,921             0       5,216(6)
                -----------------------------------------------------------------------------------------------------------
                       1/1/2017                0        116,513        117,690         117,690             0       5,296
                -----------------------------------------------------------------------------------------------------------
                       1/2/2017                0        118,843        118,843         117,690             0       5,296
                -----------------------------------------------------------------------------------------------------------
                       1/3/2017           10,000(7)     108,843        113,920(7)      112,814(7)          0       5,126(7)
                -----------------------------------------------------------------------------------------------------------

                (1) For illustration purposes only, net of illustrated withdrawals. Does not indicate actual Contract Value performance. Excludes deduction of any applicable Premium Based Charges.

                (2) STEP UPS WITH LIFETIME ANNUAL PAYMENT INCREASES: When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

                (3) DEFERRAL BONUS: On the first Contract Anniversary, the Withdrawal Base is reset to the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($100,000) plus 6% of the Deferral Bonus Base ($6,000) because that amount exceeds both the Withdrawal Base as of the prior Valuation Day ($102,541) and the current Contract Value ($101,515).

                (4) DEFERRAL BONUS BASE RESET: On the second Contract Anniversary, the Deferral Bonus Base is reset to the Withdrawal Base because the Withdrawal Base as of the prior Valuation Day ($115,921) exceeds the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($106,000) plus 6% of the Deferral Bonus Base ($6,000).

                (5) NON-EXCESS WITHDRAWALS: Assume you take your first Partial Withdrawal of $500. The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base resets to zero.

                (6) STEP UPS WITHOUT LIFETIME ANNUAL PAYMENT INCREASES: Step Ups continue to be credited to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up alone.

                (7) EXCESS WITHDRAWALS: The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Anniversary Withdrawal Base by a factor of 0.9586. The factor is derived as (Contract Value after the Partial Withdrawal/Contract Value prior to the Partial Withdrawal less the Lifetime Annual Payment) = (108,843) / (108,843 + 10,000 - 5,296). Upon the Excess Withdrawal, the Lifetime Annual Payment is reset. There is zero Available Lifetime Annual Payment for the remainder of the year.

APP B-1


--------------------------------------------------------------------------
APPENDIX B -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.


The following table lists the Condensed Financial Information of Accumulation Unit Values for Accumulation Units outstanding under the Contracts as of December 31, 2015.



FORERETIREMENT III
B-SHARE
                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.995
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    9.318
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.614
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    6.665
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.370
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.225
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.513
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.935
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   11.275
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.622
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   19.710
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.709
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.345
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.617
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 2785.728
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.078
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    6.680
-----------------------------------------------------------------------------------------------------------------------------------

APP B-2


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.033
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    6.071
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.775
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    8.748
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.381
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   15.455
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.246
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.091
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.897
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.976
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    4.931
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.010
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.632
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.480
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.183
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.080
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.041
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.386
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.578
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.458
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.055
-----------------------------------------------------------------------------------------------------------------------------------

APP B-3


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.417
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.618
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.775
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.085
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.494
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 2073.462
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT BALANCED MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.651
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  677.313
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.202
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 3004.722
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.205
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 1858.808
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.516
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  969.167
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT GROWTH MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.282
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 4901.359
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.493
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 1737.656
-----------------------------------------------------------------------------------------------------------------------------------

APP B-4


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT PIMCO TACTICAL ALLOCATION PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.445
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  580.702
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.476
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 1009.143
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT WMC RESEARCH MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.721
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 5261.007
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.828
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.288
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.447
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.253
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.542
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.831
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.193
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    4.193
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.224
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    3.008
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.805
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.336
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.325
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    3.448
-----------------------------------------------------------------------------------------------------------------------------------

APP B-5


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB
  (FORMERLY KNOWN AS HARTFORD INDEX HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.725
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.194
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.201
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.139
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GOVERNMENT MONEY MARKET FUND -- SERIES I
  (FORMERLY KNOWN AS INVESCO V.I. MONEY MARKET FUND)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.951
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  103.646
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.984
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.990
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.154
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    3.451
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.035
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    4.393
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.432
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    6.541
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.427
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.525
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.513
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.851
-----------------------------------------------------------------------------------------------------------------------------------

APP B-6


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.284
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    4.144
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.667
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    5.451
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.670
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.259
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    4.125
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.634
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.716
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.816
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.699
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO GLOBAL DIVIDEND PORTFOLIO -- ADVISOR CLASS
  (FORMERLY KNOWN AS PIMCO EQS PATHFINDER PORTFOLIO(R))
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.250
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.117
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.876
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.032
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.354
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.622
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.268
-----------------------------------------------------------------------------------------------------------------------------------

APP B-7


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.926
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.798
-----------------------------------------------------------------------------------------------------------------------------------



FORERETIREMENT III
C-SHARE
                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.929
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.551
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.308
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.164
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.870
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.559
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.652
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.553
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   15.765
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.018
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-8


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.967
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.711
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.319
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.185
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.036
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.832
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.917
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.951
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.417
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.020
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.324
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.402
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-9


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.355
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.717
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.431
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   21.893
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT BALANCED MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.588
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   52.621
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.142
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   37.477
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.144
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   21.009
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.453
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    8.628
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT GROWTH MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.221
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   22.081
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.431
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   54.543
-----------------------------------------------------------------------------------------------------------------------------------

APP B-10


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT PIMCO TACTICAL ALLOCATION PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.383
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    9.123
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.413
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.285
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT WMC RESEARCH MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.657
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   73.322
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.764
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.384
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.479
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.133
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.046
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.164
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.741
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.264
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-11


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB
  (FORMERLY KNOWN AS HARTFORD INDEX HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.660
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.141
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    3.940
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.078
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GOVERNMENT MONEY MARKET FUND -- SERIES I
  (FORMERLY KNOWN AS INVESCO V.I. MONEY MARKET FUND)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.886
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.925
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.094
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.976
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.370
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.365
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.451
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-12


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.216
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.603
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.606
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.198
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.570
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.758
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO GLOBAL DIVIDEND PORTFOLIO -- ADVISOR CLASS
  (FORMERLY KNOWN AS PIMCO EQS PATHFINDER PORTFOLIO(R))
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.196
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.811
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.292
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.558
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-13


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.867
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------



FORERETIREMENT III
L-SHARE
                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.965
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.586
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.786
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.342
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.197
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.716
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.905
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.668
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.594
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.049
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.683
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.588
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 1622.215
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.051
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-14


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.003
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    7.015
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.746
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.353
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    3.637
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.218
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.867
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.949
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    2.472
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.983
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.408
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.452
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.053
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.892
-----------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.358
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.268
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.433
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-15


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.390
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.341
-----------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.749
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.466
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  880.132
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT BALANCED MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.623
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  277.953
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.175
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 1632.914
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.178
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  924.864
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.487
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  470.845
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT GROWTH MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.255
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 3195.108
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.465
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  605.964
-----------------------------------------------------------------------------------------------------------------------------------

APP B-16


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT PIMCO TACTICAL ALLOCATION PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.417
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  190.110
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.447
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  456.969
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  (FORMERLY KNOWN AS FVIT WMC RESEARCH MANAGED RISK PORTFOLIO)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.692
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                 3209.453
-----------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.799
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.202
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.418
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   75.253
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.514
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                   36.578
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.166
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.026
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.197
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.847
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.776
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.297
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP B-17


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB
  (FORMERLY KNOWN AS HARTFORD INDEX HLS FUND)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.696
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.843
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.174
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.965
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.111
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GOVERNMENT MONEY MARKET FUND -- SERIES I
  (FORMERLY KNOWN AS INVESCO V.I. MONEY MARKET FUND)
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.922
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                  127.114
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.957
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.127
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.404
-----------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.009
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.995
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.404
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.399
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.485
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.805
-----------------------------------------------------------------------------------------------------------------------------------

APP B-18


--------------------------------------------------------------------------

                                                                                                           AS OF DECEMBER 31,
                                                                                                      -----------------------------
SUB-ACCOUNT                                                                                                       2015
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $   10.253
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.638
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.641
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.232
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    1.348
-----------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.605
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.790
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO GLOBAL DIVIDEND PORTFOLIO -- ADVISOR CLASS
  (FORMERLY KNOWN AS PIMCO EQS PATHFINDER PORTFOLIO(R))
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.226
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.847
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.326
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    9.593
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                                                                       $   10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                                                             $    8.900
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)                                                    0.000
-----------------------------------------------------------------------------------------------------------------------------------

APP C-1


--------------------------------------------------------------------------
APPENDIX C -- FUND DATA


                                                               INVESTMENT                                     INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY                             ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Balanced-Risk Allocation       Seeks total return with a low to moderate     Invesco Advisers, Inc.
      Fund -- Series II                        correlation to traditional financial market
                                               indices.

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Core Equity Fund --            Seeks long-term growth of capital.            Invesco Advisers, Inc.
      Series II

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Government Money Market        Seeks to provide current income               Invesco Advisers, Inc.
      Fund -- Series I (2)                     consistent with preservation of capital and
                                               liquidity.

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. International Growth           Seeks long-term growth of capital.            Invesco Advisers, Inc.
      Fund -- Series II

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Mid Cap Core Equity            Seeks long-term growth of capital.            Invesco Advisers, Inc.
      Fund -- Series II

-----------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Small Cap Equity Fund --       Seeks long-term growth of capital.            Invesco Advisers, Inc.
      Series II

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
   American Century VP Growth Fund --          Seeks long-term capital growth.               American Century Investment
      Class II                                                                               Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
   American Century VP Mid Cap Value           Seeks long-term capital growth. Income is     American Century Investment
      Fund -- Class II                         a secondary objective.                        Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
   American Century VP Value Fund --           Seeks long-term capital growth. Income is     American Century Investment
      Class II                                 a secondary objective                         Management, Inc.

-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
-----------------------------------------------------------------------------------------------------------------------------------
   Global Growth and Income Fund --            Seeks to provide long-term growth of          Capital Research and Management
      Class 4                                  capital while providing current income.       Company

-----------------------------------------------------------------------------------------------------------------------------------
   Growth Fund -- Class 4                      Seeks to provide growth of capital.           Capital Research and Management
                                                                                             Company

-----------------------------------------------------------------------------------------------------------------------------------
   Growth-Income Fund -- Class 4               Seeks to achieve long-term growth of          Capital Research and Management
                                               capital and income.                           Company

-----------------------------------------------------------------------------------------------------------------------------------
   International Fund -- Class 4               Seeks to provide long-term growth of          Capital Research and Management
                                               capital.                                      Company

-----------------------------------------------------------------------------------------------------------------------------------
   Managed Risk Asset Allocation Fund --       Seeks high total return (including income     Capital Research and Management
      Class P2 (1)                             and capital gains) consistent with            Company
                                               preservation of capital over the long term    Sub-advised by Milliman Financial Risk
                                               while seeking to manage volatility and        Management LLC
                                               provide downside protection.

-----------------------------------------------------------------------------------------------------------------------------------
   New World Fund -- Class 4                   Seeks long-term capital appreciation.         Capital Research and Management
                                                                                             Company

-----------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
-----------------------------------------------------------------------------------------------------------------------------------
   BlackRock Capital Appreciation V.I.         Seeks long-term growth of capital.            BlackRock Advisors, LLC
      Fund -- Class III

-----------------------------------------------------------------------------------------------------------------------------------
   BlackRock Equity Dividend V.I. Fund --      Seek long-term total return and current       BlackRock Advisors, LLC
      Class III                                income.

-----------------------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation V.I. Fund --    Seeks high total investment return.           BlackRock Advisors, LLC
      Class III

-----------------------------------------------------------------------------------------------------------------------------------

APP C-2


--------------------------------------------------------------------------

                                                               INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock High Yield V.I. Fund --           Seeks to maximize total return, consistent
      Class III                                with income generation and prudent
                                               investment management.

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock U.S. Government Bond V.I.         Seeks to maximize total return, consistent
      Fund -- Class III                        with income generation and prudent
                                               investment management.

------------------------------------------------------------------------------------------------------------------------------------
FORETHOUGHT VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic American Funds(R)           Seeks to provide capital appreciation and
      Managed Risk Portfolio --                income while seeking to manage volatility.
      Class II (1,3)

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Balanced Managed Risk       Seeks to provide capital appreciation and
      Portfolio -- Class II (1,4)              income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic BlackRock Global            Seeks to provide capital appreciation and
      Allocation Managed Risk Portfolio --     income while seeking to manage volatility.
      Class II (1,5)

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Franklin Dividend and       Seeks to provide capital appreciation and
      Income Managed Risk Portfolio --         income while seeking to manage volatility.
      Class II (1,6)


------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Goldman Sachs Dynamic       Seeks to provide capital appreciation and
      Trends Allocation Portfolio --           income while seeking to manage volatility.
      Class II (1,7)

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Growth Managed Risk         Seeks to provide capital appreciation and
      Portfolio -- Class II (1,8)              income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Moderate Growth             Seeks to provide capital appreciation and
      Managed Risk Portfolio --                income while seeking to manage volatility.
      Class II (1,9)

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic PIMCO Tactical              Seeks to provide capital appreciation and
      Allocation Portfolio -- Class II (1,10)  income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Select Advisor Managed      Seeks to provide capital appreciation and
      Risk Portfolio -- Class II (1,11)        income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wellington Research         Seeks to provide capital appreciation and
      Managed Risk Portfolio --                income while seeking to manage volatility.
      Class II (1,12)


------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4         Seeks to maximize income while
                                               maintaining prospects for capital
                                               appreciation.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares VIP Fund --          Seeks capital appreciation, with income as
      Class 4                                  a secondary goal.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --       Seeks long-term capital appreciation, with
      Class 4                                  preservation of capital as an important
                                               consideration.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value VIP Fund --        Seeks long-term total return.
      Class 4

------------------------------------------------------------------------------------------------------------------------------------

                                                                INVESTMENT
FUNDING OPTION                                              ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock High Yield V.I. Fund --           BlackRock Advisors, LLC
      Class III


------------------------------------------------------------------------------------------------------------------------------------
   BlackRock U.S. Government Bond V.I.         BlackRock Advisors, LLC
      Fund -- Class III


------------------------------------------------------------------------------------------------------------------------------------
FORETHOUGHT VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic American Funds(R)           Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio --                Sub-advised by Milliman Financial Risk
      Class II (1,3)                           Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Balanced Managed Risk       Global Atlantic Investment Advisors, LLC
      Portfolio -- Class II (1,4)              Sub-advised by Milliman Financial Risk
                                               Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic BlackRock Global            Global Atlantic Investment Advisors, LLC
      Allocation Managed Risk Portfolio --     Sub-advised by Milliman Financial Risk
      Class II (1,5)                           Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Franklin Dividend and       Global Atlantic Investment Advisors, LLC
      Income Managed Risk Portfolio --         Sub-advised by Franklin Advisory Services,
      Class II (1,6)                           LLC and Milliman Financial Risk
                                               Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Goldman Sachs Dynamic       Global Atlantic Investment Advisors, LLC
      Trends Allocation Portfolio --           Sub-advised by Goldman Sachs Asset
      Class II (1,7)                           Management, L.P.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Growth Managed Risk         Global Atlantic Investment Advisors, LLC
      Portfolio -- Class II (1,8)              Sub-advised by Milliman Financial Risk
                                               Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Moderate Growth             Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio --                Sub-advised by Milliman Financial Risk
      Class II (1,9)                           Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic PIMCO Tactical              Global Atlantic Investment Advisors, LLC
      Allocation Portfolio -- Class II (1,10)  Sub-advised by Pacific Investment
                                               Management Company LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Select Advisor Managed      Global Atlantic Investment Advisors, LLC
      Risk Portfolio -- Class II (1,11)        Sub-advised by Milliman Financial Risk
                                               Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wellington Research         Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio --                Sub-advised by Milliman Financial Risk
      Class II (1,12)                          Management LLC and Wellington
                                               Management Company LLP

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4         Franklin Advisers, Inc.



------------------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares VIP Fund --          Franklin Mutual Advisers, LLC
      Class 4

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --       Franklin Advisory Services, LLC
      Class 4


------------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value VIP Fund --        Franklin Advisory Services, LLC
      Class 4

------------------------------------------------------------------------------------------------------------------------------------

APP C-3


--------------------------------------------------------------------------

                                                             INVESTMENT                                     INVESTMENT
FUNDING OPTION                                            OBJECTIVE SUMMARY                             ADVISER/SUB-ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
   Franklin Strategic Income VIP Fund --     Seeks a high level of current income, with    Franklin Advisers, Inc.
      Class 4                                capital appreciation over the long term as a
                                             secondary goal.

-----------------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign VIP Fund -- Class 4     Seeks long-term capital growth.               Templeton Investment Counsel, LLC

-----------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond VIP Fund --         Seeks high current income, consistent with    Franklin Advisers, Inc.
      Class 4                                preservation of capital, with capital
                                             appreciation as a secondary consideration.

-----------------------------------------------------------------------------------------------------------------------------------
   Templeton Growth VIP Fund -- Class 4      Seeks long-term capital growth.               Templeton Global Advisors Limited

-----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Strategic Income            Seeks total return comprised of income        Goldman Sachs Asset Management, L.P.
      Fund -- Advisor Shares                 and capital appreciation.

-----------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS         Seeks growth of capital.                      Hartford Funds Management Company,
      Fund -- Class IB                                                                     LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company LLP

-----------------------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS          Seeks a high level of current income          Hartford Funds Management Company,
      Fund -- Class IB                       consistent with growth of capital.            LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company LLP

-----------------------------------------------------------------------------------------------------------------------------------
   Hartford High Yield HLS Fund --           Seeks to provide high current income, and     Hartford Funds Management Company,
      Class IB                               long-term total return.                       LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company LLP

-----------------------------------------------------------------------------------------------------------------------------------
   Hartford International Opportunities      Seeks long-term growth of capital.            Hartford Funds Management Company,
      HLS Fund -- Class IB                                                                 LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company LLP

-----------------------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS            Seeks a competitive total return, with        Hartford Funds Management Company,
      Fund -- Class IB                       income as a secondary objective               LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company LLP

-----------------------------------------------------------------------------------------------------------------------------------
   Hartford Value HLS Fund -- Class IB       Seeks long-term total return.                 Hartford Funds Management Company,
                                                                                           LLC
                                                                                           Sub-advised by Wellington Management
                                                                                           Company LLP

-----------------------------------------------------------------------------------------------------------------------------------
HIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
   HIMCO VIT Index Fund -- Class IB          Seeks to provide investment results which     Hartford Investment Management
                                             approximate the price and yield               Company
                                             performance of publicly traded common
                                             stocks in the aggregate.

-----------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------------
   Bond Debenture Portfolio -- Class VC      Seeks high current income and the             Lord, Abbett & Co. LLC
                                             opportunity for capital appreciation to
                                             produce a high total return.

-----------------------------------------------------------------------------------------------------------------------------------
   Fundamental Equity Portfolio --           Seeks long-term growth of capital and         Lord, Abbett & Co. LLC
      Class VC                               income without excessive fluctuations in
                                             market value.

-----------------------------------------------------------------------------------------------------------------------------------
   Growth Opportunities Portfolio --         Seeks capital appreciation.                   Lord, Abbett & Co. LLC
      Class VC

-----------------------------------------------------------------------------------------------------------------------------------

APP C-4


--------------------------------------------------------------------------

                                                               INVESTMENT                                     INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY                             ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Growth Series -- Service Class       Seeks capital appreciation.                   MFS(R) Investment Management

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Investors Trust Series -- Service    Seeks capital appreciation.                   MFS(R) Investment Management
      Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) New Discovery Series -- Service      Seeks capital appreciation.                   MFS(R) Investment Management
      Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Series -- Service Class        Seeks capital appreciation.                   MFS(R) Investment Management

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST II
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) International Value Portfolio --     Seeks capital appreciation.                   MFS(R) Investment Management
      Service Class

------------------------------------------------------------------------------------------------------------------------------------
PIMCO EQUITY SERIES VIT
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Global Dividend                       Seeks capital appreciation.                   PIMCO
      Portfolio (13) -- Advisor Class

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO All Asset Portfolio -- Advisor        Seeks maximum real return, consistent         PIMCO
      Class                                    with preservation of real capital and         Sub-advised by Research Affiliates, LLC
                                               prudent investment management.

------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Portfolio --             Seeks maximum total return, consistent        PIMCO
      Advisor Class                            with preservation of capital and prudent
                                               investment management.

------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Equity Income Fund --             Seeks capital growth and current income.      Putnam Investment Management, LLC
      Class IB

------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Income Fund -- Class IB           Seeks high current income consistent with     Putnam Investment Management, LLC
                                               what Putnam Investment Management,
                                               LLC believes to be prudent risk.

------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Voyager Fund -- Class IB          Seeks capital appreciation.                   Putnam Investment Management, LLC

------------------------------------------------------------------------------------------------------------------------------------



(1)  This Fund employs a managed volatility strategy.



(2) Name change effective April 29, 2016. Formerly known as Invesco V.I. Money Market Fund. The Board of Trustees of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) has approved changes to the Portfolio's investment objective and principal investment strategies that will allow the Portfolio to operate as a "government money market fund." Effective on or about April 29, 2016, the Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.



(3) Name change effective April 29, 2016. Formerly known as FVIT American Funds(R) Managed Risk Portfolio.



(4) Name change effective April 29, 2016. Formerly known as FVIT Balanced Managed Risk Portfolio.



(5) Name change effective April 29, 2016. Formerly known as FVIT BlackRock Global Allocation Managed Risk Portfolio.



(6) Name change effective April 29, 2016. Formerly known as FVIT Franklin Dividend and Income Managed Risk Portfolio.



(7) Name change effective April 29, 2016. Formerly known as FVIT Goldman Sachs Dynamic Trends Allocation Portfolio.



(8) Name change effective April 29, 2016. Formerly known as FVIT Growth Managed Risk Portfolio.



(9) Name change effective April 29, 2016. Formerly known as FVIT Moderate Growth Managed Risk Portfolio.



(10) Name change effective April 29, 2016. Formerly known as FVIT PIMCO Tactical Allocation Portfolio.



(11) Name change effective April 29, 2016. Formerly known as FVIT Select Advisor Managed Risk Portfolio.



(12) Name change effective April 29, 2016. Formerly known as FVIT Wellington Research Managed Risk Portfolio.



(13) Name change effective July 13, 2015. Formerly known as PIMCO EqS Pathfinder Portfolio(R).

APP D-1


--------------------------------------------------------------------------


APPENDIX D -- OPTIONAL BENEFIT INVESTMENT RESTRICTIONS



                   DAILY +5, DAILY 7, AND LEGACY LOCK III

20% of initial and subsequent Premium Payments must be allocated to the Fixed Account. The remaining 80% of initial and subsequent Premium Payments must be allocated amongst the below approved Sub-Accounts. If you become subject to these Investment Restrictions after the date your Contract is issued (i.e. you post-issue elect one of these Optional Benefits) the 20% and 80% allocations will be based on your Contract Value on the rider effective date.


                            APPROVED SUB-ACCOUNTS



American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund


Global Atlantic American Funds(R) Managed Risk Portfolio(1)


Global Atlantic Balanced Managed Risk Portfolio(1)


Global Atlantic BlackRock Global Allocation Managed Risk Portfolio(1)


Global Atlantic Franklin Dividend and Income Managed Risk Portfolio(1)


Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio(1)


Global Atlantic Growth Managed Risk Portfolio(1)


Global Atlantic Moderate Growth Managed Risk Portfolio(1)


Global Atlantic PIMCO Tactical Allocation Portfolio(1)


Global Atlantic Select Advisor Managed Risk Portfolio(1)


Global Atlantic Wellington Research Managed Risk Portfolio(1)



(1) Global Atlantic Funds formerly known as FVIT Funds. Name change effective April 29, 2016.


ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCOUNT, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCOUNT CREDITED RATES. AMOUNTS ALLOCATED TO THE FIXED ACCOUNT AND ANY INTEREST ACCRUING ON THOSE AMOUNTS MAY NOT BE TRANSFERRED OUT OF THE FIXED ACCOUNT TO THE SUB-ACCOUNTS.




                  DAILY +4, DAILY 6, RETURN OF PREMIUM II,
                         AND MAXIMUM DAILY VALUE II



If you elected Daily +4, Daily 6, Return of Premium II, or Maximum Daily Value II you must allocate your Contract Value to one or more of the approved Sub-Accounts below. If you have elected Daily +5 or Daily 7 along with Return of Premium II or Maximum Daily Value II, the Investment Restrictions for Daily +5 or Daily 7 will prevail.


                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund

Global Atlantic American Funds(R) Managed Risk Portfolio(1)


Global Atlantic Balanced Managed Risk Portfolio(1)


Global Atlantic BlackRock Global Allocation Managed Risk Portfolio(1)


Global Atlantic Franklin Dividend and Income Managed Risk Portfolio(1)


Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio(1)


Global Atlantic Growth Managed Risk Portfolio(1)


Global Atlantic Moderate Growth Managed Risk Portfolio(1)


Global Atlantic PIMCO Tactical Allocation Portfolio(1)


Global Atlantic Select Advisor Managed Risk Portfolio(1)


Global Atlantic Wellington Research Managed Risk Portfolio(1)



(1) Global Atlantic Funds formerly known as FVIT Funds. Name change effective April 29, 2016.

To obtain a Statement of Additional Information, please complete the form below and mail to:

          Forethought Life Insurance Company
          Annuity Service Center
          P.O. Box 758507
          Topeka, Kansas 66675-8507

Please send a Statement of Additional Information to me at the following address:




----------------------------------------------------------------------
                                    Name



----------------------------------------------------------------------
                                   Address



----------------------------------------------------------------------
   City/State                                         Zip Code

Contract Name
Issue Date

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                     FORETHOUGHT LIFE INSURANCE COMPANY
                             300 N. MERIDIAN ST.
                                 SUITE 1800
                           INDIANAPOLIS, IN 46204
                               1-866-645-2449

                     FORERETIREMENT III VARIABLE ANNUITY

This Statement of Additional Information contains additional information to the Prospectus for the individual deferred flexible premium variable annuity contract ("Contract"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy by writing us at our Annuity Service Center or calling the toll-free number shown above.


Dated: May 2, 2016


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                               2
-----------------------------------------------------------------------------------------------------------------------------------
     Safekeeping of Assets                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Independent Registered Public Accounting Firm                                                                                2
-----------------------------------------------------------------------------------------------------------------------------------
     Non-Participating                                                                                                            2
-----------------------------------------------------------------------------------------------------------------------------------
     Misstatement of Age or Sex                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------------------
     Principal Underwriter                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Payments to Broker-dealers                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                                   3
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return for all Sub-Accounts                                                                                            3
-----------------------------------------------------------------------------------------------------------------------------------
     Yield for Sub-Accounts                                                                                                       3
-----------------------------------------------------------------------------------------------------------------------------------
     Money Market Sub-Accounts                                                                                                    3
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Materials                                                                                                         4
-----------------------------------------------------------------------------------------------------------------------------------
     Performance Comparisons                                                                                                      4
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                                             F1
-----------------------------------------------------------------------------------------------------------------------------------

2


--------------------------------------------------------------------------

GENERAL INFORMATION


SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The statutory financial statements and supplemental schedules of Forethought Life Insurance Company and the financial statements of Forethought Life Insurance Company Separate Account A as of December 31, 2015 and for the period then ended, included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Owner or Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER


The Contracts, which are offered continuously, are distributed by Global Atlantic Distributors, LLC. Global Atlantic Distributors, LLC serves as Principal Underwriter for the securities issued with respect to the Separate Account. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. Global Atlantic Distributors, LLC is ultimately controlled by Global Atlantic Financial Group Limited.



Forethought currently pays Global Atlantic Distributors, LLC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Global Atlantic Distributors, LLC in its role as Principal Underwriter has been 2015: $64,392,946; 2014:
$72,334,197; and 2013: $31,345,583. Fees paid to the Principal Underwriter and its wholesalers may vary based on the product and share class sold.



ADDITIONAL PAYMENTS TO BROKER-DEALERS


As stated in the prospectus, we (or our affiliates) pay Additional Payments to certain broker-dealers. In addition to the broker-dealers listed in the prospectus with whom we will have an ongoing contractual arrangement to make Additional Payments, listed below are all broker-dealers that received Additional Payments with at least a $100 value in 2015 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists: AIG Advisor Group, Inc.; American Midwest Bank; Arvest Asset Management; Ausdal Financial Partners, Inc.; B. C. Ziegler and Company; BBVA Compass Investment Solutions; Cambridge Investment Research, Inc.; Capital Investment Companies; CCO Investment Services Corp.; Cetera Advisor Networks LLC; Cetera Financial Group; CFD Investments; Commerce Brokerage Services, Inc.; Commonwealth Financial Network; Corecap Investments, Inc.; Fifth Third Bank; Fifth Third Securities, Inc.; First Citizens Investor Services, Inc.; First Heartland Capital, Inc.; First Tennessee Bank; FSC Securities Corporation; FTB Advisors, Inc.; Harbour Investments, Inc.; H.D. Vest Investment Services; Independent Financial Group, LLC; Infinex Financial Group; Insured Retirement Institute; Investacorp, Inc.; Investment Professionals, Inc.; J. W. Cole Financial, Inc.; J. J. B. Hilliard,
W. L. Lyons, LLC; Key Investment Services LLC; Legacy Capitals LLC; Lincoln Financial Advisors Corporation; LPL Financial LLC; Lucia Securities LLC; Morgan Stanley Smith Barney, LLC; Newbridge Securities Corporation; Oppenheimer & Co. Inc.; Parkland Securities, LLC; People's Securities, Inc.; Questar Capital Corporation; Raymond James & Associates, Inc.; Raymond James Financial Services, Inc.; RBC Capital Markets, LLC; Regions Investment Services, Inc.; Royal Alliance Associates, Inc.; SAFE Credit Union; SagePoint Financial, Inc.; Securities America, Inc.; Silber Bennett Financial, Inc.; Sterne, Agee & Leach, Inc.; Summit Brokerage Services, Inc.; SunTrust Bank; TFS Securities, Inc.; Transamerica Financial Advisors, Inc.; Triad Advisors, Inc.; UBS Financial Services Insurance Agency Inc.; Union Bank of CA; U. S. Bancorp Investments, Inc.; VSR Financial Services, Inc.; WealthVest Marketing Inc.; Woodbury Financial Services, Inc.

3


--------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Premium Based Charges, if applicable, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, or Sales Charges. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for Optional Benefits or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties).


YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is:

                       YIELD =2[ (a - b +1)^(6) - 1].
                                   ____
                                     cd

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

4


--------------------------------------------------------------------------
The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.


ADDITIONAL MATERIALS

We may provide information on various topics to Owners and prospective Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

FORETHOUGHT LIFE INSURANCE COMPANY

SEPARATE ACCOUNT A

FINANCIAL STATEMENTS

Year Ended December 31, 2015

WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  FINANCIAL STATEMENTS
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                  CONTENTS

Report of Independent Registered Public Accounting Firm....................................................................     SA-3

Audited Financial Statements

Statements of Net Assets...................................................................................................     SA-4

Statements of Operations...................................................................................................    SA-20

Statements of Changes in Net Assets........................................................................................    SA-36

Notes to Financial Statements..............................................................................................    SA-68

   1. Organization and Significant Accounting Policies.....................................................................    SA-68

   2. Variable Annuity Contract Charges....................................................................................    SA-79

   3. Summary of Unit Transactions.........................................................................................    SA-80

   4. Financial Highlights.................................................................................................    SA-82



--------------------------------------------------------------------------------
                                    SA-2

[PWC_K_LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  TO THE BOARD OF DIRECTORS OF FORETHOUGHT LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF
  FORETHOUGHT LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT A OF FORETHOUGHT LIFE INSURANCE COMPANY:
--------------------------------------------------------------------------------


In our opinion, the accompanying individual statements of net assets, and the related individual statements of operations and of individual changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AB VPS Global Bond Portfolio Class B, American Century VP Capital Appreciation Fund Class II, American Century VP Growth Fund Class II, American Century VP Mid Cap Value Class II, American Century VP Value Fund Class II, American Funds Global Growth and Income Fund Class 4, American Funds Growth Fund Class 4, American Funds Growth-Income Fund Class 4, American Funds International Fund Class 4, American Funds Managed Risk Asset Allocation Fund Class P2, American Funds New World Fund Class 4, BlackRock Capital Appreciation V.I. Fund Class III, BlackRock Equity Dividend V.I. Fund Class III, BlackRock Global Allocation V.I. Fund Class III, BlackRock High Yield V.I. Fund Class III, BlackRock U.S. Government Bond V.I. Fund Class III, Franklin Income VIP Fund Class 4, Franklin Mutual Global Discovery VIP Fund Class 4, Franklin Mutual Shares VIP Fund Class 4, Franklin Rising Dividends VIP Fund Class 4, Franklin Small Cap Value VIP Fund Class 4, Franklin Strategic Income VIP Fund Class 4, FVIT American Funds Managed Risk Portfolio Class II, FVIT Balanced Managed Risk Portfolio Class II, FVIT BlackRock Global Allocation Managed Risk Portfolio Class II, FVIT Franklin Dividend and Income Managed Risk Portfolio Class II, FVIT Goldman Sachs Dynamic Trends Allocation Portfolio Class II, FVIT Growth Managed Risk Portfolio Class II, FVIT Moderate Growth Managed Risk Portfolio Class II, FVIT PIMCO Tactical Allocation Portfolio Class II, FVIT Select Advisor Managed Risk Portfolio Class II, FVIT Wellington Research Managed Risk Portfolio Class II, Goldman Sachs Global Trends Allocation Fund Service Shares, Goldman Sachs Growth Opportunities Fund Service Shares, Goldman Sachs Multi-Strategy Alternatives Portfolio Advisor Shares, Goldman Sachs Small Cap Equity Insights Fund Service Shares, Goldman Sachs Strategic Income Fund Advisor Shares, Hartford Capital Appreciation HLS Fund Class IB, Hartford Dividend and Growth HLS Fund Class IB, Hartford Growth Opportunities HLS Fund Class IB, Hartford High Yield HLS Fund Class IB, Hartford International Opportunities HLS Fund Class IB, Hartford Portfolio Diversifier HLS Fund Class IB, Hartford Total Return Bond HLS Fund Class IB, Hartford Value HLS Fund Class IB, HIMCO VIT Index Fund Class IB, Huntington VA Dividend Capture Fund, Huntington VA International Equity Fund, Huntington VA Situs Fund, Invesco V.I. Balanced Risk Allocation Fund Series II, Invesco V.I. Core Equity Fund Series II, Invesco V.I. International Growth Fund Series II, Invesco V.I. Mid Cap Core Equity Fund Series II, Invesco V.I. Money Market Fund Series II, Invesco V.I. Small Cap Equity Fund Series II, Lord Abbett Bond-Debenture Portfolio Class VC, Lord Abbett Fundamental Equity Portfolio Class VC, Lord Abbett Growth Opportunities Portfolio Class VC, MFS Blended Research Core Equity Portfolio Service Class, MFS Blended Research Small Cap Equity Portfolio Service Class, MFS Growth Series Service Class, MFS International Value Portfolio Service Class, MFS Investors Trust Series Service Class, MFS New Discovery Series Service Class, MFS Value Series Service Class, Oppenheimer Global Fund/VA Service Class, PIMCO All Asset Portfolio Advisor Class, PIMCO Global Dividend Portfolio Advisor Class, PIMCO Total Return Portfolio Advisor Class, Putnam VT Equity Income Fund Class IB, Putnam VT Income Fund Class IB, Putnam VT Voyager Fund Class IB, Templeton Foreign Securities Fund Class 4, Templeton Global Bond Securities Fund Class 4, Templeton Growth Securities Fund Class 4, TOPS Managed Risk Balanced ETF Portfolio Class 3, TOPS Managed Risk Growth ETF Portfolio Class 3 and TOPS Managed Risk Moderate Growth ETF Portfolio Class 3 Shares (the "Sub-Accounts of the Separate Account") constituting Forethought Life Insurance Company Separate Account A (the "Separate Account") at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the fund managers to the underlying funds, provide a reasonable basis for our opinion.


[PRICEWATER_COOPER_LLP_K_SIG]

Boston, MA
March 31, 2016

PricewaterhouseCoopers LLP, 101 Seaport Blvd,
Boston, MA 02210
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us



--------------------------------------------------------------------------------
                                    SA-3

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                    AMERICAN CENTURY VP
                                          AB VPS GLOBAL BOND       CAPITAL APPRECIATION       AMERICAN CENTURY VP
                                             PORTFOLIO (a)               FUND (a)                 GROWTH FUND
                                        -----------------------  ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $                 1,247   $               25,963   $             2,872,637
   Investment income receivable.......                       --                       --                        --
                                        -----------------------  ------------------------  -----------------------
   Net assets.........................                    1,247                   25,963                 2,872,637
                                        =======================  ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                       --                     1,777
   ForeRetirement L-Share.............                       --                       --                   108,247
   ForeRetirement B-Share.............                       --                       --                    57,076
   ForeRetirement II C-Share..........                       --                       --                        --
   ForeRetirement II L-Share..........                       --                       --                    11,654
   ForeRetirement II B-Share..........                       --                       --                    26,510
   ForeRetirement Foundation C-Share..                       --                       --                        --
   ForeRetirement Foundation L-Share..                       --                       --                        --
   ForeRetirement Foundation B-Share..                       --                       --                        --
   ForeRetirement III C-Share.........                       --                       --                        --
   ForeRetirement III L-Share.........                       --                       --                        --
   ForeRetirement III B-Share.........                       --                       --                     9,318
   ForeInvestors Choice C-Share.......                       --                    2,020                        --
   ForeInvestors Choice B-Share.......                      125                      569                        --
                                        -----------------------  ------------------------  -----------------------
   Total units........................                      125                    2,589                   214,582
                                        =======================  ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                    --   $                   --   $                 13.78
   ForeRetirement L-Share.............  $                    --   $                   --   $                 14.00
   ForeRetirement B-Share.............  $                    --   $                   --   $                 14.14
   ForeRetirement II C-Share..........  $                    --   $                   --   $                 11.17
   ForeRetirement II L-Share..........  $                    --   $                   --   $                 11.27
   ForeRetirement II B-Share..........  $                    --   $                   --   $                 11.36
   ForeRetirement Foundation C-Share..  $                    --   $                   --   $                 11.17
   ForeRetirement Foundation L-Share..  $                    --   $                   --   $                 11.27
   ForeRetirement Foundation B-Share..  $                    --   $                   --   $                 11.29
   ForeRetirement III C-Share.........  $                    --   $                   --   $                  9.93
   ForeRetirement III L-Share.........  $                    --   $                   --   $                  9.97
   ForeRetirement III B-Share.........  $                    --   $                   --   $                  9.99
   ForeInvestors Choice C-Share.......  $                  9.98   $                10.03   $                    --
   ForeInvestors Choice B-Share.......  $                  9.98   $                10.03   $                    --

Mutual funds, at cost.................  $                 1,251   $               25,951   $             2,850,858
Mutual fund shares....................                      125                    1,733                   225,128


                                          AMERICAN CENTURY VP      AMERICAN CENTURY VP
                                             MID CAP VALUE             VALUE FUND
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             1,865,496  $             1,201,585
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                1,865,496                1,201,585
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    2,381                    3,075
   ForeRetirement L-Share.............                   33,101                   22,266
   ForeRetirement B-Share.............                   24,090                   26,777
   ForeRetirement II C-Share..........                    5,048                       --
   ForeRetirement II L-Share..........                   30,096                   11,652
   ForeRetirement II B-Share..........                   53,906                   36,912
   ForeRetirement Foundation C-Share..                       --                    1,802
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
   ForeRetirement III C-Share.........                       --                       --
   ForeRetirement III L-Share.........                    1,786                       --
   ForeRetirement III B-Share.........                    6,665                       --
   ForeInvestors Choice C-Share.......                       --                       --
   ForeInvestors Choice B-Share.......                       --                       --
                                        -----------------------  -----------------------
   Total units........................                  157,073                  102,484
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 13.43  $                 12.81
   ForeRetirement L-Share.............  $                 13.65  $                 13.02
   ForeRetirement B-Share.............  $                 13.79  $                 13.15
   ForeRetirement II C-Share..........  $                 10.73  $                 10.18
   ForeRetirement II L-Share..........  $                 10.83  $                 10.27
   ForeRetirement II B-Share..........  $                 10.91  $                 10.35
   ForeRetirement Foundation C-Share..  $                 10.73  $                 10.18
   ForeRetirement Foundation L-Share..  $                 10.83  $                 10.27
   ForeRetirement Foundation B-Share..  $                 10.85  $                 10.29
   ForeRetirement III C-Share.........  $                  9.55  $                  9.31
   ForeRetirement III L-Share.........  $                  9.59  $                  9.34
   ForeRetirement III B-Share.........  $                  9.61  $                  9.37
   ForeInvestors Choice C-Share.......  $                    --  $                  9.77
   ForeInvestors Choice B-Share.......  $                    --  $                  9.77

Mutual funds, at cost.................  $             1,899,264  $             1,174,762
Mutual fund shares....................                  101,386                  135,619

(a)   New Sub-Account. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-4

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                             AMERICAN FUNDS
                                            GLOBAL GROWTH AND          AMERICAN FUNDS            AMERICAN FUNDS
                                               INCOME FUND               GROWTH FUND           GROWTH-INCOME FUND
                                        ------------------------  ------------------------  ------------------------

ASSETS:
   Mutual funds, at market value......   $             1,417,793   $             7,755,185  $              5,828,225
   Investment income receivable.......                        --                        --                        --
                                        ------------------------  ------------------------  ------------------------
   Net assets.........................                 1,417,793                 7,755,185                 5,828,225
                                        ========================  ========================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     2,169                     4,689                     5,727
   ForeRetirement L-Share.............                    12,808                   179,747                   130,559
   ForeRetirement B-Share.............                    29,026                   162,586                   114,812
   ForeRetirement II C-Share..........                       480                     9,334                     3,924
   ForeRetirement II L-Share..........                    20,010                    80,687                    49,582
   ForeRetirement II B-Share..........                    62,769                   147,026                   139,648
   ForeRetirement Foundation C-Share..                        --                     1,713                        --
   ForeRetirement Foundation L-Share..                        --                        --                        --
   ForeRetirement Foundation B-Share..                        --                     2,641                     2,762
   ForeRetirement III C-Share.........                        --                        --                        --
   ForeRetirement III L-Share.........                       716                     1,668                     2,049
   ForeRetirement III B-Share.........                     5,513                    11,275                    19,710
   ForeInvestors Choice C-Share.......                        --                        --                        --
   ForeInvestors Choice B-Share.......                        --                       370                        --
                                        ------------------------  ------------------------  ------------------------
   Total units........................                   133,491                   601,736                   468,773
                                        ========================  ========================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 11.74   $                 13.76  $                  13.66
   ForeRetirement L-Share.............   $                 11.93   $                 13.99  $                  13.88
   ForeRetirement B-Share.............   $                 12.06   $                 14.13  $                  14.02
   ForeRetirement II C-Share..........   $                  9.85   $                 11.23  $                  10.66
   ForeRetirement II L-Share..........   $                  9.94   $                 11.33  $                  10.76
   ForeRetirement II B-Share..........   $                 10.01   $                 11.42  $                  10.84
   ForeRetirement Foundation C-Share..   $                  9.85   $                 11.23  $                  10.66
   ForeRetirement Foundation L-Share..   $                  9.94   $                 11.33  $                  10.76
   ForeRetirement Foundation B-Share..   $                  9.95   $                 11.35  $                  10.78
   ForeRetirement III C-Share.........   $                  9.16   $                  9.87  $                   9.56
   ForeRetirement III L-Share.........   $                  9.20   $                  9.91  $                   9.59
   ForeRetirement III B-Share.........   $                  9.22   $                  9.93  $                   9.62
   ForeInvestors Choice C-Share.......   $                    --   $                  9.99  $                     --
   ForeInvestors Choice B-Share.......   $                    --   $                  9.99  $                     --

Mutual funds, at cost.................   $             1,474,103   $             8,466,294  $              6,378,933
Mutual fund shares....................                   115,644                   115,302                   130,036

                                                                      AMERICAN FUNDS
                                             AMERICAN FUNDS         MANAGED RISK ASSET
                                           INTERNATIONAL FUND         ALLOCATION FUND
                                        ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $             2,271,058  $           563,893,102
   Investment income receivable.......                        --                       --
                                        ------------------------  -----------------------
   Net assets.........................                 2,271,058              563,893,102
                                        ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     2,709                  127,222
   ForeRetirement L-Share.............                    93,926               12,188,158
   ForeRetirement B-Share.............                    88,495               10,203,539
   ForeRetirement II C-Share..........                        --                  191,666
   ForeRetirement II L-Share..........                    15,745               12,235,552
   ForeRetirement II B-Share..........                    12,929               13,046,503
   ForeRetirement Foundation C-Share..                        --                    7,646
   ForeRetirement Foundation L-Share..                        --                       --
   ForeRetirement Foundation B-Share..                        --                  577,864
   ForeRetirement III C-Share.........                        --                   15,765
   ForeRetirement III L-Share.........                        --                1,622,215
   ForeRetirement III B-Share.........                     5,345                2,785,728
   ForeInvestors Choice C-Share.......                        --                       --
   ForeInvestors Choice B-Share.......                        --                       --
                                        ------------------------  -----------------------
   Total units........................                   219,149               53,001,858
                                        ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 10.40  $                 11.33
   ForeRetirement L-Share.............   $                 10.56  $                 11.51
   ForeRetirement B-Share.............   $                 10.67  $                 11.63
   ForeRetirement II C-Share..........   $                  8.95  $                  9.89
   ForeRetirement II L-Share..........   $                  9.03  $                  9.98
   ForeRetirement II B-Share..........   $                  9.10  $                 10.05
   ForeRetirement Foundation C-Share..   $                  8.95  $                  9.89
   ForeRetirement Foundation L-Share..   $                  9.03  $                  9.98
   ForeRetirement Foundation B-Share..   $                  9.04  $                 10.00
   ForeRetirement III C-Share.........   $                  8.65  $                  9.55
   ForeRetirement III L-Share.........   $                  8.68  $                  9.59
   ForeRetirement III B-Share.........   $                  8.71  $                  9.62
   ForeInvestors Choice C-Share.......   $                  9.80  $                    --
   ForeInvestors Choice B-Share.......   $                  9.80  $                    --

Mutual funds, at cost.................   $             2,528,204  $           575,922,585
Mutual fund shares....................                   126,662               48,154,834


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                             AMERICAN FUNDS           BLACKROCK CAPITAL        BLACKROCK EQUITY
                                             NEW WORLD FUND        APPRECIATION V.I. FUND     DIVIDEND V.I. FUND
                                        ------------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $                605,915  $             1,226,169  $             1,814,066
   Investment income receivable.......                        --                       --                       --
                                        ------------------------  -----------------------  -----------------------
   Net assets.........................                   605,915                1,226,169                1,814,066
                                        ========================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     8,347                       --                       --
   ForeRetirement L-Share.............                     9,337                   17,123                   29,563
   ForeRetirement B-Share.............                    12,186                   38,555                   80,493
   ForeRetirement II C-Share..........                     1,456                    2,159                       --
   ForeRetirement II L-Share..........                     7,780                    6,633                    8,490
   ForeRetirement II B-Share..........                    20,446                   12,739                   21,154
   ForeRetirement Foundation C-Share..                        --                       --                       --
   ForeRetirement Foundation L-Share..                        --                       --                       --
   ForeRetirement Foundation B-Share..                        --                       --                    2,853
   ForeRetirement III C-Share.........                        --                       --                       --
   ForeRetirement III L-Share.........                        --                    7,015                       --
   ForeRetirement III B-Share.........                     6,680                    6,071                    8,748
   ForeInvestors Choice C-Share.......                        --                    2,011                       --
   ForeInvestors Choice B-Share.......                       248                      421                       --
                                        ------------------------  -----------------------  -----------------------
   Total units........................                    66,480                   92,727                  151,301
                                        ========================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                   9.27  $                 14.34  $                 12.31
   ForeRetirement L-Share.............  $                   9.42  $                 14.57  $                 12.51
   ForeRetirement B-Share.............  $                   9.52  $                 14.72  $                 12.64
   ForeRetirement II C-Share..........  $                   8.69  $                 11.64  $                 10.36
   ForeRetirement II L-Share..........  $                   8.77  $                 11.75  $                 10.45
   ForeRetirement II B-Share..........  $                   8.83  $                 11.84  $                 10.53
   ForeRetirement Foundation C-Share..  $                   8.69  $                 11.64  $                 10.36
   ForeRetirement Foundation L-Share..  $                   8.77  $                 11.75  $                 10.45
   ForeRetirement Foundation B-Share..  $                   8.78  $                 11.77  $                 10.47
   ForeRetirement III C-Share.........  $                   9.02  $                  9.97  $                  9.71
   ForeRetirement III L-Share.........  $                   9.05  $                 10.00  $                  9.75
   ForeRetirement III B-Share.........  $                   9.08  $                 10.03  $                  9.78
   ForeInvestors Choice C-Share.......  $                   9.91  $                 10.05  $                  9.95
   ForeInvestors Choice B-Share.......  $                   9.91  $                 10.06  $                  9.96

Mutual funds, at cost.................  $                711,208  $             1,321,423  $             1,883,195
Mutual fund shares....................                    32,419                  139,179                  180,864

                                            BLACKROCK GLOBAL       BLACKROCK HIGH YIELD
                                          ALLOCATION V.I. FUND           V.I. FUND
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             4,027,875  $             1,187,240
   Investment income receivable.......                       --                    5,470
                                        -----------------------  -----------------------
   Net assets.........................                4,027,875                1,192,710
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                   12,485                    4,953
   ForeRetirement L-Share.............                   83,968                   24,675
   ForeRetirement B-Share.............                  111,095                   26,316
   ForeRetirement II C-Share..........                    1,208                    2,454
   ForeRetirement II L-Share..........                   96,399                    8,226
   ForeRetirement II B-Share..........                   61,540                   52,638
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
   ForeRetirement III C-Share.........                       --                    2,036
   ForeRetirement III L-Share.........                    3,637                       --
   ForeRetirement III B-Share.........                   15,455                       91
   ForeInvestors Choice C-Share.......                       --                       --
   ForeInvestors Choice B-Share.......                       --                       --
                                        -----------------------  -----------------------
   Total units........................                  385,787                  121,389
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 10.77  $                 10.13
   ForeRetirement L-Share.............  $                 10.95  $                 10.29
   ForeRetirement B-Share.............  $                 11.06  $                 10.39
   ForeRetirement II C-Share..........  $                  9.73  $                  9.27
   ForeRetirement II L-Share..........  $                  9.81  $                  9.35
   ForeRetirement II B-Share..........  $                  9.89  $                  9.42
   ForeRetirement Foundation C-Share..  $                  9.73  $                  9.27
   ForeRetirement Foundation L-Share..  $                  9.81  $                  9.35
   ForeRetirement Foundation B-Share..  $                  9.83  $                  9.37
   ForeRetirement III C-Share.........  $                  9.32  $                  9.18
   ForeRetirement III L-Share.........  $                  9.35  $                  9.22
   ForeRetirement III B-Share.........  $                  9.38  $                  9.25
   ForeInvestors Choice C-Share.......  $                  9.94  $                  9.73
   ForeInvestors Choice B-Share.......  $                  9.94  $                  9.73

Mutual funds, at cost.................  $             4,558,754  $             1,332,006
Mutual fund shares....................                  308,886                  175,627


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                             BLACKROCK U.S.                                    FRANKLIN MUTUAL
                                             GOVERNMENT BOND       FRANKLIN INCOME VIP        GLOBAL DISCOVERY
                                                V.I. FUND                 FUND                  VIP FUND (a)
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $               376,865  $             2,196,823  $                24,501
   Investment income receivable.......                      773                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                  377,638                2,196,823                   24,501
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    4,579                    4,388                       --
   ForeRetirement L-Share.............                   12,486                    6,626                       --
   ForeRetirement B-Share.............                    3,879                   27,123                       --
   ForeRetirement II C-Share..........                    2,370                    2,181                       --
   ForeRetirement II L-Share..........                   14,491                   24,739                       --
   ForeRetirement II B-Share..........                       --                  164,786                       --
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                       --
   ForeRetirement III C-Share.........                       --                       --                       --
   ForeRetirement III L-Share.........                       --                    2,472                       --
   ForeRetirement III B-Share.........                       --                    4,931                       --
   ForeInvestors Choice C-Share.......                       --                       --                    2,047
   ForeInvestors Choice B-Share.......                       --                      253                      430
                                        -----------------------  -----------------------  -----------------------
   Total units........................                   37,805                  237,499                    2,477
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                  9.79  $                 10.28  $                    --
   ForeRetirement L-Share.............  $                  9.95  $                 10.44  $                    --
   ForeRetirement B-Share.............  $                 10.05  $                 10.55  $                    --
   ForeRetirement II C-Share..........  $                  9.98  $                  8.87  $                    --
   ForeRetirement II L-Share..........  $                 10.07  $                  8.96  $                    --
   ForeRetirement II B-Share..........  $                 10.15  $                  9.02  $                    --
   ForeRetirement Foundation C-Share..  $                  9.98  $                  8.87  $                    --
   ForeRetirement Foundation L-Share..  $                 10.07  $                  8.96  $                    --
   ForeRetirement Foundation B-Share..  $                 10.09  $                  8.97  $                    --
   ForeRetirement III C-Share.........  $                  9.83  $                  8.92  $                    --
   ForeRetirement III L-Share.........  $                  9.87  $                  8.95  $                    --
   ForeRetirement III B-Share.........  $                  9.90  $                  8.98  $                    --
   ForeInvestors Choice C-Share.......  $                    --  $                  9.73  $                  9.89
   ForeInvestors Choice B-Share.......  $                    --  $                  9.73  $                  9.89

Mutual funds, at cost.................  $               380,415  $             2,400,704  $                24,423
Mutual fund shares....................                   36,875                  151,610                    1,246


                                             FRANKLIN MUTUAL         FRANKLIN RISING
                                             SHARES VIP FUND       DIVIDENDS VIP FUND
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             2,745,992  $             1,570,861
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                2,745,992                1,570,861
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                    4,328
   ForeRetirement L-Share.............                  109,339                   31,836
   ForeRetirement B-Share.............                   82,340                   40,452
   ForeRetirement II C-Share..........                    3,753                    3,229
   ForeRetirement II L-Share..........                   17,466                   33,588
   ForeRetirement II B-Share..........                   20,586                   17,486
   ForeRetirement Foundation C-Share..                       --                    3,637
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
   ForeRetirement III C-Share.........                       --                       --
   ForeRetirement III L-Share.........                      408                       --
   ForeRetirement III B-Share.........                    2,632                    2,183
   ForeInvestors Choice C-Share.......                       --                       --
   ForeInvestors Choice B-Share.......                       --                       --
                                        -----------------------  -----------------------
   Total units........................                  236,524                  136,739
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 11.83  $                 12.27
   ForeRetirement L-Share.............  $                 12.02  $                 12.47
   ForeRetirement B-Share.............  $                 12.15  $                 12.60
   ForeRetirement II C-Share..........  $                  9.54  $                 10.09
   ForeRetirement II L-Share..........  $                  9.63  $                 10.18
   ForeRetirement II B-Share..........  $                  9.70  $                 10.25
   ForeRetirement Foundation C-Share..  $                  9.54  $                 10.09
   ForeRetirement Foundation L-Share..  $                  9.63  $                 10.18
   ForeRetirement Foundation B-Share..  $                  9.65  $                 10.19
   ForeRetirement III C-Share.........  $                  8.95  $                  9.42
   ForeRetirement III L-Share.........  $                  8.98  $                  9.45
   ForeRetirement III B-Share.........  $                  9.01  $                  9.48
   ForeInvestors Choice C-Share.......  $                    --  $                  9.85
   ForeInvestors Choice B-Share.......  $                    --  $                  9.86

Mutual funds, at cost.................  $             2,995,242  $             1,705,620
Mutual fund shares....................                  142,132                   63,316

(a)   New Sub-Account. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                               FVIT AMERICAN FUNDS
                                           FRANKLIN SMALL CAP        FRANKLIN STRATEGIC           MANAGED RISK
                                             VALUE VIP FUND            INCOME VIP FUND              PORTFOLIO
                                        ------------------------  ------------------------  ------------------------

ASSETS:
   Mutual funds, at market value......   $             1,260,068   $             1,231,438  $            191,110,274
   Investment income receivable.......                        --                        --                        --
                                        ------------------------  ------------------------  ------------------------
   Net assets.........................                 1,260,068                 1,231,438               191,110,274
                                        ========================  ========================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     4,517                     6,341                    98,600
   ForeRetirement L-Share.............                    25,359                    20,760                 1,950,208
   ForeRetirement B-Share.............                    31,490                    19,970                 2,189,390
   ForeRetirement II C-Share..........                     1,212                     3,201                    65,836
   ForeRetirement II L-Share..........                    22,931                    26,761                 4,761,230
   ForeRetirement II B-Share..........                    25,993                    45,460                 6,636,865
   ForeRetirement Foundation C-Share..                     1,922                        --                        --
   ForeRetirement Foundation L-Share..                        --                        --                        --
   ForeRetirement Foundation B-Share..                        --                        --                   262,100
   ForeRetirement III C-Share.........                        --                        --                    21,893
   ForeRetirement III L-Share.........                     1,892                     1,268                   880,132
   ForeRetirement III B-Share.........                     5,041                     5,578                 2,073,462
   ForeInvestors Choice C-Share.......                        --                        --                        --
   ForeInvestors Choice B-Share.......                        --                        --                        --
                                        ------------------------  ------------------------  ------------------------
   Total units........................                   120,357                   129,339                18,939,716
                                        ========================  ========================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 11.43   $                  9.57  $                  10.26
   ForeRetirement L-Share.............   $                 11.62   $                  9.72  $                  10.38
   ForeRetirement B-Share.............   $                 11.74   $                  9.82  $                  10.46
   ForeRetirement II C-Share..........   $                  9.13   $                  9.27  $                   9.99
   ForeRetirement II L-Share..........   $                  9.22   $                  9.35  $                  10.08
   ForeRetirement II B-Share..........   $                  9.28   $                  9.42  $                  10.16
   ForeRetirement Foundation C-Share..   $                  9.13   $                  9.27  $                   9.99
   ForeRetirement Foundation L-Share..   $                  9.22   $                  9.35  $                  10.08
   ForeRetirement Foundation B-Share..   $                  9.23   $                  9.37  $                  10.10
   ForeRetirement III C-Share.........   $                  9.02   $                  9.32  $                   9.43
   ForeRetirement III L-Share.........   $                  9.05   $                  9.36  $                   9.47
   ForeRetirement III B-Share.........   $                  9.08   $                  9.39  $                   9.49
   ForeInvestors Choice C-Share.......   $                    --   $                  9.83  $                   9.90
   ForeInvestors Choice B-Share.......   $                    --   $                  9.83  $                   9.90

Mutual funds, at cost.................   $             1,510,344   $             1,406,081  $            194,649,184
Mutual fund shares....................                    70,160                   117,954                18,080,442

                                                                      FVIT BLACKROCK
                                              FVIT BALANCED          GLOBAL ALLOCATION
                                              MANAGED RISK             MANAGED RISK
                                                PORTFOLIO                PORTFOLIO
                                        ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $            83,277,911  $           272,591,065
   Investment income receivable.......                        --                       --
                                        ------------------------  -----------------------
   Net assets.........................                83,277,911              272,591,065
                                        ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     3,499                   17,430
   ForeRetirement L-Share.............                   582,828                3,352,996
   ForeRetirement B-Share.............                   506,607                3,020,789
   ForeRetirement II C-Share..........                    27,513                  121,058
   ForeRetirement II L-Share..........                 2,493,638                7,558,733
   ForeRetirement II B-Share..........                 3,493,040                9,616,892
   ForeRetirement Foundation C-Share..                        --                    9,012
   ForeRetirement Foundation L-Share..                        --                       --
   ForeRetirement Foundation B-Share..                    92,321                  278,269
   ForeRetirement III C-Share.........                    52,621                   37,477
   ForeRetirement III L-Share.........                   277,953                1,632,914
   ForeRetirement III B-Share.........                   677,313                3,004,722
   ForeInvestors Choice C-Share.......                        --                       --
   ForeInvestors Choice B-Share.......                        --                       --
                                        ------------------------  -----------------------
   Total units........................                 8,207,333               28,650,292
                                        ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 10.29  $                  9.51
   ForeRetirement L-Share.............   $                 10.41  $                  9.62
   ForeRetirement B-Share.............   $                 10.48  $                  9.69
   ForeRetirement II C-Share..........   $                 10.04  $                  9.42
   ForeRetirement II L-Share..........   $                 10.13  $                  9.51
   ForeRetirement II B-Share..........   $                 10.21  $                  9.58
   ForeRetirement Foundation C-Share..   $                 10.04  $                  9.42
   ForeRetirement Foundation L-Share..   $                 10.13  $                  9.51
   ForeRetirement Foundation B-Share..   $                 10.15  $                  9.53
   ForeRetirement III C-Share.........   $                  9.59  $                  9.14
   ForeRetirement III L-Share.........   $                  9.62  $                  9.18
   ForeRetirement III B-Share.........   $                  9.65  $                  9.20
   ForeInvestors Choice C-Share.......   $                  9.92  $                  9.89
   ForeInvestors Choice B-Share.......   $                  9.92  $                  9.89

Mutual funds, at cost.................   $            83,812,475  $           298,597,576
Mutual fund shares....................                 7,812,187               29,154,125


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                              FVIT FRANKLIN          FVIT GOLDMAN SACHS
                                           DIVIDEND AND INCOME         DYNAMIC TRENDS              FVIT GROWTH
                                              MANAGED RISK               ALLOCATION               MANAGED RISK
                                                PORTFOLIO               PORTFOLIO (a)               PORTFOLIO
                                        ------------------------  ------------------------  ------------------------

ASSETS:
   Mutual funds, at market value......   $           162,089,391   $            16,243,381  $            461,415,246
   Investment income receivable.......                        --                        --                        --
                                        ------------------------  ------------------------  ------------------------
   Net assets.........................               162,089,391                16,243,381               461,415,246
                                        ========================  ========================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     9,470                        --                     4,194
   ForeRetirement L-Share.............                   731,745                    24,527                 2,471,040
   ForeRetirement B-Share.............                   270,943                    11,846                   604,448
   ForeRetirement II C-Share..........                   159,765                       197                   331,987
   ForeRetirement II L-Share..........                 5,983,316                    41,787                19,559,257
   ForeRetirement II B-Share..........                 6,575,954                   154,271                15,726,198
   ForeRetirement Foundation C-Share..                        --                        --                    14,825
   ForeRetirement Foundation L-Share..                        --                        --                        --
   ForeRetirement Foundation B-Share..                   349,625                    29,583                   682,818
   ForeRetirement III C-Share.........                    21,009                     8,628                    22,081
   ForeRetirement III L-Share.........                   924,864                   470,845                 3,195,108
   ForeRetirement III B-Share.........                 1,858,808                   969,167                 4,901,359
   ForeInvestors Choice C-Share.......                        --                        --                        --
   ForeInvestors Choice B-Share.......                        --                        --                        --
                                        ------------------------  ------------------------  ------------------------
   Total units........................                16,885,499                 1,710,851                47,513,315
                                        ========================  ========================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............   $                  9.56   $                  9.38  $                   9.68
   ForeRetirement L-Share.............   $                  9.65   $                  9.42  $                   9.77
   ForeRetirement B-Share.............   $                  9.71   $                  9.44  $                   9.83
   ForeRetirement II C-Share..........   $                  9.56   $                  9.38  $                   9.68
   ForeRetirement II L-Share..........   $                  9.65   $                  9.41  $                   9.77
   ForeRetirement II B-Share..........   $                  9.72   $                  9.44  $                   9.85
   ForeRetirement Foundation C-Share..   $                  9.56   $                  9.38  $                   9.68
   ForeRetirement Foundation L-Share..   $                  9.65   $                  9.41  $                   9.77
   ForeRetirement Foundation B-Share..   $                  9.66   $                  9.42  $                   9.79
   ForeRetirement III C-Share.........   $                  9.14   $                  9.45  $                   9.22
   ForeRetirement III L-Share.........   $                  9.18   $                  9.49  $                   9.25
   ForeRetirement III B-Share.........   $                  9.21   $                  9.52  $                   9.28
   ForeInvestors Choice C-Share.......   $                  9.80   $                  9.93  $                   9.86
   ForeInvestors Choice B-Share.......   $                  9.81   $                  9.93  $                   9.86

Mutual funds, at cost.................   $           171,117,100   $            16,677,311  $            482,988,417
Mutual fund shares....................                16,573,557                 1,713,437                46,560,570


                                              FVIT MODERATE             FVIT PIMCO
                                           GROWTH MANAGED RISK      TACTICAL ALLOCATION
                                                PORTFOLIO              PORTFOLIO (a)
                                        ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $           127,665,426  $             9,100,490
   Investment income receivable.......                        --                       --
                                        ------------------------  -----------------------
   Net assets.........................               127,665,426                9,100,490
                                        ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       773                       --
   ForeRetirement L-Share.............                   192,677                    5,706
   ForeRetirement B-Share.............                   203,375                    8,750
   ForeRetirement II C-Share..........                    90,584                      453
   ForeRetirement II L-Share..........                 4,122,669                   70,987
   ForeRetirement II B-Share..........                 5,655,543                   60,708
   ForeRetirement Foundation C-Share..                     4,937                       --
   ForeRetirement Foundation L-Share..                        --                       --
   ForeRetirement Foundation B-Share..                   120,731                   37,171
   ForeRetirement III C-Share.........                    54,543                    9,123
   ForeRetirement III L-Share.........                   605,964                  190,110
   ForeRetirement III B-Share.........                 1,737,656                  580,702
   ForeInvestors Choice C-Share.......                        --                       --
   ForeInvestors Choice B-Share.......                        --                       --
                                        ------------------------  -----------------------
   Total units........................                12,789,452                  963,710
                                        ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                  9.97  $                  9.43
   ForeRetirement L-Share.............   $                 10.06  $                  9.46
   ForeRetirement B-Share.............   $                 10.12  $                  9.48
   ForeRetirement II C-Share..........   $                  9.96  $                  9.42
   ForeRetirement II L-Share..........   $                 10.06  $                  9.45
   ForeRetirement II B-Share..........   $                 10.13  $                  9.48
   ForeRetirement Foundation C-Share..   $                  9.96  $                  9.42
   ForeRetirement Foundation L-Share..   $                 10.06  $                  9.45
   ForeRetirement Foundation B-Share..   $                 10.07  $                  9.46
   ForeRetirement III C-Share.........   $                  9.43  $                  9.38
   ForeRetirement III L-Share.........   $                  9.46  $                  9.42
   ForeRetirement III B-Share.........   $                  9.49  $                  9.45
   ForeInvestors Choice C-Share.......   $                  9.88  $                  9.88
   ForeInvestors Choice B-Share.......   $                  9.88  $                  9.88

Mutual funds, at cost.................   $           130,422,215  $             9,333,764
Mutual fund shares....................                12,516,218                  963,015

(a)   New Sub-Account. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                           FVIT SELECT ADVISOR       FVIT WELLINGTON       GOLDMAN SACHS GLOBAL
                                              MANAGED RISK          RESEARCH MANAGED         TRENDS ALLOCATION
                                                PORTFOLIO          RISK PORTFOLIO (b)            FUND (b)
                                        -----------------------  ----------------------  ------------------------

ASSETS:
   Mutual funds, at market value......  $           105,731,508  $          335,259,746  $                 3,326
   Investment income receivable.......                       --                      --                       --
                                        -----------------------  ----------------------  ------------------------
   Net assets.........................              105,731,508             335,259,746                    3,326
                                        =======================  ======================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                   52,142                 159,121                       --
   ForeRetirement L-Share.............                1,425,588               3,732,848                       --
   ForeRetirement B-Share.............                1,310,747               2,550,630                       --
   ForeRetirement II C-Share..........                   64,200                 104,158                       --
   ForeRetirement II L-Share..........                2,755,958               7,519,136                       --
   ForeRetirement II B-Share..........                3,342,748               9,075,217                      343
   ForeRetirement Foundation C-Share..                       --                  18,125                       --
   ForeRetirement Foundation L-Share..                       --                      --                       --
   ForeRetirement Foundation B-Share..                   43,720                 281,859                       --
   ForeRetirement III C-Share.........                    1,285                  73,322                       --
   ForeRetirement III L-Share.........                  456,969               3,209,453                       --
   ForeRetirement III B-Share.........                1,009,143               5,261,007                       --
   ForeInvestors Choice C-Share.......                       --                      --                       --
   ForeInvestors Choice B-Share.......                       --                      --                       --
                                        -----------------------  ----------------------  ------------------------
   Total units........................               10,462,500              31,984,876                      343
                                        =======================  ======================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 10.22  $                10.86  $                  9.54
   ForeRetirement L-Share.............  $                 10.34  $                10.98  $                  9.63
   ForeRetirement B-Share.............  $                 10.41  $                11.06  $                  9.68
   ForeRetirement II C-Share..........  $                 10.01  $                10.53  $                  9.53
   ForeRetirement II L-Share..........  $                 10.10  $                10.63  $                  9.62
   ForeRetirement II B-Share..........  $                 10.17  $                10.71  $                  9.69
   ForeRetirement Foundation C-Share..  $                 10.01  $                10.53  $                  9.53
   ForeRetirement Foundation L-Share..  $                 10.10  $                10.63  $                  9.62
   ForeRetirement Foundation B-Share..  $                 10.12  $                10.64  $                  9.64
   ForeRetirement III C-Share.........  $                  9.41  $                 9.66  $                    --
   ForeRetirement III L-Share.........  $                  9.45  $                 9.69  $                    --
   ForeRetirement III B-Share.........  $                  9.48  $                 9.72  $                    --
   ForeInvestors Choice C-Share.......  $                  9.87  $                 9.90  $                  9.96
   ForeInvestors Choice B-Share.......  $                  9.88  $                 9.90  $                  9.96

Mutual funds, at cost.................  $           107,724,727  $          335,163,628  $                 3,596
Mutual fund shares....................                9,955,886              29,616,585                      306

                                             GOLDMAN SACHS             GOLDMAN SACHS
                                         GROWTH OPPORTUNITIES         MULTI-STRATEGY
                                               FUND (a)           ALTERNATIVES PORTFOLIO
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $                 1,478  $               215,111
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                    1,478                  215,111
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                       --
   ForeRetirement L-Share.............                       --                       --
   ForeRetirement B-Share.............                       --                    1,300
   ForeRetirement II C-Share..........                       --                       --
   ForeRetirement II L-Share..........                       --                   10,188
   ForeRetirement II B-Share..........                       --                   11,743
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
   ForeRetirement III C-Share.........                       --                       --
   ForeRetirement III L-Share.........                       --                       --
   ForeRetirement III B-Share.........                       --                       --
   ForeInvestors Choice C-Share.......                       --                       --
   ForeInvestors Choice B-Share.......                      148                       --
                                        -----------------------  -----------------------
   Total units........................                      148                   23,231
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                    --  $                  9.15
   ForeRetirement L-Share.............  $                    --  $                  9.24
   ForeRetirement B-Share.............  $                    --  $                  9.29
   ForeRetirement II C-Share..........  $                    --  $                  9.14
   ForeRetirement II L-Share..........  $                    --  $                  9.22
   ForeRetirement II B-Share..........  $                    --  $                  9.29
   ForeRetirement Foundation C-Share..  $                    --  $                  9.14
   ForeRetirement Foundation L-Share..  $                    --  $                  9.22
   ForeRetirement Foundation B-Share..  $                    --  $                  9.24
   ForeRetirement III C-Share.........  $                    --  $                    --
   ForeRetirement III L-Share.........  $                    --  $                    --
   ForeRetirement III B-Share.........  $                    --  $                    --
   ForeInvestors Choice C-Share.......  $                 10.00  $                    --
   ForeInvestors Choice B-Share.......  $                 10.00  $                    --

Mutual funds, at cost.................  $                 1,561  $               236,809
Mutual fund shares....................                      221                   23,587

(a)   New Sub-Account. See Note 1.

(b)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                              GOLDMAN SACHS           GOLDMAN SACHS           HARTFORD CAPITAL
                                            SMALL CAP EQUITY        STRATEGIC INCOME          APPRECIATION HLS
                                            INSIGHTS FUND (a)             FUND                      FUND
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $                   969  $               469,952  $             3,331,549
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                      969                  469,952                3,331,549
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                       --                    5,131
   ForeRetirement L-Share.............                       --                       --                   19,099
   ForeRetirement B-Share.............                       --                       --                   64,827
   ForeRetirement II C-Share..........                       --                       --                    3,522
   ForeRetirement II L-Share..........                       --                    2,621                   67,253
   ForeRetirement II B-Share..........                       --                   44,904                   54,039
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                    2,854
   ForeRetirement III C-Share.........                       --                       --                       --
   ForeRetirement III L-Share.........                       --                      202                   75,253
   ForeRetirement III B-Share.........                       --                    1,288                    5,253
   ForeInvestors Choice C-Share.......                       --                       --                       --
   ForeInvestors Choice B-Share.......                       99                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                       99                   49,015                  297,231
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                    --  $                  9.44  $                 13.55
   ForeRetirement L-Share.............  $                    --  $                  9.53  $                 13.77
   ForeRetirement B-Share.............  $                    --  $                  9.58  $                 13.91
   ForeRetirement II C-Share..........  $                    --  $                  9.43  $                 10.36
   ForeRetirement II L-Share..........  $                    --  $                  9.51  $                 10.46
   ForeRetirement II B-Share..........  $                    --  $                  9.58  $                 10.54
   ForeRetirement Foundation C-Share..  $                    --  $                  9.43  $                 10.36
   ForeRetirement Foundation L-Share..  $                    --  $                  9.51  $                 10.46
   ForeRetirement Foundation B-Share..  $                    --  $                  9.53  $                 10.48
   ForeRetirement III C-Share.........  $                    --  $                  9.76  $                  9.38
   ForeRetirement III L-Share.........  $                    --  $                  9.80  $                  9.42
   ForeRetirement III B-Share.........  $                    --  $                  9.83  $                  9.45
   ForeInvestors Choice C-Share.......  $                  9.79  $                  9.90  $                    --
   ForeInvestors Choice B-Share.......  $                  9.80  $                  9.90  $                    --

Mutual funds, at cost.................  $                 1,063  $               501,010  $             3,966,219
Mutual fund shares....................                       84                   50,861                   75,838

                                                                      HARTFORD GROWTH
                                         HARTFORD DIVIDEND AND       OPPORTUNITIES HLS
                                            GROWTH HLS FUND                FUND
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             2,777,543   $              238,277
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                2,777,543                  238,277
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    7,455                    3,895
   ForeRetirement L-Share.............                   42,263                   12,118
   ForeRetirement B-Share.............                   79,407                    3,082
   ForeRetirement II C-Share..........                    2,538                       --
   ForeRetirement II L-Share..........                   23,008                       --
   ForeRetirement II B-Share..........                   33,375                       --
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
   ForeRetirement III C-Share.........                       --                       --
   ForeRetirement III L-Share.........                   36,578                       --
   ForeRetirement III B-Share.........                    5,831                       --
   ForeInvestors Choice C-Share.......                       --                       --
   ForeInvestors Choice B-Share.......                       --                       --
                                        -----------------------  -----------------------
   Total units........................                  230,455                   19,095
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 13.27   $                12.38
   ForeRetirement L-Share.............  $                 13.49   $                12.49
   ForeRetirement B-Share.............  $                 13.63   $                12.56
   ForeRetirement II C-Share..........  $                 10.43   $                   --
   ForeRetirement II L-Share..........  $                 10.53   $                   --
   ForeRetirement II B-Share..........  $                 10.61   $                   --
   ForeRetirement Foundation C-Share..  $                 10.43   $                   --
   ForeRetirement Foundation L-Share..  $                 10.53   $                   --
   ForeRetirement Foundation B-Share..  $                 10.55   $                   --
   ForeRetirement III C-Share.........  $                  9.48   $                   --
   ForeRetirement III L-Share.........  $                  9.51   $                   --
   ForeRetirement III B-Share.........  $                  9.54   $                   --
   ForeInvestors Choice C-Share.......  $                    --   $                   --
   ForeInvestors Choice B-Share.......  $                    --   $                   --

Mutual funds, at cost.................  $             3,185,130   $              270,594
Mutual fund shares....................                  126,137                    7,058

(a)   New Sub-Account. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                  HARTFORD INTERNATIONAL     HARTFORD PORTFOLIO
                                          HARTFORD HIGH YIELD        OPPORTUNITIES HLS         DIVERSIFIER HLS
                                               HLS FUND                    FUND                     FUND
                                        -----------------------  ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $               353,474  $               888,149   $            26,934,193
   Investment income receivable.......                       --                       --                        --
                                        -----------------------  ------------------------  -----------------------
   Net assets.........................                  353,474                  888,149                26,934,193
                                        =======================  ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                      573                    2,130                    24,995
   ForeRetirement L-Share.............                    2,114                   14,562                 1,490,691
   ForeRetirement B-Share.............                    6,158                   40,658                 1,675,920
   ForeRetirement II C-Share..........                      771                       --                        --
   ForeRetirement II L-Share..........                   11,227                   13,666                        --
   ForeRetirement II B-Share..........                    9,322                    4,953                        --
   ForeRetirement Foundation C-Share..                       --                       --                        --
   ForeRetirement Foundation L-Share..                       --                       --                        --
   ForeRetirement Foundation B-Share..                       --                    2,712                        --
   ForeRetirement III C-Share.........                    2,046                       --                        --
   ForeRetirement III L-Share.........                    1,026                      847                        --
   ForeRetirement III B-Share.........                    4,193                    3,008                        --
   ForeInvestors Choice C-Share.......                       --                       --                        --
   ForeInvestors Choice B-Share.......                       --                       --                        --
                                        -----------------------  ------------------------  -----------------------
   Total units........................                   37,430                   82,536                 3,191,606
                                        =======================  ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                  9.82  $                 11.07   $                  8.26
   ForeRetirement L-Share.............  $                  9.98  $                 11.24   $                  8.40
   ForeRetirement B-Share.............  $                 10.08  $                 11.36   $                  8.48
   ForeRetirement II C-Share..........  $                  9.18  $                  9.43   $                    --
   ForeRetirement II L-Share..........  $                  9.26  $                  9.52   $                    --
   ForeRetirement II B-Share..........  $                  9.33  $                  9.59   $                    --
   ForeRetirement Foundation C-Share..  $                  9.18  $                  9.43   $                    --
   ForeRetirement Foundation L-Share..  $                  9.26  $                  9.52   $                    --
   ForeRetirement Foundation B-Share..  $                  9.28  $                  9.53   $                    --
   ForeRetirement III C-Share.........  $                  9.13  $                  9.16   $                    --
   ForeRetirement III L-Share.........  $                  9.17  $                  9.20   $                    --
   ForeRetirement III B-Share.........  $                  9.19  $                  9.22   $                    --
   ForeInvestors Choice C-Share.......  $                    --  $                    --   $                    --
   ForeInvestors Choice B-Share.......  $                    --  $                    --   $                    --

Mutual funds, at cost.................  $               398,974  $               887,198   $            28,254,409
Mutual fund shares....................                   47,574                   61,849                 3,502,496


                                         HARTFORD TOTAL RETURN      HARTFORD VALUE HLS
                                             BOND HLS FUND                 FUND
                                        -----------------------  ------------------------

ASSETS:
   Mutual funds, at market value......  $             1,850,051   $               502,072
   Investment income receivable.......                       --                        --
                                        -----------------------  ------------------------
   Net assets.........................                1,850,051                   502,072
                                        =======================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    1,473                       353
   ForeRetirement L-Share.............                   75,695                    16,829
   ForeRetirement B-Share.............                   57,394                     3,690
   ForeRetirement II C-Share..........                    3,435                        --
   ForeRetirement II L-Share..........                   11,082                     2,891
   ForeRetirement II B-Share..........                   30,038                    16,161
   ForeRetirement Foundation C-Share..                       --                        --
   ForeRetirement Foundation L-Share..                       --                        --
   ForeRetirement Foundation B-Share..                       --                        --
   ForeRetirement III C-Share.........                       --                        --
   ForeRetirement III L-Share.........                       --                        --
   ForeRetirement III B-Share.........                    5,336                     3,448
   ForeInvestors Choice C-Share.......                       --                        --
   ForeInvestors Choice B-Share.......                       --                        --
                                        -----------------------  ------------------------
   Total units........................                  184,453                    43,372
                                        =======================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............  $                  9.85   $                 12.78
   ForeRetirement L-Share.............  $                 10.01   $                 12.98
   ForeRetirement B-Share.............  $                 10.11   $                 13.11
   ForeRetirement II C-Share..........  $                  9.87   $                 10.26
   ForeRetirement II L-Share..........  $                  9.96   $                 10.35
   ForeRetirement II B-Share..........  $                 10.03   $                 10.43
   ForeRetirement Foundation C-Share..  $                  9.87   $                 10.26
   ForeRetirement Foundation L-Share..  $                  9.96   $                 10.35
   ForeRetirement Foundation B-Share..  $                  9.97   $                 10.37
   ForeRetirement III C-Share.........  $                  9.74   $                  9.26
   ForeRetirement III L-Share.........  $                  9.78   $                  9.30
   ForeRetirement III B-Share.........  $                  9.81   $                  9.33
   ForeInvestors Choice C-Share.......  $                    --   $                    --
   ForeInvestors Choice B-Share.......  $                    --   $                    --

Mutual funds, at cost.................  $             1,939,254   $               515,491
Mutual fund shares....................                  170,198                    32,246


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                       HUNTINGTON VA           HUNTINGTON VA
                                            HIMCO VIT INDEX          DIVIDEND CAPTURE      INTERNATIONAL EQUITY
                                                 FUND                      FUND                  FUND (c)
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             2,313,655   $              635,225  $                    --
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                2,313,655                  635,225                       --
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                       --                       --
   ForeRetirement L-Share.............                   81,855                       --                       --
   ForeRetirement B-Share.............                   76,566                   52,825                       --
   ForeRetirement II C-Share..........                       --                       --                       --
   ForeRetirement II L-Share..........                    6,881                       --                       --
   ForeRetirement II B-Share..........                    1,696                       --                       --
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                       --
   ForeRetirement III C-Share.........                       --                       --                       --
   ForeRetirement III L-Share.........                      843                       --                       --
   ForeRetirement III B-Share.........                    1,194                       --                       --
   ForeInvestors Choice C-Share.......                       --                       --                       --
   ForeInvestors Choice B-Share.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                  169,035                   52,825                       --
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 13.60   $                   --  $                    --
   ForeRetirement L-Share.............  $                 13.82   $                   --  $                    --
   ForeRetirement B-Share.............  $                 13.96   $                12.02  $                    --
   ForeRetirement II C-Share..........  $                 10.80   $                   --  $                    --
   ForeRetirement II L-Share..........  $                 10.90   $                   --  $                    --
   ForeRetirement II B-Share..........  $                 10.98   $                   --  $                    --
   ForeRetirement Foundation C-Share..  $                 10.80   $                   --  $                    --
   ForeRetirement Foundation L-Share..  $                 10.90   $                   --  $                    --
   ForeRetirement Foundation B-Share..  $                 10.92   $                   --  $                    --
   ForeRetirement III C-Share.........  $                  9.66   $                   --  $                    --
   ForeRetirement III L-Share.........  $                  9.70   $                   --  $                    --
   ForeRetirement III B-Share.........  $                  9.72   $                   --  $                    --
   ForeInvestors Choice C-Share.......  $                    --   $                   --  $                    --
   ForeInvestors Choice B-Share.......  $                    --   $                   --  $                    --

Mutual funds, at cost.................  $             2,154,170   $              657,277  $                    --
Mutual fund shares....................                   57,029                   52,239                       --


                                           HUNTINGTON VA SITUS    INVESCO V.I. BALANCED
                                                  FUND            RISK ALLOCATION FUND
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $               15,941  $             1,688,931
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                   15,941                1,688,931
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                    9,369
   ForeRetirement L-Share.............                       --                   28,473
   ForeRetirement B-Share.............                    1,444                   26,215
   ForeRetirement II C-Share..........                       --                    2,043
   ForeRetirement II L-Share..........                       --                   18,873
   ForeRetirement II B-Share..........                       --                   83,710
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
   ForeRetirement III C-Share.........                       --                    3,940
   ForeRetirement III L-Share.........                       --                      965
   ForeRetirement III B-Share.........                       --                       --
   ForeInvestors Choice C-Share.......                       --                       --
   ForeInvestors Choice B-Share.......                       --                       --
                                        -----------------------  -----------------------
   Total units........................                    1,444                  173,588
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                   --  $                  9.64
   ForeRetirement L-Share.............   $                   --  $                  9.80
   ForeRetirement B-Share.............   $                11.04  $                  9.90
   ForeRetirement II C-Share..........   $                   --  $                  9.56
   ForeRetirement II L-Share..........   $                   --  $                  9.65
   ForeRetirement II B-Share..........   $                   --  $                  9.72
   ForeRetirement Foundation C-Share..   $                   --  $                  9.56
   ForeRetirement Foundation L-Share..   $                   --  $                  9.65
   ForeRetirement Foundation B-Share..   $                   --  $                  9.66
   ForeRetirement III C-Share.........   $                   --  $                  9.14
   ForeRetirement III L-Share.........   $                   --  $                  9.17
   ForeRetirement III B-Share.........   $                   --  $                  9.20
   ForeInvestors Choice C-Share.......   $                   --  $                  9.97
   ForeInvestors Choice B-Share.......   $                   --  $                  9.97

Mutual funds, at cost.................   $               19,683  $             2,007,697
Mutual fund shares....................                      919                  167,553

(c)   Liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                        INVESCO V.I.
                                            INVESCO V.I. CORE       INTERNATIONAL GROWTH      INVESCO V.I. MID CAP
                                               EQUITY FUND                  FUND                CORE EQUITY FUND
                                        ------------------------  ------------------------  ------------------------

ASSETS:
   Mutual funds, at market value......   $               749,800   $             1,882,273  $                824,806
   Investment income receivable.......                        --                        --                        --
                                        ------------------------  ------------------------  ------------------------
   Net assets.........................                   749,800                 1,882,273                   824,806
                                        ========================  ========================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       571                     5,066                     4,197
   ForeRetirement L-Share.............                    26,816                    69,445                    10,995
   ForeRetirement B-Share.............                    24,419                    83,096                    12,401
   ForeRetirement II C-Share..........                     3,443                        --                     7,205
   ForeRetirement II L-Share..........                     5,657                     3,605                    24,515
   ForeRetirement II B-Share..........                     3,712                    11,047                    13,195
   ForeRetirement Foundation C-Share..                        --                        --                     3,779
   ForeRetirement Foundation L-Share..                        --                        --                        --
   ForeRetirement Foundation B-Share..                        --                        --                        --
   ForeRetirement III C-Share.........                        --                        --                        --
   ForeRetirement III L-Share.........                        --                        --                       404
   ForeRetirement III B-Share.........                        --                     2,990                     3,451
   ForeInvestors Choice C-Share.......                        --                        --                        --
   ForeInvestors Choice B-Share.......                        --                        --                        --
                                        ------------------------  ------------------------  ------------------------
   Total units........................                    64,618                   175,249                    80,142
                                        ========================  ========================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 11.85   $                 10.67  $                  11.57
   ForeRetirement L-Share.............   $                 12.04   $                 10.85  $                  11.76
   ForeRetirement B-Share.............   $                 12.17   $                 10.96  $                  11.88
   ForeRetirement II C-Share..........   $                  9.52   $                  9.26  $                   9.45
   ForeRetirement II L-Share..........   $                  9.60   $                  9.35  $                   9.54
   ForeRetirement II B-Share..........   $                  9.68   $                  9.42  $                   9.61
   ForeRetirement Foundation C-Share..   $                  9.52   $                  9.26  $                   9.45
   ForeRetirement Foundation L-Share..   $                  9.60   $                  9.35  $                   9.54
   ForeRetirement Foundation B-Share..   $                  9.62   $                  9.36  $                   9.55
   ForeRetirement III C-Share.........   $                  9.08   $                  8.92  $                   9.09
   ForeRetirement III L-Share.........   $                  9.11   $                  8.96  $                   9.13
   ForeRetirement III B-Share.........   $                  9.14   $                  8.98  $                   9.15
   ForeInvestors Choice C-Share.......   $                    --   $                    --  $                     --
   ForeInvestors Choice B-Share.......   $                    --   $                    --  $                     --

Mutual funds, at cost.................   $               820,229   $             1,889,186  $                980,723
Mutual fund shares....................                    22,449                    56,970                    69,253


                                           INVESCO V.I. MONEY     INVESCO V.I. SMALL CAP
                                               MARKET FUND              EQUITY FUND
                                        ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $             3,995,923  $             1,121,736
   Investment income receivable.......                        --                       --
                                        ------------------------  -----------------------
   Net assets.........................                 3,995,923                1,121,736
                                        ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                        --                    4,255
   ForeRetirement L-Share.............                     1,272                   21,621
   ForeRetirement B-Share.............                   135,695                   17,025
   ForeRetirement II C-Share..........                    22,099                    6,921
   ForeRetirement II L-Share..........                     1,067                   18,522
   ForeRetirement II B-Share..........                    13,902                   28,922
   ForeRetirement Foundation C-Share..                        --                    1,776
   ForeRetirement Foundation L-Share..                        --                       --
   ForeRetirement Foundation B-Share..                        --                       --
   ForeRetirement III C-Share.........                        --                       --
   ForeRetirement III L-Share.........                   127,114                      995
   ForeRetirement III B-Share.........                   103,647                    4,393
   ForeInvestors Choice C-Share.......                        --                       --
   ForeInvestors Choice B-Share.......                        --                       --
                                        ------------------------  -----------------------
   Total units........................                   404,796                  104,430
                                        ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                  9.54  $                 11.83
   ForeRetirement L-Share.............   $                  9.69  $                 12.03
   ForeRetirement B-Share.............   $                  9.79  $                 12.15
   ForeRetirement II C-Share..........   $                  9.72  $                  9.79
   ForeRetirement II L-Share..........   $                  9.80  $                  9.88
   ForeRetirement II B-Share..........   $                  9.88  $                  9.95
   ForeRetirement Foundation C-Share..   $                  9.72  $                  9.79
   ForeRetirement Foundation L-Share..   $                  9.80  $                  9.88
   ForeRetirement Foundation B-Share..   $                  9.82  $                  9.89
   ForeRetirement III C-Share.........   $                  9.89  $                  8.98
   ForeRetirement III L-Share.........   $                  9.92  $                  9.01
   ForeRetirement III B-Share.........   $                  9.95  $                  9.04
   ForeInvestors Choice C-Share.......   $                  9.98  $                    --
   ForeInvestors Choice B-Share.......   $                  9.99  $                    --

Mutual funds, at cost.................   $             3,995,923  $             1,437,364
Mutual fund shares....................                 3,995,923                   66,140


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                              LORD ABBETT               LORD ABBETT         LORD ABBETT GROWTH
                                            BOND-DEBENTURE          FUNDAMENTAL EQUITY         OPPORTUNITIES
                                               PORTFOLIO                 PORTFOLIO               PORTFOLIO
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             1,500,790  $             1,932,516  $               763,650
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                1,500,790                1,932,516                  763,650
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    2,366                    1,061                    2,360
   ForeRetirement L-Share.............                   23,401                   63,095                    7,316
   ForeRetirement B-Share.............                   33,191                   75,299                   19,891
   ForeRetirement II C-Share..........                    5,399                       --                       --
   ForeRetirement II L-Share..........                   36,997                    5,484                    6,754
   ForeRetirement II B-Share..........                   25,546                    5,238                   22,183
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                   14,704                    2,892                       --
   ForeRetirement III C-Share.........                       --                       --                       --
   ForeRetirement III L-Share.........                       --                       --                    1,805
   ForeRetirement III B-Share.........                    6,541                      525                    2,851
   ForeInvestors Choice C-Share.......                       --                       --                       --
   ForeInvestors Choice B-Share.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                  148,145                  153,594                   63,160
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 10.47  $                 12.55  $                 13.38
   ForeRetirement L-Share.............  $                 10.64  $                 12.75  $                 13.59
   ForeRetirement B-Share.............  $                 10.75  $                 12.88  $                 13.73
   ForeRetirement II C-Share..........  $                  9.68  $                 10.13  $                 10.74
   ForeRetirement II L-Share..........  $                  9.76  $                 10.23  $                 10.83
   ForeRetirement II B-Share..........  $                  9.84  $                 10.30  $                 10.91
   ForeRetirement Foundation C-Share..  $                  9.68  $                 10.13  $                 10.74
   ForeRetirement Foundation L-Share..  $                  9.76  $                 10.23  $                 10.83
   ForeRetirement Foundation B-Share..  $                  9.78  $                 10.24  $                 10.85
   ForeRetirement III C-Share.........  $                  9.37  $                  9.36  $                  9.45
   ForeRetirement III L-Share.........  $                  9.40  $                  9.40  $                  9.49
   ForeRetirement III B-Share.........  $                  9.43  $                  9.43  $                  9.51
   ForeInvestors Choice C-Share.......  $                  9.82  $                    --  $                    --
   ForeInvestors Choice B-Share.......  $                  9.83  $                    --  $                    --

Mutual funds, at cost.................  $             1,664,764  $             2,389,948  $               913,420
Mutual fund shares....................                  134,721                  118,705                   64,280

                                         MFS BLENDED RESEARCH      MFS BLENDED RESEARCH
                                              CORE EQUITY            SMALL CAP EQUITY
                                             PORTFOLIO (a)             PORTFOLIO (a)
                                        -----------------------  ------------------------

ASSETS:
   Mutual funds, at market value......  $                 3,710  $                   973
   Investment income receivable.......                       --                       --
                                        -----------------------  ------------------------
   Net assets.........................                    3,710                      973
                                        =======================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                       --
   ForeRetirement L-Share.............                       --                       --
   ForeRetirement B-Share.............                       --                       --
   ForeRetirement II C-Share..........                       --                       --
   ForeRetirement II L-Share..........                       --                       --
   ForeRetirement II B-Share..........                       --                       --
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
   ForeRetirement III C-Share.........                       --                       --
   ForeRetirement III L-Share.........                       --                       --
   ForeRetirement III B-Share.........                       --                       --
   ForeInvestors Choice C-Share.......                       --                       --
   ForeInvestors Choice B-Share.......                      372                       98
                                        -----------------------  ------------------------
   Total units........................                      372                       98
                                        =======================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............  $                    --  $                    --
   ForeRetirement L-Share.............  $                    --  $                    --
   ForeRetirement B-Share.............  $                    --  $                    --
   ForeRetirement II C-Share..........  $                    --  $                    --
   ForeRetirement II L-Share..........  $                    --  $                    --
   ForeRetirement II B-Share..........  $                    --  $                    --
   ForeRetirement Foundation C-Share..  $                    --  $                    --
   ForeRetirement Foundation L-Share..  $                    --  $                    --
   ForeRetirement Foundation B-Share..  $                    --  $                    --
   ForeRetirement III C-Share.........  $                    --  $                    --
   ForeRetirement III L-Share.........  $                    --  $                    --
   ForeRetirement III B-Share.........  $                    --  $                    --
   ForeInvestors Choice C-Share.......  $                  9.98  $                  9.91
   ForeInvestors Choice B-Share.......  $                  9.99  $                  9.91

Mutual funds, at cost.................  $                 3,752  $                 1,000
Mutual fund shares....................                       77                       81

(a)   New Sub-Account. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                      MFS INTERNATIONAL          MFS INVESTORS
                                            MFS GROWTH SERIES          VALUE PORTFOLIO           TRUST SERIES
                                        ------------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $              2,506,741  $             1,485,666  $               696,236
   Investment income receivable.......                        --                       --                       --
                                        ------------------------  -----------------------  -----------------------
   Net assets.........................                 2,506,741                1,485,666                  696,236
                                        ========================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                        --                    1,787                       --
   ForeRetirement L-Share.............                    40,239                   18,424                   18,796
   ForeRetirement B-Share.............                    86,361                   24,710                   21,952
   ForeRetirement II C-Share..........                     3,625                    1,933                    1,268
   ForeRetirement II L-Share..........                    29,538                   51,457                    5,625
   ForeRetirement II B-Share..........                    12,938                   27,123                    6,491
   ForeRetirement Foundation C-Share..                     1,736                       --                       --
   ForeRetirement Foundation L-Share..                        --                       --                       --
   ForeRetirement Foundation B-Share..                        --                    2,337                       --
   ForeRetirement III C-Share.........                        --                       --                       --
   ForeRetirement III L-Share.........                        --                       --                       --
   ForeRetirement III B-Share.........                     4,144                    5,451                       --
   ForeInvestors Choice C-Share.......                     2,011                       --                       --
   ForeInvestors Choice B-Share.......                       419                       --                       --
                                        ------------------------  -----------------------  -----------------------
   Total units........................                   181,011                  133,222                   54,132
                                        ========================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                  14.57  $                 12.54  $                 13.25
   ForeRetirement L-Share.............  $                  14.80  $                 12.74  $                 13.46
   ForeRetirement B-Share.............  $                  14.95  $                 12.87  $                 13.60
   ForeRetirement II C-Share..........  $                  11.43  $                 10.23  $                 10.68
   ForeRetirement II L-Share..........  $                  11.54  $                 10.33  $                 10.78
   ForeRetirement II B-Share..........  $                  11.63  $                 10.41  $                 10.86
   ForeRetirement Foundation C-Share..  $                  11.43  $                 10.23  $                 10.68
   ForeRetirement Foundation L-Share..  $                  11.54  $                 10.33  $                 10.78
   ForeRetirement Foundation B-Share..  $                  11.56  $                 10.35  $                 10.79
   ForeRetirement III C-Share.........  $                  10.22  $                  9.60  $                  9.61
   ForeRetirement III L-Share.........  $                  10.25  $                  9.64  $                  9.64
   ForeRetirement III B-Share.........  $                  10.28  $                  9.67  $                  9.67
   ForeInvestors Choice C-Share.......  $                  10.11  $                    --  $                    --
   ForeInvestors Choice B-Share.......  $                  10.11  $                    --  $                    --

Mutual funds, at cost.................  $              2,327,453  $             1,494,483  $               731,825
Mutual fund shares....................                    64,127                   67,134                   26,473

                                            MFS NEW DISCOVERY
                                                 SERIES              MFS VALUE SERIES
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $               953,549  $             2,103,143
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                  953,549                2,103,143
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    1,722                    3,848
   ForeRetirement L-Share.............                   19,046                   87,110
   ForeRetirement B-Share.............                   27,527                   39,350
   ForeRetirement II C-Share..........                    1,564                    8,047
   ForeRetirement II L-Share..........                   12,280                    5,175
   ForeRetirement II B-Share..........                   21,384                   14,640
   ForeRetirement Foundation C-Share..                       --                    1,786
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
   ForeRetirement III C-Share.........                       --                       --
   ForeRetirement III L-Share.........                    1,348                       --
   ForeRetirement III B-Share.........                    4,125                    1,716
   ForeInvestors Choice C-Share.......                       --                       --
   ForeInvestors Choice B-Share.......                       --                       --
                                        -----------------------  -----------------------
   Total units........................                   88,996                  161,672
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                 11.36  $                 13.34
   ForeRetirement L-Share.............  $                 11.54  $                 13.56
   ForeRetirement B-Share.............  $                 11.66  $                 13.70
   ForeRetirement II C-Share..........  $                  9.60  $                 10.52
   ForeRetirement II L-Share..........  $                  9.69  $                 10.62
   ForeRetirement II B-Share..........  $                  9.76  $                 10.70
   ForeRetirement Foundation C-Share..  $                  9.60  $                 10.52
   ForeRetirement Foundation L-Share..  $                  9.69  $                 10.62
   ForeRetirement Foundation B-Share..  $                  9.70  $                 10.64
   ForeRetirement III C-Share.........  $                  9.20  $                  9.57
   ForeRetirement III L-Share.........  $                  9.23  $                  9.60
   ForeRetirement III B-Share.........  $                  9.26  $                  9.63
   ForeInvestors Choice C-Share.......  $                    --  $                    --
   ForeInvestors Choice B-Share.......  $                    --  $                    --

Mutual funds, at cost.................  $             1,110,699  $             2,111,550
Mutual fund shares....................                   65,990                  116,068


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                              OPPENHEIMER             PIMCO ALL ASSET      PIMCO GLOBAL DIVIDEND
                                          GLOBAL FUND/VA (a)             PORTFOLIO             PORTFOLIO (b)
                                        -----------------------  -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $                 1,237  $               651,519  $             1,048,340
   Investment income receivable.......                       --                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Net assets.........................                    1,237                  651,519                1,048,340
                                        =======================  =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                       --                    5,798                       --
   ForeRetirement L-Share.............                       --                   19,801                   26,622
   ForeRetirement B-Share.............                       --                    3,651                   73,183
   ForeRetirement II C-Share..........                       --                    4,084                       --
   ForeRetirement II L-Share..........                       --                    8,217                       --
   ForeRetirement II B-Share..........                       --                   30,418                       --
   ForeRetirement Foundation C-Share..                       --                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --                       --
   ForeRetirement III C-Share.........                       --                       --                       --
   ForeRetirement III L-Share.........                       --                       --                       --
   ForeRetirement III B-Share.........                       --                    2,699                    1,117
   ForeInvestors Choice C-Share.......                       --                       --                       --
   ForeInvestors Choice B-Share.......                      125                       --                       --
                                        -----------------------  -----------------------  -----------------------
   Total units........................                      125                   74,668                  100,922
                                        =======================  =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                    --  $                  8.66  $                 10.17
   ForeRetirement L-Share.............  $                    --  $                  8.79  $                 10.33
   ForeRetirement B-Share.............  $                    --  $                  8.88  $                 10.44
   ForeRetirement II C-Share..........  $                    --  $                  8.57  $                  8.64
   ForeRetirement II L-Share..........  $                    --  $                  8.65  $                  8.72
   ForeRetirement II B-Share..........  $                    --  $                  8.71  $                  8.78
   ForeRetirement Foundation C-Share..  $                    --  $                  8.57  $                  8.64
   ForeRetirement Foundation L-Share..  $                    --  $                  8.65  $                  8.72
   ForeRetirement Foundation B-Share..  $                    --  $                  8.66  $                  8.73
   ForeRetirement III C-Share.........  $                    --  $                  8.76  $                  8.20
   ForeRetirement III L-Share.........  $                    --  $                  8.79  $                  8.23
   ForeRetirement III B-Share.........  $                    --  $                  8.82  $                  8.25
   ForeInvestors Choice C-Share.......  $                  9.91  $                  9.85  $                    --
   ForeInvestors Choice B-Share.......  $                  9.91  $                  9.85  $                    --

Mutual funds, at cost.................  $                 1,250  $               776,443  $             1,274,728
Mutual fund shares....................                       33                   70,894                  111,053

                                          PIMCO TOTAL RETURN         PUTNAM VT EQUITY
                                               PORTFOLIO                INCOME FUND
                                        -----------------------  -----------------------

ASSETS:
   Mutual funds, at market value......  $             1,953,340  $             1,598,405
   Investment income receivable.......                       --                       --
                                        -----------------------  -----------------------
   Net assets.........................                1,953,340                1,598,405
                                        =======================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                    3,329                    3,755
   ForeRetirement L-Share.............                   54,652                   42,303
   ForeRetirement B-Share.............                   86,928                   32,092
   ForeRetirement II C-Share..........                    1,471                    3,913
   ForeRetirement II L-Share..........                   35,408                   21,748
   ForeRetirement II B-Share..........                   13,431                   28,439
   ForeRetirement Foundation C-Share..                       --                       --
   ForeRetirement Foundation L-Share..                       --                       --
   ForeRetirement Foundation B-Share..                       --                       --
   ForeRetirement III C-Share.........                       --                       --
   ForeRetirement III L-Share.........                       --                       --
   ForeRetirement III B-Share.........                       32                       --
   ForeInvestors Choice C-Share.......                       --                       --
   ForeInvestors Choice B-Share.......                       --                       --
                                        -----------------------  -----------------------
   Total units........................                  195,251                  132,250
                                        =======================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............  $                  9.76  $                 12.99
   ForeRetirement L-Share.............  $                  9.92  $                 13.20
   ForeRetirement B-Share.............  $                 10.02  $                 13.34
   ForeRetirement II C-Share..........  $                  9.97  $                 10.28
   ForeRetirement II L-Share..........  $                 10.06  $                 10.38
   ForeRetirement II B-Share..........  $                 10.14  $                 10.45
   ForeRetirement Foundation C-Share..  $                  9.97  $                 10.28
   ForeRetirement Foundation L-Share..  $                 10.06  $                 10.38
   ForeRetirement Foundation B-Share..  $                 10.08  $                 10.39
   ForeRetirement III C-Share.........  $                  9.81  $                  9.29
   ForeRetirement III L-Share.........  $                  9.85  $                  9.33
   ForeRetirement III B-Share.........  $                  9.88  $                  9.35
   ForeInvestors Choice C-Share.......  $                  9.98  $                  9.85
   ForeInvestors Choice B-Share.......  $                  9.98  $                  9.85

Mutual funds, at cost.................  $             2,060,900  $             1,544,799
Mutual fund shares....................                  184,626                   74,172

(a)   New Sub-Account. See Note 1.

(b)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                            PUTNAM VT INCOME          PUTNAM VT VOYAGER         TEMPLETON FOREIGN
                                                  FUND                      FUND                 SECURITIES FUND
                                        ------------------------  ------------------------  ------------------------

ASSETS:
   Mutual funds, at market value......   $             1,297,087   $             1,231,043  $                810,328
   Investment income receivable.......                        --                        --                        --
                                        ------------------------  ------------------------  ------------------------
   Net assets.........................                 1,297,087                 1,231,043                   810,328
                                        ========================  ========================  ========================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                        --                     1,218                     1,857
   ForeRetirement L-Share.............                    52,717                    27,423                    51,078
   ForeRetirement B-Share.............                    45,044                    33,766                    24,803
   ForeRetirement II C-Share..........                     1,966                     2,209                        --
   ForeRetirement II L-Share..........                    14,607                    12,137                     2,092
   ForeRetirement II B-Share..........                    10,829                    21,785                        --
   ForeRetirement Foundation C-Share..                        --                        --                        --
   ForeRetirement Foundation L-Share..                        --                        --                        --
   ForeRetirement Foundation B-Share..                        --                        --                        --
   ForeRetirement III C-Share.........                        --                        --                        --
   ForeRetirement III L-Share.........                        --                        --                        --
   ForeRetirement III B-Share.........                     1,268                       798                     5,055
   ForeInvestors Choice C-Share.......                        --                        --                        --
   ForeInvestors Choice B-Share.......                       250                        --                       249
                                        ------------------------  ------------------------  ------------------------
   Total units........................                   126,681                    99,336                    85,134
                                        ========================  ========================  ========================

UNIT VALUE:
   ForeRetirement C-Share.............   $                 10.14   $                 13.48  $                   9.45
   ForeRetirement L-Share.............   $                 10.30   $                 13.70  $                   9.60
   ForeRetirement B-Share.............   $                 10.41   $                 13.84  $                   9.70
   ForeRetirement II C-Share..........   $                  9.75   $                  9.96  $                   7.94
   ForeRetirement II L-Share..........   $                  9.84   $                 10.05  $                   8.01
   ForeRetirement II B-Share..........   $                  9.92   $                 10.12  $                   8.07
   ForeRetirement Foundation C-Share..   $                  9.75   $                  9.96  $                   7.94
   ForeRetirement Foundation L-Share..   $                  9.84   $                 10.05  $                   8.01
   ForeRetirement Foundation B-Share..   $                  9.86   $                 10.06  $                   8.02
   ForeRetirement III C-Share.........   $                  9.56   $                  8.87  $                   8.40
   ForeRetirement III L-Share.........   $                  9.59   $                  8.90  $                   8.43
   ForeRetirement III B-Share.........   $                  9.62   $                  8.93  $                   8.46
   ForeInvestors Choice C-Share.......   $                  9.95   $                    --  $                   9.83
   ForeInvestors Choice B-Share.......   $                  9.95   $                    --  $                   9.83

Mutual funds, at cost.................   $             1,361,968   $             1,341,444  $                943,422
Mutual fund shares....................                   116,019                    28,157                    60,973

                                            TEMPLETON GLOBAL         TEMPLETON GROWTH
                                          BOND SECURITIES FUND        SECURITIES FUND
                                        ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value......   $             2,955,223  $             1,541,648
   Investment income receivable.......                        --                       --
                                        ------------------------  -----------------------
   Net assets.........................                 2,955,223                1,541,648
                                        ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share.............                     5,423                       --
   ForeRetirement L-Share.............                   204,585                   49,447
   ForeRetirement B-Share.............                    29,049                   58,916
   ForeRetirement II C-Share..........                     1,213                    8,096
   ForeRetirement II L-Share..........                    41,332                   12,329
   ForeRetirement II B-Share..........                    22,930                   17,602
   ForeRetirement Foundation C-Share..                        --                       --
   ForeRetirement Foundation L-Share..                        --                       --
   ForeRetirement Foundation B-Share..                        --                       --
   ForeRetirement III C-Share.........                        --                       --
   ForeRetirement III L-Share.........                       341                       --
   ForeRetirement III B-Share.........                     5,618                    2,085
   ForeInvestors Choice C-Share.......                        --                       --
   ForeInvestors Choice B-Share.......                        --                       --
                                        ------------------------  -----------------------
   Total units........................                   310,491                  148,475
                                        ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share.............   $                  9.37  $                 10.79
   ForeRetirement L-Share.............   $                  9.52  $                 10.96
   ForeRetirement B-Share.............   $                  9.62  $                 11.08
   ForeRetirement II C-Share..........   $                  9.37  $                  8.55
   ForeRetirement II L-Share..........   $                  9.46  $                  8.63
   ForeRetirement II B-Share..........   $                  9.53  $                  8.70
   ForeRetirement Foundation C-Share..   $                  9.37  $                  8.55
   ForeRetirement Foundation L-Share..   $                  9.46  $                  8.63
   ForeRetirement Foundation B-Share..   $                  9.47  $                  8.65
   ForeRetirement III C-Share.........   $                  9.36  $                  8.72
   ForeRetirement III L-Share.........   $                  9.39  $                  8.75
   ForeRetirement III B-Share.........   $                  9.42  $                  8.78
   ForeInvestors Choice C-Share.......   $                  9.85  $                    --
   ForeInvestors Choice B-Share.......   $                  9.85  $                    --

Mutual funds, at cost.................   $             3,348,352  $             1,646,194
Mutual fund shares....................                   182,647                  114,706


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONCLUDED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                             TOPS MANAGED RISK                                   TOPS MANAGED RISK
                                                               BALANCED ETF            TOPS MANAGED RISK          MODERATE GROWTH
                                                                 PORTFOLIO           GROWTH ETF PORTFOLIO          ETF PORTFOLIO
                                                        ------------------------  ------------------------  -----------------------

ASSETS:
   Mutual funds, at market value...........             $             47,923,196   $           149,388,737  $           100,919,706
   Investment income receivable............                                   --                        --                       --
                                                        ------------------------  ------------------------  -----------------------
   Net assets..............................                           47,923,196               149,388,737              100,919,706
                                                        ========================  ========================  =======================

UNITS OUTSTANDING:
   ForeRetirement C-Share..................                               59,916                   103,778                   92,728
   ForeRetirement L-Share..................                            2,179,708                 7,857,406                5,072,758
   ForeRetirement B-Share..................                            2,482,396                 7,046,658                4,696,193
   ForeRetirement II C-Share...............                                   --                        --                       --
   ForeRetirement II L-Share...............                                   --                        --                       --
   ForeRetirement II B-Share...............                                   --                        --                       --
   ForeRetirement Foundation C-Share.......                                   --                        --                       --
   ForeRetirement Foundation L-Share.......                                   --                        --                       --
   ForeRetirement Foundation B-Share.......                                   --                        --                       --
   ForeRetirement III C-Share..............                                   --                        --                       --
   ForeRetirement III L-Share..............                                   --                        --                       --
   ForeRetirement III B-Share..............                                   --                        --                       --
   ForeInvestors Choice C-Share............                                   --                        --                       --
   ForeInvestors Choice B-Share............                                   --                        --                       --
                                                        ------------------------  ------------------------  -----------------------
   Total units.............................                            4,722,020                15,007,842                9,861,679
                                                        ========================  ========================  =======================

UNIT VALUE:
   ForeRetirement C-Share..................             $                   9.94   $                  9.75  $                 10.02
   ForeRetirement L-Share..................             $                  10.10   $                  9.91  $                 10.19
   ForeRetirement B-Share..................             $                  10.20   $                 10.01  $                 10.29
   ForeRetirement II C-Share...............             $                     --   $                    --  $                    --
   ForeRetirement II L-Share...............             $                     --   $                    --  $                    --
   ForeRetirement II B-Share...............             $                     --   $                    --  $                    --
   ForeRetirement Foundation C-Share.......             $                     --   $                    --  $                    --
   ForeRetirement Foundation L-Share.......             $                     --   $                    --  $                    --
   ForeRetirement Foundation B-Share.......             $                     --   $                    --  $                    --
   ForeRetirement III C-Share..............             $                     --   $                    --  $                    --
   ForeRetirement III L-Share..............             $                     --   $                    --  $                    --
   ForeRetirement III B-Share..............             $                     --   $                    --  $                    --
   ForeInvestors Choice C-Share............             $                     --   $                    --  $                    --
   ForeInvestors Choice B-Share............             $                     --   $                    --  $                    --

Mutual funds, at cost......................             $             50,994,058   $           162,554,591  $           108,945,275
Mutual fund shares.........................                            4,457,972                14,309,266                9,361,754


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                        AB VPS GLOBAL BOND
                                                                                           PORTFOLIO (a)
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                     --
   Expenses:
      Mortality and expense risk charge............................................                        (1)
      Other expense charge.........................................................                        --
                                                                                     -------------------------
   Net investment income (loss)....................................................                        (1)
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                        --
   Realized capital gain (loss) on investments.....................................                        --
   Change in unrealized appreciation/depreciation on investments during the year...                        (3)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                        (3)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                     (4)
                                                                                     =========================

                                                                                         AMERICAN CENTURY VP
                                                                                        CAPITAL APPRECIATION
                                                                                              FUND (a)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                      --
   Expenses:
      Mortality and expense risk charge............................................                        (14)
      Other expense charge.........................................................                         (3)
                                                                                     --------------------------
   Net investment income (loss)....................................................                        (17)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                          1
   Change in unrealized appreciation/depreciation on investments during the year...                         12
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                         13
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                      (4)
                                                                                     ==========================


                                                                                        AMERICAN CENTURY VP
                                                                                            GROWTH FUND
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  9,454
   Expenses:
      Mortality and expense risk charge............................................                   (20,082)
      Other expense charge.........................................................                    (5,977)
                                                                                     -------------------------
   Net investment income (loss)....................................................                   (16,605)
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                   172,338
   Realized capital gain (loss) on investments.....................................                    40,296
   Change in unrealized appreciation/depreciation on investments during the year...                   (72,032)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   140,602
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                123,997
                                                                                     =========================


                                                                                         AMERICAN CENTURY VP
                                                                                            MID CAP VALUE
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                 26,449
   Expenses:
      Mortality and expense risk charge............................................                    (11,856)
      Other expense charge.........................................................                     (3,546)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     11,047
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     69,883
   Realized capital gain (loss) on investments.....................................                     23,055
   Change in unrealized appreciation/depreciation on investments during the year...                   (148,508)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (55,570)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                (44,523)
                                                                                     ==========================


                                                                                         AMERICAN CENTURY VP
                                                                                             VALUE FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  23,280
   Expenses:
      Mortality and expense risk charge............................................                     (7,172)
      Other expense charge.........................................................                     (2,320)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     13,788
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                      9,197
   Change in unrealized appreciation/depreciation on investments during the year...                    (78,996)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (69,799)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (56,011)
                                                                                     ==========================


(a)   New Sub-Account. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                          AMERICAN FUNDS
                                                                                         GLOBAL GROWTH AND
                                                                                            INCOME FUND
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 27,165
   Expenses:
      Mortality and expense risk charge............................................                    (7,545)
      Other expense charge.........................................................                    (2,676)
                                                                                     -------------------------
   Net investment income (loss)....................................................                    16,944
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                        --
   Realized capital gain (loss) on investments.....................................                     2,984
   Change in unrealized appreciation/depreciation on investments during the year...                   (69,310)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (66,326)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                (49,382)
                                                                                     =========================


                                                                                          AMERICAN FUNDS
                                                                                            GROWTH FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  60,474
   Expenses:
      Mortality and expense risk charge............................................                    (46,457)
      Other expense charge.........................................................                    (14,561)
                                                                                     --------------------------
   Net investment income (loss)....................................................                       (544)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                  1,494,295
   Realized capital gain (loss) on investments.....................................                     17,397
   Change in unrealized appreciation/depreciation on investments during the year...                 (1,128,137)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    383,555
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 383,011
                                                                                     ==========================


                                                                                           AMERICAN FUNDS
                                                                                         GROWTH-INCOME FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  87,474
   Expenses:
      Mortality and expense risk charge............................................                    (35,796)
      Other expense charge.........................................................                    (11,368)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     40,310
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    831,178
   Realized capital gain (loss) on investments.....................................                     23,627
   Change in unrealized appreciation/depreciation on investments during the year...                   (866,309)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (11,504)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  28,806
                                                                                     ==========================


                                                                                          AMERICAN FUNDS
                                                                                        INTERNATIONAL FUND
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 34,622
   Expenses:
      Mortality and expense risk charge............................................                   (15,078)
      Other expense charge.........................................................                    (4,688)
                                                                                     -------------------------
   Net investment income (loss)....................................................                    14,856
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                   131,179
   Realized capital gain (loss) on investments.....................................                     1,013
   Change in unrealized appreciation/depreciation on investments during the year...                  (277,438)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                  (145,246)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $               (130,390)
                                                                                     =========================

                                                                                           AMERICAN FUNDS
                                                                                         MANAGED RISK ASSET
                                                                                           ALLOCATION FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $              8,149,796
   Expenses:
      Mortality and expense risk charge............................................                 (3,526,748)
      Other expense charge.........................................................                 (1,605,714)
                                                                                     --------------------------
   Net investment income (loss)....................................................                  3,017,334
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                 11,281,923
   Realized capital gain (loss) on investments.....................................                  1,621,182
   Change in unrealized appreciation/depreciation on investments during the year...                (27,377,741)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                (14,474,636)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $            (11,457,302)
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                          AMERICAN FUNDS
                                                                                          NEW WORLD FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                   3,106
   Expenses:
      Mortality and expense risk charge............................................                     (3,982)
      Other expense charge.........................................................                     (1,118)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (1,994)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     30,261
   Realized capital gain (loss) on investments.....................................                    (11,211)
   Change in unrealized appreciation/depreciation on investments during the year...                    (43,840)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (24,790)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (26,784)
                                                                                     ==========================

                                                                                          BLACKROCK CAPITAL
                                                                                       APPRECIATION V.I. FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                     --
   Expenses:
      Mortality and expense risk charge............................................                     (6,900)
      Other expense charge.........................................................                     (2,296)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (9,196)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     95,327
   Realized capital gain (loss) on investments.....................................                     12,830
   Change in unrealized appreciation/depreciation on investments during the year...                    (23,955)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     84,202
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                 75,006
                                                                                     ==========================

                                                                                         BLACKROCK EQUITY
                                                                                        DIVIDEND V.I. FUND
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 24,965
   Expenses:
      Mortality and expense risk charge............................................                    (9,218)
      Other expense charge.........................................................                    (3,348)
                                                                                     -------------------------
   Net investment income (loss)....................................................                    12,399
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                   105,669
   Realized capital gain (loss) on investments.....................................                     6,020
   Change in unrealized appreciation/depreciation on investments during the year...                  (146,676)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (34,987)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                (22,588)
                                                                                     =========================

                                                                                          BLACKROCK GLOBAL
                                                                                        ALLOCATION V.I. FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                 44,493
   Expenses:
      Mortality and expense risk charge............................................                    (29,628)
      Other expense charge.........................................................                     (8,027)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      6,838
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    251,386
   Realized capital gain (loss) on investments.....................................                   (105,449)
   Change in unrealized appreciation/depreciation on investments during the year...                   (272,404)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (126,467)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $               (119,629)
                                                                                     ==========================

                                                                                       BLACKROCK HIGH YIELD
                                                                                             V.I. FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  63,761
   Expenses:
      Mortality and expense risk charge............................................                     (8,579)
      Other expense charge.........................................................                     (3,941)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     51,241
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                      8,074
   Realized capital gain (loss) on investments.....................................                    (16,455)
   Change in unrealized appreciation/depreciation on investments during the year...                   (109,167)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (117,548)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (66,307)
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                           BLACKROCK U.S.
                                                                                           GOVERNMENT BOND
                                                                                              V.I. FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                  4,174
   Expenses:
      Mortality and expense risk charge............................................                     (2,272)
      Other expense charge.........................................................                       (690)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      1,212
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                        251
   Change in unrealized appreciation/depreciation on investments during the year...                     (5,724)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     (5,473)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                 (4,261)
                                                                                     ==========================


                                                                                        FRANKLIN INCOME VIP
                                                                                               FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  78,386
   Expenses:
      Mortality and expense risk charge............................................                    (10,761)
      Other expense charge.........................................................                     (3,642)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     63,983
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                    (42,687)
   Change in unrealized appreciation/depreciation on investments during the year...                   (180,462)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (223,149)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                (159,166)
                                                                                     ==========================

                                                                                           FRANKLIN MUTUAL
                                                                                          GLOBAL DISCOVERY
                                                                                            VIP FUND (a)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                     --
   Expenses:
      Mortality and expense risk charge............................................                        (13)
      Other expense charge.........................................................                         (3)
                                                                                     --------------------------
   Net investment income (loss)....................................................                        (16)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                         (1)
   Change in unrealized appreciation/depreciation on investments during the year...                         78
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                         77
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                     61
                                                                                     ==========================


                                                                                           FRANKLIN MUTUAL
                                                                                           SHARES VIP FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  88,910
   Expenses:
      Mortality and expense risk charge............................................                    (19,229)
      Other expense charge.........................................................                     (5,923)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     63,758
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    204,915
   Realized capital gain (loss) on investments.....................................                     16,278
   Change in unrealized appreciation/depreciation on investments during the year...                   (449,932)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (228,739)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                (164,981)
                                                                                     ==========================


                                                                                          FRANKLIN RISING
                                                                                        DIVIDENDS VIP FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  24,602
   Expenses:
      Mortality and expense risk charge............................................                    (11,436)
      Other expense charge.........................................................                     (3,291)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      9,875
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    178,776
   Realized capital gain (loss) on investments.....................................                      4,870
   Change in unrealized appreciation/depreciation on investments during the year...                   (269,274)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (85,628)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (75,753)
                                                                                     ==========================


(a)   New Sub-Account. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                                                                        FRANKLIN SMALL CAP
                                                                                          VALUE VIP FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                   6,250
   Expenses:
      Mortality and expense risk charge............................................                     (8,308)
      Other expense charge.........................................................                     (2,505)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (4,563)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    171,012
   Realized capital gain (loss) on investments.....................................                    (26,703)
   Change in unrealized appreciation/depreciation on investments during the year...                   (253,068)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (108,759)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                (113,322)
                                                                                     ==========================



                                                                                         FRANKLIN STRATEGIC
                                                                                           INCOME VIP FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                 73,257
   Expenses:
      Mortality and expense risk charge............................................                     (8,272)
      Other expense charge.........................................................                     (2,409)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     62,576
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     20,045
   Realized capital gain (loss) on investments.....................................                     (8,939)
   Change in unrealized appreciation/depreciation on investments during the year...                   (134,813)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (123,707)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                (61,131)
                                                                                     ==========================


                                                                                        FVIT AMERICAN FUNDS
                                                                                           MANAGED RISK
                                                                                             PORTFOLIO
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $              1,455,718
   Expenses:
      Mortality and expense risk charge............................................                (1,047,250)
      Other expense charge.........................................................                  (327,671)
                                                                                     -------------------------
   Net investment income (loss)....................................................                    80,797
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                        --
   Realized capital gain (loss) on investments.....................................                   178,376
   Change in unrealized appreciation/depreciation on investments during the year...                (5,916,199)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                (5,737,823)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $             (5,657,026)
                                                                                     =========================


                                                                                            FVIT BALANCED
                                                                                            MANAGED RISK
                                                                                              PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                295,453
   Expenses:
      Mortality and expense risk charge............................................                   (458,660)
      Other expense charge.........................................................                   (142,090)
                                                                                     --------------------------
   Net investment income (loss)....................................................                   (305,297)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                    106,619
   Change in unrealized appreciation/depreciation on investments during the year...                 (1,568,116)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                 (1,461,497)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $             (1,766,794)
                                                                                     ==========================

                                                                                          FVIT BLACKROCK
                                                                                         GLOBAL ALLOCATION
                                                                                           MANAGED RISK
                                                                                             PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $               4,169,755
   Expenses:
      Mortality and expense risk charge............................................                 (1,522,569)
      Other expense charge.........................................................                   (468,366)
                                                                                     --------------------------
   Net investment income (loss)....................................................                  2,178,820
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                 10,086,058
   Realized capital gain (loss) on investments.....................................                   (351,746)
   Change in unrealized appreciation/depreciation on investments during the year...                (24,903,030)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                (15,168,718)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $             (12,989,898)
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                           FVIT FRANKLIN
                                                                                        DIVIDEND AND INCOME
                                                                                           MANAGED RISK
                                                                                             PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 615,993
   Expenses:
      Mortality and expense risk charge............................................                   (929,662)
      Other expense charge.........................................................                   (342,082)
                                                                                     --------------------------
   Net investment income (loss)....................................................                   (655,751)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                   (162,202)
   Change in unrealized appreciation/depreciation on investments during the year...                (10,913,449)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                (11,075,651)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $             (11,731,402)
                                                                                     ==========================

                                                                                         FVIT GOLDMAN SACHS
                                                                                           DYNAMIC TRENDS
                                                                                             ALLOCATION
                                                                                            PORTFOLIO (a)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                  5,079
   Expenses:
      Mortality and expense risk charge............................................                    (29,305)
      Other expense charge.........................................................                    (12,334)
                                                                                     --------------------------
   Net investment income (loss)....................................................                    (36,560)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                     (5,427)
   Change in unrealized appreciation/depreciation on investments during the year...                   (433,930)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (439,357)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $               (475,917)
                                                                                     ==========================


                                                                                            FVIT GROWTH
                                                                                           MANAGED RISK
                                                                                             PORTFOLIO
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $              1,298,520
   Expenses:
      Mortality and expense risk charge............................................                (2,759,004)
      Other expense charge.........................................................                  (974,672)
                                                                                     -------------------------
   Net investment income (loss)....................................................                (2,435,156)
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                        --
   Realized capital gain (loss) on investments.....................................                   (74,625)
   Change in unrealized appreciation/depreciation on investments during the year...               (25,161,558)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............               (25,236,183)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $            (27,671,339)
                                                                                     =========================


                                                                                            FVIT MODERATE
                                                                                         GROWTH MANAGED RISK
                                                                                              PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 337,035
   Expenses:
      Mortality and expense risk charge............................................                   (679,951)
      Other expense charge.........................................................                   (208,674)
                                                                                     --------------------------
   Net investment income (loss)....................................................                   (551,590)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                     12,385
   Change in unrealized appreciation/depreciation on investments during the year...                 (3,940,525)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                 (3,928,140)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $              (4,479,730)
                                                                                     ==========================


                                                                                            FVIT PIMCO
                                                                                        TACTICAL ALLOCATION
                                                                                           PORTFOLIO (a)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  72,485
   Expenses:
      Mortality and expense risk charge............................................                    (14,931)
      Other expense charge.........................................................                     (7,558)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     49,996
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                        694
   Change in unrealized appreciation/depreciation on investments during the year...                   (233,274)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (232,580)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                (182,584)
                                                                                     ==========================


(a)   New Sub-Account. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                          FVIT SELECT ADVISOR
                                                                                             MANAGED RISK
                                                                                               PORTFOLIO
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                 383,808
   Expenses:
      Mortality and expense risk charge.............................................                   (584,111)
      Other expense charge..........................................................                   (222,520)
                                                                                      --------------------------
   Net investment income (loss).....................................................                   (422,823)
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                         --
   Realized capital gain (loss) on investments......................................                    104,163
   Change in unrealized appreciation/depreciation on investments during the year....                 (3,846,224)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                 (3,742,061)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................  $              (4,164,884)
                                                                                      ==========================

                                                                                           FVIT WELLINGTON
                                                                                          RESEARCH MANAGED
                                                                                         RISK PORTFOLIO (b)
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                 133,502
   Expenses:
      Mortality and expense risk charge.............................................                 (1,483,696)
      Other expense charge..........................................................                   (446,011)
                                                                                      --------------------------
   Net investment income (loss).....................................................                 (1,796,205)
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                    221,664
   Realized capital gain (loss) on investments......................................                    161,679
   Change in unrealized appreciation/depreciation on investments during the year....                 (3,126,926)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                 (2,743,583)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................  $              (4,539,788)
                                                                                      ==========================

                                                                                         GOLDMAN SACHS GLOBAL
                                                                                           TRENDS ALLOCATION
                                                                                               FUND (b)
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................   $                      3
   Expenses:
      Mortality and expense risk charge.............................................                        (54)
      Other expense charge..........................................................                        (24)
                                                                                      --------------------------
   Net investment income (loss).....................................................                        (75)
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                         73
   Realized capital gain (loss) on investments......................................                     (2,315)
   Change in unrealized appreciation/depreciation on investments during the year....                       (297)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                     (2,539)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................   $                 (2,614)
                                                                                      ==========================

                                                                                            GOLDMAN SACHS
                                                                                        GROWTH OPPORTUNITIES
                                                                                              FUND (a)
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                      --
   Expenses:
      Mortality and expense risk charge.............................................                         (1)
      Other expense charge..........................................................                         --
                                                                                      --------------------------
   Net investment income (loss).....................................................                         (1)
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                         60
   Realized capital gain (loss) on investments......................................                         --
   Change in unrealized appreciation/depreciation on investments during the year....                        (83)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                        (23)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................  $                     (24)
                                                                                      ==========================

                                                                                             GOLDMAN SACHS
                                                                                            MULTI-STRATEGY
                                                                                        ALTERNATIVES PORTFOLIO
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................   $                  4,105
   Expenses:
      Mortality and expense risk charge.............................................                     (1,415)
      Other expense charge..........................................................                       (442)
                                                                                      --------------------------
   Net investment income (loss).....................................................                      2,248
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                        328
   Realized capital gain (loss) on investments......................................                       (515)
   Change in unrealized appreciation/depreciation on investments during the year....                    (15,024)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                    (15,211)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................   $                (12,963)
                                                                                      ==========================


(a)   New Sub-Account. See Note 1.

(b)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                           GOLDMAN SACHS
                                                                                         SMALL CAP EQUITY
                                                                                         INSIGHTS FUND (a)
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                      --
   Expenses:
      Mortality and expense risk charge............................................                         --
      Other expense charge.........................................................                         --
                                                                                     --------------------------
   Net investment income (loss)....................................................                         --
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         62
   Realized capital gain (loss) on investments.....................................                         --
   Change in unrealized appreciation/depreciation on investments during the year...                        (94)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                        (32)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                     (32)
                                                                                     ==========================

                                                                                            GOLDMAN SACHS
                                                                                          STRATEGIC INCOME
                                                                                                FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  11,399
   Expenses:
      Mortality and expense risk charge............................................                     (2,154)
      Other expense charge.........................................................                       (918)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      8,327
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                     (1,117)
   Change in unrealized appreciation/depreciation on investments during the year...                    (20,672)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (21,789)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (13,462)
                                                                                     ==========================

                                                                                         HARTFORD CAPITAL
                                                                                         APPRECIATION HLS
                                                                                               FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  21,313
   Expenses:
      Mortality and expense risk charge............................................                    (17,911)
      Other expense charge.........................................................                     (6,774)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (3,372)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    586,863
   Realized capital gain (loss) on investments.....................................                    (31,324)
   Change in unrealized appreciation/depreciation on investments during the year...                   (576,699)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (21,160)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (24,532)
                                                                                     ==========================


                                                                                       HARTFORD DIVIDEND AND
                                                                                          GROWTH HLS FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  45,051
   Expenses:
      Mortality and expense risk charge............................................                    (15,956)
      Other expense charge.........................................................                     (4,989)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     24,106
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    375,173
   Realized capital gain (loss) on investments.....................................                    (12,075)
   Change in unrealized appreciation/depreciation on investments during the year...                   (439,139)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (76,041)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (51,935)
                                                                                     ==========================

                                                                                           HARTFORD GROWTH
                                                                                          OPPORTUNITIES HLS
                                                                                                FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                     --
   Expenses:
      Mortality and expense risk charge............................................                     (1,947)
      Other expense charge.........................................................                       (431)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (2,378)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     39,302
   Realized capital gain (loss) on investments.....................................                        851
   Change in unrealized appreciation/depreciation on investments during the year...                    (15,043)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     25,110
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                 22,732
                                                                                     ==========================


(a)   New Sub-Account. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                         HARTFORD HIGH YIELD
                                                                                              HLS FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                 22,657
   Expenses:
      Mortality and expense risk charge............................................                     (2,336)
      Other expense charge.........................................................                       (623)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     19,698
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                     (6,028)
   Change in unrealized appreciation/depreciation on investments during the year...                    (36,954)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (42,982)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                (23,284)
                                                                                     ==========================

                                                                                      HARTFORD INTERNATIONAL
                                                                                         OPPORTUNITIES HLS
                                                                                               FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                   9,736
   Expenses:
      Mortality and expense risk charge............................................                     (4,851)
      Other expense charge.........................................................                     (1,625)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      3,260
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                     10,170
   Change in unrealized appreciation/depreciation on investments during the year...                     (9,251)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                        919
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                   4,179
                                                                                     ==========================

                                                                                         HARTFORD PORTFOLIO
                                                                                           DIVERSIFIER HLS
                                                                                                FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 247,682
   Expenses:
      Mortality and expense risk charge............................................                   (182,486)
      Other expense charge.........................................................                    (58,639)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      6,557
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                   (193,614)
   Change in unrealized appreciation/depreciation on investments during the year...                   (553,037)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (746,651)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                (740,094)
                                                                                     ==========================


                                                                                        HARTFORD TOTAL RETURN
                                                                                            BOND HLS FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  47,344
   Expenses:
      Mortality and expense risk charge............................................                    (10,578)
      Other expense charge.........................................................                     (4,139)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     32,627
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     41,033
   Realized capital gain (loss) on investments.....................................                     (5,265)
   Change in unrealized appreciation/depreciation on investments during the year...                    (99,024)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (63,256)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (30,629)
                                                                                     ==========================


                                                                                        HARTFORD VALUE HLS
                                                                                               FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                   6,886
   Expenses:
      Mortality and expense risk charge............................................                     (2,728)
      Other expense charge.........................................................                       (855)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      3,303
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     15,937
   Realized capital gain (loss) on investments.....................................                      3,781
   Change in unrealized appreciation/depreciation on investments during the year...                    (44,118)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (24,400)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (21,097)
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                          HIMCO VIT INDEX
                                                                                               FUND
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  8,450
   Expenses:
      Mortality and expense risk charge............................................                   (15,836)
      Other expense charge.........................................................                    (8,686)
                                                                                     -------------------------
   Net investment income (loss)....................................................                   (16,072)
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    28,255
   Realized capital gain (loss) on investments.....................................                    65,567
   Change in unrealized appreciation/depreciation on investments during the year...                   (63,418)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    30,404
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                 14,332
                                                                                     =========================

                                                                                           HUNTINGTON VA
                                                                                         DIVIDEND CAPTURE
                                                                                               FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  28,342
   Expenses:
      Mortality and expense risk charge............................................                     (3,106)
      Other expense charge.........................................................                     (1,380)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     23,856
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                      4,436
   Change in unrealized appreciation/depreciation on investments during the year...                    (50,395)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (45,959)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (22,103)
                                                                                     ==========================

                                                                                           HUNTINGTON VA
                                                                                       INTERNATIONAL EQUITY
                                                                                             FUND (c)
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  4,971
   Expenses:
      Mortality and expense risk charge............................................                      (164)
      Other expense charge.........................................................                       (73)
                                                                                     -------------------------
   Net investment income (loss)....................................................                     4,734
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    56,060
   Realized capital gain (loss) on investments.....................................                   (55,455)
   Change in unrealized appreciation/depreciation on investments during the year...                       650
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     1,255
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                  5,989
                                                                                     =========================


                                                                                         HUNTINGTON VA SITUS
                                                                                                FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                     91
   Expenses:
      Mortality and expense risk charge............................................                        (76)
      Other expense charge.........................................................                        (34)
                                                                                     --------------------------
   Net investment income (loss)....................................................                        (19)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                      2,281
   Realized capital gain (loss) on investments.....................................                       (297)
   Change in unrealized appreciation/depreciation on investments during the year...                     (3,271)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     (1,287)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                 (1,306)
                                                                                     ==========================


                                                                                       INVESCO V.I. BALANCED
                                                                                       RISK ALLOCATION FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  69,850
   Expenses:
      Mortality and expense risk charge............................................                    (10,174)
      Other expense charge.........................................................                     (3,347)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     56,329
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    157,469
   Realized capital gain (loss) on investments.....................................                     (8,483)
   Change in unrealized appreciation/depreciation on investments during the year...                   (297,696)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (148,710)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (92,381)
                                                                                     ==========================


(c)   Liquidation. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                         INVESCO V.I. CORE
                                                                                            EQUITY FUND
                                                                                     -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  6,963
   Expenses:
      Mortality and expense risk charge............................................                    (4,785)
      Other expense charge.........................................................                    (1,427)
                                                                                     -------------------------
   Net investment income (loss)....................................................                       751
                                                                                     -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    79,538
   Realized capital gain (loss) on investments.....................................                     3,126
   Change in unrealized appreciation/depreciation on investments during the year...                  (132,338)
                                                                                     -------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (49,674)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................  $                (48,923)
                                                                                     =========================

                                                                                           INVESCO V.I.
                                                                                       INTERNATIONAL GROWTH
                                                                                               FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  26,465
   Expenses:
      Mortality and expense risk charge............................................                    (12,854)
      Other expense charge.........................................................                     (4,057)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      9,554
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                     32,962
   Change in unrealized appreciation/depreciation on investments during the year...                    (90,134)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (57,172)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (47,618)
                                                                                     ==========================


                                                                                        INVESCO V.I. MID CAP
                                                                                          CORE EQUITY FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                     900
   Expenses:
      Mortality and expense risk charge............................................                     (5,597)
      Other expense charge.........................................................                     (1,467)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (6,164)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     82,100
   Realized capital gain (loss) on investments.....................................                    (10,913)
   Change in unrealized appreciation/depreciation on investments during the year...                   (115,216)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (44,029)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (50,193)
                                                                                     ==========================


                                                                                        INVESCO V.I. MONEY
                                                                                            MARKET FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                     224
   Expenses:
      Mortality and expense risk charge............................................                    (10,988)
      Other expense charge.........................................................                     (6,036)
                                                                                     --------------------------
   Net investment income (loss)....................................................                    (16,800)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                         --
   Change in unrealized appreciation/depreciation on investments during the year...                         --
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (16,800)
                                                                                     ==========================


                                                                                       INVESCO V.I. SMALL CAP
                                                                                             EQUITY FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                     --
   Expenses:
      Mortality and expense risk charge............................................                     (6,575)
      Other expense charge.........................................................                     (1,887)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (8,462)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    243,612
   Realized capital gain (loss) on investments.....................................                    (16,749)
   Change in unrealized appreciation/depreciation on investments during the year...                   (317,272)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (90,409)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                (98,871)
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                             LORD ABBETT
                                                                                           BOND-DEBENTURE
                                                                                              PORTFOLIO
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                  62,026
   Expenses:
      Mortality and expense risk charge.............................................                     (9,126)
      Other expense charge..........................................................                     (2,587)
                                                                                      --------------------------
   Net investment income (loss).....................................................                     50,313
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                      8,817
   Realized capital gain (loss) on investments......................................                     (6,116)
   Change in unrealized appreciation/depreciation on investments during the year....                    (99,774)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                    (97,073)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................  $                 (46,760)
                                                                                      ==========================

                                                                                             LORD ABBETT
                                                                                         FUNDAMENTAL EQUITY
                                                                                              PORTFOLIO
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                  23,295
   Expenses:
      Mortality and expense risk charge.............................................                    (12,782)
      Other expense charge..........................................................                     (4,142)
                                                                                      --------------------------
   Net investment income (loss).....................................................                      6,371
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                    163,991
   Realized capital gain (loss) on investments......................................                    (73,645)
   Change in unrealized appreciation/depreciation on investments during the year....                   (175,017)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                    (84,671)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................  $                 (78,300)
                                                                                      ==========================

                                                                                          LORD ABBETT GROWTH
                                                                                             OPPORTUNITIES
                                                                                               PORTFOLIO
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................   $                     --
   Expenses:
      Mortality and expense risk charge.............................................                     (4,060)
      Other expense charge..........................................................                     (1,333)
                                                                                      --------------------------
   Net investment income (loss).....................................................                     (5,393)
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                     79,694
   Realized capital gain (loss) on investments......................................                     (9,951)
   Change in unrealized appreciation/depreciation on investments during the year....                    (73,415)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                     (3,672)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................   $                 (9,065)
                                                                                      ==========================

                                                                                             MFS BLENDED
                                                                                        RESEARCH CORE EQUITY
                                                                                            PORTFOLIO (a)
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                      --
   Expenses:
      Mortality and expense risk charge.............................................                         (2)
      Other expense charge..........................................................                         --
                                                                                      --------------------------
   Net investment income (loss).....................................................                         (2)
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                         --
   Realized capital gain (loss) on investments......................................                         --
   Change in unrealized appreciation/depreciation on investments during the year....                        (42)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                        (42)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................  $                     (44)
                                                                                      ==========================

                                                                                         MFS BLENDED RESEARCH
                                                                                           SMALL CAP EQUITY
                                                                                             PORTFOLIO (a)
                                                                                      ---------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................   $                      --
   Expenses:
      Mortality and expense risk charge.............................................                          --
      Other expense charge..........................................................                          --
                                                                                      ---------------------------
   Net investment income (loss).....................................................                          --
                                                                                      ---------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                          --
   Realized capital gain (loss) on investments......................................                          --
   Change in unrealized appreciation/depreciation on investments during the year....                         (27)
                                                                                      ---------------------------
      Net realized and unrealized capital gain (loss) on investments................                         (27)
                                                                                      ---------------------------
      Net increase (decrease) in net assets from operations.........................   $                     (27)
                                                                                      ===========================


(a)   New Sub-Account. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                          MFS GROWTH SERIES
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                     --
   Expenses:
      Mortality and expense risk charge............................................                    (14,919)
      Other expense charge.........................................................                     (4,787)
                                                                                     --------------------------
   Net investment income (loss)....................................................                    (19,706)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    144,733
   Realized capital gain (loss) on investments.....................................                     28,285
   Change in unrealized appreciation/depreciation on investments during the year...                    (10,020)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    162,998
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                143,292
                                                                                     ==========================

                                                                                         MFS INTERNATIONAL
                                                                                          VALUE PORTFOLIO
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  27,943
   Expenses:
      Mortality and expense risk charge............................................                     (9,000)
      Other expense charge.........................................................                     (2,546)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     16,397
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     15,990
   Realized capital gain (loss) on investments.....................................                      2,349
   Change in unrealized appreciation/depreciation on investments during the year...                    (18,866)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                       (527)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                  15,870
                                                                                     ==========================

                                                                                            MFS INVESTORS
                                                                                            TRUST SERIES
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                  4,889
   Expenses:
      Mortality and expense risk charge............................................                     (4,340)
      Other expense charge.........................................................                     (1,389)
                                                                                     --------------------------
   Net investment income (loss)....................................................                       (840)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     76,862
   Realized capital gain (loss) on investments.....................................                      4,373
   Change in unrealized appreciation/depreciation on investments during the year...                    (85,385)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                     (4,150)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                 (4,990)
                                                                                     ==========================

                                                                                          MFS NEW DISCOVERY
                                                                                               SERIES
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                      --
   Expenses:
      Mortality and expense risk charge............................................                     (6,057)
      Other expense charge.........................................................                     (1,922)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     (7,979)
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     31,807
   Realized capital gain (loss) on investments.....................................                    (39,549)
   Change in unrealized appreciation/depreciation on investments during the year...                    (11,783)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (19,525)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (27,504)
                                                                                     ==========================


                                                                                         MFS VALUE SERIES
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  51,613
   Expenses:
      Mortality and expense risk charge............................................                    (17,240)
      Other expense charge.........................................................                     (4,692)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     29,681
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    145,502
   Realized capital gain (loss) on investments.....................................                     34,926
   Change in unrealized appreciation/depreciation on investments during the year...                   (240,813)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (60,385)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (30,704)
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                             OPPENHEIMER
                                                                                         GLOBAL FUND/VA (a)
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                      --
   Expenses:
      Mortality and expense risk charge.............................................                         (1)
      Other expense charge..........................................................                         --
                                                                                      --------------------------
   Net investment income (loss).....................................................                         (1)
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                         --
   Realized capital gain (loss) on investments......................................                         --
   Change in unrealized appreciation/depreciation on investments during the year....                        (14)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                        (14)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................  $                     (15)
                                                                                      ==========================

                                                                                           PIMCO ALL ASSET
                                                                                              PORTFOLIO
                                                                                      -------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                 22,148
   Expenses:
      Mortality and expense risk charge.............................................                    (4,790)
      Other expense charge..........................................................                    (1,325)
                                                                                      -------------------------
   Net investment income (loss).....................................................                    16,033
                                                                                      -------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                        --
   Realized capital gain (loss) on investments......................................                    (7,871)
   Change in unrealized appreciation/depreciation on investments during the year....                   (77,030)
                                                                                      -------------------------
      Net realized and unrealized capital gain (loss) on investments................                   (84,901)
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................  $                (68,868)
                                                                                      =========================

                                                                                         PIMCO GLOBAL DIVIDEND
                                                                                             PORTFOLIO (b)
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                  62,723
   Expenses:
      Mortality and expense risk charge.............................................                     (5,914)
      Other expense charge..........................................................                     (2,177)
                                                                                      --------------------------
   Net investment income (loss).....................................................                     54,632
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                    110,978
   Realized capital gain (loss) on investments......................................                     14,448
   Change in unrealized appreciation/depreciation on investments during the year....                   (276,524)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                   (151,098)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................  $                 (96,466)
                                                                                      ==========================

                                                                                          PIMCO TOTAL RETURN
                                                                                               PORTFOLIO
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                 102,332
   Expenses:
      Mortality and expense risk charge.............................................                    (13,707)
      Other expense charge..........................................................                     (7,543)
                                                                                      --------------------------
   Net investment income (loss).....................................................                     81,082
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                     20,619
   Realized capital gain (loss) on investments......................................                     (3,702)
   Change in unrealized appreciation/depreciation on investments during the year....                   (112,970)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                    (96,053)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................  $                 (14,971)
                                                                                      ==========================

                                                                                          PUTNAM VT EQUITY
                                                                                             INCOME FUND
                                                                                      --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions...........................................................  $                  19,991
   Expenses:
      Mortality and expense risk charge.............................................                     (9,897)
      Other expense charge..........................................................                     (2,898)
                                                                                      --------------------------
   Net investment income (loss).....................................................                      7,196
                                                                                      --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.......................................................                         --
   Realized capital gain (loss) on investments......................................                     10,291
   Change in unrealized appreciation/depreciation on investments during the year....                    (85,201)
                                                                                      --------------------------
      Net realized and unrealized capital gain (loss) on investments................                    (74,910)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................  $                 (67,714)
                                                                                      ==========================


(a)   New Sub-Account. See Note 1.

(b)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                          PUTNAM VT INCOME
                                                                                                FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................   $                 61,758
   Expenses:
      Mortality and expense risk charge............................................                     (9,284)
      Other expense charge.........................................................                     (2,768)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     49,706
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                     (8,810)
   Change in unrealized appreciation/depreciation on investments during the year...                    (74,692)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (83,502)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................   $                (33,796)
                                                                                     ==========================

                                                                                         PUTNAM VT VOYAGER
                                                                                               FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  14,066
   Expenses:
      Mortality and expense risk charge............................................                     (8,298)
      Other expense charge.........................................................                     (2,568)
                                                                                     --------------------------
   Net investment income (loss)....................................................                      3,200
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                    192,282
   Realized capital gain (loss) on investments.....................................                     16,059
   Change in unrealized appreciation/depreciation on investments during the year...                   (291,200)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (82,859)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (79,659)
                                                                                     ==========================

                                                                                          TEMPLETON FOREIGN
                                                                                           SECURITIES FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  24,047
   Expenses:
      Mortality and expense risk charge............................................                     (5,822)
      Other expense charge.........................................................                     (1,663)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     16,562
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     25,171
   Realized capital gain (loss) on investments.....................................                    (16,631)
   Change in unrealized appreciation/depreciation on investments during the year...                    (73,066)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                    (64,526)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                 (47,964)
                                                                                     ==========================

                                                                                          TEMPLETON GLOBAL
                                                                                        BOND SECURITIES FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                 208,093
   Expenses:
      Mortality and expense risk charge............................................                    (21,828)
      Other expense charge.........................................................                     (5,721)
                                                                                     --------------------------
   Net investment income (loss)....................................................                    180,544
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                     13,738
   Realized capital gain (loss) on investments.....................................                    (14,523)
   Change in unrealized appreciation/depreciation on investments during the year...                   (334,134)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (334,919)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                (154,375)
                                                                                     ==========================

                                                                                         TEMPLETON GROWTH
                                                                                          SECURITIES FUND
                                                                                     --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions..........................................................  $                  37,757
   Expenses:
      Mortality and expense risk charge............................................                     (9,924)
      Other expense charge.........................................................                     (3,220)
                                                                                     --------------------------
   Net investment income (loss)....................................................                     24,613
                                                                                     --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions......................................................                         --
   Realized capital gain (loss) on investments.....................................                      5,731
   Change in unrealized appreciation/depreciation on investments during the year...                   (137,018)
                                                                                     --------------------------
      Net realized and unrealized capital gain (loss) on investments...............                   (131,287)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................  $                (106,674)
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                         TOPS MANAGED RISK
                                                                                           BALANCED ETF
                                                                                             PORTFOLIO
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $                 606,882
   Expenses:
      Mortality and expense risk charge...........................................                   (336,211)
      Other expense charge........................................................                   (190,845)
                                                                                    --------------------------
   Net investment income (loss)...................................................                     79,826
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                  1,212,421
   Realized capital gain (loss) on investments....................................                     81,068
   Change in unrealized appreciation/depreciation on investments during the year..                 (4,176,290)
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                 (2,882,801)
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................  $              (2,802,975)
                                                                                    ==========================


                                                                                         TOPS MANAGED RISK
                                                                                       GROWTH ETF PORTFOLIO
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $               2,209,413
   Expenses:
      Mortality and expense risk charge...........................................                 (1,142,715)
      Other expense charge........................................................                 (1,077,823)
                                                                                    --------------------------
   Net investment income (loss)...................................................                    (11,125)
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                    738,444
   Realized capital gain (loss) on investments....................................                    479,791
   Change in unrealized appreciation/depreciation on investments during the year..                (19,204,214)
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                (17,985,979)
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................  $             (17,997,104)
                                                                                    ==========================

                                                                                         TOPS MANAGED RISK
                                                                                          MODERATE GROWTH
                                                                                           ETF PORTFOLIO
                                                                                    --------------------------

INVESTMENT INCOME (LOSS):
   Dividend distributions.........................................................  $               1,389,061
   Expenses:
      Mortality and expense risk charge...........................................                   (745,526)
      Other expense charge........................................................                   (530,193)
                                                                                    --------------------------
   Net investment income (loss)...................................................                    113,342
                                                                                    --------------------------

NET REALIZED AND UNREALIZED CAPITAL GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions.....................................................                  2,413,963
   Realized capital gain (loss) on investments....................................                    441,887
   Change in unrealized appreciation/depreciation on investments during the year..                (11,234,950)
                                                                                    --------------------------
      Net realized and unrealized capital gain (loss) on investments..............                 (8,379,100)
                                                                                    --------------------------
      Net increase (decrease) in net assets from operations.......................  $              (8,265,758)
                                                                                    ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                             AB VPS GLOBAL
                                                                                          BOND PORTFOLIO (a)
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      (1)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                         (3)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                         (4)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                      1,251
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      1,251
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                      1,247
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                   1,247
                                                                                      ==========================

                                                                                         AMERICAN CENTURY VP
                                                                                        CAPITAL APPRECIATION
                                                                                              FUND (a)
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     (17)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                          1
      Change in unrealized appreciation/depreciation on investments during the year.                         12
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                         (4)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     20,750
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                      5,668
      Other transfers from (to) the general account.................................                       (451)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     25,967
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     25,963
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                  25,963
                                                                                      ==========================


                                                                                         AMERICAN CENTURY VP
                                                                                             GROWTH FUND
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                 (16,605)
      Capital gains distributions...................................................                    172,338
      Realized capital gain (loss) on sales of fund shares..........................                     40,296
      Change in unrealized appreciation/depreciation on investments during the year.                    (72,032)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    123,997
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    253,079
      Contract owner maintenance charges............................................                    (48,822)
      Terminations and withdrawals..................................................                    (83,293)
      Annuity payments..............................................................                    (15,761)
      Transfers between sub-accounts, net...........................................                   (288,346)
      Other transfers from (to) the general account.................................                       (504)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   (183,647)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    (59,650)
      Net assets at beginning of year...............................................                  2,932,287
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,872,637
                                                                                      ==========================


                                                                                         AMERICAN CENTURY VP
                                                                                            MID CAP VALUE
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  11,047
      Capital gains distributions...................................................                     69,883
      Realized capital gain (loss) on sales of fund shares..........................                     23,055
      Change in unrealized appreciation/depreciation on investments during the year.                   (148,508)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (44,523)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    408,648
      Contract owner maintenance charges............................................                    (21,912)
      Terminations and withdrawals..................................................                   (125,627)
      Annuity payments..............................................................                    (24,906)
      Transfers between sub-accounts, net...........................................                    308,301
      Other transfers from (to) the general account.................................                     (2,617)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    541,887
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    497,364
      Net assets at beginning of year...............................................                  1,368,132
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,865,496
                                                                                      ==========================


                                                                                         AMERICAN CENTURY VP
                                                                                             VALUE FUND
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  13,788
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      9,197
      Change in unrealized appreciation/depreciation on investments during the year.                    (78,996)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (56,011)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     85,106
      Contract owner maintenance charges............................................                     (8,790)
      Terminations and withdrawals..................................................                    (34,357)
      Annuity payments..............................................................                    (11,729)
      Transfers between sub-accounts, net...........................................                    251,328
      Other transfers from (to) the general account.................................                       (741)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    280,817
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    224,806
      Net assets at beginning of year...............................................                    976,779
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,201,585
                                                                                      ==========================

(a)    New Sub-Account. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                           AMERICAN FUNDS
                                                                                          GLOBAL GROWTH AND
                                                                                             INCOME FUND
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  16,944
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      2,984
      Change in unrealized appreciation/depreciation on investments during the year.                    (69,310)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (49,382)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    213,157
      Contract owner maintenance charges............................................                    (13,739)
      Terminations and withdrawals..................................................                    (86,080)
      Annuity payments..............................................................                   (225,149)
      Transfers between sub-accounts, net...........................................                    262,137
      Other transfers from (to) the general account.................................                        512
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    150,838
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    101,456
      Net assets at beginning of year...............................................                  1,316,337
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,417,793
                                                                                      ==========================


                                                                                            AMERICAN FUNDS
                                                                                              GROWTH FUND
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                   (544)
      Capital gains distributions...................................................                  1,494,295
      Realized capital gain (loss) on sales of fund shares..........................                     17,397
      Change in unrealized appreciation/depreciation on investments during the year.                 (1,128,137)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    383,011
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,208,651
      Contract owner maintenance charges............................................                   (104,621)
      Terminations and withdrawals..................................................                   (255,486)
      Annuity payments..............................................................                    (17,680)
      Transfers between sub-accounts, net...........................................                    377,969
      Other transfers from (to) the general account.................................                      1,042
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,209,875
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,592,886
      Net assets at beginning of year...............................................                  6,162,299
                                                                                      --------------------------
      Net assets at end of year.....................................................   $              7,755,185
                                                                                      ==========================


                                                                                            AMERICAN FUNDS
                                                                                          GROWTH-INCOME FUND
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  40,310
      Capital gains distributions...................................................                    831,178
      Realized capital gain (loss) on sales of fund shares..........................                     23,627
      Change in unrealized appreciation/depreciation on investments during the year.                   (866,309)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     28,806
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    989,589
      Contract owner maintenance charges............................................                    (77,821)
      Terminations and withdrawals..................................................                   (177,598)
      Annuity payments..............................................................                    (35,101)
      Transfers between sub-accounts, net...........................................                    110,438
      Other transfers from (to) the general account.................................                     (3,351)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    806,156
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    834,962
      Net assets at beginning of year...............................................                  4,993,263
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               5,828,225
                                                                                      ==========================


                                                                                           AMERICAN FUNDS
                                                                                         INTERNATIONAL FUND
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  14,856
      Capital gains distributions...................................................                    131,179
      Realized capital gain (loss) on sales of fund shares..........................                      1,013
      Change in unrealized appreciation/depreciation on investments during the year.                   (277,438)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                   (130,390)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    151,559
      Contract owner maintenance charges............................................                    (37,515)
      Terminations and withdrawals..................................................                    (92,723)
      Annuity payments..............................................................                    (12,787)
      Transfers between sub-accounts, net...........................................                    174,382
      Other transfers from (to) the general account.................................                     (1,008)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    181,908
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     51,518
      Net assets at beginning of year...............................................                  2,219,540
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,271,058
                                                                                      ==========================

                                                                                           AMERICAN FUNDS
                                                                                         MANAGED RISK ASSET
                                                                                           ALLOCATION FUND
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $               3,017,334
      Capital gains distributions...................................................                 11,281,923
      Realized capital gain (loss) on sales of fund shares..........................                  1,621,182
      Change in unrealized appreciation/depreciation on investments during the year.                (27,377,741)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                (11,457,302)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                108,516,850
      Contract owner maintenance charges............................................                (12,095,595)
      Terminations and withdrawals..................................................                (10,650,378)
      Annuity payments..............................................................                 (3,544,079)
      Transfers between sub-accounts, net...........................................                  4,486,561
      Other transfers from (to) the general account.................................                     (6,380)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 86,706,979
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 75,249,677
      Net assets at beginning of year...............................................                488,643,425
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             563,893,102
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                            AMERICAN FUNDS
                                                                                            NEW WORLD FUND
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (1,994)
      Capital gains distributions....................................................                     30,261
      Realized capital gain (loss) on sales of fund shares...........................                    (11,211)
      Change in unrealized appreciation/depreciation on investments during the year..                    (43,840)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (26,784)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    147,951
      Contract owner maintenance charges.............................................                     (2,817)
      Terminations and withdrawals...................................................                     (4,855)
      Annuity payments...............................................................                    (26,672)
      Transfers between sub-accounts, net............................................                     77,990
      Other transfers from (to) the general account..................................                         61
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    191,658
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    164,874
      Net assets at beginning of year................................................                    441,041
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 605,915
                                                                                       ==========================

                                                                                           BLACKROCK CAPITAL
                                                                                        APPRECIATION V.I. FUND
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (9,196)
      Capital gains distributions....................................................                     95,327
      Realized capital gain (loss) on sales of fund shares...........................                     12,830
      Change in unrealized appreciation/depreciation on investments during the year..                    (23,955)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     75,006
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    194,320
      Contract owner maintenance charges.............................................                    (19,681)
      Terminations and withdrawals...................................................                    (21,078)
      Annuity payments...............................................................                      8,231
      Transfers between sub-accounts, net............................................                     10,615
      Other transfers from (to) the general account..................................                       (889)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    171,518
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    246,524
      Net assets at beginning of year................................................                    979,645
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,226,169
                                                                                       ==========================

                                                                                           BLACKROCK EQUITY
                                                                                          DIVIDEND V.I. FUND
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  12,399
      Capital gains distributions....................................................                    105,669
      Realized capital gain (loss) on sales of fund shares...........................                      6,020
      Change in unrealized appreciation/depreciation on investments during the year..                   (146,676)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (22,588)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    286,941
      Contract owner maintenance charges.............................................                    (29,263)
      Terminations and withdrawals...................................................                    (38,182)
      Annuity payments...............................................................                     (9,952)
      Transfers between sub-accounts, net............................................                     89,142
      Other transfers from (to) the general account..................................                        437
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    299,123
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    276,535
      Net assets at beginning of year................................................                  1,537,531
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,814,066
                                                                                       ==========================

                                                                                           BLACKROCK GLOBAL
                                                                                         ALLOCATION V.I. FUND
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   6,838
      Capital gains distributions....................................................                    251,386
      Realized capital gain (loss) on sales of fund shares...........................                   (105,449)
      Change in unrealized appreciation/depreciation on investments during the year..                   (272,404)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                   (119,629)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    749,673
      Contract owner maintenance charges.............................................                    (37,457)
      Terminations and withdrawals...................................................                   (126,361)
      Annuity payments...............................................................                    (21,387)
      Transfers between sub-accounts, net............................................                    609,127
      Other transfers from (to) the general account..................................                       (387)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  1,173,208
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  1,053,579
      Net assets at beginning of year................................................                  2,974,296
                                                                                       --------------------------
      Net assets at end of year......................................................  $               4,027,875
                                                                                       ==========================

                                                                                         BLACKROCK HIGH YIELD
                                                                                               V.I. FUND
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  51,241
      Capital gains distributions....................................................                      8,074
      Realized capital gain (loss) on sales of fund shares...........................                    (16,455)
      Change in unrealized appreciation/depreciation on investments during the year..                   (109,167)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (66,307)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    166,039
      Contract owner maintenance charges.............................................                    (10,140)
      Terminations and withdrawals...................................................                    (27,345)
      Annuity payments...............................................................                    (20,024)
      Transfers between sub-accounts, net............................................                      5,561
      Other transfers from (to) the general account..................................                         54
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    114,145
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                     47,838
      Net assets at beginning of year................................................                  1,144,872
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,192,710
                                                                                       ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                             BLACKROCK U.S.
                                                                                             GOVERNMENT BOND
                                                                                                V.I. FUND
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                   1,212
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                         251
      Change in unrealized appreciation/depreciation on investments during the year..                      (5,724)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                      (4,261)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                      66,318
      Contract owner maintenance charges.............................................                      (1,502)
      Terminations and withdrawals...................................................                     (10,740)
      Annuity payments...............................................................                          --
      Transfers between sub-accounts, net............................................                     210,835
      Other transfers from (to) the general account..................................                           2
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     264,913
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     260,652
      Net assets at beginning of year................................................                     116,986
                                                                                       ---------------------------
      Net assets at end of year......................................................   $                 377,638
                                                                                       ===========================


                                                                                          FRANKLIN INCOME VIP
                                                                                                 FUND
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  63,983
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                    (42,687)
      Change in unrealized appreciation/depreciation on investments during the year..                   (180,462)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                   (159,166)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  1,186,669
      Contract owner maintenance charges.............................................                    (10,635)
      Terminations and withdrawals...................................................                   (150,001)
      Annuity payments...............................................................                   (260,278)
      Transfers between sub-accounts, net............................................                    112,163
      Other transfers from (to) the general account..................................                     (2,122)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    875,796
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    716,630
      Net assets at beginning of year................................................                  1,480,193
                                                                                       --------------------------
      Net assets at end of year......................................................  $               2,196,823
                                                                                       ==========================

                                                                                        FRANKLIN MUTUAL GLOBAL
                                                                                             DISCOVERY VIP
                                                                                               FUND (a)
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                     (16)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                         (1)
      Change in unrealized appreciation/depreciation on investments during the year..                         78
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                         61
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     20,750
      Contract owner maintenance charges.............................................                         --
      Terminations and withdrawals...................................................                         --
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                      4,167
      Other transfers from (to) the general account..................................                       (477)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     24,440
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                     24,501
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $                  24,501
                                                                                       ==========================


                                                                                             FRANKLIN MUTUAL
                                                                                             SHARES VIP FUND
                                                                                                  2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  63,758
      Capital gains distributions....................................................                    204,915
      Realized capital gain (loss) on sales of fund shares...........................                     16,278
      Change in unrealized appreciation/depreciation on investments during the year..                   (449,932)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                   (164,981)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    105,901
      Contract owner maintenance charges.............................................                    (53,997)
      Terminations and withdrawals...................................................                   (192,506)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                    133,367
      Other transfers from (to) the general account..................................                      1,592
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     (5,643)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                   (170,624)
      Net assets at beginning of year................................................                  2,916,616
                                                                                       --------------------------
      Net assets at end of year......................................................  $               2,745,992
                                                                                       ==========================


                                                                                             FRANKLIN RISING
                                                                                           DIVIDENDS VIP FUND
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                   9,875
      Capital gains distributions....................................................                     178,776
      Realized capital gain (loss) on sales of fund shares...........................                       4,870
      Change in unrealized appreciation/depreciation on investments during the year..                    (269,274)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     (75,753)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     282,138
      Contract owner maintenance charges.............................................                     (26,731)
      Terminations and withdrawals...................................................                    (121,308)
      Annuity payments...............................................................                      (8,241)
      Transfers between sub-accounts, net............................................                     (88,558)
      Other transfers from (to) the general account..................................                         597
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                      37,897
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     (37,856)
      Net assets at beginning of year................................................                   1,608,717
                                                                                       ---------------------------
      Net assets at end of year......................................................   $               1,570,861
                                                                                       ===========================

(a)    New Sub-Account. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------




                                                                                          FRANKLIN SMALL CAP
                                                                                            VALUE VIP FUND
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (4,563)
      Capital gains distributions...................................................                    171,012
      Realized capital gain (loss) on sales of fund shares..........................                    (26,703)
      Change in unrealized appreciation/depreciation on investments during the year.                   (253,068)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                   (113,322)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    338,114
      Contract owner maintenance charges............................................                    (16,559)
      Terminations and withdrawals..................................................                   (105,673)
      Annuity payments..............................................................                    (18,922)
      Transfers between sub-accounts, net...........................................                    (16,810)
      Other transfers from (to) the general account.................................                        584
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    180,734
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     67,412
      Net assets at beginning of year...............................................                  1,192,656
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,260,068
                                                                                      ==========================



                                                                                          FRANKLIN STRATEGIC
                                                                                            INCOME VIP FUND
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  62,576
      Capital gains distributions...................................................                     20,045
      Realized capital gain (loss) on sales of fund shares..........................                     (8,939)
      Change in unrealized appreciation/depreciation on investments during the year.                   (134,813)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (61,131)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    110,005
      Contract owner maintenance charges............................................                     (8,000)
      Terminations and withdrawals..................................................                    (25,087)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                     69,215
      Other transfers from (to) the general account.................................                        142
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    146,275
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     85,144
      Net assets at beginning of year...............................................                  1,146,294
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,231,438
                                                                                      ==========================


                                                                                         FVIT AMERICAN FUNDS
                                                                                            MANAGED RISK
                                                                                              PORTFOLIO
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  80,797
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                    178,376
      Change in unrealized appreciation/depreciation on investments during the year.                 (5,916,199)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                 (5,657,026)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 66,185,636
      Contract owner maintenance charges............................................                 (3,575,615)
      Terminations and withdrawals..................................................                 (2,217,477)
      Annuity payments..............................................................                 (3,289,256)
      Transfers between sub-accounts, net...........................................                 23,153,874
      Other transfers from (to) the general account.................................                     (6,065)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 80,251,098
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 74,594,072
      Net assets at beginning of year...............................................                116,516,202
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             191,110,274
                                                                                      ==========================


                                                                                            FVIT BALANCED
                                                                                            MANAGED RISK
                                                                                              PORTFOLIO
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (305,297)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                    106,619
      Change in unrealized appreciation/depreciation on investments during the year.                 (1,568,116)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                 (1,766,794)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 28,464,666
      Contract owner maintenance charges............................................                 (1,619,462)
      Terminations and withdrawals..................................................                 (1,501,851)
      Annuity payments..............................................................                   (643,808)
      Transfers between sub-accounts, net...........................................                 12,960,094
      Other transfers from (to) the general account.................................                      2,531
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 37,662,170
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 35,895,376
      Net assets at beginning of year...............................................                 47,382,535
                                                                                      --------------------------
      Net assets at end of year.....................................................  $              83,277,911
                                                                                      ==========================

                                                                                           FVIT BLACKROCK
                                                                                          GLOBAL ALLOCATION
                                                                                            MANAGED RISK
                                                                                              PORTFOLIO
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $               2,178,820
      Capital gains distributions...................................................                 10,086,058
      Realized capital gain (loss) on sales of fund shares..........................                   (351,746)
      Change in unrealized appreciation/depreciation on investments during the year.                (24,903,030)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                (12,989,898)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 94,083,431
      Contract owner maintenance charges............................................                 (5,229,921)
      Terminations and withdrawals..................................................                 (3,937,382)
      Annuity payments..............................................................                 (2,749,516)
      Transfers between sub-accounts, net...........................................                 26,996,232
      Other transfers from (to) the general account.................................                    (11,772)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                109,151,072
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 96,161,174
      Net assets at beginning of year...............................................                176,429,891
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             272,591,065
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                             FVIT FRANKLIN
                                                                                          DIVIDEND AND INCOME
                                                                                             MANAGED RISK
                                                                                               PORTFOLIO
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                (655,751)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                   (162,202)
      Change in unrealized appreciation/depreciation on investments during the year..                (10,913,449)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                (11,731,402)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                 64,191,247
      Contract owner maintenance charges.............................................                 (3,138,605)
      Terminations and withdrawals...................................................                 (1,967,454)
      Annuity payments...............................................................                 (1,006,081)
      Transfers between sub-accounts, net............................................                 28,109,465
      Other transfers from (to) the general account..................................                    (12,001)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 86,176,571
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                 74,445,169
      Net assets at beginning of year................................................                 87,644,222
                                                                                       --------------------------
      Net assets at end of year......................................................  $             162,089,391
                                                                                       ==========================

                                                                                          FVIT GOLDMAN SACHS
                                                                                            DYNAMIC TRENDS
                                                                                              ALLOCATION
                                                                                             PORTFOLIO (a)
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                 (36,560)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                     (5,427)
      Change in unrealized appreciation/depreciation on investments during the year..                   (433,930)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                   (475,917)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                 14,841,356
      Contract owner maintenance charges.............................................                    (83,853)
      Terminations and withdrawals...................................................                    (24,182)
      Annuity payments...............................................................                    (34,507)
      Transfers between sub-accounts, net............................................                  2,021,397
      Other transfers from (to) the general account..................................                       (913)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 16,719,298
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                 16,243,381
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $              16,243,381
                                                                                       ==========================


                                                                                              FVIT GROWTH
                                                                                             MANAGED RISK
                                                                                               PORTFOLIO
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $              (2,435,156)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                    (74,625)
      Change in unrealized appreciation/depreciation on investments during the year..                (25,161,558)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                (27,671,339)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                204,469,427
      Contract owner maintenance charges.............................................                 (8,715,283)
      Terminations and withdrawals...................................................                 (4,195,468)
      Annuity payments...............................................................                 (2,287,445)
      Transfers between sub-accounts, net............................................                 39,038,976
      Other transfers from (to) the general account..................................                     12,150
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                228,322,357
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                200,651,018
      Net assets at beginning of year................................................                260,764,228
                                                                                       --------------------------
      Net assets at end of year......................................................  $             461,415,246
                                                                                       ==========================


                                                                                              FVIT MODERATE
                                                                                           GROWTH MANAGED RISK
                                                                                                PORTFOLIO
                                                                                                  2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                (551,590)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                     12,385
      Change in unrealized appreciation/depreciation on investments during the year..                 (3,940,525)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                 (4,479,730)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                 55,499,474
      Contract owner maintenance charges.............................................                 (2,325,564)
      Terminations and withdrawals...................................................                 (2,354,063)
      Annuity payments...............................................................                 (1,115,418)
      Transfers between sub-accounts, net............................................                 17,440,928
      Other transfers from (to) the general account..................................                     (7,948)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 67,137,409
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                 62,657,679
      Net assets at beginning of year................................................                 65,007,747
                                                                                       --------------------------
      Net assets at end of year......................................................  $             127,665,426
                                                                                       ==========================


                                                                                               FVIT PIMCO
                                                                                           TACTICAL ALLOCATION
                                                                                              PORTFOLIO (a)
                                                                                                  2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  49,996
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                        694
      Change in unrealized appreciation/depreciation on investments during the year..                   (233,274)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                   (182,584)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  7,470,744
      Contract owner maintenance charges.............................................                    (45,865)
      Terminations and withdrawals...................................................                    (10,438)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                  1,868,525
      Other transfers from (to) the general account..................................                        108
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  9,283,074
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  9,100,490
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               9,100,490
                                                                                       ==========================

(a)    New Sub-Account. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                          FVIT SELECT ADVISOR
                                                                                             MANAGED RISK
                                                                                               PORTFOLIO
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (422,823)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                    104,163
      Change in unrealized appreciation/depreciation on investments during the year.                 (3,846,224)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                 (4,164,884)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 44,062,628
      Contract owner maintenance charges............................................                 (1,931,498)
      Terminations and withdrawals..................................................                 (1,300,553)
      Annuity payments..............................................................                   (501,667)
      Transfers between sub-accounts, net...........................................                 17,980,438
      Other transfers from (to) the general account.................................                      2,786
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 58,312,134
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 54,147,250
      Net assets at beginning of year...............................................                 51,584,258
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             105,731,508
                                                                                      ==========================

                                                                                           FVIT WELLINGTON
                                                                                              RESEARCH
                                                                                            MANAGED RISK
                                                                                            PORTFOLIO (b)
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $              (1,796,205)
      Capital gains distributions...................................................                    221,664
      Realized capital gain (loss) on sales of fund shares..........................                    161,679
      Change in unrealized appreciation/depreciation on investments during the year.                 (3,126,926)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                 (4,539,788)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                160,234,050
      Contract owner maintenance charges............................................                 (4,801,395)
      Terminations and withdrawals..................................................                 (3,058,850)
      Annuity payments..............................................................                 (1,586,785)
      Transfers between sub-accounts, net...........................................                100,038,684
      Other transfers from (to) the general account.................................                     27,372
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                250,853,076
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                246,313,288
      Net assets at beginning of year...............................................                 88,946,458
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             335,259,746
                                                                                      ==========================


                                                                                            GOLDMAN SACHS
                                                                                            GLOBAL TRENDS
                                                                                         ALLOCATION FUND (b)
                                                                                                2015
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                    (75)
      Capital gains distributions...................................................                        73
      Realized capital gain (loss) on sales of fund shares..........................                    (2,315)
      Change in unrealized appreciation/depreciation on investments during the year.                      (297)
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                    (2,614)
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    37,500
      Contract owner maintenance charges............................................                       (27)
      Terminations and withdrawals..................................................                        --
      Annuity payments..............................................................                        --
      Transfers between sub-accounts, net...........................................                   (35,120)
      Other transfers from (to) the general account.................................                         5
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     2,358
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                      (256)
      Net assets at beginning of year...............................................                     3,582
                                                                                      -------------------------
      Net assets at end of year.....................................................  $                  3,326
                                                                                      =========================

                                                                                            GOLDMAN SACHS
                                                                                               GROWTH
                                                                                            OPPORTUNITIES
                                                                                              FUND (a)
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      (1)
      Capital gains distributions...................................................                         60
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                        (83)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                        (24)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                      1,502
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      1,502
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                      1,478
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                   1,478
                                                                                      ==========================

                                                                                             GOLDMAN SACHS
                                                                                            MULTI-STRATEGY
                                                                                             ALTERNATIVES
                                                                                               PORTFOLIO
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                  2,248
      Capital gains distributions...................................................                        328
      Realized capital gain (loss) on sales of fund shares..........................                       (515)
      Change in unrealized appreciation/depreciation on investments during the year.                    (15,024)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (12,963)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     37,800
      Contract owner maintenance charges............................................                     (1,389)
      Terminations and withdrawals..................................................                       (571)
      Annuity payments..............................................................                     (4,790)
      Transfers between sub-accounts, net...........................................                      3,522
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     34,572
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     21,609
      Net assets at beginning of year...............................................                    193,502
                                                                                      --------------------------
      Net assets at end of year.....................................................   $                215,111
                                                                                      ==========================

(a)    New Sub-Account. See Note 1.

(b)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                            GOLDMAN SACHS
                                                                                          SMALL CAP EQUITY
                                                                                          INSIGHTS FUND (a)
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      --
      Capital gains distributions...................................................                         62
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                        (94)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                        (32)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                      1,001
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      1,001
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                        969
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                     969
                                                                                      ==========================

                                                                                             GOLDMAN SACHS
                                                                                           STRATEGIC INCOME
                                                                                                 FUND
                                                                                                 2015
                                                                                      ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                   8,327
      Capital gains distributions...................................................                          --
      Realized capital gain (loss) on sales of fund shares..........................                      (1,117)
      Change in unrealized appreciation/depreciation on investments during the year.                     (20,672)
                                                                                      ---------------------------
      Net increase (decrease) in net assets from operations.........................                     (13,462)
                                                                                      ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                      63,997
      Contract owner maintenance charges............................................                      (2,637)
      Terminations and withdrawals..................................................                        (559)
      Annuity payments..............................................................                      (9,637)
      Transfers between sub-accounts, net...........................................                      15,553
      Other transfers from (to) the general account.................................                          14
                                                                                      ---------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      66,731
                                                                                      ---------------------------
      Net increase (decrease) in net assets.........................................                      53,269
      Net assets at beginning of year...............................................                     416,683
                                                                                      ---------------------------
      Net assets at end of year.....................................................   $                 469,952
                                                                                      ===========================

                                                                                           HARTFORD CAPITAL
                                                                                             APPRECIATION
                                                                                               HLS FUND
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (3,372)
      Capital gains distributions...................................................                    586,863
      Realized capital gain (loss) on sales of fund shares..........................                    (31,324)
      Change in unrealized appreciation/depreciation on investments during the year.                   (576,699)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (24,532)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    485,706
      Contract owner maintenance charges............................................                    (32,525)
      Terminations and withdrawals..................................................                   (136,065)
      Annuity payments..............................................................                   (113,955)
      Transfers between sub-accounts, net...........................................                  1,180,405
      Other transfers from (to) the general account.................................                      6,163
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,389,729
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,365,197
      Net assets at beginning of year...............................................                  1,966,352
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               3,331,549
                                                                                      ==========================

                                                                                               HARTFORD
                                                                                          DIVIDEND AND GROWTH
                                                                                               HLS FUND
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  24,106
      Capital gains distributions...................................................                    375,173
      Realized capital gain (loss) on sales of fund shares..........................                    (12,075)
      Change in unrealized appreciation/depreciation on investments during the year.                   (439,139)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (51,935)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    189,918
      Contract owner maintenance charges............................................                    (33,585)
      Terminations and withdrawals..................................................                    (84,876)
      Annuity payments..............................................................                    (12,987)
      Transfers between sub-accounts, net...........................................                    583,938
      Other transfers from (to) the general account.................................                      4,017
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    646,425
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    594,490
      Net assets at beginning of year...............................................                  2,183,053
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,777,543
                                                                                      ==========================

                                                                                            HARTFORD GROWTH
                                                                                             OPPORTUNITIES
                                                                                               HLS FUND
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                 (2,378)
      Capital gains distributions...................................................                     39,302
      Realized capital gain (loss) on sales of fund shares..........................                        851
      Change in unrealized appreciation/depreciation on investments during the year.                    (15,043)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     22,732
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                     (1,505)
      Terminations and withdrawals..................................................                    (39,227)
      Annuity payments..............................................................                    (13,668)
      Transfers between sub-accounts, net...........................................                     60,295
      Other transfers from (to) the general account.................................                          8
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      5,903
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     28,635
      Net assets at beginning of year...............................................                    209,642
                                                                                      --------------------------
      Net assets at end of year.....................................................   $                238,277
                                                                                      ==========================

(a)    New Sub-Account. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                           HARTFORD HIGH YIELD
                                                                                                HLS FUND
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   19,698
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                      (6,028)
      Change in unrealized appreciation/depreciation on investments during the year..                     (36,954)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     (23,284)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     105,069
      Contract owner maintenance charges.............................................                      (1,946)
      Terminations and withdrawals...................................................                     (25,749)
      Annuity payments...............................................................                          --
      Transfers between sub-accounts, net............................................                      95,799
      Other transfers from (to) the general account..................................                          94
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     173,267
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     149,983
      Net assets at beginning of year................................................                     203,491
                                                                                       ---------------------------
      Net assets at end of year......................................................  $                  353,474
                                                                                       ===========================

                                                                                         HARTFORD INTERNATIONAL
                                                                                              OPPORTUNITIES
                                                                                                HLS FUND
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                   3,260
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                      10,170
      Change in unrealized appreciation/depreciation on investments during the year..                      (9,251)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                       4,179
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     181,785
      Contract owner maintenance charges.............................................                     (13,763)
      Terminations and withdrawals...................................................                     (34,534)
      Annuity payments...............................................................                          --
      Transfers between sub-accounts, net............................................                       5,000
      Other transfers from (to) the general account..................................                         549
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     139,037
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     143,216
      Net assets at beginning of year................................................                     744,933
                                                                                       ---------------------------
      Net assets at end of year......................................................   $                 888,149
                                                                                       ===========================

                                                                                           HARTFORD PORTFOLIO
                                                                                               DIVERSIFIER
                                                                                                HLS FUND
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                   6,557
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                    (193,614)
      Change in unrealized appreciation/depreciation on investments during the year..                    (553,037)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                    (740,094)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     284,677
      Contract owner maintenance charges.............................................                    (698,055)
      Terminations and withdrawals...................................................                  (1,331,191)
      Annuity payments...............................................................                     (24,181)
      Transfers between sub-accounts, net............................................                  (2,168,358)
      Other transfers from (to) the general account..................................                       2,946
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  (3,934,162)
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                  (4,674,256)
      Net assets at beginning of year................................................                  31,608,449
                                                                                       ---------------------------
      Net assets at end of year......................................................   $              26,934,193
                                                                                       ===========================


                                                                                         HARTFORD TOTAL RETURN
                                                                                             BOND HLS FUND
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  32,627
      Capital gains distributions....................................................                     41,033
      Realized capital gain (loss) on sales of fund shares...........................                     (5,265)
      Change in unrealized appreciation/depreciation on investments during the year..                    (99,024)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (30,629)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    221,758
      Contract owner maintenance charges.............................................                    (14,052)
      Terminations and withdrawals...................................................                    (16,026)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                    209,073
      Other transfers from (to) the general account..................................                        (23)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    400,730
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    370,101
      Net assets at beginning of year................................................                  1,479,950
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,850,051
                                                                                       ==========================


                                                                                             HARTFORD VALUE
                                                                                                HLS FUND
                                                                                                  2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   3,303
      Capital gains distributions....................................................                     15,937
      Realized capital gain (loss) on sales of fund shares...........................                      3,781
      Change in unrealized appreciation/depreciation on investments during the year..                    (44,118)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (21,097)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    121,563
      Contract owner maintenance charges.............................................                     (6,169)
      Terminations and withdrawals...................................................                    (14,699)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                    100,321
      Other transfers from (to) the general account..................................                       (453)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    200,563
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    179,466
      Net assets at beginning of year................................................                    322,606
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 502,072
                                                                                       ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-44

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                             HIMCO VIT INDEX
                                                                                                  FUND
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                 (16,072)
      Capital gains distributions....................................................                      28,255
      Realized capital gain (loss) on sales of fund shares...........................                      65,567
      Change in unrealized appreciation/depreciation on investments during the year..                     (63,418)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                      14,332
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                       6,825
      Contract owner maintenance charges.............................................                     (54,847)
      Terminations and withdrawals...................................................                     (31,182)
      Annuity payments...............................................................                     (13,123)
      Transfers between sub-accounts, net............................................                    (197,638)
      Other transfers from (to) the general account..................................                      (9,929)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    (299,894)
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                    (285,562)
      Net assets at beginning of year................................................                   2,599,217
                                                                                       ---------------------------
      Net assets at end of year......................................................   $               2,313,655
                                                                                       ===========================

                                                                                             HUNTINGTON VA
                                                                                           DIVIDEND CAPTURE
                                                                                                 FUND
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  23,856
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      4,436
      Change in unrealized appreciation/depreciation on investments during the year..                    (50,395)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (22,103)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     20,000
      Contract owner maintenance charges.............................................                    (18,225)
      Terminations and withdrawals...................................................                    (14,647)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                   (102,505)
      Other transfers from (to) the general account..................................                         10
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                   (115,367)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                   (137,470)
      Net assets at beginning of year................................................                    772,695
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 635,225
                                                                                       ==========================

                                                                                             HUNTINGTON VA
                                                                                         INTERNATIONAL EQUITY
                                                                                               FUND (c)
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   4,734
      Capital gains distributions....................................................                     56,060
      Realized capital gain (loss) on sales of fund shares...........................                    (55,455)
      Change in unrealized appreciation/depreciation on investments during the year..                        650
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                      5,989
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                         --
      Contract owner maintenance charges.............................................                       (960)
      Terminations and withdrawals...................................................                       (211)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                   (208,967)
      Other transfers from (to) the general account..................................                         (6)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                   (210,144)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                   (204,155)
      Net assets at beginning of year................................................                    204,155
                                                                                       --------------------------
      Net assets at end of year......................................................  $                      --
                                                                                       ==========================


                                                                                           HUNTINGTON VA SITUS
                                                                                                  FUND
                                                                                                  2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                     (19)
      Capital gains distributions....................................................                      2,281
      Realized capital gain (loss) on sales of fund shares...........................                       (297)
      Change in unrealized appreciation/depreciation on investments during the year..                     (3,271)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     (1,306)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                         --
      Contract owner maintenance charges.............................................                       (152)
      Terminations and withdrawals...................................................                         --
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                     (4,507)
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     (4,659)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                     (5,965)
      Net assets at beginning of year................................................                     21,906
                                                                                       --------------------------
      Net assets at end of year......................................................  $                  15,941
                                                                                       ==========================

                                                                                          INVESCO V.I. BALANCED
                                                                                             RISK ALLOCATION
                                                                                                  FUND
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                  56,329
      Capital gains distributions....................................................                     157,469
      Realized capital gain (loss) on sales of fund shares...........................                      (8,483)
      Change in unrealized appreciation/depreciation on investments during the year..                    (297,696)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     (92,381)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     171,267
      Contract owner maintenance charges.............................................                     (11,264)
      Terminations and withdrawals...................................................                     (48,675)
      Annuity payments...............................................................                          --
      Transfers between sub-accounts, net............................................                     148,670
      Other transfers from (to) the general account..................................                         240
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     260,238
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     167,857
      Net assets at beginning of year................................................                   1,521,074
                                                                                       ---------------------------
      Net assets at end of year......................................................   $               1,688,931
                                                                                       ===========================

(c)    Liquidation. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                          INVESCO V.I. CORE
                                                                                             EQUITY FUND
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     751
      Capital gains distributions...................................................                     79,538
      Realized capital gain (loss) on sales of fund shares..........................                      3,126
      Change in unrealized appreciation/depreciation on investments during the year.                   (132,338)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (48,923)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    110,190
      Contract owner maintenance charges............................................                    (10,372)
      Terminations and withdrawals..................................................                    (30,530)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                     36,172
      Other transfers from (to) the general account.................................                       (627)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    104,833
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     55,910
      Net assets at beginning of year...............................................                    693,890
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 749,800
                                                                                      ==========================

                                                                                            INVESCO V.I.
                                                                                        INTERNATIONAL GROWTH
                                                                                                FUND
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   9,554
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     32,962
      Change in unrealized appreciation/depreciation on investments during the year.                    (90,134)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (47,618)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     82,317
      Contract owner maintenance charges............................................                    (36,316)
      Terminations and withdrawals..................................................                    (83,994)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                   (178,030)
      Other transfers from (to) the general account.................................                       (528)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   (216,551)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                   (264,169)
      Net assets at beginning of year...............................................                  2,146,442
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,882,273
                                                                                      ==========================

                                                                                             INVESCO V.I.
                                                                                             MID CAP CORE
                                                                                              EQUITY FUND
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (6,164)
      Capital gains distributions...................................................                     82,100
      Realized capital gain (loss) on sales of fund shares..........................                    (10,913)
      Change in unrealized appreciation/depreciation on investments during the year.                   (115,216)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (50,193)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    324,600
      Contract owner maintenance charges............................................                     (4,371)
      Terminations and withdrawals..................................................                     (8,447)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    (13,007)
      Other transfers from (to) the general account.................................                        206
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    298,981
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    248,788
      Net assets at beginning of year...............................................                    576,018
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 824,806
                                                                                      ==========================


                                                                                             INVESCO V.I.
                                                                                           MONEY MARKET FUND
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                 (16,800)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (16,800)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  3,379,246
      Contract owner maintenance charges............................................                    (17,891)
      Terminations and withdrawals..................................................                   (977,893)
      Annuity payments..............................................................                    111,766
      Transfers between sub-accounts, net...........................................                    727,890
      Other transfers from (to) the general account.................................                     (4,213)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  3,218,905
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  3,202,105
      Net assets at beginning of year...............................................                    793,818
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               3,995,923
                                                                                      ==========================


                                                                                       INVESCO V.I. SMALL CAP
                                                                                             EQUITY FUND
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (8,462)
      Capital gains distributions...................................................                    243,612
      Realized capital gain (loss) on sales of fund shares..........................                    (16,749)
      Change in unrealized appreciation/depreciation on investments during the year.                   (317,272)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (98,871)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    319,086
      Contract owner maintenance charges............................................                     (7,969)
      Terminations and withdrawals..................................................                    (13,554)
      Annuity payments..............................................................                   (118,557)
      Transfers between sub-accounts, net...........................................                    300,006
      Other transfers from (to) the general account.................................                       (252)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    478,761
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    379,890
      Net assets at beginning of year...............................................                    741,846
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,121,736
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-46

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                              LORD ABBETT
                                                                                            BOND-DEBENTURE
                                                                                               PORTFOLIO
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  50,313
      Capital gains distributions...................................................                      8,817
      Realized capital gain (loss) on sales of fund shares..........................                     (6,116)
      Change in unrealized appreciation/depreciation on investments during the year.                    (99,774)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (46,760)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    264,692
      Contract owner maintenance charges............................................                     (9,205)
      Terminations and withdrawals..................................................                    (15,030)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    303,404
      Other transfers from (to) the general account.................................                        (60)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    543,801
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    497,041
      Net assets at beginning of year...............................................                  1,003,749
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,500,790
                                                                                      ==========================

                                                                                              LORD ABBETT
                                                                                          FUNDAMENTAL EQUITY
                                                                                               PORTFOLIO
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   6,371
      Capital gains distributions...................................................                    163,991
      Realized capital gain (loss) on sales of fund shares..........................                    (73,645)
      Change in unrealized appreciation/depreciation on investments during the year.                   (175,017)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (78,300)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     60,117
      Contract owner maintenance charges............................................                    (35,157)
      Terminations and withdrawals..................................................                   (128,297)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    (90,406)
      Other transfers from (to) the general account.................................                        346
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   (193,397)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                   (271,697)
      Net assets at beginning of year...............................................                  2,204,213
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,932,516
                                                                                      ==========================

                                                                                         LORD ABBETT GROWTH
                                                                                            OPPORTUNITIES
                                                                                              PORTFOLIO
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (5,393)
      Capital gains distributions...................................................                     79,694
      Realized capital gain (loss) on sales of fund shares..........................                     (9,951)
      Change in unrealized appreciation/depreciation on investments during the year.                    (73,415)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (9,065)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     68,754
      Contract owner maintenance charges............................................                     (6,717)
      Terminations and withdrawals..................................................                     (3,296)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    256,610
      Other transfers from (to) the general account.................................                         31
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    315,382
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    306,317
      Net assets at beginning of year...............................................                    457,333
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 763,650
                                                                                      ==========================

                                                                                             MFS BLENDED
                                                                                            RESEARCH CORE
                                                                                        EQUITY PORTFOLIO (a)
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      (2)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                        (42)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                        (44)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                      3,754
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      3,754
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                      3,710
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                   3,710
                                                                                      ==========================

                                                                                             MFS BLENDED
                                                                                         RESEARCH SMALL CAP
                                                                                        EQUITY PORTFOLIO (a)
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      --
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                        (27)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                        (27)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                      1,000
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      1,000
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                        973
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                     973
                                                                                      ==========================

(a)    New Sub-Account. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------



                                                                                           MFS GROWTH SERIES
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                (19,706)
      Capital gains distributions...................................................                    144,733
      Realized capital gain (loss) on sales of fund shares..........................                     28,285
      Change in unrealized appreciation/depreciation on investments during the year.                    (10,020)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    143,292
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    318,997
      Contract owner maintenance charges............................................                    (31,899)
      Terminations and withdrawals..................................................                    (22,779)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                     77,659
      Other transfers from (to) the general account.................................                       (584)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    341,394
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    484,686
      Net assets at beginning of year...............................................                  2,022,055
                                                                                      --------------------------
      Net assets at end of year.....................................................   $              2,506,741
                                                                                      ==========================

                                                                                           MFS INTERNATIONAL
                                                                                            VALUE PORTFOLIO
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  16,397
      Capital gains distributions...................................................                     15,990
      Realized capital gain (loss) on sales of fund shares..........................                      2,349
      Change in unrealized appreciation/depreciation on investments during the year.                    (18,866)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     15,870
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    242,875
      Contract owner maintenance charges............................................                    (14,720)
      Terminations and withdrawals..................................................                    (12,218)
      Annuity payments..............................................................                    (13,689)
      Transfers between sub-accounts, net...........................................                    477,430
      Other transfers from (to) the general account.................................                        375
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    680,053
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    695,923
      Net assets at beginning of year...............................................                    789,743
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,485,666
                                                                                      ==========================

                                                                                             MFS INVESTORS
                                                                                             TRUST SERIES
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                    (840)
      Capital gains distributions...................................................                     76,862
      Realized capital gain (loss) on sales of fund shares..........................                      4,373
      Change in unrealized appreciation/depreciation on investments during the year.                    (85,385)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (4,990)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     74,679
      Contract owner maintenance charges............................................                     (5,684)
      Terminations and withdrawals..................................................                     (7,452)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    (19,501)
      Other transfers from (to) the general account.................................                         (4)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     42,038
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     37,048
      Net assets at beginning of year...............................................                    659,188
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 696,236
                                                                                      ==========================

                                                                                                MFS NEW
                                                                                           DISCOVERY SERIES
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (7,979)
      Capital gains distributions...................................................                     31,807
      Realized capital gain (loss) on sales of fund shares..........................                    (39,549)
      Change in unrealized appreciation/depreciation on investments during the year.                    (11,783)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (27,504)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     91,359
      Contract owner maintenance charges............................................                    (13,108)
      Terminations and withdrawals..................................................                   (133,322)
      Annuity payments..............................................................                    (13,624)
      Transfers between sub-accounts, net...........................................                    148,985
      Other transfers from (to) the general account.................................                       (236)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     80,054
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     52,550
      Net assets at beginning of year...............................................                    900,999
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 953,549
                                                                                      ==========================


                                                                                           MFS VALUE SERIES
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  29,681
      Capital gains distributions...................................................                    145,502
      Realized capital gain (loss) on sales of fund shares..........................                     34,926
      Change in unrealized appreciation/depreciation on investments during the year.                   (240,813)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (30,704)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    107,927
      Contract owner maintenance charges............................................                    (51,089)
      Terminations and withdrawals..................................................                    (76,705)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                   (168,335)
      Other transfers from (to) the general account.................................                         84
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   (188,118)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                   (218,822)
      Net assets at beginning of year...............................................                  2,321,965
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,103,143
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-48

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                              OPPENHEIMER
                                                                                          GLOBAL FUND/VA (a)
                                                                                                 2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      (1)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                        (14)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                        (15)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                      1,252
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      1,252
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                      1,237
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                   1,237
                                                                                      ==========================

                                                                                           PIMCO ALL ASSET
                                                                                              PORTFOLIO
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  16,033
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     (7,871)
      Change in unrealized appreciation/depreciation on investments during the year.                    (77,030)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (68,868)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     80,076
      Contract owner maintenance charges............................................                     (4,093)
      Terminations and withdrawals..................................................                    (27,753)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                        266
      Other transfers from (to) the general account.................................                        176
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     48,672
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    (20,196)
      Net assets at beginning of year...............................................                    671,715
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 651,519
                                                                                      ==========================

                                                                                            PIMCO GLOBAL
                                                                                       DIVIDEND PORTFOLIO (b)
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  54,632
      Capital gains distributions...................................................                    110,978
      Realized capital gain (loss) on sales of fund shares..........................                     14,448
      Change in unrealized appreciation/depreciation on investments during the year.                   (276,524)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (96,466)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                      1,606
      Contract owner maintenance charges............................................                    (24,683)
      Terminations and withdrawals..................................................                    (25,259)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                     60,934
      Other transfers from (to) the general account.................................                       (311)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     12,287
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    (84,179)
      Net assets at beginning of year...............................................                  1,132,519
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,048,340
                                                                                      ==========================

                                                                                         PIMCO TOTAL RETURN
                                                                                              PORTFOLIO
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  81,082
      Capital gains distributions...................................................                     20,619
      Realized capital gain (loss) on sales of fund shares..........................                     (3,702)
      Change in unrealized appreciation/depreciation on investments during the year.                   (112,970)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (14,971)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    228,858
      Contract owner maintenance charges............................................                    (16,702)
      Terminations and withdrawals..................................................                    (68,401)
      Annuity payments..............................................................                   (369,659)
      Transfers between sub-accounts, net...........................................                     46,690
      Other transfers from (to) the general account.................................                        174
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   (179,040)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                   (194,011)
      Net assets at beginning of year...............................................                  2,147,351
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,953,340
                                                                                      ==========================

                                                                                          PUTNAM VT EQUITY
                                                                                             INCOME FUND
                                                                                                2015
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   7,196
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     10,291
      Change in unrealized appreciation/depreciation on investments during the year.                    (85,201)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (67,714)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    446,578
      Contract owner maintenance charges............................................                    (14,513)
      Terminations and withdrawals..................................................                    (15,499)
      Annuity payments..............................................................                    (13,175)
      Transfers between sub-accounts, net...........................................                    135,660
      Other transfers from (to) the general account.................................                       (790)
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    538,261
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    470,547
      Net assets at beginning of year...............................................                  1,127,858
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,598,405
                                                                                      ==========================

(a)    New Sub-Account. See Note 1.

(b)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                            PUTNAM VT INCOME
                                                                                                  FUND
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   49,706
      Capital gains distributions....................................................                          --
      Realized capital gain (loss) on sales of fund shares...........................                      (8,810)
      Change in unrealized appreciation/depreciation on investments during the year..                     (74,692)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     (33,796)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                      14,129
      Contract owner maintenance charges.............................................                     (12,040)
      Terminations and withdrawals...................................................                     (17,495)
      Annuity payments...............................................................                          --
      Transfers between sub-accounts, net............................................                      17,588
      Other transfers from (to) the general account..................................                          (1)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                       2,181
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     (31,615)
      Net assets at beginning of year................................................                   1,328,702
                                                                                       ---------------------------
      Net assets at end of year......................................................  $                1,297,087
                                                                                       ===========================

                                                                                            PUTNAM VT VOYAGER
                                                                                                  FUND
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                   3,200
      Capital gains distributions....................................................                     192,282
      Realized capital gain (loss) on sales of fund shares...........................                      16,059
      Change in unrealized appreciation/depreciation on investments during the year..                    (291,200)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     (79,659)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                      54,267
      Contract owner maintenance charges.............................................                     (21,676)
      Terminations and withdrawals...................................................                     (97,341)
      Annuity payments...............................................................                          --
      Transfers between sub-accounts, net............................................                      95,180
      Other transfers from (to) the general account..................................                          (2)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                      30,428
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     (49,231)
      Net assets at beginning of year................................................                   1,280,274
                                                                                       ---------------------------
      Net assets at end of year......................................................   $               1,231,043
                                                                                       ===========================

                                                                                            TEMPLETON FOREIGN
                                                                                             SECURITIES FUND
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                  16,562
      Capital gains distributions....................................................                      25,171
      Realized capital gain (loss) on sales of fund shares...........................                     (16,631)
      Change in unrealized appreciation/depreciation on investments during the year..                     (73,066)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                     (47,964)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                      74,214
      Contract owner maintenance charges.............................................                     (17,238)
      Terminations and withdrawals...................................................                     (29,513)
      Annuity payments...............................................................                          --
      Transfers between sub-accounts, net............................................                     (15,446)
      Other transfers from (to) the general account..................................                        (379)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                      11,638
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                     (36,326)
      Net assets at beginning of year................................................                     846,654
                                                                                       ---------------------------
      Net assets at end of year......................................................   $                 810,328
                                                                                       ===========================

                                                                                           TEMPLETON GLOBAL
                                                                                         BOND SECURITIES FUND
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                 180,544
      Capital gains distributions....................................................                     13,738
      Realized capital gain (loss) on sales of fund shares...........................                    (14,523)
      Change in unrealized appreciation/depreciation on investments during the year..                   (334,134)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                   (154,375)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    210,554
      Contract owner maintenance charges.............................................                    (19,961)
      Terminations and withdrawals...................................................                    (91,426)
      Annuity payments...............................................................                     (2,194)
      Transfers between sub-accounts, net............................................                    297,903
      Other transfers from (to) the general account..................................                     (2,413)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    392,463
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    238,088
      Net assets at beginning of year................................................                  2,717,135
                                                                                       --------------------------
      Net assets at end of year......................................................  $               2,955,223
                                                                                       ==========================

                                                                                            TEMPLETON GROWTH
                                                                                             SECURITIES FUND
                                                                                                  2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  24,613
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      5,731
      Change in unrealized appreciation/depreciation on investments during the year..                   (137,018)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                   (106,674)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    249,860
      Contract owner maintenance charges.............................................                    (35,256)
      Terminations and withdrawals...................................................                   (161,420)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                     10,666
      Other transfers from (to) the general account..................................                        753
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     64,603
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    (42,071)
      Net assets at beginning of year................................................                  1,583,719
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,541,648
                                                                                       ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-50

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  YEAR ENDED DECEMBER 31, 2015
--------------------------------------------------------------------------------


                                                                                            TOPS MANAGED RISK
                                                                                              BALANCED ETF
                                                                                                PORTFOLIO
                                                                                                  2015
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                  79,826
      Capital gains distributions....................................................                   1,212,421
      Realized capital gain (loss) on sales of fund shares...........................                      81,068
      Change in unrealized appreciation/depreciation on investments during the year..                  (4,176,290)
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                  (2,802,975)
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                   1,161,401
      Contract owner maintenance charges.............................................                  (1,272,220)
      Terminations and withdrawals...................................................                  (1,781,595)
      Annuity payments...............................................................                    (254,948)
      Transfers between sub-accounts, net............................................                  (5,205,050)
      Other transfers from (to) the general account..................................                         346
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  (7,352,066)
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                 (10,155,041)
      Net assets at beginning of year................................................                  58,078,237
                                                                                       ---------------------------
      Net assets at end of year......................................................   $              47,923,196
                                                                                       ===========================

                                                                                           TOPS MANAGED RISK
                                                                                              GROWTH ETF
                                                                                               PORTFOLIO
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                 (11,125)
      Capital gains distributions....................................................                    738,444
      Realized capital gain (loss) on sales of fund shares...........................                    479,791
      Change in unrealized appreciation/depreciation on investments during the year..                (19,204,214)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                (17,997,104)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  2,037,737
      Contract owner maintenance charges.............................................                 (4,121,106)
      Terminations and withdrawals...................................................                 (4,329,722)
      Annuity payments...............................................................                 (1,462,857)
      Transfers between sub-accounts, net............................................                (30,799,803)
      Other transfers from (to) the general account..................................                     (9,646)
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                (38,685,397)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                (56,682,501)
      Net assets at beginning of year................................................                206,071,238
                                                                                       --------------------------
      Net assets at end of year......................................................  $             149,388,737
                                                                                       ==========================

                                                                                           TOPS MANAGED RISK
                                                                                            MODERATE GROWTH
                                                                                             ETF PORTFOLIO
                                                                                                 2015
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                 113,342
      Capital gains distributions....................................................                  2,413,963
      Realized capital gain (loss) on sales of fund shares...........................                    441,887
      Change in unrealized appreciation/depreciation on investments during the year..                (11,234,950)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                 (8,265,758)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  3,527,708
      Contract owner maintenance charges.............................................                 (2,680,163)
      Terminations and withdrawals...................................................                 (5,007,905)
      Annuity payments...............................................................                 (1,996,304)
      Transfers between sub-accounts, net............................................                (13,536,532)
      Other transfers from (to) the general account..................................                     19,716
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                (19,673,480)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                (27,939,238)
      Net assets at beginning of year................................................                128,858,944
                                                                                       --------------------------
      Net assets at end of year......................................................  $             100,919,706
                                                                                       ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                           AB VPS GLOBAL
                                                                                        BOND PORTFOLIO (a)
                                                                                               2014
                                                                                     ------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                     --
      Capital gains distributions..................................................                        --
      Realized capital gain (loss) on sales of fund shares.........................                        --
      Change in unrealized appreciation/depreciation on investments during the year                        --
                                                                                     ------------------------
      Net increase (decrease) in net assets from operations........................                        --
                                                                                     ------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                        --
      Contract owner maintenance charges...........................................                        --
      Terminations and withdrawals.................................................                        --
      Annuity payments.............................................................                        --
      Transfers between sub-accounts, net..........................................                        --
      Other transfers from (to) the general account................................                        --
                                                                                     ------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                        --
                                                                                     ------------------------
      Net increase (decrease) in net assets........................................                        --
      Net assets at beginning of year..............................................                        --
                                                                                     ------------------------
      Net assets at end of year....................................................  $                     --
                                                                                     ========================

                                                                                        AMERICAN CENTURY VP
                                                                                       CAPITAL APPRECIATION
                                                                                             FUND (a)
                                                                                               2014
                                                                                     -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                      --
      Capital gains distributions..................................................                         --
      Realized capital gain (loss) on sales of fund shares.........................                         --
      Change in unrealized appreciation/depreciation on investments during the year                         --
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................                         --
                                                                                     -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                         --
      Contract owner maintenance charges...........................................                         --
      Terminations and withdrawals.................................................                         --
      Annuity payments.............................................................                         --
      Transfers between sub-accounts, net..........................................                         --
      Other transfers from (to) the general account................................                         --
                                                                                     -------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                         --
                                                                                     -------------------------
      Net increase (decrease) in net assets........................................                         --
      Net assets at beginning of year..............................................                         --
                                                                                     -------------------------
      Net assets at end of year....................................................  $                      --
                                                                                     =========================


                                                                                         AMERICAN CENTURY VP
                                                                                             GROWTH FUND
                                                                                                2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                 (17,657)
      Capital gains distributions..................................................                    337,022
      Realized capital gain (loss) on sales of fund shares.........................                     68,469
      Change in unrealized appreciation/depreciation on investments during the year                   (111,205)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                    276,629
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                    335,658
      Contract owner maintenance charges...........................................                    (51,325)
      Terminations and withdrawals.................................................                    (34,523)
      Annuity payments.............................................................                         --
      Transfers between sub-accounts, net..........................................                     93,879
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                    343,689
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                    620,318
      Net assets at beginning of year..............................................                  2,311,969
                                                                                     --------------------------
      Net assets at end of year....................................................  $               2,932,287
                                                                                     ==========================


                                                                                        AMERICAN CENTURY VP
                                                                                           MID CAP VALUE
                                                                                               2014
                                                                                     -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                  1,354
      Capital gains distributions..................................................                    50,351
      Realized capital gain (loss) on sales of fund shares.........................                    15,790
      Change in unrealized appreciation/depreciation on investments during the year                    72,539
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................                   140,034
                                                                                     -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                   564,351
      Contract owner maintenance charges...........................................                   (15,273)
      Terminations and withdrawals.................................................                   (16,733)
      Annuity payments.............................................................                        --
      Transfers between sub-accounts, net..........................................                    89,773
      Other transfers from (to) the general account................................                        --
                                                                                     -------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                   622,118
                                                                                     -------------------------
      Net increase (decrease) in net assets........................................                   762,152
      Net assets at beginning of year..............................................                   605,980
                                                                                     -------------------------
      Net assets at end of year....................................................  $              1,368,132
                                                                                     =========================


                                                                                        AMERICAN CENTURY VP
                                                                                            VALUE FUND
                                                                                               2014
                                                                                     -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                  4,148
      Capital gains distributions..................................................                        --
      Realized capital gain (loss) on sales of fund shares.........................                     9,290
      Change in unrealized appreciation/depreciation on investments during the year                    71,526
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................                    84,964
                                                                                     -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                   244,274
      Contract owner maintenance charges...........................................                    (6,117)
      Terminations and withdrawals.................................................                    (7,857)
      Annuity payments.............................................................                        --
      Transfers between sub-accounts, net..........................................                    94,511
      Other transfers from (to) the general account................................                        --
                                                                                     -------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                   324,811
                                                                                     -------------------------
      Net increase (decrease) in net assets........................................                   409,775
      Net assets at beginning of year..............................................                   567,004
                                                                                     -------------------------
      Net assets at end of year....................................................  $                976,779
                                                                                     =========================

(a)    New Sub-Account. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-52

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                           AMERICAN FUNDS
                                                                                          GLOBAL GROWTH AND
                                                                                             INCOME FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  43,522
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     (3,551)
      Change in unrealized appreciation/depreciation on investments during the year.                     (7,846)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     32,125
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    832,431
      Contract owner maintenance charges............................................                     (7,200)
      Terminations and withdrawals..................................................                       (835)
      Annuity payments..............................................................                    (58,944)
      Transfers between sub-accounts, net...........................................                    (38,468)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    726,984
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    759,109
      Net assets at beginning of year...............................................                    557,228
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,316,337
                                                                                      ==========================


                                                                                           AMERICAN FUNDS
                                                                                             GROWTH FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  21,925
      Capital gains distributions...................................................                    280,572
      Realized capital gain (loss) on sales of fund shares..........................                     97,238
      Change in unrealized appreciation/depreciation on investments during the year.                     19,468
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    419,203
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,515,197
      Contract owner maintenance charges............................................                   (102,320)
      Terminations and withdrawals..................................................                    (86,765)
      Annuity payments..............................................................                    (20,219)
      Transfers between sub-accounts, net...........................................                   (295,072)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,010,821
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,430,024
      Net assets at beginning of year...............................................                  4,732,275
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               6,162,299
                                                                                      ==========================


                                                                                            AMERICAN FUNDS
                                                                                          GROWTH-INCOME FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  29,345
      Capital gains distributions...................................................                    189,103
      Realized capital gain (loss) on sales of fund shares..........................                     93,830
      Change in unrealized appreciation/depreciation on investments during the year.                     73,516
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    385,794
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,617,389
      Contract owner maintenance charges............................................                    (73,548)
      Terminations and withdrawals..................................................                    (35,310)
      Annuity payments..............................................................                    (80,614)
      Transfers between sub-accounts, net...........................................                     80,434
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,508,351
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,894,145
      Net assets at beginning of year...............................................                  3,099,118
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               4,993,263
                                                                                      ==========================


                                                                                            AMERICAN FUNDS
                                                                                          INTERNATIONAL FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  14,612
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     22,103
      Change in unrealized appreciation/depreciation on investments during the year.                   (123,463)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (86,748)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    281,960
      Contract owner maintenance charges............................................                    (37,803)
      Terminations and withdrawals..................................................                   (135,859)
      Annuity payments..............................................................                    (10,003)
      Transfers between sub-accounts, net...........................................                    260,431
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    358,726
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    271,978
      Net assets at beginning of year...............................................                  1,947,562
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,219,540
                                                                                      ==========================

                                                                                            AMERICAN FUNDS
                                                                                          MANAGED RISK ASSET
                                                                                            ALLOCATION FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $              (2,915,385)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                  1,078,000
      Change in unrealized appreciation/depreciation on investments during the year.                  9,498,140
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  7,660,755
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                286,294,196
      Contract owner maintenance charges............................................                 (6,833,246)
      Terminations and withdrawals..................................................                 (4,210,955)
      Annuity payments..............................................................                 (3,506,879)
      Transfers between sub-accounts, net...........................................                 44,877,013
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                316,620,129
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                324,280,884
      Net assets at beginning of year...............................................                164,362,541
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             488,643,425
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                            AMERICAN FUNDS
                                                                                            NEW WORLD FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     812
      Capital gains distributions...................................................                     36,377
      Realized capital gain (loss) on sales of fund shares..........................                    (14,595)
      Change in unrealized appreciation/depreciation on investments during the year.                    (68,086)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (45,492)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    336,698
      Contract owner maintenance charges............................................                     (1,204)
      Terminations and withdrawals..................................................                    (11,971)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    (15,096)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    308,427
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    262,935
      Net assets at beginning of year...............................................                    178,106
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 441,041
                                                                                      ==========================

                                                                                           BLACKROCK CAPITAL
                                                                                        APPRECIATION V.I. FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (7,588)
      Capital gains distributions...................................................                    157,527
      Realized capital gain (loss) on sales of fund shares..........................                     10,436
      Change in unrealized appreciation/depreciation on investments during the year.                    (80,600)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     79,775
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    233,499
      Contract owner maintenance charges............................................                    (21,872)
      Terminations and withdrawals..................................................                    (15,443)
      Annuity payments..............................................................                    (16,128)
      Transfers between sub-accounts, net...........................................                   (258,343)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    (78,287)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                      1,488
      Net assets at beginning of year...............................................                    978,157
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 979,645
                                                                                      ==========================

                                                                                          BLACKROCK EQUITY
                                                                                         DIVIDEND V.I. FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  12,908
      Capital gains distributions...................................................                     94,544
      Realized capital gain (loss) on sales of fund shares..........................                     42,275
      Change in unrealized appreciation/depreciation on investments during the year.                    (19,843)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    129,884
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    258,248
      Contract owner maintenance charges............................................                    (34,426)
      Terminations and withdrawals..................................................                    (23,266)
      Annuity payments..............................................................                    (24,128)
      Transfers between sub-accounts, net...........................................                   (444,946)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   (268,518)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                   (138,634)
      Net assets at beginning of year...............................................                  1,676,165
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,537,531
                                                                                      ==========================

                                                                                          BLACKROCK GLOBAL
                                                                                        ALLOCATION V.I. FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  43,261
      Capital gains distributions...................................................                    251,835
      Realized capital gain (loss) on sales of fund shares..........................                      4,441
      Change in unrealized appreciation/depreciation on investments during the year.                   (263,329)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     36,208
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                  1,162,155
      Contract owner maintenance charges............................................                    (17,528)
      Terminations and withdrawals..................................................                    (20,444)
      Annuity payments..............................................................                   (155,935)
      Transfers between sub-accounts, net...........................................                    721,315
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,689,563
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,725,771
      Net assets at beginning of year...............................................                  1,248,525
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,974,296
                                                                                      ==========================

                                                                                        BLACKROCK HIGH YIELD
                                                                                              V.I. FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  33,661
      Capital gains distributions...................................................                      5,828
      Realized capital gain (loss) on sales of fund shares..........................                        676
      Change in unrealized appreciation/depreciation on investments during the year.                    (42,996)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (2,831)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    635,887
      Contract owner maintenance charges............................................                     (5,880)
      Terminations and withdrawals..................................................                    (21,646)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                     54,954
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    663,315
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    660,484
      Net assets at beginning of year...............................................                    484,388
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,144,872
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-54

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                          BLACKROCK U.S.
                                                                                          GOVERNMENT BOND
                                                                                             V.I. FUND
                                                                                               2014
                                                                                     -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                    452
      Capital gains distributions..................................................                        --
      Realized capital gain (loss) on sales of fund shares.........................                       252
      Change in unrealized appreciation/depreciation on investments during the year                     2,749
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................                     3,453
                                                                                     -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                    40,716
      Contract owner maintenance charges...........................................                      (174)
      Terminations and withdrawals.................................................                   (28,314)
      Annuity payments.............................................................                        --
      Transfers between sub-accounts, net..........................................                     2,786
      Other transfers from (to) the general account................................                        --
                                                                                     -------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                    15,014
                                                                                     -------------------------
      Net increase (decrease) in net assets........................................                    18,467
      Net assets at beginning of year..............................................                    98,519
                                                                                     -------------------------
      Net assets at end of year....................................................  $                116,986
                                                                                     =========================


                                                                                        FRANKLIN INCOME VIP
                                                                                               FUND
                                                                                               2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                  40,118
      Capital gains distributions..................................................                         --
      Realized capital gain (loss) on sales of fund shares.........................                     (3,488)
      Change in unrealized appreciation/depreciation on investments during the year                    (40,701)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                     (4,071)
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                  1,203,702
      Contract owner maintenance charges...........................................                     (5,954)
      Terminations and withdrawals.................................................                   (142,750)
      Annuity payments.............................................................                   (117,339)
      Transfers between sub-accounts, net..........................................                    131,289
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                  1,068,948
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                  1,064,877
      Net assets at beginning of year..............................................                    415,316
                                                                                     --------------------------
      Net assets at end of year....................................................  $               1,480,193
                                                                                     ==========================

                                                                                       FRANKLIN MUTUAL GLOBAL
                                                                                            DISCOVERY VIP
                                                                                              FUND (a)
                                                                                                2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................   $                     --
      Capital gains distributions..................................................                         --
      Realized capital gain (loss) on sales of fund shares.........................                         --
      Change in unrealized appreciation/depreciation on investments during the year                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                         --
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                         --
      Contract owner maintenance charges...........................................                         --
      Terminations and withdrawals.................................................                         --
      Annuity payments.............................................................                         --
      Transfers between sub-accounts, net..........................................                         --
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                         --
      Net assets at beginning of year..............................................                         --
                                                                                     --------------------------
      Net assets at end of year....................................................   $                     --
                                                                                     ==========================


                                                                                           FRANKLIN MUTUAL
                                                                                           SHARES VIP FUND
                                                                                                2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................   $                 34,004
      Capital gains distributions..................................................                     16,561
      Realized capital gain (loss) on sales of fund shares.........................                     73,406
      Change in unrealized appreciation/depreciation on investments during the year                     58,985
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                    182,956
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                    303,333
      Contract owner maintenance charges...........................................                    (60,536)
      Terminations and withdrawals.................................................                   (373,329)
      Annuity payments.............................................................                         --
      Transfers between sub-accounts, net..........................................                    496,615
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                    366,083
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                    549,039
      Net assets at beginning of year..............................................                  2,367,577
                                                                                     --------------------------
      Net assets at end of year....................................................   $              2,916,616
                                                                                     ==========================


                                                                                          FRANKLIN RISING
                                                                                        DIVIDENDS VIP FUND
                                                                                               2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                   7,280
      Capital gains distributions..................................................                     30,659
      Realized capital gain (loss) on sales of fund shares.........................                     28,646
      Change in unrealized appreciation/depreciation on investments during the year                     56,521
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                    123,106
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                    669,367
      Contract owner maintenance charges...........................................                    (29,530)
      Terminations and withdrawals.................................................                   (150,567)
      Annuity payments.............................................................                         --
      Transfers between sub-accounts, net..........................................                    (63,404)
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                    425,866
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                    548,972
      Net assets at beginning of year..............................................                  1,059,745
                                                                                     --------------------------
      Net assets at end of year....................................................  $               1,608,717
                                                                                     ==========================

(a)    New Sub-Account. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------




                                                                                          FRANKLIN SMALL CAP
                                                                                            VALUE VIP FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (4,467)
      Capital gains distributions...................................................                     75,874
      Realized capital gain (loss) on sales of fund shares..........................                      5,182
      Change in unrealized appreciation/depreciation on investments during the year.                    (78,379)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (1,790)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    311,406
      Contract owner maintenance charges............................................                    (17,520)
      Terminations and withdrawals..................................................                    (81,841)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    133,547
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    345,592
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    343,802
      Net assets at beginning of year...............................................                    848,854
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,192,656
                                                                                      ==========================



                                                                                          FRANKLIN STRATEGIC
                                                                                            INCOME VIP FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  20,670
      Capital gains distributions...................................................                      9,333
      Realized capital gain (loss) on sales of fund shares..........................                       (287)
      Change in unrealized appreciation/depreciation on investments during the year.                    (42,578)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (12,862)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    647,185
      Contract owner maintenance charges............................................                     (5,070)
      Terminations and withdrawals..................................................                     (8,688)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    182,176
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    815,603
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    802,741
      Net assets at beginning of year...............................................                    343,553
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,146,294
                                                                                      ==========================


                                                                                         FVIT AMERICAN FUNDS
                                                                                            MANAGED RISK
                                                                                              PORTFOLIO
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (354,795)
      Capital gains distributions...................................................                      3,462
      Realized capital gain (loss) on sales of fund shares..........................                     75,599
      Change in unrealized appreciation/depreciation on investments during the year.                  2,286,992
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  2,011,258
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 85,115,689
      Contract owner maintenance charges............................................                   (934,174)
      Terminations and withdrawals..................................................                   (398,961)
      Annuity payments..............................................................                 (1,382,480)
      Transfers between sub-accounts, net...........................................                 25,642,380
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                108,042,454
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                110,053,712
      Net assets at beginning of year...............................................                  6,462,490
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             116,516,202
                                                                                      ==========================


                                                                                            FVIT BALANCED
                                                                                            MANAGED RISK
                                                                                              PORTFOLIO
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (143,417)
      Capital gains distributions...................................................                        265
      Realized capital gain (loss) on sales of fund shares..........................                     24,951
      Change in unrealized appreciation/depreciation on investments during the year.                  1,023,732
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    905,531
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 38,281,907
      Contract owner maintenance charges............................................                   (305,301)
      Terminations and withdrawals..................................................                   (165,036)
      Annuity payments..............................................................                    (36,281)
      Transfers between sub-accounts, net...........................................                  7,449,964
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 45,225,253
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 46,130,784
      Net assets at beginning of year...............................................                  1,251,751
                                                                                      --------------------------
      Net assets at end of year.....................................................  $              47,382,535
                                                                                      ==========================

                                                                                           FVIT BLACKROCK
                                                                                          GLOBAL ALLOCATION
                                                                                            MANAGED RISK
                                                                                              PORTFOLIO
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (555,575)
      Capital gains distributions...................................................                    117,364
      Realized capital gain (loss) on sales of fund shares..........................                     27,176
      Change in unrealized appreciation/depreciation on investments during the year.                 (1,202,346)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                 (1,613,381)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                138,375,040
      Contract owner maintenance charges............................................                 (1,510,662)
      Terminations and withdrawals..................................................                   (855,142)
      Annuity payments..............................................................                   (167,164)
      Transfers between sub-accounts, net...........................................                 33,783,742
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                169,625,814
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                168,012,433
      Net assets at beginning of year...............................................                  8,417,458
                                                                                      --------------------------
      Net assets at end of year.....................................................  $             176,429,891
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-56

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                           FVIT FRANKLIN
                                                                                        DIVIDEND AND INCOME
                                                                                           MANAGED RISK
                                                                                             PORTFOLIO
                                                                                               2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                (207,674)
      Capital gains distributions..................................................                         --
      Realized capital gain (loss) on sales of fund shares.........................                      3,187
      Change in unrealized appreciation/depreciation on investments during the year                  1,885,739
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                  1,681,252
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                 71,609,220
      Contract owner maintenance charges...........................................                   (386,144)
      Terminations and withdrawals.................................................                   (168,528)
      Annuity payments.............................................................                   (244,705)
      Transfers between sub-accounts, net..........................................                 15,153,127
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                 85,962,970
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                 87,644,222
      Net assets at beginning of year..............................................                         --
                                                                                     --------------------------
      Net assets at end of year....................................................  $              87,644,222
                                                                                     ==========================

                                                                                         FVIT GOLDMAN SACHS
                                                                                           DYNAMIC TRENDS
                                                                                             ALLOCATION
                                                                                            PORTFOLIO (a)
                                                                                                2014
                                                                                     -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................   $                     --
      Capital gains distributions..................................................                         --
      Realized capital gain (loss) on sales of fund shares.........................                         --
      Change in unrealized appreciation/depreciation on investments during the year                         --
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................                         --
                                                                                     -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                         --
      Contract owner maintenance charges...........................................                         --
      Terminations and withdrawals.................................................                         --
      Annuity payments.............................................................                         --
      Transfers between sub-accounts, net..........................................                         --
      Other transfers from (to) the general account................................                         --
                                                                                     -------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                         --
                                                                                     -------------------------
      Net increase (decrease) in net assets........................................                         --
      Net assets at beginning of year..............................................                         --
                                                                                     -------------------------
      Net assets at end of year....................................................   $                     --
                                                                                     =========================


                                                                                            FVIT GROWTH
                                                                                           MANAGED RISK
                                                                                             PORTFOLIO
                                                                                               2014
                                                                                     -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $               (665,037)
      Capital gains distributions..................................................                        --
      Realized capital gain (loss) on sales of fund shares.........................                     1,379
      Change in unrealized appreciation/depreciation on investments during the year                 3,588,387
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................                 2,924,729
                                                                                     -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................               218,671,160
      Contract owner maintenance charges...........................................                (1,129,211)
      Terminations and withdrawals.................................................                  (659,163)
      Annuity payments.............................................................                  (590,545)
      Transfers between sub-accounts, net..........................................                41,547,258
      Other transfers from (to) the general account................................                        --
                                                                                     -------------------------
      Net increase (decrease) in net assets from contract owner transactions.......               257,839,499
                                                                                     -------------------------
      Net increase (decrease) in net assets........................................               260,764,228
      Net assets at beginning of year..............................................                        --
                                                                                     -------------------------
      Net assets at end of year....................................................  $            260,764,228
                                                                                     =========================


                                                                                            FVIT MODERATE
                                                                                         GROWTH MANAGED RISK
                                                                                              PORTFOLIO
                                                                                                2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                (158,818)
      Capital gains distributions..................................................                         --
      Realized capital gain (loss) on sales of fund shares.........................                       (794)
      Change in unrealized appreciation/depreciation on investments during the year                  1,183,734
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                  1,024,122
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                 56,241,993
      Contract owner maintenance charges...........................................                   (304,817)
      Terminations and withdrawals.................................................                   (142,036)
      Annuity payments.............................................................                         --
      Transfers between sub-accounts, net..........................................                  8,188,485
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                 63,983,625
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                 65,007,747
      Net assets at beginning of year..............................................                         --
                                                                                     --------------------------
      Net assets at end of year....................................................  $              65,007,747
                                                                                     ==========================


                                                                                            FVIT PIMCO
                                                                                        TACTICAL ALLOCATION
                                                                                           PORTFOLIO (a)
                                                                                               2014
                                                                                     -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                      --
      Capital gains distributions..................................................                         --
      Realized capital gain (loss) on sales of fund shares.........................                         --
      Change in unrealized appreciation/depreciation on investments during the year                         --
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................                         --
                                                                                     -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                         --
      Contract owner maintenance charges...........................................                         --
      Terminations and withdrawals.................................................                         --
      Annuity payments.............................................................                         --
      Transfers between sub-accounts, net..........................................                         --
      Other transfers from (to) the general account................................                         --
                                                                                     -------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                         --
                                                                                     -------------------------
      Net increase (decrease) in net assets........................................                         --
      Net assets at beginning of year..............................................                         --
                                                                                     -------------------------
      Net assets at end of year....................................................  $                      --
                                                                                     =========================

(a)    New Sub-Account. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                          FVIT SELECT ADVISOR
                                                                                             MANAGED RISK
                                                                                               PORTFOLIO
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (209,531)
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     21,393
      Change in unrealized appreciation/depreciation on investments during the year.                  1,821,710
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  1,633,572
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 39,401,627
      Contract owner maintenance charges............................................                   (430,971)
      Terminations and withdrawals..................................................                   (165,718)
      Annuity payments..............................................................                    (39,564)
      Transfers between sub-accounts, net...........................................                  8,780,845
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 47,546,219
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 49,179,791
      Net assets at beginning of year...............................................                  2,404,467
                                                                                      --------------------------
      Net assets at end of year.....................................................  $              51,584,258
                                                                                      ==========================

                                                                                           FVIT WELLINGTON
                                                                                              RESEARCH
                                                                                            MANAGED RISK
                                                                                            PORTFOLIO (b)
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                (227,840)
      Capital gains distributions...................................................                     41,525
      Realized capital gain (loss) on sales of fund shares..........................                     16,305
      Change in unrealized appreciation/depreciation on investments during the year.                  3,197,629
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                  3,027,619
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                 59,180,237
      Contract owner maintenance charges............................................                   (543,745)
      Terminations and withdrawals..................................................                   (238,735)
      Annuity payments..............................................................                   (100,726)
      Transfers between sub-accounts, net...........................................                 25,808,532
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                 84,105,563
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                 87,133,182
      Net assets at beginning of year...............................................                  1,813,276
                                                                                      --------------------------
      Net assets at end of year.....................................................  $              88,946,458
                                                                                      ==========================


                                                                                            GOLDMAN SACHS
                                                                                            GLOBAL TRENDS
                                                                                         ALLOCATION FUND (b)
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                     (31)
      Capital gains distributions...................................................                          7
      Realized capital gain (loss) on sales of fund shares..........................                       (322)
      Change in unrealized appreciation/depreciation on investments during the year.                         27
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                       (319)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                      3,553
      Contract owner maintenance charges............................................                        (59)
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                        407
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                      3,901
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                      3,582
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                   3,582
                                                                                      ==========================

                                                                                            GOLDMAN SACHS
                                                                                               GROWTH
                                                                                            OPPORTUNITIES
                                                                                              FUND (a)
                                                                                                2014
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      --
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                         --
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                         --
      Other transfers from (to) the general account.................................                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                         --
      Net assets at beginning of year...............................................                         --
                                                                                      -------------------------
      Net assets at end of year.....................................................  $                      --
                                                                                      =========================

                                                                                            GOLDMAN SACHS
                                                                                           MULTI-STRATEGY
                                                                                            ALTERNATIVES
                                                                                              PORTFOLIO
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   1,428
      Capital gains distributions...................................................                         35
      Realized capital gain (loss) on sales of fund shares..........................                        (52)
      Change in unrealized appreciation/depreciation on investments during the year.                     (6,675)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (5,264)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    174,563
      Contract owner maintenance charges............................................                       (481)
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                     24,684
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    198,766
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    193,502
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 193,502
                                                                                      ==========================

(a)    New Sub-Account. See Note 1.

(b)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-58

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                            GOLDMAN SACHS
                                                                                          SMALL CAP EQUITY
                                                                                          INSIGHTS FUND (a)
                                                                                                2014
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      --
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                         --
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                         --
      Other transfers from (to) the general account.................................                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                         --
      Net assets at beginning of year...............................................                         --
                                                                                      -------------------------
      Net assets at end of year.....................................................  $                      --
                                                                                      =========================

                                                                                             GOLDMAN SACHS
                                                                                           STRATEGIC INCOME
                                                                                                 FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                  6,806
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                       (387)
      Change in unrealized appreciation/depreciation on investments during the year.                    (10,386)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     (3,967)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    420,610
      Contract owner maintenance charges............................................                       (783)
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                        823
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    420,650
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    416,683
      Net assets at beginning of year...............................................                         --
                                                                                      --------------------------
      Net assets at end of year.....................................................   $                416,683
                                                                                      ==========================

                                                                                          HARTFORD CAPITAL
                                                                                            APPRECIATION
                                                                                              HLS FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (1,490)
      Capital gains distributions...................................................                    271,713
      Realized capital gain (loss) on sales of fund shares..........................                     24,815
      Change in unrealized appreciation/depreciation on investments during the year.                   (198,890)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     96,148
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    561,517
      Contract owner maintenance charges............................................                    (28,866)
      Terminations and withdrawals..................................................                    (20,329)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                     31,337
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    543,659
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    639,807
      Net assets at beginning of year...............................................                  1,326,545
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,966,352
                                                                                      ==========================

                                                                                              HARTFORD
                                                                                         DIVIDEND AND GROWTH
                                                                                              HLS FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  18,095
      Capital gains distributions...................................................                    265,800
      Realized capital gain (loss) on sales of fund shares..........................                     22,777
      Change in unrealized appreciation/depreciation on investments during the year.                    (76,821)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    229,851
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    482,561
      Contract owner maintenance charges............................................                    (32,576)
      Terminations and withdrawals..................................................                    (21,996)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                   (325,242)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    102,747
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    332,598
      Net assets at beginning of year...............................................                  1,850,455
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,183,053
                                                                                      ==========================

                                                                                           HARTFORD GROWTH
                                                                                            OPPORTUNITIES
                                                                                              HLS FUND
                                                                                                2014
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                 (2,256)
      Capital gains distributions...................................................                    94,505
      Realized capital gain (loss) on sales of fund shares..........................                   (40,674)
      Change in unrealized appreciation/depreciation on investments during the year.                   (32,966)
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                    18,609
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    15,105
      Contract owner maintenance charges............................................                      (793)
      Terminations and withdrawals..................................................                    14,638
      Annuity payments..............................................................                    (7,556)
      Transfers between sub-accounts, net...........................................                   169,639
      Other transfers from (to) the general account.................................                        --
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   191,033
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                   209,642
      Net assets at beginning of year...............................................                        --
                                                                                      -------------------------
      Net assets at end of year.....................................................  $                209,642
                                                                                      =========================

(a)    New Sub-Account. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                          HARTFORD HIGH YIELD
                                                                                               HLS FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   7,237
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                       (897)
      Change in unrealized appreciation/depreciation on investments during the year..                     (8,687)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     (2,347)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    137,460
      Contract owner maintenance charges.............................................                       (509)
      Terminations and withdrawals...................................................                        (40)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                     49,008
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    185,919
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    183,572
      Net assets at beginning of year................................................                     19,919
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 203,491
                                                                                       ==========================

                                                                                        HARTFORD INTERNATIONAL
                                                                                             OPPORTUNITIES
                                                                                               HLS FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  10,110
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      4,849
      Change in unrealized appreciation/depreciation on investments during the year..                    (53,263)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (38,304)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    101,262
      Contract owner maintenance charges.............................................                    (14,428)
      Terminations and withdrawals...................................................                     (7,005)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                    (34,986)
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     44,843
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                      6,539
      Net assets at beginning of year................................................                    738,394
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 744,933
                                                                                       ==========================

                                                                                          HARTFORD PORTFOLIO
                                                                                              DIVERSIFIER
                                                                                               HLS FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                 (49,857)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                 (1,593,620)
      Change in unrealized appreciation/depreciation on investments during the year..                    660,367
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                   (983,110)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  1,263,726
      Contract owner maintenance charges.............................................                   (814,591)
      Terminations and withdrawals...................................................                   (596,139)
      Annuity payments...............................................................                 (1,100,993)
      Transfers between sub-accounts, net............................................                 33,839,556
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 (1,522,281)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                 (2,505,391)
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $              31,608,449
                                                                                       ==========================


                                                                                          HARTFORD TOTAL RETURN
                                                                                              BOND HLS FUND
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  27,915
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      1,663
      Change in unrealized appreciation/depreciation on investments during the year..                     26,615
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     56,193
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    352,354
      Contract owner maintenance charges.............................................                    (11,488)
      Terminations and withdrawals...................................................                    (18,009)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                     43,353
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    366,210
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    422,403
      Net assets at beginning of year................................................                  1,057,547
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,479,950
                                                                                       ==========================


                                                                                             HARTFORD VALUE
                                                                                                HLS FUND
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                     899
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                     16,502
      Change in unrealized appreciation/depreciation on investments during the year..                     12,245
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     29,646
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     43,515
      Contract owner maintenance charges.............................................                     (5,719)
      Terminations and withdrawals...................................................                       (780)
      Annuity payments...............................................................                    (13,235)
      Transfers between sub-accounts, net............................................                    (63,923)
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    (40,142)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    (10,496)
      Net assets at beginning of year................................................                    333,102
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 322,606
                                                                                       ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-60

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                            HIMCO VIT INDEX
                                                                                                 FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   5,831
      Capital gains distributions....................................................                    112,382
      Realized capital gain (loss) on sales of fund shares...........................                    240,511
      Change in unrealized appreciation/depreciation on investments during the year..                    (59,559)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    299,165
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    257,261
      Contract owner maintenance charges.............................................                    (64,903)
      Terminations and withdrawals...................................................                 (1,693,205)
      Annuity payments...............................................................                    (27,508)
      Transfers between sub-accounts, net............................................                  3,828,407
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  2,300,052
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                  2,599,217
      Net assets at beginning of year................................................                         --
                                                                                       --------------------------
      Net assets at end of year......................................................  $               2,599,217
                                                                                       ==========================

                                                                                             HUNTINGTON VA
                                                                                           DIVIDEND CAPTURE
                                                                                                 FUND
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  44,379
      Capital gains distributions....................................................                     12,565
      Realized capital gain (loss) on sales of fund shares...........................                     18,083
      Change in unrealized appreciation/depreciation on investments during the year..                     (4,504)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     70,523
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                     17,516
      Contract owner maintenance charges.............................................                    (20,615)
      Terminations and withdrawals...................................................                   (200,276)
      Annuity payments...............................................................                     (5,046)
      Transfers between sub-accounts, net............................................                    446,537
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    238,116
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    308,639
      Net assets at beginning of year................................................                    464,056
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 772,695
                                                                                       ==========================

                                                                                             HUNTINGTON VA
                                                                                         INTERNATIONAL EQUITY
                                                                                               FUND (c)
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                   2,902
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                      3,569
      Change in unrealized appreciation/depreciation on investments during the year..                    (22,668)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    (16,197)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                      4,379
      Contract owner maintenance charges.............................................                     (5,223)
      Terminations and withdrawals...................................................                     (1,257)
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                    (21,069)
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    (23,170)
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    (39,367)
      Net assets at beginning of year................................................                    243,522
                                                                                       --------------------------
      Net assets at end of year......................................................  $                 204,155
                                                                                       ==========================


                                                                                           HUNTINGTON VA SITUS
                                                                                                  FUND
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                      43
      Capital gains distributions....................................................                      9,180
      Realized capital gain (loss) on sales of fund shares...........................                     (8,646)
      Change in unrealized appreciation/depreciation on investments during the year..                     (1,086)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                       (509)
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                         --
      Contract owner maintenance charges.............................................                       (180)
      Terminations and withdrawals...................................................                        857
      Annuity payments...............................................................                         --
      Transfers between sub-accounts, net............................................                     13,628
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                     14,305
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                     13,796
      Net assets at beginning of year................................................                      8,110
                                                                                       --------------------------
      Net assets at end of year......................................................  $                  21,906
                                                                                       ==========================

                                                                                              INVESCO V.I.
                                                                                              BALANCED RISK
                                                                                             ALLOCATION FUND
                                                                                                  2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  (7,428)
      Capital gains distributions....................................................                     53,772
      Realized capital gain (loss) on sales of fund shares...........................                     (2,624)
      Change in unrealized appreciation/depreciation on investments during the year..                     (9,725)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                     33,995
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                    980,157
      Contract owner maintenance charges.............................................                     (5,907)
      Terminations and withdrawals...................................................                    (28,246)
      Annuity payments...............................................................                    (17,849)
      Transfers between sub-accounts, net............................................                    (95,544)
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                    832,611
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                    866,606
      Net assets at beginning of year................................................                    654,468
                                                                                       --------------------------
      Net assets at end of year......................................................  $               1,521,074
                                                                                       ==========================

(c)    Liquidation. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                          INVESCO V.I. CORE
                                                                                             EQUITY FUND
                                                                                                2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                  (1,116)
      Capital gains distributions..................................................                      3,056
      Realized capital gain (loss) on sales of fund shares.........................                     14,290
      Change in unrealized appreciation/depreciation on investments during the year                     28,402
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                     44,632
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                    181,321
      Contract owner maintenance charges...........................................                    (10,718)
      Terminations and withdrawals.................................................                     (1,085)
      Annuity payments.............................................................                    (19,749)
      Transfers between sub-accounts, net..........................................                    (53,686)
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                     96,083
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                    140,715
      Net assets at beginning of year..............................................                    553,175
                                                                                     --------------------------
      Net assets at end of year....................................................  $                 693,890
                                                                                     ==========================

                                                                                           INVESCO V.I.
                                                                                       INTERNATIONAL GROWTH
                                                                                               FUND
                                                                                               2014
                                                                                     -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                 11,540
      Capital gains distributions..................................................                        --
      Realized capital gain (loss) on sales of fund shares.........................                    48,827
      Change in unrealized appreciation/depreciation on investments during the year                   (67,026)
                                                                                     -------------------------
      Net increase (decrease) in net assets from operations........................                    (6,659)
                                                                                     -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                   210,517
      Contract owner maintenance charges...........................................                   (42,382)
      Terminations and withdrawals.................................................                   (34,830)
      Annuity payments.............................................................                        --
      Transfers between sub-accounts, net..........................................                   (37,815)
      Other transfers from (to) the general account................................                        --
                                                                                     -------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                    95,490
                                                                                     -------------------------
      Net increase (decrease) in net assets........................................                    88,831
      Net assets at beginning of year..............................................                 2,057,611
                                                                                     -------------------------
      Net assets at end of year....................................................  $              2,146,442
                                                                                     =========================

                                                                                            INVESCO V.I.
                                                                                            MID CAP CORE
                                                                                             EQUITY FUND
                                                                                                2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                  (4,592)
      Capital gains distributions..................................................                     82,523
      Realized capital gain (loss) on sales of fund shares.........................                    (41,865)
      Change in unrealized appreciation/depreciation on investments during the year                    (47,480)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                    (11,414)
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                    422,659
      Contract owner maintenance charges...........................................                     (4,427)
      Terminations and withdrawals.................................................                    (11,904)
      Annuity payments.............................................................                         --
      Transfers between sub-accounts, net..........................................                    (92,807)
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                    313,521
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                    302,107
      Net assets at beginning of year..............................................                    273,911
                                                                                     --------------------------
      Net assets at end of year....................................................  $                 576,018
                                                                                     ==========================


                                                                                           INVESCO V.I.
                                                                                         MONEY MARKET FUND
                                                                                               2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................  $                  (4,816)
      Capital gains distributions..................................................                         --
      Realized capital gain (loss) on sales of fund shares.........................                         --
      Change in unrealized appreciation/depreciation on investments during the year                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                     (4,816)
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                  1,398,336
      Contract owner maintenance charges...........................................                     (2,415)
      Terminations and withdrawals.................................................                       (621)
      Annuity payments.............................................................                        448
      Transfers between sub-accounts, net..........................................                   (680,578)
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                    715,170
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                    710,354
      Net assets at beginning of year..............................................                     83,464
                                                                                     --------------------------
      Net assets at end of year....................................................  $                 793,818
                                                                                     ==========================

                                                                                            INVESCO V.I.
                                                                                              SMALL CAP
                                                                                             EQUITY FUND
                                                                                                2014
                                                                                     --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss).................................................   $                 (5,710)
      Capital gains distributions..................................................                     61,869
      Realized capital gain (loss) on sales of fund shares.........................                        557
      Change in unrealized appreciation/depreciation on investments during the year                    (49,343)
                                                                                     --------------------------
      Net increase (decrease) in net assets from operations........................                      7,373
                                                                                     --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits....................................................                    177,239
      Contract owner maintenance charges...........................................                     (6,230)
      Terminations and withdrawals.................................................                    (13,956)
      Annuity payments.............................................................                     (6,458)
      Transfers between sub-accounts, net..........................................                    (12,912)
      Other transfers from (to) the general account................................                         --
                                                                                     --------------------------
      Net increase (decrease) in net assets from contract owner transactions.......                    137,683
                                                                                     --------------------------
      Net increase (decrease) in net assets........................................                    145,056
      Net assets at beginning of year..............................................                    596,790
                                                                                     --------------------------
      Net assets at end of year....................................................   $                741,846
                                                                                     ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-62

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                             LORD ABBETT
                                                                                           BOND-DEBENTURE
                                                                                              PORTFOLIO
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  39,901
      Capital gains distributions...................................................                     25,586
      Realized capital gain (loss) on sales of fund shares..........................                       (385)
      Change in unrealized appreciation/depreciation on investments during the year.                    (47,542)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     17,560
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    473,831
      Contract owner maintenance charges............................................                     (6,603)
      Terminations and withdrawals..................................................                   (129,187)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    177,136
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    515,177
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    532,737
      Net assets at beginning of year...............................................                    471,012
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,003,749
                                                                                      ==========================

                                                                                              LORD ABBETT
                                                                                          FUNDAMENTAL EQUITY
                                                                                               PORTFOLIO
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                 (9,619)
      Capital gains distributions...................................................                    415,288
      Realized capital gain (loss) on sales of fund shares..........................                    (29,123)
      Change in unrealized appreciation/depreciation on investments during the year.                   (224,325)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    152,221
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    150,533
      Contract owner maintenance charges............................................                    (43,488)
      Terminations and withdrawals..................................................                    (28,351)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                   (447,963)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   (369,269)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                   (217,048)
      Net assets at beginning of year...............................................                  2,421,261
                                                                                      --------------------------
      Net assets at end of year.....................................................   $              2,204,213
                                                                                      ==========================

                                                                                          LORD ABBETT GROWTH
                                                                                             OPPORTUNITIES
                                                                                               PORTFOLIO
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (2,650)
      Capital gains distributions...................................................                     91,325
      Realized capital gain (loss) on sales of fund shares..........................                     (2,693)
      Change in unrealized appreciation/depreciation on investments during the year.                    (60,336)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     25,646
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    261,682
      Contract owner maintenance charges............................................                     (2,140)
      Terminations and withdrawals..................................................                     (2,926)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    (27,757)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    228,859
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    254,505
      Net assets at beginning of year...............................................                    202,828
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 457,333
                                                                                      ==========================

                                                                                             MFS BLENDED
                                                                                            RESEARCH CORE
                                                                                        EQUITY PORTFOLIO (a)
                                                                                                2014
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      --
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                         --
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                         --
      Other transfers from (to) the general account.................................                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                         --
      Net assets at beginning of year...............................................                         --
                                                                                      -------------------------
      Net assets at end of year.....................................................  $                      --
                                                                                      =========================

                                                                                             MFS BLENDED
                                                                                         RESEARCH SMALL CAP
                                                                                        EQUITY PORTFOLIO (a)
                                                                                                2014
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      --
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                         --
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                         --
      Other transfers from (to) the general account.................................                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                         --
      Net assets at beginning of year...............................................                         --
                                                                                      -------------------------
      Net assets at end of year.....................................................  $                      --
                                                                                      =========================

(a)    New Sub-Account. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------



                                                                                          MFS GROWTH SERIES
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                 (14,956)
      Capital gains distributions...................................................                    138,612
      Realized capital gain (loss) on sales of fund shares..........................                     51,860
      Change in unrealized appreciation/depreciation on investments during the year.                    (18,001)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    157,515
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    411,968
      Contract owner maintenance charges............................................                    (30,624)
      Terminations and withdrawals..................................................                    (15,364)
      Annuity payments..............................................................                    (16,585)
      Transfers between sub-accounts, net...........................................                   (165,599)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    183,796
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    341,311
      Net assets at beginning of year...............................................                  1,680,744
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,022,055
                                                                                      ==========================

                                                                                           MFS INTERNATIONAL
                                                                                            VALUE PORTFOLIO
                                                                                                 2014
                                                                                      ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                  10,008
      Capital gains distributions...................................................                          --
      Realized capital gain (loss) on sales of fund shares..........................                     (12,746)
      Change in unrealized appreciation/depreciation on investments during the year.                     (13,055)
                                                                                      ---------------------------
      Net increase (decrease) in net assets from operations.........................                     (15,793)
                                                                                      ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     362,399
      Contract owner maintenance charges............................................                      (5,421)
      Terminations and withdrawals..................................................                      (5,526)
      Annuity payments..............................................................                          --
      Transfers between sub-accounts, net...........................................                     (59,066)
      Other transfers from (to) the general account.................................                          --
                                                                                      ---------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     292,386
                                                                                      ---------------------------
      Net increase (decrease) in net assets.........................................                     276,593
      Net assets at beginning of year...............................................                     513,150
                                                                                      ---------------------------
      Net assets at end of year.....................................................   $                 789,743
                                                                                      ===========================

                                                                                             MFS INVESTORS
                                                                                             TRUST SERIES
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      --
      Capital gains distributions...................................................                     50,595
      Realized capital gain (loss) on sales of fund shares..........................                      3,700
      Change in unrealized appreciation/depreciation on investments during the year.                      5,700
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     59,995
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     82,057
      Contract owner maintenance charges............................................                     (5,448)
      Terminations and withdrawals..................................................                     (5,939)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    (13,793)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     56,877
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    116,872
      Net assets at beginning of year...............................................                    542,316
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 659,188
                                                                                      ==========================

                                                                                                MFS NEW
                                                                                           DISCOVERY SERIES
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                 (7,811)
      Capital gains distributions...................................................                    220,370
      Realized capital gain (loss) on sales of fund shares..........................                    (70,648)
      Change in unrealized appreciation/depreciation on investments during the year.                   (216,331)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (74,420)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    363,514
      Contract owner maintenance charges............................................                    (14,205)
      Terminations and withdrawals..................................................                    (13,868)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    (87,940)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    247,501
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    173,081
      Net assets at beginning of year...............................................                    727,918
                                                                                      --------------------------
      Net assets at end of year.....................................................   $                900,999
                                                                                      ==========================


                                                                                           MFS VALUE SERIES
                                                                                                 2014
                                                                                      ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................   $                   9,957
      Capital gains distributions...................................................                      70,623
      Realized capital gain (loss) on sales of fund shares..........................                      48,496
      Change in unrealized appreciation/depreciation on investments during the year.                      73,260
                                                                                      ---------------------------
      Net increase (decrease) in net assets from operations.........................                     202,336
                                                                                      ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     271,928
      Contract owner maintenance charges............................................                     (53,399)
      Terminations and withdrawals..................................................                     (67,713)
      Annuity payments..............................................................                          --
      Transfers between sub-accounts, net...........................................                     123,880
      Other transfers from (to) the general account.................................                          --
                                                                                      ---------------------------
      Net increase (decrease) in net assets from contract owner transactions........                     274,696
                                                                                      ---------------------------
      Net increase (decrease) in net assets.........................................                     477,032
      Net assets at beginning of year...............................................                   1,844,933
                                                                                      ---------------------------
      Net assets at end of year.....................................................   $               2,321,965
                                                                                      ===========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-64

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                             OPPENHEIMER
                                                                                         GLOBAL FUND/VA (a)
                                                                                                2014
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                      --
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                         --
      Change in unrealized appreciation/depreciation on investments during the year.                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                         --
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                         --
      Contract owner maintenance charges............................................                         --
      Terminations and withdrawals..................................................                         --
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                         --
      Other transfers from (to) the general account.................................                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                         --
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                         --
      Net assets at beginning of year...............................................                         --
                                                                                      -------------------------
      Net assets at end of year.....................................................  $                      --
                                                                                      =========================

                                                                                           PIMCO ALL ASSET
                                                                                              PORTFOLIO
                                                                                                2014
                                                                                      -------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                 24,287
      Capital gains distributions...................................................                        --
      Realized capital gain (loss) on sales of fund shares..........................                      (311)
      Change in unrealized appreciation/depreciation on investments during the year.                   (43,431)
                                                                                      -------------------------
      Net increase (decrease) in net assets from operations.........................                   (19,455)
                                                                                      -------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                   390,569
      Contract owner maintenance charges............................................                    (3,061)
      Terminations and withdrawals..................................................                   (28,497)
      Annuity payments..............................................................                   (17,592)
      Transfers between sub-accounts, net...........................................                   100,680
      Other transfers from (to) the general account.................................                        --
                                                                                      -------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   442,099
                                                                                      -------------------------
      Net increase (decrease) in net assets.........................................                   422,644
      Net assets at beginning of year...............................................                   249,071
                                                                                      -------------------------
      Net assets at end of year.....................................................  $                671,715
                                                                                      =========================

                                                                                             PIMCO GLOBAL
                                                                                        DIVIDEND PORTFOLIO (b)
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (9,541)
      Capital gains distributions...................................................                     18,018
      Realized capital gain (loss) on sales of fund shares..........................                     53,957
      Change in unrealized appreciation/depreciation on investments during the year.                    (40,040)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     22,394
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                      9,231
      Contract owner maintenance charges............................................                    (30,382)
      Terminations and withdrawals..................................................                    (33,951)
      Annuity payments..............................................................                    (24,230)
      Transfers between sub-accounts, net...........................................                   (200,320)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                   (279,652)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                   (257,258)
      Net assets at beginning of year...............................................                  1,389,777
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,132,519
                                                                                      ==========================

                                                                                          PIMCO TOTAL RETURN
                                                                                               PORTFOLIO
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  23,874
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                       (695)
      Change in unrealized appreciation/depreciation on investments during the year.                     32,390
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     55,569
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    627,858
      Contract owner maintenance charges............................................                    (15,738)
      Terminations and withdrawals..................................................                     (9,616)
      Annuity payments..............................................................                    (68,381)
      Transfers between sub-accounts, net...........................................                     43,064
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    577,187
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    632,756
      Net assets at beginning of year...............................................                  1,514,595
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,147,351
                                                                                      ==========================

                                                                                          PUTNAM VT EQUITY
                                                                                             INCOME FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   7,400
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     27,036
      Change in unrealized appreciation/depreciation on investments during the year.                     73,484
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    107,920
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    236,873
      Contract owner maintenance charges............................................                    (12,658)
      Terminations and withdrawals..................................................                     (3,762)
      Annuity payments..............................................................                    (13,261)
      Transfers between sub-accounts, net...........................................                    (42,051)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    165,141
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    273,061
      Net assets at beginning of year...............................................                    854,797
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,127,858
                                                                                      ==========================

(a)    New Sub-Account. See Note 1.

(b)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                          PUTNAM VT INCOME
                                                                                                FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  51,302
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      2,169
      Change in unrealized appreciation/depreciation on investments during the year.                       (867)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                     52,604
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    244,102
      Contract owner maintenance charges............................................                     (9,171)
      Terminations and withdrawals..................................................                     (7,776)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    117,507
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    344,662
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                    397,266
      Net assets at beginning of year...............................................                    931,436
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,328,702
                                                                                      ==========================

                                                                                          PUTNAM VT VOYAGER
                                                                                                FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  (2,005)
      Capital gains distributions...................................................                     25,215
      Realized capital gain (loss) on sales of fund shares..........................                     71,510
      Change in unrealized appreciation/depreciation on investments during the year.                     18,448
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    113,168
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    264,563
      Contract owner maintenance charges............................................                    (26,631)
      Terminations and withdrawals..................................................                    (20,922)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                   (311,752)
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    (94,742)
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     18,426
      Net assets at beginning of year...............................................                  1,261,848
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,280,274
                                                                                      ==========================

                                                                                           TEMPLETON FOREIGN
                                                                                            SECURITIES FUND
                                                                                                 2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   7,447
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                      9,273
      Change in unrealized appreciation/depreciation on investments during the year.                   (120,726)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                   (104,006)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                     49,969
      Contract owner maintenance charges............................................                    (18,748)
      Terminations and withdrawals..................................................                    (19,645)
      Annuity payments..............................................................                    (12,995)
      Transfers between sub-accounts, net...........................................                    193,084
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    191,665
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     87,659
      Net assets at beginning of year...............................................                    758,995
                                                                                      --------------------------
      Net assets at end of year.....................................................  $                 846,654
                                                                                      ==========================

                                                                                          TEMPLETON GLOBAL
                                                                                        BOND SECURITIES FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                  81,220
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     (1,596)
      Change in unrealized appreciation/depreciation on investments during the year.                    (73,719)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                      5,905
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    427,612
      Contract owner maintenance charges............................................                    (19,058)
      Terminations and withdrawals..................................................                   (327,504)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                  1,484,709
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                  1,565,759
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                  1,571,664
      Net assets at beginning of year...............................................                  1,145,471
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               2,717,135
                                                                                      ==========================

                                                                                          TEMPLETON GROWTH
                                                                                           SECURITIES FUND
                                                                                                2014
                                                                                      --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)..................................................  $                   7,034
      Capital gains distributions...................................................                         --
      Realized capital gain (loss) on sales of fund shares..........................                     33,399
      Change in unrealized appreciation/depreciation on investments during the year.                    (97,098)
                                                                                      --------------------------
      Net increase (decrease) in net assets from operations.........................                    (56,665)
                                                                                      --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits.....................................................                    182,172
      Contract owner maintenance charges............................................                    (40,854)
      Terminations and withdrawals..................................................                   (217,145)
      Annuity payments..............................................................                         --
      Transfers between sub-accounts, net...........................................                    185,177
      Other transfers from (to) the general account.................................                         --
                                                                                      --------------------------
      Net increase (decrease) in net assets from contract owner transactions........                    109,350
                                                                                      --------------------------
      Net increase (decrease) in net assets.........................................                     52,685
      Net assets at beginning of year...............................................                  1,531,034
                                                                                      --------------------------
      Net assets at end of year.....................................................  $               1,583,719
                                                                                      ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-66

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  YEAR ENDED DECEMBER 31, 2014
--------------------------------------------------------------------------------


                                                                                            TOPS MANAGED RISK
                                                                                              BALANCED ETF
                                                                                                PORTFOLIO
                                                                                                  2014
                                                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................   $                  91,540
      Capital gains distributions....................................................                     454,377
      Realized capital gain (loss) on sales of fund shares...........................                     460,624
      Change in unrealized appreciation/depreciation on investments during the year..                     126,083
                                                                                       ---------------------------
      Net increase (decrease) in net assets from operations..........................                   1,132,624
                                                                                       ---------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                  14,670,550
      Contract owner maintenance charges.............................................                  (1,283,192)
      Terminations and withdrawals...................................................                  (1,299,566)
      Annuity payments...............................................................                  (1,203,295)
      Transfers between sub-accounts, net............................................                   5,543,619
      Other transfers from (to) the general account..................................                          --
                                                                                       ---------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                  16,428,116
                                                                                       ---------------------------
      Net increase (decrease) in net assets..........................................                  17,560,740
      Net assets at beginning of year................................................                  40,517,497
                                                                                       ---------------------------
      Net assets at end of year......................................................   $              58,078,237
                                                                                       ===========================

                                                                                           TOPS MANAGED RISK
                                                                                              GROWTH ETF
                                                                                               PORTFOLIO
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                (320,199)
      Capital gains distributions....................................................                         --
      Realized capital gain (loss) on sales of fund shares...........................                  1,058,837
      Change in unrealized appreciation/depreciation on investments during the year..                    (48,365)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                    690,273
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                 73,305,157
      Contract owner maintenance charges.............................................                 (4,246,090)
      Terminations and withdrawals...................................................                 (2,197,071)
      Annuity payments...............................................................                   (906,767)
      Transfers between sub-accounts, net............................................                  6,295,068
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 72,250,297
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                 72,940,570
      Net assets at beginning of year................................................                133,130,668
                                                                                       --------------------------
      Net assets at end of year......................................................  $             206,071,238
                                                                                       ==========================

                                                                                           TOPS MANAGED RISK
                                                                                            MODERATE GROWTH
                                                                                             ETF PORTFOLIO
                                                                                                 2014
                                                                                       --------------------------
INCREASE (DECREASE) IN NET ASSETS:
    FROM OPERATIONS:
      Net investment income (loss)...................................................  $                  81,304
      Capital gains distributions....................................................                  1,501,512
      Realized capital gain (loss) on sales of fund shares...........................                  1,406,396
      Change in unrealized appreciation/depreciation on investments during the year..                   (767,905)
                                                                                       --------------------------
      Net increase (decrease) in net assets from operations..........................                  2,221,307
                                                                                       --------------------------

    FROM CONTRACT OWNER TRANSACTIONS:
      Variable annuity deposits......................................................                 30,011,270
      Contract owner maintenance charges.............................................                 (2,779,370)
      Terminations and withdrawals...................................................                 (1,650,085)
      Annuity payments...............................................................                 (1,993,483)
      Transfers between sub-accounts, net............................................                  1,874,586
      Other transfers from (to) the general account..................................                         --
                                                                                       --------------------------
      Net increase (decrease) in net assets from contract owner transactions.........                 25,462,918
                                                                                       --------------------------
      Net increase (decrease) in net assets..........................................                 27,684,225
      Net assets at beginning of year................................................                101,174,719
                                                                                       --------------------------
      Net assets at end of year......................................................  $             128,858,944
                                                                                       ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Forethought Life Insurance Company Separate Account A (the "Separate Account"), which funds the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeFoundation, and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned indirect subsidiary of Global Atlantic (Fin) Company, a Delaware company, which is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

      Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. Forethought's General Account is subject to the claims of creditors.

      The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Forethought by the SEC.

      Forethought Distributors, LLC ("Forethought Distributors") is the principal underwriter for the Separate Account. Forethought Distributors, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG.

      Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in a designated mutual fund as follows:


MUTUAL FUND                                       CLASS              INVESTMENT ADVISOR                          SUB-ADVISOR
----------------------------------------------------------------------------------------------------------------------------
AB VPS Global Bond Portfolio                  Class B       AllianceBernstein LP                   --

----------------------------------------------------------------------------------------------------------------------------
AB VPS Growth & Income Portfolio              Class B       AllianceBernstein LP                   --

----------------------------------------------------------------------------------------------------------------------------
AB VPS Real Estate Investment Portfolio       Class B       AllianceBernstein LP                   --

----------------------------------------------------------------------------------------------------------------------------
American Century VP Capital                   Class II      American Century Investment            --
   Appreciation Fund                                        Management, Inc.

----------------------------------------------------------------------------------------------------------------------------
American Century VP Growth Fund               Class II      American Century Investment            --
                                                            Management, Inc.

----------------------------------------------------------------------------------------------------------------------------
American Century VP Income and                Class II      American Century Investment            --
   Growth Fund                                              Management, Inc.

----------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value             Class II      American Century Investment            --
                                                            Management, Inc.

----------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                Class II      American Century Investment            --
                                                            Management, Inc.

----------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund          Class 4       Capital Research and Management        --
                                                            Company

----------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and           Class 4       Capital Research and Management        --
   Growth                                                   Company

----------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                      Class 4       Capital Research and Management        --
                                                            Company

----------------------------------------------------------------------------------------------------------------------------
American Funds Capital Income Builder         Class 4       Capital Research and Management        --
                                                            Company

----------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and              Class 4       Capital Research and Management        --
   Income Fund                                              Company

----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SA-68

   ----------------------------------------------------------------------------



MUTUAL FUND                                   CLASS           INVESTMENT ADVISOR                         SUB-ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund         Class 4    Capital Research and Management       --
                                                     Company

---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                Class 4    Capital Research and Management       --
                                                     Company

---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund         Class 4    Capital Research and Management       --
                                                     Company

---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund         Class 4    Capital Research and Management       --
                                                     Company

---------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset         Class P2   Capital Research and Management       Milliman Financial Risk Management
   Allocation Fund                                   Company                               LLC

---------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund             Class 4    Capital Research and Management       --
                                                     Company

---------------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund           Class III  BlackRock Advisors LLC                --

---------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation V.I. Fund  Class III  BlackRock Advisors LLC                --

---------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend V.I. Fund       Class III  BlackRock Advisors LLC                --

---------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund     Class III  BlackRock Advisors LLC                --

---------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund            Class III  BlackRock Advisors LLC                --

---------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund         Class II   BlackRock Advisors LLC                --

---------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return V.I. Fund          Class III  BlackRock Advisors LLC                --

---------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond V.I.       Class III  BlackRock Advisors LLC                --
   Fund

---------------------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index       Class F    Calvert Investment Management,        World Asset Management, Inc.
   Portfolio                                         Inc.

---------------------------------------------------------------------------------------------------------------------------------
Calvert VP Investment Grade Bond Index    Class F    Calvert Investment Management,        Ameritas Investment Partners, Inc.
   Portfolio                                         Inc.

---------------------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio     Class I    Calvert Investment Management,        Ameritas Investment Partners, Inc.
                                                     Inc.

---------------------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index   Class F    Calvert Investment Management,        Ameritas Investment Partners, Inc.
   Portfolio                                         Inc.

---------------------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index           Class F    Calvert Investment Management,        Ameritas Investment Partners, Inc.
   Portfolio                                         Inc.

---------------------------------------------------------------------------------------------------------------------------------
Franklin Global Real Estate VIP Fund      Class 2    Franklin Templeton Institutional,     --
                                                     LLC

---------------------------------------------------------------------------------------------------------------------------------
Franklin Income VIP Fund                  Class 4    Franklin Advisers, Inc.               --

---------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Global Discovery VIP      Class 4    Franklin Mutual Advisers, LLC         --
   Fund

---------------------------------------------------------------------------------------------------------------------------------
Franklin Mutual Shares VIP Fund           Class 4    Franklin Mutual Advisers, LLC         --

---------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends VIP Fund        Class 4    Franklin Advisory Services, LLC       --

---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value VIP Fund         Class 4    Franklin Advisory Services, LLC       --

---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income VIP Fund        Class 4    Franklin Advisers, Inc.               --

---------------------------------------------------------------------------------------------------------------------------------
FVIT American Funds Managed Risk          Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
   Portfolio                                         LLC                                   LLC

---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



MUTUAL FUND                                   CLASS           INVESTMENT ADVISOR                         SUB-ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
FVIT Balanced Managed Risk Portfolio      Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
                                                     LLC                                   LLC

---------------------------------------------------------------------------------------------------------------------------------
FVIT BlackRock Global Allocation          Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
   Managed Risk Portfolio                            LLC                                   LLC

---------------------------------------------------------------------------------------------------------------------------------
FVIT Franklin Dividend and Income         Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
   Managed Risk Portfolio                            LLC                                   LLC

---------------------------------------------------------------------------------------------------------------------------------
FVIT Goldman Sachs Dynamic Trends         Class II   Forethought Investment Advisors,      Goldman Sachs Asset Management,
   Allocation Portfolio                              LLC                                   L.P.

---------------------------------------------------------------------------------------------------------------------------------
FVIT Growth Managed Risk Portfolio        Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
                                                     LLC                                   LLC

---------------------------------------------------------------------------------------------------------------------------------
FVIT Moderate Growth Managed Risk         Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
   Portfolio                                         LLC                                   LLC

---------------------------------------------------------------------------------------------------------------------------------
FVIT PIMCO Tactical Allocation Portfolio  Class II   Forethought Investment Advisors,      Pacific Investment Management
                                                     LLC                                   Company LLC

---------------------------------------------------------------------------------------------------------------------------------
FVIT Select Advisor Managed Risk          Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
   Portfolio                                         LLC                                   LLC

---------------------------------------------------------------------------------------------------------------------------------
FVIT Wellington Research Managed Risk     Class II   Forethought Investment Advisors,      Milliman Financial Risk Management,
   Portfolio                                         LLC                                   LLC

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Global Trends Allocation    Service    Goldman Sachs Asset Management,       --
   Fund                                   Shares     LP

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth Opportunities        Service    Goldman Sachs Asset Management,       --
   Fund                                   Shares     LP

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs High Quality Floating       Advisor    Goldman Sachs Asset Management,       --
   Rate Fund                              Shares     LP

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Mid Cap Value Fund          Service    Goldman Sachs Asset Management,       --
                                          Shares     LP

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Multi-Strategy              Advisor    Goldman Sachs Asset Management,       --
   Alternatives Portfolio                 Shares     LP

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Small Cap Equity Insights   Service    Goldman Sachs Asset Management,       --
   Fund                                   Shares     LP

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Strategic Income Fund       Advisor    Goldman Sachs Asset Management,       --
                                          Shares     LP

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Strategic International     Service    Goldman Sachs Asset Management        --
   Equity Fund                            Shares     International

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs U.S. Equity Insights Fund   Service    Goldman Sachs Asset Management,       --
                                          Shares     LP

---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Fixed Income       Service    Goldman Sachs Asset Management,       --
   Fund                                   Shares     LP

---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund    Class IB   Hartford Funds Management             Wellington Management Company,
                                                     Company, LLC                          LLP

---------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund     Class IB   Hartford Funds Management             Wellington Management Company,
                                                     Company, LLC                          LLP

---------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS         Class IB   Hartford Funds Management             Wellington Management Company,
   Fund                                              Company, LLC                          LLP

---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SA-70

   ----------------------------------------------------------------------------



MUTUAL FUND                                      CLASS            INVESTMENT ADVISOR                        SUB-ADVISOR
----------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                 Class IB    Hartford Funds Management            Wellington Management Company,
                                                         Company, LLC                         LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS     Class IB    Hartford Funds Management            Wellington Management Company,
   Fund                                                  Company, LLC                         LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Portfolio Diversifier HLS Fund      Class IB    Hartford Funds Management            Hartford Investment Management
                                                         Company, LLC                         Company

----------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund          Class IB    Hartford Funds Management            Wellington Management Company,
                                                         Company, LLC                         LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                      Class IB    Hartford Funds Management            Wellington Management Company,
                                                         Company, LLC                         LLP

----------------------------------------------------------------------------------------------------------------------------------
HIMCO VIT Index Fund                         Class IB    Hartford Funds Management            Hartford Investment Management
                                                         Company, LLC                         Company

----------------------------------------------------------------------------------------------------------------------------------
Huntington VA Dividend Capture Fund          --          Huntington Asset Advisors, Inc       --

----------------------------------------------------------------------------------------------------------------------------------
Huntington VA Situs Fund                     --          Huntington Asset Advisors, Inc       --

----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Balanced Risk Allocation Fund   Series II   Invesco Advisers, Inc.               --

----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund                   Series II   Invesco Advisers, Inc.               --

----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund                Series II   Invesco Advisers, Inc.               --

----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund          Series II   Invesco Advisers, Inc.               --

----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund       Series II   Invesco Advisers, Inc.               --

----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund        Series II   Invesco Advisers, Inc.               --

----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Money Market Fund               Series I    Invesco Advisers, Inc.               --

----------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Small Cap Equity Fund           Series II   Invesco Advisers, Inc.               --

----------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Asset Strategy                 VIT         Waddell & Reed Investment            --
                                                         Management Co.

----------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Core Equity                    VIT         Waddell & Reed Investment            --
                                                         Management Co.

----------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP International Core Equity      VIT         Waddell & Reed Investment            --
                                                         Management Co.

----------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Real Estate Securities         VIT         Waddell & Reed Investment            Advantus Capital Management, Inc.
                                                         Management Co.

----------------------------------------------------------------------------------------------------------------------------------
Ivy Funds VIP Value                          VIT         Waddell & Reed Investment            --
                                                         Management Co.

----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio         Class VC    Lord, Abbett & Co. LLC               --

----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity               Class VC    Lord, Abbett & Co. LLC               --
   Portfolio

----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities             Class VC    Lord, Abbett & Co. LLC               --
   Portfolio

----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Stock Portfolio          Class VC    Lord, Abbett & Co. LLC               --

----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Short Duration Income            Class VC    Lord, Abbett & Co. LLC               --
   Portfolio

----------------------------------------------------------------------------------------------------------------------------------
MFS Blended Research Core Equity             Service     MFS Investment Management            --
   Portfolio                                 Class

----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



MUTUAL FUND                                       CLASS              INVESTMENT ADVISOR                          SUB-ADVISOR
----------------------------------------------------------------------------------------------------------------------------
MFS Blended Research Small Cap Equity         Service       MFS Investment Management              --
   Portfolio                                  Class

----------------------------------------------------------------------------------------------------------------------------
MFS Global Real Estate Portfolio              Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
MFS Growth Series                             Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
MFS International Value Portfolio             Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series                    Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Series                     Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Value Portfolio                   Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                      Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
MFS Research International Portfolio          Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
MFS Total Return Bond Series                  Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
MFS Utilities Series                          Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
MFS Value Series                              Service       MFS Investment Management              --
                                              Class

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap                 Service       OFI Global Asset Management Inc.       OppenheimerFunds Inc
   Growth Fund/VA                             Class

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                    Service       OFI Global Asset Management Inc.       OppenheimerFunds Inc
                                              Class

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Multi-Alternatives         Service       OFI Global Asset Management Inc.       OppenheimerFunds Inc
   Fund/VA                                    Class

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth              Service       OFI Global Asset Management Inc.       OppenheimerFunds Inc
   Fund/VA                                    Class

----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap             Service       OFI Global Asset Management Inc.       OppenheimerFunds Inc
   Fund/VA                                    Class

----------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset Portfolio                     Advisor       PIMCO                                  Research Affiliates, LLC
                                              Class

----------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn Strategy            Advisor       PIMCO                                  --
   Portfolio                                  Class

----------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond                   Advisor       PIMCO                                  --
   Portfolio                                  Class

----------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S.            Advisor       PIMCO                                  --
   Dollar-Hedged)                             Class

----------------------------------------------------------------------------------------------------------------------------
PIMCO Global Dividend Portfolio               Advisor       PIMCO                                  --
                                              Class

----------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                    SA-72

   ----------------------------------------------------------------------------



MUTUAL FUND                                 CLASS           INVESTMENT ADVISOR                        SUB-ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Multi-Asset Managed        Advisor    PIMCO                                --
   Allocation Portfolio                 Class

-------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio             Advisor    PIMCO                                --
                                        Class

-------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio            Advisor    PIMCO                                --
                                        Class

-------------------------------------------------------------------------------------------------------------------------------
PIMCO Unconstrained Bond Portfolio      Advisor    PIMCO                                --
                                        Class

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Absolute Return 500 Fund      Class IB   Putnam Investment Management,        Putnam Investments Limited
                                                    LLC

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government           Class IB   Putnam Investment Management,        Putnam Investments Limited
   Income Fund                                      LLC

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund            Class IB   Putnam Investment Management,        Putnam Investments Limited
                                                    LLC

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund  Class IB   Putnam Investment Management,        Putnam Investments Limited
                                                    LLC

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                   Class IB   Putnam Investment Management,        Putnam Investments Limited
                                                    LLC

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund      Class IB   Putnam Investment Management,        Putnam Investments Limited
                                                    LLC

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                Class IB   Putnam Investment Management,        Putnam Investments Limited
                                                    LLC

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund          Class IB   Putnam Investment Management,        Putnam Investments Limited
                                                    LLC

-------------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund                  Class IB   Putnam Investment Management,        --
                                                    LLC

-------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund       Class 4    Templeton Investment Counsel,        --
                                                    LLC

-------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond Securities Fund   Class 4    Franklin Advisers, Inc.              --

-------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund        Class 4    Templeton Global Advisors Ltd        --

-------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Balanced ETF          Class 3    ValMark Advisers, Inc.               Milliman Financial Risk Management,
   Portfolio                                                                             LLC

-------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Growth ETF            Class 3    ValMark Advisers, Inc.               Milliman Financial Risk Management,
   Portfolio                                                                             LLC

-------------------------------------------------------------------------------------------------------------------------------
TOPS Managed Risk Moderate Growth       Class 3    ValMark Advisers, Inc.               Milliman Financial Risk Management,
   ETF Portfolio                                                                         LLC

-------------------------------------------------------------------------------------------------------------------------------

      Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Forethought's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity Contracts is not chargeable with liabilities arising out of any other business Forethought may conduct.




--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------


      The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. One-hundred-thirty Sub-Accounts are currently offered by the Separate Account, of which seventy-seven had activity during the year. Fifty-three Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2015. In addition, one Sub-Account was liquidated during the year. The Sub-Accounts with no activity are as follows:



SUB-ACCOUNTS WITH NO ACTIVITY
------------------------------

AB VPS Growth & Income Portfolio
AB VPS Real Estate Investment Portfolio
American Century VP Income and Growth Fund
American Funds Asset Allocation Fund
American Funds Blue Chip Income and Growth
American Funds Bond Fund
American Funds Capital Income Builder
American Funds Global Growth Fund
BlackRock Basic Value V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
Calvert VP EAFE International Index Portfolio
Calvert VP Investment Grade Bond Index Portfolio
Calvert VP Nasdaq 100 Index Portfolio
Calvert VP Russell 2000 Small Cap Index Portfolio
Calvert VP S&P MidCap 400 Index Portfolio
Franklin Global Real Estate VIP Fund
Goldman Sachs High Quality Floating Rate Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs U.S. Equity Insights Fund
Goldman Sachs VIT Core Fixed Income Fund
Invesco V.I. Comstock Fund
Invesco V.I. Equity and Income Fund
Ivy Funds VIP Asset Strategy
Ivy Funds VIP Core Equity
Ivy Funds VIP International Core Equity
Ivy Funds VIP Real Estate Securities
Ivy Funds VIP Value
Lord Abbett Mid Cap Stock Portfolio
Lord Abbett Short Duration Income Portfolio
MFS Global Real Estate Portfolio
MFS Mid Cap Growth Series
MFS Mid Cap Value Portfolio
MFS Research International Portfolio
MFS Total Return Bond Series
MFS Utilities Series
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Multi-Alternatives Fund/VA
Oppenheimer International Growth Fund/VA
Oppenheimer Main Street Small Cap Fund/VA
PIMCO CommodityRealReturn Strategy Portfolio
PIMCO Emerging Markets Bond Portfolio
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
PIMCO Global Multi-Asset Managed Allocation Portfolio
PIMCO Real Return Portfolio
PIMCO Unconstrained Bond Portfolio
Putnam VT Absolute Return 500 Fund
Putnam VT American Government Income Fund
Putnam VT Global Asset Allocation Fund
Putnam VT International Value Fund
Putnam VT Investors Fund
Putnam VT Small Cap Value Fund




     All Sub-Accounts reported a full twelve month period for 2015 except for the following as indicated:


INCEPTION DATE                                                                               SUB-ACCOUNT
------------------------------------------------------------     -------------------------------------------------------------------
November 16, 2015...........................................     AB VPS Global Bond Portfolio
November 16, 2015...........................................     AB VPS Growth & Income Portfolio
November 16, 2015...........................................     AB VPS Real Estate Investment Portfolio
November 16, 2015...........................................     American Century VP Capital Appreciation Fund
November 16, 2015...........................................     American Century VP Income and Growth Fund
November 16, 2015...........................................     American Funds Asset Allocation Fund
November 16, 2015...........................................     American Funds Blue Chip Income and Growth
November 16, 2015...........................................     American Funds Bond Fund
November 16, 2015...........................................     American Funds Capital Income Builder
November 16, 2015...........................................     American Funds Global Growth Fund
November 16, 2015...........................................     BlackRock Basic Value V.I. Fund
November 16, 2015...........................................     BlackRock S&P 500 Index V.I. Fund
November 16, 2015...........................................     BlackRock Total Return V.I. Fund
November 16, 2015...........................................     Calvert VP EAFE International Index Portfolio
November 16, 2015...........................................     Calvert VP Investment Grade Bond Index Portfolio


--------------------------------------------------------------------------------
                                    SA-74

   ----------------------------------------------------------------------------



INCEPTION DATE                                                                               SUB-ACCOUNT
------------------------------------------------------------     -------------------------------------------------------------------
November 16, 2015...........................................     Calvert VP Nasdaq 100 Index Portfolio
November 16, 2015...........................................     Calvert VP Russell 2000 Small Cap Index Portfolio
November 16, 2015...........................................     Calvert VP S&P MidCap 400 Index Portfolio
November 16, 2015...........................................     Franklin Global Real Estate VIP Fund
November 16, 2015...........................................     Franklin Mutual Global Discovery VIP Fund
November 16, 2015...........................................     FVIT Goldman Sachs Dynamic Trends Allocation Portfolio
November 16, 2015...........................................     FVIT PIMCO Tactical Allocation Portfolio
November 16, 2015...........................................     Goldman Sachs Growth Opportunities Fund
November 16, 2015...........................................     Goldman Sachs High Quality Floating Rate Fund
November 16, 2015...........................................     Goldman Sachs Mid Cap Value Fund
November 16, 2015...........................................     Goldman Sachs Small Cap Equity Insights Fund
November 16, 2015...........................................     Goldman Sachs Strategic International Equity Fund
November 16, 2015...........................................     Goldman Sachs U.S. Equity Insights Fund
November 16, 2015...........................................     Goldman Sachs VIT Core Fixed Income Fund
November 16, 2015...........................................     Invesco V.I. Comstock Fund
November 16, 2015...........................................     Invesco V.I. Equity and Income Fund
November 16, 2015...........................................     Ivy Funds VIP Asset Strategy
November 16, 2015...........................................     Ivy Funds VIP Core Equity
November 16, 2015...........................................     Ivy Funds VIP International Core Equity
November 16, 2015...........................................     Ivy Funds VIP Real Estate Securities
November 16, 2015...........................................     Ivy Funds VIP Value
November 16, 2015...........................................     Lord Abbett Mid Cap Stock Portfolio
November 16, 2015...........................................     Lord Abbett Short Duration Income Portfolio
November 16, 2015...........................................     MFS Blended Research Core Equity Portfolio
November 16, 2015...........................................     MFS Blended Research Small Cap Equity Portfolio
November 16, 2015...........................................     MFS Global Real Estate Portfolio
November 16, 2015...........................................     MFS Mid Cap Growth Series
November 16, 2015...........................................     MFS Mid Cap Value Portfolio
November 16, 2015...........................................     MFS Research International Portfolio
November 16, 2015...........................................     MFS Total Return Bond Series
November 16, 2015...........................................     MFS Utilities Series
November 16, 2015...........................................     Oppenheimer Discovery Mid Cap Growth Fund/VA
November 16, 2015...........................................     Oppenheimer Global Fund/VA
November 16, 2015...........................................     Oppenheimer Global Multi-Alternatives Fund/VA
November 16, 2015...........................................     Oppenheimer International Growth Fund/VA
November 16, 2015...........................................     Oppenheimer Main Street Small Cap Fund/VA
November 16, 2015...........................................     PIMCO CommodityRealReturn Strategy Portfolio
November 16, 2015...........................................     PIMCO Emerging Markets Bond Portfolio
November 16, 2015...........................................     PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
November 16, 2015...........................................     PIMCO Global Multi-Asset Managed Allocation Portfolio
November 16, 2015...........................................     PIMCO Real Return Portfolio
November 16, 2015...........................................     PIMCO Unconstrained Bond Portfolio
November 16, 2015...........................................     Putnam VT Absolute Return 500 Fund
November 16, 2015...........................................     Putnam VT American Government Income Fund
November 16, 2015...........................................     Putnam VT Global Asset Allocation Fund
November 16, 2015...........................................     Putnam VT International Value Fund
November 16, 2015...........................................     Putnam VT Investors Fund
November 16, 2015...........................................     Putnam VT Small Cap Value Fund


--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------




      During the current year the following Sub-Account name changes were made effective:


DATE                                          NEW NAME                                            OLD NAME
-----------------------  --------------------------------------------------   ------------------------------------------------
April 29, 2015.........  Goldman Sachs Global Trends Allocation Fund          Goldman Sachs Global Markets Navigator Fund
April 30, 2015.........  FVIT Wellington Research Managed Risk Portfolio      FVIT WMC Research Managed Risk Portfolio
July 13, 2015..........  PIMCO Global Dividend Portfolio                      PIMCO EqS Pathfinder Portfolio


      During the current year the following Sub-Account was liquidated and subsequently reinvested:


DATE                                                                                           LIQUIDATED SUB-ACCOUNT
------------------------------------------------------------------------------  ----------------------------------------------------

March 5, 2015.................................................................  Huntington VA International Equity Fund


INVESTMENT VALUATION

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2015, were as follows:


                                                                                                         COST OF         PROCEEDS
SUB-ACCOUNT                                                                                             PURCHASES       FROM SALES
-----------------------------------------------------------------------------------------------      ---------------   -------------
AB VPS Global Bond Portfolio (a)...............................................................      $         1,251   $          --
American Century VP Capital Appreciation Fund (a)..............................................               26,418             468
American Century VP Growth Fund................................................................              660,111         688,025
American Century VP Mid Cap Value..............................................................            1,364,973         742,156
American Century VP Value Fund.................................................................              435,260         140,655
American Funds Global Growth and Income Fund...................................................              743,781         575,999
American Funds Growth Fund.....................................................................            4,135,818       1,432,192
American Funds Growth-Income Fund..............................................................            3,047,911       1,370,267
American Funds International Fund..............................................................              727,056         399,114
American Funds Managed Risk Asset Allocation Fund..............................................          159,227,271      58,221,036
American Funds New World Fund..................................................................              296,734          76,809
BlackRock Capital Appreciation V.I. Fund.......................................................            1,055,447         797,797
BlackRock Equity Dividend V.I. Fund............................................................              663,810         246,620
BlackRock Global Allocation V.I. Fund..........................................................            2,757,962       1,326,530
BlackRock High Yield V.I. Fund.................................................................              540,873         367,956
BlackRock U.S. Government Bond V.I. Fund.......................................................              283,087          17,539
Franklin Income VIP Fund.......................................................................            1,911,005         971,226
Franklin Mutual Global Discovery VIP Fund (a)..................................................               24,917             493
Franklin Mutual Shares VIP Fund................................................................              886,779         623,749
Franklin Rising Dividends VIP Fund.............................................................              697,505         470,958
Franklin Small Cap Value VIP Fund..............................................................              705,863         358,681
Franklin Strategic Income VIP Fund.............................................................              324,279          95,383
FVIT American Funds Managed Risk Portfolio.....................................................           92,986,972      12,655,076
FVIT Balanced Managed Risk Portfolio...........................................................           44,167,704       6,810,830
FVIT BlackRock Global Allocation Managed Risk Portfolio........................................          140,340,496      18,924,546
FVIT Franklin Dividend and Income Managed Risk Portfolio.......................................           92,255,065       6,734,246
FVIT Goldman Sachs Dynamic Trends Allocation Portfolio (a).....................................           16,905,624         222,886
FVIT Growth Managed Risk Portfolio.............................................................          241,661,452      15,774,251
FVIT Moderate Growth Managed Risk Portfolio....................................................           73,059,396       6,473,579
FVIT PIMCO Tactical Allocation Portfolio (a)...................................................            9,986,836         653,766
FVIT Select Advisor Managed Risk Portfolio.....................................................           62,759,746       4,870,436


--------------------------------------------------------------------------------
                                    SA-76

   ----------------------------------------------------------------------------



                                                                                                         COST OF         PROCEEDS
SUB-ACCOUNT                                                                                             PURCHASES       FROM SALES
-----------------------------------------------------------------------------------------------      ---------------   -------------
FVIT Wellington Research Managed Risk Portfolio (b)............................................      $   256,452,501   $   7,173,965
Goldman Sachs Global Trends Allocation Fund (b)................................................               51,197          48,841
Goldman Sachs Growth Opportunities Fund (a)....................................................                1,562               1
Goldman Sachs Multi-Strategy Alternatives Portfolio............................................               54,684          17,537
Goldman Sachs Small Cap Equity Insights Fund (a)...............................................                1,063              --
Goldman Sachs Strategic Income Fund............................................................              106,285          31,227
Hartford Capital Appreciation HLS Fund.........................................................            2,574,290         601,071
Hartford Dividend and Growth HLS Fund..........................................................            1,423,076         377,372
Hartford Growth Opportunities HLS Fund.........................................................              124,381          81,553
Hartford High Yield HLS Fund...................................................................              270,725          77,761
Hartford International Opportunities HLS Fund..................................................              289,361         147,065
Hartford Portfolio Diversifier HLS Fund........................................................            3,665,793       7,593,399
Hartford Total Return Bond HLS Fund............................................................              667,831         193,442
Hartford Value HLS Fund........................................................................              310,316          90,512
HIMCO VIT Index Fund...........................................................................              371,006         658,717
Huntington VA Dividend Capture Fund............................................................              113,962         205,474
Huntington VA International Equity Fund (c)....................................................               61,775         211,125
Huntington VA Situs Fund.......................................................................                4,093           6,490
Invesco V.I. Balanced Risk Allocation Fund.....................................................              761,957         287,921
Invesco V.I. Core Equity Fund..................................................................              308,271         123,148
Invesco V.I. International Growth Fund.........................................................              352,249         559,246
Invesco V.I. Mid Cap Core Equity Fund..........................................................              578,241         203,323
Invesco V.I. Money Market Fund.................................................................            5,586,218       2,384,113
Invesco V.I. Small Cap Equity Fund.............................................................            1,055,678         341,767
Lord Abbett Bond-Debenture Portfolio...........................................................              783,279         180,348
Lord Abbett Fundamental Equity Portfolio.......................................................              546,903         569,939
Lord Abbett Growth Opportunities Portfolio.....................................................              551,173         161,490
MFS Blended Research Core Equity Portfolio (a).................................................                3,753               1
MFS Blended Research Small Cap Equity Portfolio (a)............................................                1,000              --
MFS Growth Series..............................................................................              877,977         411,555
MFS International Value Portfolio..............................................................              979,313         266,872
MFS Investors Trust Series.....................................................................              197,404          79,344
MFS New Discovery Series.......................................................................              552,871         448,989
MFS Value Series...............................................................................              800,527         813,462
Oppenheimer Global Fund/VA (a).................................................................                1,251               1
PIMCO All Asset Portfolio......................................................................              160,831          96,127
PIMCO Global Dividend Portfolio (b)............................................................              411,535         233,638
PIMCO Total Return Portfolio...................................................................              790,430         867,769
Putnam VT Equity Income Fund...................................................................              657,116         111,660
Putnam VT Income Fund..........................................................................              337,243         285,356
Putnam VT Voyager Fund.........................................................................              651,486         425,577
Templeton Foreign Securities Fund..............................................................              314,820         261,449
Templeton Global Bond Securities Fund..........................................................            1,164,512         577,767
Templeton Growth Securities Fund...............................................................              582,181         492,965
TOPS Managed Risk Balanced ETF Portfolio.......................................................            3,208,158       9,267,976
TOPS Managed Risk Growth ETF Portfolio.........................................................            5,288,595      43,246,672
TOPS Managed Risk Moderate Growth ETF Portfolio................................................            8,483,476      25,629,651

(a)   New Sub-Account. See Note 1.

(b)   Name change. See Note 1.

(c)   Liquidation. See Note 1.



--------------------------------------------------------------------------------
                                    SA-77

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------




ANNUITY RESERVES

     As of December 31, 2015, annuity reserves have not been established, as there are no Contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, Forethought periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to Forethought and not to the Separate Account.

REINVESTMENT OF DIVIDENDS

     Dividend and capital gains distributions paid by the mutual fund to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under Contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. Forethought will review periodically the status of this policy in the event of changes in the tax law.

USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

FAIR VALUE MEASUREMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

     - LEVEL 1 -- Unadjusted quoted prices in active markets for identical assets or liabilities.

     - LEVEL 2 -- Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

     - LEVEL 3 -- Unobservable inputs for the asset or liability reflecting internal assumptions.

     The Separate Account invests in shares of open-end mutual funds, which process Contract owner-directed purchases, sales and transfers on a daily basis at the fund's computed net asset values (NAV). The fair value of the Separate Account's assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

     Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund. As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets. The Separate Account's financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2015, based on the priority of the inputs to the valuation technique above. There were no transfers between levels during the year ended December 31, 2015. The Separate Account had no financial liabilities as of December 31, 2015.



--------------------------------------------------------------------------------
                                    SA-78

   ----------------------------------------------------------------------------



2.   VARIABLE ANNUITY CONTRACT CHARGES

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY
CONTRACT VALUE EXCLUDING FIXED
ACCUMULATION FEATURE AND PERSONAL
PENSION ACCOUNT INVESTMENTS)               B SHARE   C SHARE   L SHARE
----------------------------------------  --------  --------  --------
FORERETIREMENT
Mortality and Expense Risk Charge.......    0.45%    1.35%     0.80%
Administrative Charge...................    0.20%    0.20%     0.20%
Premium Based Charge....................    0.50%    None      0.50%
Maximum Fund Facilitation Fee (1).......    0.50%    0.50%     0.50%
Total Separate Account Annual
  Expenses..............................    1.65%    2.05%     2.00%

FORERETIREMENT II
Mortality and Expense Risk Charge.......    0.45%    1.45%     0.90%
Administrative Charge...................    0.20%    0.20%     0.20%
Premium Based Charge....................    0.50%    None      0.50%
Maximum Fund Facilitation Fee (1).......    0.50%    0.50%     0.50%
Total Separate Account Annual
  Expenses..............................    1.65%    2.15%     2.10%

FORERETIREMENT III
Mortality and Expense Risk Charge.......    0.45%    1.45%     0.90%
Administrative Charge...................    0.20%    0.20%     0.20%
Premium Based Charge....................    0.50%    None      0.50%
Maximum Fund Facilitation Fee (1).......    0.50%    0.50%     0.50%
Total Separate Account Annual
  Expenses..............................    1.65%    2.15%     2.10%

FOREFOUNDATION
Mortality and Expense Risk Charge.......    0.80%    1.45%     0.90%
Administrative Charge...................    0.20%    0.20%     0.20%
Premium Based Charge....................    None     None      0.50%
Maximum Fund Facilitation Fee (1).......    0.50%    0.50%     0.50%
Total Separate Account Annual
  Expenses..............................    1.50%    2.15%     2.00%

FOREINVESTORS CHOICE
Mortality and Expense Risk Charge.......    0.80%    0.95%      N/A
Administrative Charge...................    0.20%    0.20%      N/A
Premium Based Charge....................    None     None       N/A
Maximum Fund Facilitation Fee (1).......    0.50%    0.50%      N/A
Total Separate Account Annual
  Expenses..............................    1.50%    1.65%


(1)   Fee is applied daily to amounts invested in the following Sub-Accounts:

      American Funds Managed Risk Asset Allocation Fund

      BlackRock High Yield V.I. Fund

      BlackRock U.S. Government Bond V.I. Fund

      Calvert VP Investment Grade Bond Index Portfolio

      Calvert VP NASDAQ 100 Index Portfolio

      Franklin Global Real Estate VIP Fund

      FVIT Franklin Dividend and Income Managed Risk Portfolio

      FVIT Goldman Sachs Dynamic Trends Allocation Portfolio

      FVIT Growth Managed Risk Portfolio

      FVIT PIMCO Tactical Allocation Portfolio

      FVIT Select Advisor Managed Risk Portfolio

      Goldman Sachs VIT Core Fixed Income Fund

      Hartford Capital Appreciation HLS Fund

      Hartford Total Return Bond HLS Fund

      HIMCO VIT Index Fund

      Invesco V.I. Money Market Fund

      MFS Total Return Bond Series

      PIMCO CommodityRealReturn Strategy Portfolio

      PIMCO Real Return Portfolio

      PIMCO Total Return Portfolio

      TOPS Managed Risk Balanced ETF Portfolio

      TOPS Managed Risk Growth ETF Portfolio

      TOPS Managed Risk Moderate Growth ETF Portfolio

     The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 20% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 80% of the outstanding ordinary shares.

     Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2015, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of the Goldman Sachs VIT funds.

     The Goldman Sachs VIT funds' advisory agreement provided for each fund to pay a fee equal to an annual rate ranging from 0.39% to 1.12% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund paid a fee equal to an annual rate ranging from 0.15% to 0.25% of the fund's average daily net assets.


--------------------------------------------------------------------------------
                                    SA-79

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



3.   SUMMARY OF UNIT TRANSACTIONS

     The changes in units outstanding for the periods ended December 31, 2015 and 2014 were as follows:


                                                                   2015
                                                 -----------------------------------------
                                                                                   NET
                                                     UNITS         UNITS        INCREASE
SUB-ACCOUNT                                         ISSUED       REDEEMED      (DECREASE)
-----------------------------------------------  ------------  -------------  ------------
AB VPS Global Bond Portfolio (a)...............           125            --           125
American Century VP Capital
  Appreciation Fund (a)........................         4,694        (2,105)        2,589
American Century VP Growth Fund................        73,669       (79,934)       (6,265)
American Century VP Mid Cap Value..............       140,075       (88,719)       51,356
American Century VP Value Fund.................        44,382       (18,748)       25,634
American Funds Global Growth and Income
  Fund.........................................       113,674       (96,709)       16,965
American Funds Growth Fund.....................       340,715      (220,594)      120,121
American Funds Growth-Income Fund..............       265,463      (183,387)       82,076
American Funds International Fund..............        76,074       (56,242)       19,832
American Funds Managed Risk Asset
  Allocation Fund..............................    23,078,025   (13,926,950)    9,151,075
American Funds New World Fund..................        30,608       (10,131)       20,477
BlackRock Capital Appreciation V.I. Fund.......       125,703      (105,762)       19,941
BlackRock Equity Dividend V.I. Fund............       109,233       (78,753)       30,480
BlackRock Global Allocation V.I. Fund..........       296,648      (185,455)      111,193
BlackRock High Yield V.I. Fund.................        77,252       (66,153)       11,099
BlackRock U.S. Government Bond V.I. Fund.......        34,135        (7,973)       26,162
Franklin Income VIP Fund.......................       226,208      (128,100)       98,108
Franklin Mutual Global Discovery VIP Fund (a)..         4,624        (2,147)        2,477
Franklin Mutual Shares VIP Fund................        97,491       (93,243)        4,248
Franklin Rising Dividends VIP Fund.............        61,026       (53,211)        7,815
Franklin Small Cap Value VIP Fund..............        96,515       (74,203)       22,312
Franklin Strategic Income VIP Fund.............        29,918       (15,016)       14,902
FVIT American Funds Managed Risk Portfolio.....    12,275,887    (4,426,858)    7,849,029
FVIT Balanced Managed Risk Portfolio...........     5,622,585    (1,957,196)    3,665,389
FVIT BlackRock Global Allocation Managed
  Risk Portfolio...............................    18,300,291    (7,273,309)   11,026,982
FVIT Franklin Dividend and Income Managed
  Risk Portfolio...............................    12,723,321    (4,204,679)    8,518,642
FVIT Goldman Sachs Dynamic Trends
  Allocation Portfolio (a).....................     1,933,538      (222,687)    1,710,851
FVIT Growth Managed Risk Portfolio.............    33,662,824   (11,121,789)   22,541,035
FVIT Moderate Growth Managed Risk
  Portfolio....................................     8,963,013    (2,393,795)    6,569,218
FVIT PIMCO Tactical Allocation Portfolio (a)...     1,186,363      (222,653)      963,710
FVIT Select Advisor Managed Risk Portfolio.....     7,503,029    (1,895,438)    5,607,591
FVIT Wellington Research Managed Risk
  Portfolio (b)................................    29,714,006    (5,967,006)   23,747,000
Goldman Sachs Global Trends Allocation
  Fund (b).....................................        16,334       (16,337)           (3)
Goldman Sachs Growth Opportunities
  Fund (a).....................................           148            --           148
Goldman Sachs Multi-Strategy Alternatives
  Portfolio....................................         5,226        (1,697)        3,529


                                                                   2014
                                                 -----------------------------------------
                                                                                  NET
                                                     UNITS         UNITS       INCREASE
SUB-ACCOUNT                                         ISSUED       REDEEMED     (DECREASE)
-----------------------------------------------  -----------   -------------  ------------
AB VPS Global Bond Portfolio (a)...............           --             --            --
American Century VP Capital
  Appreciation Fund (a)........................           --             --            --
American Century VP Growth Fund................      168,062       (134,995)       33,067
American Century VP Mid Cap Value..............      121,926        (65,957)       55,969
American Century VP Value Fund.................       63,437        (32,755)       30,682
American Funds Global Growth and Income
  Fund.........................................      209,031       (139,866)       69,165
American Funds Growth Fund.....................      443,161       (343,641)       99,520
American Funds Growth-Income Fund..............      392,480       (249,871)      142,609
American Funds International Fund..............      140,052       (107,681)       32,371
American Funds Managed Risk Asset
  Allocation Fund..............................   77,828,082    (48,182,054)   29,646,028
American Funds New World Fund..................       72,926        (43,414)       29,512
BlackRock Capital Appreciation V.I. Fund.......      103,789       (106,996)       (3,207)
BlackRock Equity Dividend V.I. Fund............      123,908       (144,792)      (20,884)
BlackRock Global Allocation V.I. Fund..........      255,003        (93,033)      161,970
BlackRock High Yield V.I. Fund.................      196,106       (131,365)       64,741
BlackRock U.S. Government Bond V.I. Fund.......       11,303         (9,940)        1,363
Franklin Income VIP Fund.......................      189,051        (87,407)      101,644
Franklin Mutual Global Discovery VIP Fund (a)..           --             --            --
Franklin Mutual Shares VIP Fund................      195,802       (159,429)       36,373
Franklin Rising Dividends VIP Fund.............      172,810       (130,856)       41,954
Franklin Small Cap Value VIP Fund..............      102,242        (70,664)       31,578
Franklin Strategic Income VIP Fund.............      144,522        (63,881)       80,641
FVIT American Funds Managed Risk Portfolio.....   15,366,655     (4,908,997)   10,457,658
FVIT Balanced Managed Risk Portfolio...........    7,424,150     (3,006,022)    4,418,128
FVIT BlackRock Global Allocation Managed
  Risk Portfolio...............................   26,398,045     (9,608,205)   16,789,840
FVIT Franklin Dividend and Income Managed
  Risk Portfolio...............................   15,832,021     (7,465,164)    8,366,857
FVIT Goldman Sachs Dynamic Trends
  Allocation Portfolio (a).....................           --             --            --
FVIT Growth Managed Risk Portfolio.............   48,044,141    (23,071,861)   24,972,280
FVIT Moderate Growth Managed Risk
  Portfolio....................................    9,376,255     (3,156,021)    6,220,234
FVIT PIMCO Tactical Allocation Portfolio (a)...           --             --            --
FVIT Select Advisor Managed Risk Portfolio.....   11,028,755     (6,411,021)    4,617,734
FVIT Wellington Research Managed Risk
  Portfolio (b)................................   12,020,639     (3,960,905)    8,059,734
Goldman Sachs Global Trends Allocation
  Fund (b).....................................        1,881         (1,535)          346
Goldman Sachs Growth Opportunities
  Fund (a).....................................           --             --            --
Goldman Sachs Multi-Strategy Alternatives
  Portfolio....................................       32,185        (12,483)       19,702


--------------------------------------------------------------------------------
                                    SA-80

   ----------------------------------------------------------------------------



                                                                   2015
                                                 -----------------------------------------
                                                                                   NET
                                                     UNITS         UNITS        INCREASE
SUB-ACCOUNT                                         ISSUED       REDEEMED      (DECREASE)
-----------------------------------------------  ------------  -------------  ------------
Goldman Sachs Small Cap Equity Insights
  Fund (a).....................................            99            --            99
Goldman Sachs Strategic Income Fund............        26,510       (19,716)        6,794
Hartford Capital Appreciation HLS Fund.........       204,375       (58,815)      145,560
Hartford Dividend and Growth HLS Fund..........       112,657       (44,641)       68,016
Hartford Growth Opportunities HLS Fund.........         9,117        (8,565)          552
Hartford High Yield HLS Fund...................        27,106        (9,576)       17,530
Hartford International Opportunities HLS Fund..        63,481       (47,812)       15,669
Hartford Portfolio Diversifier HLS Fund........     1,070,062    (1,523,706)     (453,644)
Hartford Total Return Bond HLS Fund............        73,980       (34,352)       39,628
Hartford Value HLS Fund........................        33,718       (15,050)       18,668
HIMCO VIT Index Fund...........................        50,551       (68,733)      (18,182)
Huntington VA Dividend Capture Fund............        15,272       (24,337)       (9,065)
Huntington VA International Equity Fund (c)....            90       (18,505)      (18,415)
Huntington VA Situs Fund.......................         1,028        (1,415)         (387)
Invesco V.I. Balanced Risk Allocation Fund.....        54,797       (28,985)       25,812
Invesco V.I. Core Equity Fund..................        35,711       (26,063)        9,648
Invesco V.I. International Growth Fund.........        73,329       (89,729)      (16,400)
Invesco V.I. Mid Cap Core Equity Fund..........        75,383       (45,702)       29,681
Invesco V.I. Money Market Fund.................       844,610      (520,281)      324,329
Invesco V.I. Small Cap Equity Fund.............        76,512       (31,754)       44,758
Lord Abbett Bond-Debenture Portfolio...........        79,224       (26,002)       53,222
Lord Abbett Fundamental Equity Portfolio.......        72,729       (84,554)      (11,825)
Lord Abbett Growth Opportunities Portfolio.....        47,967       (22,011)       25,956
MFS Blended Research Core Equity
  Portfolio (a)................................           372            --           372
MFS Blended Research Small Cap Equity
  Portfolio (a)................................            98            --            98
MFS Growth Series..............................       141,784      (109,318)       32,466
MFS International Value Portfolio..............       112,995       (49,059)       63,936
MFS Investors Trust Series.....................        10,314        (5,514)        4,800
MFS New Discovery Series.......................        61,701       (50,924)       10,777
MFS Value Series...............................        81,576       (90,040)       (8,464)
Oppenheimer Global Fund/VA (a).................           125            --           125
PIMCO All Asset Portfolio......................        19,781       (14,342)        5,439
PIMCO Global Dividend Portfolio (b)............        65,824       (63,290)        2,534
PIMCO Total Return Portfolio...................       118,858      (137,173)      (18,315)
Putnam VT Equity Income Fund...................        98,344       (51,985)       46,359
Putnam VT Income Fund..........................        42,024       (42,030)           (6)
Putnam VT Voyager Fund.........................        64,567       (55,235)        9,332
Templeton Foreign Securities Fund..............        46,198       (42,458)        3,740
Templeton Global Bond Securities Fund..........       206,208      (165,829)       40,379
Templeton Growth Securities Fund...............        79,803       (66,803)       13,000
TOPS Managed Risk Balanced ETF Portfolio.......       917,969    (1,605,995)     (688,026)
TOPS Managed Risk Growth ETF Portfolio.........     4,267,795    (7,823,158)   (3,555,363)
TOPS Managed Risk Moderate Growth ETF
  Portfolio....................................     2,904,852    (4,693,745)   (1,788,893)


                                                                   2014
                                                 -----------------------------------------
                                                                                  NET
                                                     UNITS         UNITS       INCREASE
SUB-ACCOUNT                                         ISSUED       REDEEMED     (DECREASE)
-----------------------------------------------  -----------   -------------  ------------
Goldman Sachs Small Cap Equity Insights
  Fund (a).....................................           --             --            --
Goldman Sachs Strategic Income Fund............       69,113        (26,892)       42,221
Hartford Capital Appreciation HLS Fund.........      218,641       (168,550)       50,091
Hartford Dividend and Growth HLS Fund..........       95,084        (81,773)       13,311
Hartford Growth Opportunities HLS Fund.........       43,947        (38,726)        5,221
Hartford High Yield HLS Fund...................       37,043        (19,047)       17,996
Hartford International Opportunities HLS Fund..       42,452        (38,162)        4,290
Hartford Portfolio Diversifier HLS Fund........    7,360,515     (7,538,046)     (177,531)
Hartford Total Return Bond HLS Fund............       73,371        (36,847)       36,524
Hartford Value HLS Fund........................       27,408        (29,711)       (2,303)
HIMCO VIT Index Fund...........................      681,957       (809,101)     (127,144)
Huntington VA Dividend Capture Fund............      100,963       (117,808)      (16,845)
Huntington VA International Equity Fund (c)....       14,425        (16,375)       (1,950)
Huntington VA Situs Fund.......................        2,353         (2,279)           74
Invesco V.I. Balanced Risk Allocation Fund.....      125,698        (44,072)       81,626
Invesco V.I. Core Equity Fund..................       30,986        (21,627)        9,359
Invesco V.I. International Growth Fund.........      149,834       (139,229)       10,605
Invesco V.I. Mid Cap Core Equity Fund..........       79,420        (51,717)       27,703
Invesco V.I. Money Market Fund.................      493,228       (421,162)       72,066
Invesco V.I. Small Cap Equity Fund.............       39,064        (26,176)       12,888
Lord Abbett Bond-Debenture Portfolio...........       99,191        (48,777)       50,414
Lord Abbett Fundamental Equity Portfolio.......      102,722       (129,570)      (26,848)
Lord Abbett Growth Opportunities Portfolio.....       45,970        (24,689)       21,281
MFS Blended Research Core Equity
  Portfolio (a)................................           --             --            --
MFS Blended Research Small Cap Equity
  Portfolio (a)................................           --             --            --
MFS Growth Series..............................      103,887        (84,850)       19,037
MFS International Value Portfolio..............       64,706        (37,801)       26,905
MFS Investors Trust Series.....................       15,450         (9,729)        5,721
MFS New Discovery Series.......................      114,339        (92,022)       22,317
MFS Value Series...............................      169,416       (144,782)       24,634
Oppenheimer Global Fund/VA (a).................           --             --            --
PIMCO All Asset Portfolio......................       85,558        (41,688)       43,870
PIMCO Global Dividend Portfolio (b)............       81,379       (103,752)      (22,373)
PIMCO Total Return Portfolio...................      162,890       (104,935)       57,955
Putnam VT Equity Income Fund...................       53,223        (36,586)       16,637
Putnam VT Income Fund..........................       74,353        (40,464)       33,889
Putnam VT Voyager Fund.........................       95,444        (98,328)       (2,884)
Templeton Foreign Securities Fund..............       69,817        (52,632)       17,185
Templeton Global Bond Securities Fund..........      236,006        (80,512)      155,494
Templeton Growth Securities Fund...............      102,594        (91,182)       11,412
TOPS Managed Risk Balanced ETF Portfolio.......    4,158,486     (2,598,001)    1,560,485
TOPS Managed Risk Growth ETF Portfolio.........   11,578,099     (5,000,107)    6,577,992
TOPS Managed Risk Moderate Growth ETF
  Portfolio....................................    7,408,104     (5,055,821)    2,352,283

(a)  New Sub-Account. See Note 1.

(b)  Name change. See Note 1.

(c)  Liquidation. See Note 1.



--------------------------------------------------------------------------------
                                    SA-81

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



4.    FINANCIAL HIGHLIGHTS

      The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in
      Note 2.

      A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years ended December 31, 2015, 2014, and 2013, respectively, were as follows:


                               UNIT         UNIT                       INVESTMENT        EXPENSE         EXPENSE
                              VALUES       VALUES                        INCOME          RATIOS          RATIOS
SUB-ACCOUNT       UNITS     LOWEST (4)   HIGHEST (4)    NET ASSETS    RATIOS (1)(5)   LOWEST (2)(5)  HIGHEST (2)(5)
-------------  -----------  ----------  ------------  --------------  -------------  --------------  --------------
AB VPS GLOBAL BOND PORTFOLIO (a)
    2015               125    $ 9.98      $  9.98     $        1,247       N/A            1.00%           1.00%

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND (a)
    2015             2,589     10.03        10.03             25,963       N/A            1.00%           1.15%

AMERICAN CENTURY VP GROWTH FUND
    2015           214,582     13.78        14.14          2,872,637      0.32%           0.65%           1.55%
    2014           220,847     10.86        13.61          2,932,287        --            1.00%           1.65%
    2013           187,780     12.24        12.34          2,311,969      0.47%           1.15%           1.55%

AMERICAN CENTURY VP MID CAP VALUE
    2015           157,073     10.73        13.79          1,865,496      1.49%           0.65%           1.65%
    2014           105,717     11.09        14.10          1,368,132      0.01%           1.00%           1.65%
    2013            49,748     12.11        12.21            605,980      0.88%           1.15%           1.55%

AMERICAN CENTURY VP VALUE FUND
    2015           102,484     10.18        13.15          1,201,585      2.01%           0.65%           1.65%
    2014            76,850     10.78        13.79            976,779      0.01%           1.00%           1.65%
    2013            46,168     12.20        12.30            567,004      1.11%           1.15%           1.55%

AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND
    2015           133,491      9.85        12.06          1,417,793      2.03%           0.65%           1.65%
    2014           116,526     10.17        12.33          1,316,337      0.05%           1.00%           1.65%
    2013            47,361     11.68        11.78            557,228      6.84%           1.15%           1.55%

AMERICAN FUNDS GROWTH FUND
    2015           601,736     11.23        14.13          7,755,185      0.83%           0.65%           1.65%
    2014           481,615     10.71        13.34          6,162,299      0.01%           1.00%           1.65%
    2013           382,095     12.31        12.41          4,732,275      1.35%           1.15%           1.55%

AMERICAN FUNDS GROWTH-INCOME FUND
    2015           468,773     10.66        14.02          5,828,225      1.55%           0.65%           1.65%
    2014           386,697     10.71        13.94          4,993,263      0.02%           1.00%           1.65%
    2013           244,088     12.62        12.72          3,099,118      2.01%           1.15%           1.55%

AMERICAN FUNDS INTERNATIONAL FUND
    2015           219,149     10.40        10.67          2,271,058      1.48%           0.65%           1.55%
    2014           199,317      9.55        11.28          2,219,540      0.02%           1.00%           1.65%
    2013           166,946     11.59        11.69          1,947,562      2.24%           1.15%           1.55%

AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION FUND
    2015        53,001,858      9.55        11.63        563,893,102      1.52%           0.75%           1.75%
    2014        43,850,783     10.17        11.84        488,643,425        --            1.50%           2.15%
    2013        14,204,755     11.50        11.60        164,362,541      1.68%           1.65%           2.05%


                     TOTAL             TOTAL
                    RETURNS           RETURNS
SUB-ACCOUNT    LOWEST (3)(4)(5)  HIGHEST (3)(4)(5)
-------------  ----------------  -----------------
AB VPS GLOBAL BOND PORTFOLIO (a)
    2015              (0.20)%           (0.20)%

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND (a)
    2015               0.30%             0.30%

AMERICAN CENTURY VP GROWTH FUND
    2015               2.99%             3.89%
    2014               8.60%            10.29%
    2013              22.40%            23.40%

AMERICAN CENTURY VP MID CAP VALUE
    2015              (3.25)%           (2.20)%
    2014              10.90%            15.48%
    2013              21.10%            22.10%

AMERICAN CENTURY VP VALUE FUND
    2015              (5.57)%           (4.64)%
    2014               7.80%            12.11%
    2013              22.00%            23.00%

AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND
    2015              (3.15)%           (2.19)%
    2014               1.70%             4.67%
    2013              16.80%            17.80%

AMERICAN FUNDS GROWTH FUND
    2015               4.86%             5.92%
    2014               6.58%             7.80%
    2013              23.10%            24.10%

AMERICAN FUNDS GROWTH-INCOME FUND
    2015              (0.47)%            0.57%
    2014               7.10%             9.59%
    2013              26.20%            27.20%

AMERICAN FUNDS INTERNATIONAL FUND
    2015              (6.22)%           (5.41)%
    2014              (4.50)%           (3.51)%
    2013              15.90%            16.90%

AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION FUND
    2015              (4.50)%           (1.77)%
    2014               1.13%             2.40%
    2013              15.00%            16.00%


--------------------------------------------------------------------------------
                                    SA-82

   ----------------------------------------------------------------------------



                               UNIT         UNIT                       INVESTMENT        EXPENSE         EXPENSE
                              VALUES       VALUES                        INCOME          RATIOS          RATIOS
SUB-ACCOUNT       UNITS     LOWEST (4)   HIGHEST (4)    NET ASSETS    RATIOS (1)(5)   LOWEST (2)(5)  HIGHEST (2)(5)
-------------  -----------  ----------  ------------  --------------  -------------  --------------  --------------
AMERICAN FUNDS NEW WORLD FUND
    2015            66,480    $ 8.69      $  9.52     $      605,915      0.56%           0.65%           1.65%
    2014            46,003      9.14         9.91            441,041      0.01%           1.00%           1.65%
    2013            16,491     10.77        10.86            178,106      1.97%           1.15%           1.55%

BLACKROCK CAPITAL APPRECIATION V.I. FUND
    2015            92,727     11.64        14.72          1,226,169       N/A            0.65%           1.65%
    2014            72,786     11.10        13.89            979,645        --            1.00%           1.65%
    2013            75,993     12.78        12.88            978,157        --            1.15%           1.55%

BLACKROCK EQUITY DIVIDEND V.I. FUND
    2015           151,301     10.45        12.64          1,814,066      1.49%           0.65%           1.10%
    2014           120,821     10.62        12.83          1,537,531      0.02%           1.00%           1.65%
    2013           141,705     11.74        11.84          1,676,165      1.78%           1.15%           1.55%

BLACKROCK GLOBAL ALLOCATION V.I. FUND
    2015           385,787      9.73        11.06          4,027,875      1.11%           0.65%           1.65%
    2014           274,594      9.99        11.24          2,974,296      0.03%           1.00%           1.65%
    2013           112,624     11.01        11.10          1,248,525      1.97%           1.15%           1.55%

BLACKROCK HIGH YIELD V.I. FUND
    2015           121,389      9.18        10.39          1,192,710      4.85%           0.75%           1.75%
    2014           110,290      9.80        10.89          1,144,872      0.05%           1.50%           2.15%
    2013            45,549     10.62        10.71            484,388      2.62%           1.65%           2.05%

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
    2015            37,805      9.98        10.05            377,638      1.80%           0.75%           1.75%
    2014            11,643      9.95        10.21            116,986      0.02%           1.50%           2.15%
    2013            10,280      9.58         9.67             98,519      0.09%           1.65%           2.05%

FRANKLIN INCOME VIP FUND
    2015           237,499      8.87        10.55          2,196,823      4.29%           0.65%           1.65%
    2014           139,391      9.72        11.43          1,480,193      0.05%           1.00%           1.65%
    2013            37,747     10.92        11.01            415,316        --            1.15%           1.55%

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND (a)
    2015             2,477      9.89         9.89             24,501       N/A            1.00%           1.15%

FRANKLIN MUTUAL SHARES VIP FUND
    2015           236,524      9.54        12.15          2,745,992      3.01%           0.65%           1.65%
    2014           232,276     10.22        12.88          2,916,616      0.02%           1.00%           1.65%
    2013           195,903     12.01        12.11          2,367,577      1.87%           1.15%           1.55%

FRANKLIN RISING DIVIDENDS VIP FUND
    2015           136,739     10.09        12.60          1,570,861      1.50%           0.65%           1.65%
    2014           128,924     10.65        13.17          1,608,717      0.02%           1.00%           1.65%
    2013            86,970     12.11        12.21          1,059,745      0.78%           1.15%           1.55%

FRANKLIN SMALL CAP VALUE VIP FUND
    2015           120,357      9.13        11.74          1,260,068      0.50%           0.65%           1.65%
    2014            98,045     10.04        12.77          1,192,656        --            1.00%           1.65%
    2013            66,467     12.69        12.80            848,854      0.54%           1.15%           1.55%

FRANKLIN STRATEGIC INCOME VIP FUND
    2015           129,339      9.27         9.82          1,231,438      6.08%           0.65%           1.65%
    2014           114,437      9.81        10.30          1,146,294      0.04%           1.00%           1.65%
    2013            33,796     10.10        10.19            343,553      1.79%           1.15%           1.55%


                     TOTAL             TOTAL
                    RETURNS           RETURNS
SUB-ACCOUNT    LOWEST (3)(4)(5)  HIGHEST (3)(4)(5)
-------------  ----------------  -----------------
AMERICAN FUNDS NEW WORLD FUND
    2015              (4.92)%           (3.94)%
    2014              (9.56)%           (8.00)%
    2013               7.70%             8.60%

BLACKROCK CAPITAL APPRECIATION V.I. FUND
    2015               4.86%             5.98%
    2014               6.89%            11.80%
    2013              27.80%            28.80%

BLACKROCK EQUITY DIVIDEND V.I. FUND
    2015              (1.88)%           (1.48)%
    2014               6.20%             8.36%
    2013              17.40%            18.40%

BLACKROCK GLOBAL ALLOCATION V.I. FUND
    2015              (2.60)%           (1.60)%
    2014              (0.10)%            1.26%
    2013              10.10%            11.00%

BLACKROCK HIGH YIELD V.I. FUND
    2015              (8.20)%           (4.59)%
    2014              (2.00)%            1.68%
    2013               6.20%             7.10%

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
    2015              (1.67)%           (0.69)%
    2014               1.50%             4.65%
    2013              (4.20)%           (3.30)%

FRANKLIN INCOME VIP FUND
    2015              (8.74)%           (7.70)%
    2014              (2.80)%            3.81%
    2013               9.20%            10.10%

FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND (a)
    2015              (1.10)%           (1.10)%

FRANKLIN MUTUAL SHARES VIP FUND
    2015              (6.65)%           (5.67)%
    2014               2.20%             6.36%
    2013              20.10%            21.10%

FRANKLIN RISING DIVIDENDS VIP FUND
    2015              (5.26)%           (4.33)%
    2014               6.50%             7.86%
    2013              21.10%            22.10%

FRANKLIN SMALL CAP VALUE VIP FUND
    2015              (9.06)%           (8.07)%
    2014              (1.02)%            1.00%
    2013              26.90%            28.00%

FRANKLIN STRATEGIC INCOME VIP FUND
    2015              (5.50)%           (4.66)%
    2014              (1.90)%            1.08%
    2013               1.00%             1.90%


--------------------------------------------------------------------------------
                                    SA-83

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                               UNIT         UNIT                       INVESTMENT        EXPENSE         EXPENSE
                              VALUES       VALUES                        INCOME          RATIOS          RATIOS
SUB-ACCOUNT       UNITS     LOWEST (4)   HIGHEST (4)    NET ASSETS    RATIOS (1)(5)   LOWEST (2)(5)  HIGHEST (2)(5)
-------------  -----------  ----------  ------------  --------------  -------------  --------------  --------------
FVIT AMERICAN FUNDS MANAGED RISK PORTFOLIO
    2015        18,939,716    $ 9.43      $ 10.46     $  191,110,274      0.89%           0.65%           1.65%
    2014        11,090,687     10.35        10.73        116,516,202        --            1.00%           1.65%
    2013           633,029     10.20        10.21          6,462,490        --            1.65%           2.05%

FVIT BALANCED MANAGED RISK PORTFOLIO
    2015         8,207,333      9.59        10.48         83,277,911      0.42%           0.65%           1.65%
    2014         4,541,944     10.32        10.67         47,382,535        --            1.00%           1.65%
    2013           123,816     10.10        10.11          1,251,751        --            1.65%           2.05%

FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO
    2015        28,650,292      9.14         9.69        272,591,065      1.78%           0.65%           1.65%
    2014        17,623,310      9.92        10.11        176,429,891        --            1.00%           1.65%
    2013           833,470     10.09        10.10          8,417,458        --            1.65%           2.05%

FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO
    2015        16,885,499      9.14         9.72        162,089,391      0.45%           0.70%           1.70%
    2014         8,366,857     10.42        10.49         87,644,222        --            1.50%           2.15%

FVIT GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO (a)
    2015         1,710,851      9.38         9.52         16,243,381      0.07%           0.70%           1.70%

FVIT GROWTH MANAGED RISK PORTFOLIO
    2015        47,513,315      9.22         9.85        461,415,246      0.33%           0.70%           1.70%
    2014        24,972,280     10.38        10.46        260,764,228        --            1.50%           2.15%

FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO
    2015        12,789,452      9.43        10.13        127,665,426      0.32%           0.65%           1.65%
    2014         6,220,234     10.39        10.47         65,007,747        --            1.00%           1.65%

FVIT PIMCO TACTICAL ALLOCATION PORTFOLIO (a)
    2015           963,710      9.38         9.48          9,100,490      1.90%           0.75%           1.75%

FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO
    2015        10,462,500      9.41        10.41        105,731,508      0.43%           0.70%           1.70%
    2014         4,854,909     10.47        10.79         51,584,258        --            1.50%           2.15%
    2013           237,175     10.13        10.14          2,404,467        --            1.65%           2.05%

FVIT WELLINGTON RESEARCH MANAGED RISK PORTFOLIO (b)
    2015        31,984,876      9.66        11.06        335,259,746      0.06%           0.65%           1.65%
    2014         8,237,876     10.63        11.05         88,946,458        --            1.00%           1.65%
    2013           178,142     10.17        10.18          1,813,276        --            1.65%           2.05%

GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND (b)
    2015               343      9.69         9.69              3,326      0.02%           0.65%           0.65%
    2014               346     10.29        10.36              3,582        --            1.00%           1.65%

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (a)
    2015               148     10.00        10.00              1,478       N/A            1.00%           1.00%

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO
    2015            23,231      9.22         9.29            215,111      1.86%           0.65%           1.10%
    2014            19,702      9.77         9.83            193,502      0.02%           1.00%           1.65%

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND (a)
    2015                99      9.80         9.80                969      0.25%           1.00%           1.00%

GOLDMAN SACHS STRATEGIC INCOME FUND
    2015            49,015      9.51         9.83            469,952      2.48%           0.65%           1.10%
    2014            42,221      9.80         9.87            416,683      0.04%           1.00%           1.65%


                     TOTAL             TOTAL
                    RETURNS           RETURNS
SUB-ACCOUNT    LOWEST (3)(4)(5)  HIGHEST (3)(4)(5)
-------------  ----------------  -----------------
FVIT AMERICAN FUNDS MANAGED RISK PORTFOLIO
    2015              (5.70)%           (2.52)%
    2014               3.50%             5.09%
    2013               2.00%             2.10%

FVIT BALANCED MANAGED RISK PORTFOLIO
    2015              (4.10)%           (1.78)%
    2014               3.20%             5.54%
    2013               1.00%             1.10%

FVIT BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO
    2015              (8.60)%           (4.15)%
    2014              (0.89)%            0.10%
    2013               0.90%             1.00%

FVIT FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO
    2015              (8.60)%           (7.34)%
    2014               4.20%             4.90%

FVIT GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO (a)
    2015              (6.20)%           (4.80)%

FVIT GROWTH MANAGED RISK PORTFOLIO
    2015              (7.80)%           (5.83)%
    2014               3.80%             4.60%

FVIT MODERATE GROWTH MANAGED RISK PORTFOLIO
    2015              (5.70)%           (3.25)%
    2014               3.90%             4.70%

FVIT PIMCO TACTICAL ALLOCATION PORTFOLIO (a)
    2015              (6.20)%           (5.20)%

FVIT SELECT ADVISOR MANAGED RISK PORTFOLIO
    2015              (5.90)%           (3.52)%
    2014               4.70%             6.41%
    2013               1.30%             1.40%

FVIT WELLINGTON RESEARCH MANAGED RISK PORTFOLIO (b)
    2015              (3.40)%            0.09%
    2014               6.30%             8.55%
    2013               1.70%             1.80%

GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND (b)
    2015              (6.47)%           (6.47)%
    2014               2.90%             3.60%

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND (a)
    2015                 --                --

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO
    2015              (5.92)%           (5.49)%
    2014              (2.30)%           (1.70)%

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND (a)
    2015              (2.00)%           (2.00)%

GOLDMAN SACHS STRATEGIC INCOME FUND
    2015              (3.35)%           (1.70)%
    2014              (2.00)%           (1.30)%


--------------------------------------------------------------------------------
                                    SA-84

   ----------------------------------------------------------------------------



                               UNIT         UNIT                       INVESTMENT        EXPENSE         EXPENSE
                              VALUES       VALUES                        INCOME          RATIOS          RATIOS
SUB-ACCOUNT       UNITS     LOWEST (4)   HIGHEST (4)    NET ASSETS    RATIOS (1)(5)   LOWEST (2)(5)  HIGHEST (2)(5)
-------------  -----------  ----------  ------------  --------------  -------------  --------------  --------------
HARTFORD CAPITAL APPRECIATION HLS FUND
    2015           297,231    $10.36      $ 13.91     $    3,331,549      0.78%           0.70%           1.70%
    2014           151,671     10.46        13.90          1,966,352      0.01%           1.50%           2.15%
    2013           101,580     12.97        13.08          1,326,545      1.25%           1.65%           2.05%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2015           230,455     10.43        13.63          2,777,543      1.80%           0.65%           1.65%
    2014           162,439     10.76        13.91          2,183,053      0.02%           1.00%           1.65%
    2013           149,128     12.33        12.43          1,850,455      3.23%           1.15%           1.55%

HARTFORD GROWTH OPPORTUNITIES HLS FUND
    2015            19,095     12.38        12.56            238,277       N/A            0.65%           1.55%
    2014            18,543     11.28        11.34            209,642        --            1.00%           1.65%

HARTFORD HIGH YIELD HLS FUND
    2015            37,430      9.13        10.08            353,474      7.22%           0.65%           1.65%
    2014            19,900      9.78        10.63            203,491      0.07%           1.00%           1.65%
    2013             1,904     10.38        10.46             19,919      2.52%           1.15%           1.55%

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2015            82,536     11.07        11.36            888,149      1.20%           0.65%           1.55%
    2014            66,867      9.43        11.25            744,933      0.02%           1.00%           1.65%
    2013            62,577     11.71        11.81            738,394      1.85%           1.15%           1.55%

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
    2015         3,191,606      8.26         8.48         26,934,193      0.85%           0.65%           1.55%
    2014         3,645,250      8.55         8.70         31,608,449      0.01%           1.00%           1.65%

HARTFORD TOTAL RETURN BOND HLS FUND
    2015           184,453      9.87        10.11          1,850,051      2.86%           0.70%           1.70%
    2014           144,825     10.09        10.26          1,479,950      0.03%           1.50%           2.15%
    2013           108,301      9.70         9.78          1,057,547      5.33%           1.65%           2.05%

HARTFORD VALUE HLS FUND
    2015            43,372     12.78        13.11            502,072      1.61%           0.65%           1.55%
    2014            24,704     10.79        13.66            322,606      0.01%           1.00%           1.65%
    2013            27,007     12.27        12.37            333,102      2.64%           1.15%           1.55%

HIMCO VIT INDEX FUND
    2015           169,035      9.70        13.96          2,313,655      0.34%           0.80%           1.25%
    2014           187,217     10.91        13.96          2,599,217      0.01%           1.50%           2.15%

HUNTINGTON VA DIVIDEND CAPTURE FUND
    2015            52,825     12.02        12.02            635,225      4.12%           0.65%           0.65%
    2014            61,890        --        12.49            772,695      0.06%           1.00%           1.65%
    2013            40,680        --        11.41            464,056      5.89%           1.15%           1.15%

HUNTINGTON VA INTERNATIONAL EQUITY FUND (c)
    2015                --     11.44        11.44                 --      2.49%           0.65%           0.65%
    2014            18,415        --        11.09            204,155      0.02%           1.00%           1.65%
    2013            20,365        --        11.96            243,522      2.68%           1.15%           1.15%

HUNTINGTON VA SITUS FUND
    2015             1,444     11.04        11.04             15,941      0.54%           0.65%           0.65%
    2014                --        --        11.97             21,906      0.01%           1.00%           1.65%
    2013               659        --        12.30              8,110      0.62%           1.15%           1.15%

INVESCO V.I. BALANCED RISK ALLOCATION FUND
    2015           173,588      9.14         9.90          1,688,931      4.19%           0.65%           1.65%
    2014           147,776     10.17        10.42          1,521,074        --            1.00%           1.65%
    2013            66,150      9.84         9.92            654,468      1.71%           1.15%           1.55%


                     TOTAL             TOTAL
                    RETURNS           RETURNS
SUB-ACCOUNT    LOWEST (3)(4)(5)  HIGHEST (3)(4)(5)
-------------  ----------------  -----------------
HARTFORD CAPITAL APPRECIATION HLS FUND
    2015              (0.96)%            0.07%
    2014               4.60%             6.27%
    2013              29.70%            30.80%

HARTFORD DIVIDEND AND GROWTH HLS FUND
    2015              (3.07)%           (2.01)%
    2014               7.60%            11.91%
    2013              23.30%            24.30%

HARTFORD GROWTH OPPORTUNITIES HLS FUND
    2015               9.75%            10.76%
    2014              12.80%            13.40%

HARTFORD HIGH YIELD HLS FUND
    2015              (8.70)%           (5.17)%
    2014              (2.20)%            1.63%
    2013               3.80%             4.60%

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
    2015               0.09%             0.98%
    2014              (5.70)%           (4.74)%
    2013              17.10%            18.10%

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
    2015              (3.39)%           (2.53)%
    2014              (2.65)%           (2.45)%

HARTFORD TOTAL RETURN BOND HLS FUND
    2015              (2.47)%           (1.46)%
    2014               1.20%             4.91%
    2013              (3.00)%           (2.20)%

HARTFORD VALUE HLS FUND
    2015              (4.84)%           (4.03)%
    2014               7.90%            10.43%
    2013              22.70%            23.70%

HIMCO VIT INDEX FUND
    2015              (3.00)%              --
    2014               9.06%             9.29%

HUNTINGTON VA DIVIDEND CAPTURE FUND
    2015              (3.76)%           (3.76)%
    2014                 --              9.47%
    2013                 --             14.10%

HUNTINGTON VA INTERNATIONAL EQUITY FUND (c)
    2015               3.16%             3.16%
    2014              (7.27)%              --
    2013                 --             19.60%

HUNTINGTON VA SITUS FUND
    2015              (7.77)%           (7.77)%
    2014              (2.68)%              --
    2013                 --             23.00%

INVESCO V.I. BALANCED RISK ALLOCATION FUND
    2015              (8.60)%           (4.99)%
    2014               1.70%             5.04%
    2013              (1.60)%           (0.80)%


--------------------------------------------------------------------------------
                                    SA-85

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                               UNIT         UNIT                       INVESTMENT        EXPENSE         EXPENSE
                              VALUES       VALUES                        INCOME          RATIOS          RATIOS
SUB-ACCOUNT       UNITS     LOWEST (4)   HIGHEST (4)    NET ASSETS    RATIOS (1)(5)   LOWEST (2)(5)  HIGHEST (2)(5)
-------------  -----------  ----------  ------------  --------------  -------------  --------------  --------------
INVESCO V.I. CORE EQUITY FUND
    2015            64,618    $ 9.52      $ 12.17     $      749,800      0.98%           0.65%           1.65%
    2014            54,970     10.29        13.03            693,890      0.01%           1.00%           1.65%
    2013            45,611     12.06        12.16            553,175      1.37%           1.15%           1.55%

INVESCO V.I. INTERNATIONAL GROWTH FUND
    2015           175,249     10.67        10.96          1,882,273      1.31%           0.65%           1.55%
    2014           191,649      9.67        11.32          2,146,442      0.01%           1.00%           1.65%
    2013           181,044     11.30        11.39          2,057,611      1.26%           1.15%           1.55%

INVESCO V.I. MID CAP CORE EQUITY FUND
    2015            80,142      9.45        11.88            824,806      0.12%           0.65%           1.65%
    2014            50,461     10.04        12.49            576,018        --            1.00%           1.65%
    2013            22,758     11.97        12.07            273,911      0.54%           1.15%           1.55%

INVESCO V.I. MONEY MARKET FUND
    2015           404,796      9.72         9.95          3,995,923      0.01%           0.75%           1.75%
    2014            80,467      9.70         9.95            793,818        --            1.50%           2.15%
    2013             8,401      9.86         9.94             83,464      0.02%           1.65%           2.05%

INVESCO V.I. SMALL CAP EQUITY FUND
    2015           104,430      9.79        12.15          1,121,736       N/A            0.65%           1.65%
    2014            59,672     10.56        12.97            741,846        --            1.00%           1.65%
    2013            46,784     12.69        12.79            596,790        --            1.15%           1.55%

LORD ABBETT BOND-DEBENTURE PORTFOLIO
    2015           148,145      9.68        10.75          1,500,790      4.78%           0.65%           1.65%
    2014            94,923      9.99        10.99          1,003,749      0.06%           1.00%           1.65%
    2013            44,509     10.51        10.60            471,012      9.18%           1.15%           1.55%

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
    2015           153,594     12.55        12.88          1,932,516      1.13%           0.65%           1.55%
    2014           165,419     10.67        13.43          2,204,213        --            1.00%           1.65%
    2013           192,267     12.51        12.62          2,421,261      0.44%           1.15%           1.55%

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
    2015            63,160     13.38        13.73            763,650       N/A            0.65%           1.55%
    2014            37,204     10.62        13.45            457,333        --            1.00%           1.65%
    2013            15,923     12.66        12.77            202,828        --            1.15%           1.55%

MFS BLENDED RESEARCH CORE EQUITY PORTFOLIO (a)
    2015               372      9.99         9.99              3,710       N/A            1.00%           1.00%

MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO (a)
    2015                98      9.91         9.91                973       N/A            1.00%           1.00%

MFS GROWTH SERIES
    2015           181,011     11.43        14.95          2,506,741       N/A            0.65%           1.65%
    2014           148,545     10.83        14.03          2,022,055        --            1.00%           1.65%
    2013           129,508     12.88        12.99          1,680,744      0.17%           1.15%           1.55%

MFS INTERNATIONAL VALUE PORTFOLIO
    2015           133,222     10.23        12.87          1,485,666      2.19%           0.65%           1.65%
    2014            69,286      9.79        12.19            789,743      0.02%           1.00%           1.65%
    2013            42,381     12.03        12.13            513,150      0.98%           1.15%           1.55%

MFS INVESTORS TRUST SERIES
    2015            54,132     10.68        13.60            696,236      0.71%           0.65%           1.65%
    2014            49,332     10.86        13.70            659,188      0.01%           1.00%           1.65%
    2013            43,611     12.35        12.45            542,316      1.02%           1.15%           1.55%


                     TOTAL             TOTAL
                    RETURNS           RETURNS
SUB-ACCOUNT    LOWEST (3)(4)(5)  HIGHEST (3)(4)(5)
-------------  ----------------  -----------------
INVESCO V.I. CORE EQUITY FUND
    2015              (7.48)%           (6.60)%
    2014               2.90%             7.15%
    2013              20.60%            21.60%

INVESCO V.I. INTERNATIONAL GROWTH FUND
    2015              (4.13)%           (3.18)%
    2014              (3.30)%           (0.61)%
    2013              13.00%            13.90%

INVESCO V.I. MID CAP CORE EQUITY FUND
    2015              (5.88)%           (4.88)%
    2014               0.40%             3.48%
    2013              19.70%            20.70%

INVESCO V.I. MONEY MARKET FUND
    2015              (1.72)%           (0.50)%
    2014              (1.62)%           (0.50)%
    2013              (1.40)%           (0.60)%

INVESCO V.I. SMALL CAP EQUITY FUND
    2015              (7.29)%           (6.32)%
    2014               0.47%             6.30%
    2013              26.90%            27.90%

LORD ABBETT BOND-DEBENTURE PORTFOLIO
    2015              (3.10)%           (2.18)%
    2014              (0.10)%            3.68%
    2013               5.10%             6.00%

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
    2015              (4.92)%           (4.10)%
    2014               5.52%             7.40%
    2013              25.10%            26.20%

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
    2015               1.21%             2.08%
    2014               4.42%             6.90%
    2013              26.60%            27.70%

MFS BLENDED RESEARCH CORE EQUITY PORTFOLIO (a)
    2015              (0.10)%           (0.10)%

MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO (a)
    2015              (0.90)%           (0.90)%

MFS GROWTH SERIES
    2015               5.54%             6.56%
    2014               7.07%             9.00%
    2013              28.80%            29.90%

MFS INTERNATIONAL VALUE PORTFOLIO
    2015               4.49%             5.58%
    2014              (2.10)%            0.49%
    2013              20.30%            21.30%

MFS INVESTORS TRUST SERIES
    2015              (1.66)%           (0.73)%
    2014               8.60%            10.04%
    2013              23.50%            24.50%


--------------------------------------------------------------------------------
                                    SA-86

   ----------------------------------------------------------------------------



                               UNIT         UNIT                       INVESTMENT        EXPENSE         EXPENSE
                              VALUES       VALUES                        INCOME          RATIOS          RATIOS
SUB-ACCOUNT       UNITS     LOWEST (4)   HIGHEST (4)    NET ASSETS    RATIOS (1)(5)   LOWEST (2)(5)  HIGHEST (2)(5)
-------------  -----------  ----------  ------------  --------------  -------------  --------------  --------------
MFS NEW DISCOVERY SERIES
    2015            88,996    $ 9.60      $ 11.66     $      953,549       N/A            0.65%           1.65%
    2014            78,219      9.97        11.99            900,999        --            1.00%           1.65%
    2013            55,902     12.94        13.05            727,918        --            1.15%           1.55%

MFS VALUE SERIES
    2015           161,672     10.52        13.70          2,103,143      2.20%           0.65%           1.65%
    2014           170,136     10.80        13.92          2,321,965      0.01%           1.00%           1.65%
    2013           145,502     12.61        12.71          1,844,933      1.08%           1.15%           1.55%

OPPENHEIMER GLOBAL FUND/VA (a)
    2015               125      9.91         9.91              1,237       N/A            1.00%           1.00%

PIMCO ALL ASSET PORTFOLIO
    2015            74,668      8.57         8.88            651,519      3.34%           0.65%           1.65%
    2014            69,229      9.59         9.85            671,715      0.06%           1.00%           1.65%
    2013            25,359      9.79         9.87            249,071      5.34%           1.15%           1.55%

PIMCO GLOBAL DIVIDEND PORTFOLIO (b)
    2015           100,922     10.33        10.44          1,048,340      5.77%           0.65%           1.00%
    2014            98,388      9.65        11.54          1,132,519        --            1.00%           1.65%
    2013           120,761     11.42        11.52          1,389,777      4.09%           1.15%           1.55%

PIMCO TOTAL RETURN PORTFOLIO
    2015           195,251      9.97        10.14          1,953,340      4.76%           0.80%           1.80%
    2014           213,566      9.90        10.18          2,147,351      0.02%           1.50%           2.15%
    2013           155,611      9.66         9.76          1,514,595      1.67%           1.65%           2.05%

PUTNAM VT EQUITY INCOME FUND
    2015           132,250     10.28        13.34          1,598,405      1.38%           0.65%           1.65%
    2014            85,891     10.78        13.84          1,127,858      0.02%           1.00%           1.65%
    2013            69,254     12.27        12.37            854,797        --            1.15%           1.55%

PUTNAM VT INCOME FUND
    2015           126,681      9.75        10.41          1,297,087      4.47%           0.65%           1.65%
    2014           126,687     10.06        10.63          1,328,702      0.05%           1.00%           1.65%
    2013            92,798      9.97        10.05            931,436        --            1.15%           1.55%

PUTNAM VT VOYAGER FUND
    2015            99,336      9.96        13.84          1,231,043      1.10%           0.65%           1.65%
    2014            90,004     10.78        14.84          1,280,274      0.01%           1.00%           1.65%
    2013            92,888     13.50        13.61          1,261,848        --            1.15%           1.55%

TEMPLETON FOREIGN SECURITIES FUND
    2015            85,133      9.45         9.70            810,328      2.89%           0.65%           1.55%
    2014            81,393      8.64        10.46            846,654      0.02%           1.00%           1.65%
    2013            64,208     11.76        11.85            758,995      0.89%           1.15%           1.55%

TEMPLETON GLOBAL BOND SECURITIES FUND
    2015           310,491      9.37         9.62          2,955,223      7.28%           0.65%           1.65%
    2014           270,112      9.95        10.13          2,717,135      0.05%           1.00%           1.65%
    2013           114,618      9.94        10.02          1,145,471      0.85%           1.15%           1.55%

TEMPLETON GROWTH SECURITIES FUND
    2015           148,475      8.55        11.08          1,541,648      2.35%           0.65%           1.65%
    2014           135,475      9.30        11.93          1,583,719      0.01%           1.00%           1.65%
    2013           124,063     12.26        12.36          1,531,034      1.15%           1.15%           1.55%


                     TOTAL             TOTAL
                    RETURNS           RETURNS
SUB-ACCOUNT    LOWEST (3)(4)(5)  HIGHEST (3)(4)(5)
-------------  ----------------  -----------------
MFS NEW DISCOVERY SERIES
    2015              (3.71)%           (2.75)%
    2014              (8.89)%            0.40%
    2013              29.40%            30.50%

MFS VALUE SERIES
    2015              (2.59)%           (1.58)%
    2014               8.00%             9.52%
    2013              26.10%            27.10%

OPPENHEIMER GLOBAL FUND/VA (a)
    2015              (0.90)%           (0.90)%

PIMCO ALL ASSET PORTFOLIO
    2015             (10.64)%           (9.85)%
    2014              (4.10)%           (0.20)%
    2013              (2.10)%           (1.30)%

PIMCO GLOBAL DIVIDEND PORTFOLIO (b)
    2015              (9.94)%           (9.53)%
    2014              (3.50)%            0.17%
    2013              14.20%            15.20%

PIMCO TOTAL RETURN PORTFOLIO
    2015              (1.38)%           (0.39)%
    2014               1.10%             3.18%
    2013              (3.40)%           (2.40)%

PUTNAM VT EQUITY INCOME FUND
    2015              (4.64)%           (3.61)%
    2014               7.80%            11.88%
    2013              22.70%            23.70%

PUTNAM VT INCOME FUND
    2015              (3.08)%           (2.07)%
    2014               0.60%             5.77%
    2013              (0.30)%            0.50%

PUTNAM VT VOYAGER FUND
    2015              (7.61)%           (6.74)%
    2014               7.80%             9.04%
    2013              35.00%            36.10%

TEMPLETON FOREIGN SECURITIES FUND
    2015              (8.07)%           (7.27)%
    2014             (13.60)%          (11.73)%
    2013              17.60%            18.50%

TEMPLETON GLOBAL BOND SECURITIES FUND
    2015              (6.02)%           (5.03)%
    2014              (0.30)%            1.10%
    2013              (0.60)%            0.20%

TEMPLETON GROWTH SECURITIES FUND
    2015              (8.06)%           (7.12)%
    2014              (7.00)%           (3.48)%
    2013              22.60%            23.60%


--------------------------------------------------------------------------------
                                    SA-87

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
  DECEMBER 31, 2015
--------------------------------------------------------------------------------



                               UNIT         UNIT                       INVESTMENT        EXPENSE         EXPENSE
                              VALUES       VALUES                        INCOME          RATIOS          RATIOS
SUB-ACCOUNT       UNITS     LOWEST (4)   HIGHEST (4)    NET ASSETS    RATIOS (1)(5)   LOWEST (2)(5)  HIGHEST (2)(5)
-------------  -----------  ----------  ------------  --------------  -------------  --------------  --------------
TOPS MANAGED RISK BALANCED ETF PORTFOLIO
    2015         4,722,020    $ 9.94      $ 10.20     $   47,923,196      1.12%           0.80%           1.70%
    2014         5,410,046     10.59        10.77         58,078,237      0.01%           1.50%           2.15%
    2013         3,849,561     10.46        10.56         40,517,497      0.81%           1.65%           2.05%

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
    2015        15,007,842      9.75        10.01        149,388,737      1.23%           1.05%           1.95%
    2014        18,563,205     10.95        11.14        206,071,238      0.01%           1.50%           2.15%
    2013        11,985,213     11.04        11.17        133,130,668      0.96%           1.65%           2.05%

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
    2015         9,861,679     10.02        10.29        100,919,706      1.18%           0.90%           1.80%
    2014        11,650,572     10.91        11.10        128,858,944      0.01%           1.50%           2.15%
    2013         9,298,289     10.81        10.93        101,174,719      0.93%           1.65%           2.05%


                     TOTAL             TOTAL
                    RETURNS           RETURNS
SUB-ACCOUNT    LOWEST (3)(4)(5)  HIGHEST (3)(4)(5)
-------------  ----------------  -----------------
TOPS MANAGED RISK BALANCED ETF PORTFOLIO
    2015              (6.14)%           (5.29)%
    2014               1.15%             1.99%
    2013               4.60%             5.60%

TOPS MANAGED RISK GROWTH ETF PORTFOLIO
    2015             (10.96)%          (10.14)%
    2014              (1.17)%            0.09%
    2013              10.40%            11.70%

TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
    2015              (8.16)%           (7.30)%
    2014               0.65%             1.56%
    2013               8.10%             9.30%

(a)   New Sub-Account. See Note 1.

(b)   Name change. See Note 1.

(c)   Liquidation. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests. Investment income has been annualized for periods less than one year.

(2) These ratios represent the annualized Contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose Contract values are less than $100,000 are excluded from these ratios because they result in reductions of Contract owner units, rather than direct reductions to the unit values. See Note 2.

(3) For periods shorter than a year, total return is not annualized. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the Sub-Account has Contract holders.

(5) Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.



--------------------------------------------------------------------------------
                                    SA-88

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY FINANCIAL STATEMENTS AND
SUPPLEMENTAL INFORMATION
December 31, 2015 and 2014

[PWC_K_LOGO]
                        INDEPENDENT AUDITOR'S REPORT


To the Board of Directors of
Forethought Life Insurance Company:

We have audited the accompanying statutory financial statements of Forethought Life Insurance Company ("the Company"), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in capital and surplus, and cash flows for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and changes in capital and surplus, and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories of the Company as of December 31, 2015 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and for the year then ended. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

April 13, 2016

[PWC_SIG_K_2016]

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX
77002
T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS,
LIABILITIES AND CAPITAL AND SURPLUS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands, except share amounts)


ADMITTED ASSETS                                                                                    2015               2014
                                                                                              --------------      --------------
Invested assets
   Bonds                                                                                      $   13,524,926      $   9,526,489
   Common stocks -- unaffiliated                                                                      16,650              8,500
   Preferred stocks                                                                                    9,419              9,419
   Mortgage loans on real estate                                                                   1,628,694            616,278
   Cash, cash equivalents, and short-term investments                                                536,378            166,227
   Contract loans and other invested assets                                                          186,497            245,469
                                                                                              --------------      --------------
               Total invested assets                                                              15,902,564         10,572,382
Deferred and uncollected premiums                                                                     21,904             21,537
Investment income due and accrued                                                                     89,070             61,339
Current income tax recoverable                                                                         4,624              2,732
Net deferred tax asset                                                                                51,144             34,773
Other assets                                                                                           5,418              7,082
                                                                                              --------------      --------------
               Total admitted assets excluding separate accounts                                  16,074,724         10,699,845
Separate account assets                                                                            2,748,062          1,884,028
                                                                                              --------------      --------------
               Total admitted assets                                                          $   18,822,786      $  12,583,873
                                                                                              --------------      --------------
LIABILITIES
   Reserves for future policy benefits                                                        $   14,327,071      $   9,444,692
   Policy and contract claims                                                                          5,839              6,318
   Funds held under affiliate reinsurance treaty with unauthorized reinsurers                        176,939            183,108
   Transfers to separate accounts due or accrued                                                       2,659           (150,255)
   Asset valuation reserve                                                                            72,224             57,544
   Interest maintenance reserve                                                                      150,335            170,299
   Repurchase agreement payable                                                                      106,413            106,737
   Other liabilities                                                                                  43,231             76,447
                                                                                              --------------      --------------
               Total liabilities excluding separate accounts                                      14,884,711          9,894,890
   Separate account liabilities                                                                    2,743,952          1,884,028
                                                                                              --------------      --------------
               Total liabilities                                                                  17,628,663         11,778,918
                                                                                              ==============      ==============
CAPITAL AND SURPLUS
   Capital stock, $2,500 par value per share, 2,000 shares authorized,
     1000 shares issued and outstanding at 2015 and 2014                                               2,500              2,500
   Gross paid in and contributed surplus                                                             825,553            500,553
   Unassigned surplus                                                                                366,070            301,902
                                                                                              --------------      --------------
               Total capital and surplus                                                           1,194,123            804,955
                                                                                              --------------      --------------
               Total liabilities, capital and surplus                                         $   18,822,786      $  12,583,873
                                                                                              ==============      ==============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS AND
CHANGES IN CAPITAL AND SURPLUS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)


                                                                                                   YEAR ENDED DECEMBER 31,
                                                                                               ------------------------------
                                                                                                   2015             2014
                                                                                               -------------    -------------
REVENUES
   Life and annuity premiums earned                                                            $  6,772,869      $ 4,907,931
   Net investment income                                                                            492,431          389,238
   Amortization of interest maintenance reserve                                                      31,362           24,432
   Commissions and expense allowances on reinsurance ceded                                          (28,681)          11,561
   Other income                                                                                     101,967           56,707
                                                                                               -------------    -------------
               Total revenues                                                                     7,369,948        5,389,869
                                                                                               -------------    -------------
BENEFITS AND EXPENSES
   Death and annuity benefits                                                                       512,222          444,134
   Surrender benefits paid                                                                          345,691          277,237
   Increase in reserves for future policy benefits                                                4,654,496        2,848,114
   Net transfers to separate accounts                                                             1,200,864        1,224,944
   Change in modco reserves assumed                                                                      --          (15,878)
   Commissions                                                                                      351,601          260,187
   General insurance expenses                                                                       153,530          110,893
   Taxes, licenses and fees                                                                           7,908           15,527
   Decrease in loading on deferred and uncollected premiums                                            (419)          (1,763)
   Other expenses                                                                                    11,474           10,708
                                                                                               -------------    -------------
               Total benefits and expenses                                                        7,237,367        5,174,103
                                                                                               -------------    -------------
   Net gain from operations before federal income taxes and realized capital losses                 132,581          215,766
   Federal income taxes                                                                              42,201           48,823
                                                                                               -------------    -------------
   Net gain from operations                                                                          90,380          166,943
                                                                                               -------------    -------------
   Realized capital gains (losses), net of tax and transfer to IMR                                   (6,727)           3,370
                                                                                               -------------    -------------
               Net income                                                                      $     83,653      $   170,313
                                                                                               =============    =============
Capital and surplus, beginning of year                                                         $    804,955      $   522,463
Net income                                                                                           83,653          170,313
Change in net unrealized capital gains (losses), net of tax                                            (154)           3,550
Change in net unrealized foreign exchange capital gain (loss)                                          (597)            (685)
Change in net deferred income tax                                                                    15,950           (4,138)
Change in nonadmitted assets                                                                         (1,733)           1,081
Changes in surplus in separate accounts                                                                (239)            (621)
Surplus paid in                                                                                     325,000          125,000
Change in asset valuation reserve                                                                   (14,680)         (12,008)
Prior year reserve correction                                                                       (18,032)              --
                                                                                               -------------    -------------
               Capital and surplus, end of year                                                $  1,194,123      $   804,955
                                                                                               =============    =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOWS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)


                                                                                            2015             2014
                                                                                        -------------    -------------
CASH FROM OPERATIONS
   Premiums and annuity considerations                                                  $  6,764,229     $  4,905,727
   Net investment income                                                                     427,119          299,220
   Other income                                                                               73,408           64,340
                                                                                        -------------    -------------
              Total receipts from operations                                               7,264,756        5,269,287
   Benefit and loss related payments                                                         843,426          713,706
   Net transfers to separate accounts                                                        949,164        1,331,049
   Commissions and expenses paid                                                             546,009          366,440
   Federal and foreign income taxes paid                                                      43,385          105,124
                                                                                        -------------    -------------
              Total payments from operations                                               2,381,984        2,516,319
                                                                                        -------------    -------------
              Net cash from operations                                                     4,882,772        2,752,968
CASH USED FOR INVESTMENTS
   Proceeds from investments sold, matured or called
     Bonds                                                                                 4,148,343        4,674,562
     Other invested assets                                                                   266,477          177,449
                                                                                        -------------    -------------
              Total cash proceeds from investments                                         4,414,820        4,852,011
   Cost of investments acquired
     Bonds                                                                                 7,978,381        7,329,004
     Other invested assets                                                                 1,269,227          444,189
                                                                                        -------------    -------------
              Total cost of investments acquired                                           9,247,608        7,773,193
   Net increase in policy loans and premium notes                                                257              385
                                                                                        -------------    -------------
              Net cash used for investments                                               (4,833,045)      (2,921,567)
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Cash provided (applied)
     Capital and paid in surplus                                                             325,000          125,000
     Net deposits on deposit-type contracts                                                     (455)            (348)
     Other cash (applied) provided                                                            (4,121)         114,883
                                                                                        -------------    -------------
              Net cash from financing and miscellaneous sources                              320,424          239,535
                                                                                        -------------    -------------
     Net change in cash and short-term investments                                           370,151           70,936
Cash, cash equivalents, and short-term investments, beginning of year                        166,227           95,291
                                                                                        -------------    -------------
              Cash, cash equivalents, and short-term investments, end of year           $    536,378     $    166,227
                                                                                        =============    =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)





1.    ORGANIZATION AND NATURE OF OPERATIONS

ORGANIZATION
On January 2, 2014, the direct parent of Commonweath Life and Annuity Insurance Company ("CwA"), Global Atlantic (Fin) Company ("Finco"), acquired Forethought Financial Group ("FFG"), a privately-held diversified financial services organization that owns life insurance entities, Forethought Life Insurance Company ("FLIC" or "the Company") and Forethought National Life Insurance Company ("FNLIC"). As part of this transaction, effective January 2, 2014, Finco restructured the ownership of certain subsidiaries which resulted in certain changes and transactions involving the insurance entities in the Holding Company Group.

CwA is organized as a stock life insurance company, and is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company. CwA owns 95% of the outstanding ordinary shares of FLIC. Forethought Services, LLC ("FSLLC"), a wholly-owned subsidiary of FFG, owns 5% of the outstanding ordinary shares of FLIC.

The Company was organized on February 14, 1980 and is a stock life insurance company organized under the provisions of the laws of the state of Indiana. The Company sells preneed and final expense life insurance, variable and fixed annuities and Medicare supplement insurance. The Company is licensed in 49 states, the District of Columbia and Puerto Rico. Since its inception, FLIC has marketed nonparticipating individual and group life insurance products used to fund prearranged funerals. FLIC's life insurance products are sold by independent agents typically associated with funeral homes or cemeteries, and other funeral home representatives. Beginning in 2007, the Company began to market fixed indexed annuities through independent marketing organizations, and in 2008 the Company began to market preneed and final expense policies. In 2010, the Company began to market Medicare supplement insurance, and as of December 31, 2014, the Company ceased writing Medicare Supplement Insurance. In 2010, the Company created a new subsidiary, FLIC Properties, LLC, for the principal purpose of acquiring investment properties through foreclosure.

The following is a description of the most significant risks facing life and health insurers and how the Company mitigates those risks:

LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to reduce insurer profits, new legal theories, or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, by tracking and attempting to influence legal and regulatory initiatives, and by adopting policies designed to limit exposure to legal liability. The Company also has a regulatory compliance function to mitigate such risks.

CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on residential and commercial mortgage loans owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets produce cash flows, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Most of the Company's products expose it to the risk that changes in interest rates will reduce its investment margin or "spread," or the difference between the amounts the Company is required to pay under the contracts and the rate of return it is able to earn on its investments intended to support obligations under the contracts. The Company's spread is a key component of its net income.

As interest rates continue to remain at low levels, the Company may be forced to reinvest proceeds from investments that have matured or have been prepaid or sold at lower yields, reducing its investment margin. Lowering interest crediting rates can help offset decreases in investment margins on some products. However, the Company's ability to lower these rates could be limited by competition or contractually guaranteed minimum rates and may not match the timing or magnitude of changes in asset yields. As a result, the Company's spread could decrease or become negative.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




MORTALITY RISK is the risk that the Company's mortality experience will materially exceed the mortality assumed when the products were originally priced. There are a large number of policies at small face amounts. This coupled with the homogeneity of the business written allows the Company to predict mortality risk with a relatively high degree of accuracy. Any random variation in experience is relatively small.

RATING AGENCY RISK is the risk that the Company may be impacted due to adverse actions by rating agencies. The Company actively engages with the rating agencies throughout the year.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("SAP"), which differ in some respects from accounting principles generally accepted in the United Stated of America ("GAAP"). The more significant of these differences are as follows:

- Bonds and stocks are valued in accordance with rules prescribed by the National Association of Insurance Commissioners, ("NAIC"), whereby bonds eligible for amortization under such rules are stated at amortized cost. The NAIC prescribes the use of a scientific interest method for amortizing debt securities. All other bonds are stated at values prescribed by the NAIC. The NAIC issued SSAP 43R, LOAN-BACKED AND STRUCTURED SECURITIES in 2009 to determine the statutory carrying value of certain non-agency residential mortgage backed securities. Based upon the carrying values relative to five price points provided by the NAIC, the non-agency residential mortgage-backed securities are carried at amortized cost if the rating was NAIC 1 to 5 and at fair value if the NAIC rating is 6. Common stocks of other than affiliates are carried at market value and common stocks of insurance company affiliates are carried at statutory equity plus unamortized goodwill. Under GAAP, equity securities that have readily determinable fair values and debt securities would be classified into three categories: held-to-maturity, trading, and available-for-sale. Held-to-maturity securities would be reported at amortized cost. Trading securities would be reported at fair value, with unrealized gains and losses reported as a separate component of income. Available-for-sale securities would be reported at fair value, with unrealized gains and losses, net of applicable taxes, reported as a separate component of equity.

- Acquisition costs, such as commissions and other costs in connection with acquiring new business, are charged to operations as incurred for SAP rather than deferred and amortized over the lives of the policies as would be required under GAAP.

- Policy reserves are determined using the 1980 Commissioners Standard Ordinary (1980 CSO) or 2001 Commissioners Standard Ordinary (2001 CSO) mortality table and interest rates that were applicable at the time of policy issue. Withdrawals and discretionary death benefit increases are not considered in the calculation of statutory reserves. GAAP reserves are based on mortality assumptions that reflect the company's experience, cash value interest rates, and expected death benefit increases.

- Annuity reserves are determined using the Commissioner's reserve valuation method ("CRVM") under SAP. Under GAAP, annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain guarantees under variable annuity contracts.

- An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with SAP. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses are amortized to income over the remaining lives of the assets sold.

- The investment in wholly-owned subsidiaries is valued based on the statutory equity method, with changes in value reflected directly in surplus, rather than consolidated as would be required under GAAP.

- Dividends received from affiliates are recognized in net investment income to the extent they do not exceed the accumulated earnings calculated at the subsidiary level. Dividends in excess of this amount are recorded as return of capital.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




- Under SAP, revenues for annuity deposit-type contracts are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Under GAAP, premiums received in excess of policy charges would be recognized as a deposit.

- Under statutory accounting practices, certain assets are designated as "nonadmitted assets" and are not included in the accompanying Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus since these assets are not taken into account in determining an insurer's financial condition. Nonadmitted assets primarily include intangible assets, furniture and equipment, agents' debit balances, and receivables over 90 days old.

- The methodology used to determine the portion of the deferred tax asset that is nonadmitted under SSAP 101, INCOME TAXES ("SSAP 101"), differs from the determination of the valuation allowance under GAAP guidance. Changes in deferred income taxes are not reported as a component of net income and instead are presented as a component of surplus.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are assumed to be material.

VALUATION OF INVESTMENTS
Investment income is recorded when earned. Realized gains and losses on sale or maturity of investments are generally determined on the basis of FIFO (First In, First Out). Aggregate unrealized capital gains and losses are credited or charged directly to unassigned surplus, net of taxes. SAP requires that unrealized capital losses on investments that are determined to be other-than-temporary declines in value must be reclassified to realized capital losses. The Company reviews its investment portfolio on a periodic basis to determine other-than-temporary declines in value. In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to, 1) the Company's ability and intent to retain the security for a sufficient amount of time for it to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring,
4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer.

Mortgage-backed and asset-backed securities are stated at amortized cost using a prospective basis. The prospective approach recognizes, through the recalculation of the effective yield to be applied to future periods, the effects of all cash flows whose amounts differ from those estimated earlier. Changes in amortization and amortized cost will occur in future periods. Assumptions for mortgage-backed and asset-backed securities are updated twice a year. Agency pass-through and collateralized mortgage obligations use the twelve month prepayment speed assumption. Non-agency collateralized mortgage obligations and asset-backed securities are updated using projected principal payment windows.

Unaffiliated common stocks are carried at market value as published by the NAIC. Fair value has been determined using quoted NAIC market prices for publicly traded securities. Unrealized gains and losses are reflected in surplus, net of deferred taxes.

Unaffiliated preferred stocks are carried at cost or amortized cost except those rated NAIC 4 or lower quality, which is carried at the lower of cost or market value.

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

All real estate is recorded in the financial statements at historical cost, less accumulated depreciation

The Company holds investments in Low Income Housing Tax Credits with 12 years remaining of unexpired tax credits and with a required holding period of 15 years.

The Company considers all investments with original maturities less than one year at the date of acquisition to be short-term investments, and all investments with maturities less than ninety days at the date of acquisition to be cash equivalents. Short-term investments and cash equivalents are carried at amortized cost, which approximates fair value.

All securities are recorded in the financial statements on a trade date basis except for the acquisition of private placement bonds, which are recorded on the funding date.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




DERIVATIVE INSTRUMENTS
The Company issues fixed indexed annuity ("FIA") products that provide for potential return that is linked to the S&P 500 index. At December 31, 2015 and 2014, the Company had $3,776,592 and $2,422,156 of FIA reserves, respectively. The Company purchases S&P 500 index call options for the purpose of hedging the potential increases to policyholder benefits resulting from increases in the S&P 500 Index. The Company also uses various equity futures to hedge equity exposure associated with the Guaranteed Living Withdrawal benefit and Guaranteed Minimum Death Benefit features of the variable annuity line of business. The Company's hedges are categorized as fair value hedges.

The S&P 500 index call options have met the criteria of highly effective hedges in 2015 and 2014 and therefore received hedge accounting treatment in accordance with SSAP 86, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. Under such treatment, options are recorded at cost and marked to market with any change in unrealized reported as a component of net investment income. Upon exercise or expiration, the difference between the cash proceeds and cost is recognized as investment income / or (losses). For equity futures that hedge the variable annuity guarantees, mark to market adjustments flow through the Statement of Operations.

As of December 31, 2015, the Company owned call options with a fair value and carrying value of $26,730 and book value of $58,231. The difference of $31,935 is reported as part of net investment income earned. In 2015, the Company also reported realized losses of $22,884 which decreased net investment income. As of December 31, 2014, the Company owned call options with a fair value and carrying value of $29,971 and book value of $26,350. The unrealized difference of $3,620 is reported as part of net investment income earned. In 2014, the Company also reported realized losses of $17,403 which decreased net investment income.

The Company also issues life products whose death benefit growth rate is determined by various consumer price indexes ("CPI"). The Company has hedged this risk by entering into CPI swaps. The Company deemed this hedge to be highly effective under SSAP 86, allowing for hedge accounting. The swaps are carried at cost, which is zero as of December 31, 2015. Under hedge accounting, the swaps are carried at book value consistent with the hedged liabilities.

In 2013, the Company purchased two currency swaps to hedge its currency exposure resulting from its purchase of GBP denominated bonds. Under the terms of the swaps, the Company pays fixed and floating GBP and receives fixed USD. As of December 31, 2015 and 2014, the liability was carried at $7,000.

GUARANTY FUND ASSESSMENTS
Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

PREMIUMS
Life premiums are recognized as income over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received.

REINSURANCE
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

INCOME TAXES
Deferred income taxes are recorded for temporary differences between amounts reported in the financial statements and those included in the tax return. The change in deferred income taxes is recorded directly in capital and surplus.

USE OF ESTIMATES
Preparation of the accompanying statutory financial statements requires the use of management's judgment, including estimates to establish the reserves for future policy benefits. Actual results may differ from those estimates.

FUTURE BENEFIT ON LIFE POLICIES AND ANNUITY CONTRACTS
Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the instructions.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




Reserves for a majority of the annuity contracts are determined in accordance with CARVM. Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table.

The Company, with the permission of the Commissioner of Insurance of the State of Indiana, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate. The impact of this permitted practice was an increase to surplus of $10,660 and $11,136 as of December 31, 2015 and 2014, respectively.

During the current year, errors were discovered in the Company's actuarial valuation system and processes which resulted in the Company's prior year liability for policyholder reserves being understated by $27.7 million. In accordance with SSAP No. 3, the net of tax impact of the prior year understatement of reserves is being treated as a correction of an error as an adjustment to unassigned surplus of $18.0 million in the current year. The current year reported liability for policyholder reserves has incorporated corrections for the errors discovered. The prior year liability for policyholder reserves has not been restated to correct for the understatement.

POLICY AND CONTRACT CLAIMS
The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
The assets and liabilities resulting from the receipt of variable annuity premiums are segregated into separate accounts. Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. The operations of the separate accounts are excluded from the statements of operations and cash flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method ("VACARVM") under Actuarial Guideline 43 ("AG 43").


3.    INVESTMENTS

The carrying value, gross unrealized gains, gross unrealized losses, and estimated fair value, of bonds and equity securities held in the general account at December 31, 2015 and 2014 are as follows:

                                                                            DECEMBER 31, 2015
                                                      -------------------------------------------------------------
                                                                           GROSS          GROSS         ESTIMATED
                                                        CARRYING        UNREALIZED     UNREALIZED         FAIR
                                                          VALUE            GAINS         LOSSES           VALUE
                                                      -------------    -----------     -----------    -------------
BONDS
   U.S. GOVERNMENT SECURITY OBLIGATIONS               $       8,524     $     872      $      (39)    $       9,357
   ALL OTHER GOVERNMENTS                                     44,809            84          (1,750)           43,143
   STATES, TERRITORIES AND POSSESSIONS                       64,348         3,033          (2,138)           65,243
   POLITICAL SUBDIVISIONS OF STATES, TERRITORIES AND
     POSSESSIONS                                             60,531         2,702          (2,471)           60,762
   SPECIAL REVENUE AND SPECIAL                                                                                   --
     ASSESSMENT OBLIGATIONS                                 767,851        49,075         (10,286)          806,640
   INDUSTRIAL AND MISCELLANEOUS                          12,578,863       136,643        (417,701)       12,297,805
                                                      -------------    -----------     -----------    -------------
              TOTAL BONDS                                13,524,926       192,409        (434,385)       13,282,950
PREFERRED STOCK                                               9,419           769              --            10,188
COMMON STOCK -- UNAFFILIATED                                 16,650            --              --            16,650
                                                      -------------    -----------     -----------    -------------
              TOTAL                                   $  13,550,995     $ 193,178      $ (434,385)    $  13,309,788
                                                      =============    ===========     ===========    =============


FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




                                                                                   December 31, 2014
                                                             -------------------------------------------------------------
                                                                                Gross            Gross          Estimated
                                                              Carrying       Unrealized       Unrealized          Fair
                                                                Value           Gains           Losses            Value
                                                             -----------    -----------     -------------     ------------
Bonds
   U.S. government security obligations                      $     8,775     $    1,070       $      (43)     $      9,802
   All other governments                                           3,448            113              (24)            3,537
   States, territories and possessions                            63,664          5,045             (109)           68,600
   Political subdivisions of states, territories and
     possessions                                                  72,024          7,407               --            79,431
   Special revenue and special                                                                                          --
     assessment obligations                                      801,896         85,809           (8,247)          879,458
   Hybrid                                                         26,376          1,222              (18)           27,580
   Industrial and miscellaneous                                8,550,306        285,829         (110,468)        8,725,667
                                                             -----------    -----------     -------------     ------------
               Total bonds                                     9,526,489        386,495         (118,909)        9,794,075
Preferred stock                                                    9,419            382                              9,801
Common stock -- unaffiliated                                       8,500             --               --             8,500
                                                             -----------    -----------     -------------     ------------
               Total                                         $ 9,544,408     $  386,877       $ (118,909)     $  9,812,376
                                                             ===========    ===========     =============     ============

Bonds at December 31, 2015, are summarized by stated maturity as follows:

                                                                                           CARRYING        ESTIMATED
                                                                                             VALUE        FAIR VALUE
                                                                                        -------------    ------------
Due in one year or less                                                                 $       4,231    $      4,292
Due after one year through five years                                                       1,145,536       1,156,971
Due after five years through ten years                                                      1,520,367       1,506,386
Due after ten years                                                                         2,768,900       2,742,865
Asset backed securities                                                                     8,085,892       7,872,436
                                                                                        -------------    ------------
              Total bonds                                                               $  13,524,926    $ 13,282,950
                                                                                        =============    ============

The following table presents the Company's gross unrealized losses and fair values for bonds and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2015 and 2014.

                                                                DECEMBER 31, 2015
                                 -----------------------------------------------------------------------------
                                    LESS THAN 12 MONTHS         12 MONTHS OR MORE               TOTAL
                                 -------------------------  ------------------------  ------------------------
                                  ESTIMATED    UNREALIZED    ESTIMATED   UNREALIZED     ESTIMATED  UNREALIZED
                                 FAIR VALUE      LOSSES     FAIR VALUE     LOSSES      FAIR VALUE    LOSSES
                                 -----------  ------------  -----------  -----------  -----------  -----------
U.S. GOVERNMENT                  $       293   $       (3)  $       716  $      (36)  $     1,009  $      (39)
ALL OTHER GOVERNMENTS                 40,862       (1,750)                                 40,862      (1,750)
STATES, TERRITORIES AND
  POSSESSIONS                         29,480       (2,138)                                 29,480      (2,138)
POLITICAL SUBDIVISIONS                19,573       (2,471)           --          --        19,573      (2,471)
SPECIAL REVENUE AND SPECIAL
  ASSESSMENT OBLIGATIONS             189,491       (9,514)        8,923        (772)      198,414     (10,286)
INDUSTRIAL AND MISCELLANEOUS       7,696,947     (299,333)    1,316,656    (118,368)    9,013,603    (417,701)
                                 -----------  ------------  -----------  -----------  -----------  -----------
      TOTAL TEMPORARILY
        IMPAIRED SECURITIES      $ 7,976,646   $ (315,209)  $ 1,326,295  $ (119,176)  $9,302,941   $ (434,385)
                                 ===========  ============  ===========  ===========  ===========  ===========

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




                                                                    December 31, 2014
                                      ------------------------------------------------------------------------------
                                         Less than 12 Months        12 Months or More                Total
                                      -------------------------  -----------------------   -------------------------
                                       Estimated    Unrealized    Estimated   Unrealized     Estimated   Unrealized
                                      Fair Value      Losses     Fair Value     Losses      Fair Value     Losses
                                      -----------   -----------  ----------  -----------   -----------   -----------
U.S. government                       $        35   $       (1)  $     845    $     (42)   $       880    $     (43)
All other governments                          --           --       1,226          (24)         1,226          (24)
States, territories and
   possessions                                 --           --       4,723         (109)         4,723         (109)
Political subdivisions                         --           --          --           --             --           --
Special revenue and special
   assessment obligations                  18,021       (7,444)     27,930         (803)        45,951       (8,247)
Hybrid                                      3,094          (18)         --           --          3,094          (18)
Industrial and miscellaneous            3,734,975      (95,316)    388,705      (15,152)     4,123,680     (110,468)
                                      -----------   -----------  ----------  -----------   -----------   -----------
      Total temporarily
        impaired securities           $ 3,756,125   $ (102,779)  $ 423,429    $ (16,130)   $ 4,179,554    $(118,909)
                                      ===========   ===========  ==========  ===========   ===========   ===========

The Company has the intent and ability to hold all bonds in an unrealized loss position until maturity. There were no impairments in 2015 and 2014.

The components of net investment income for the years ended December 31, 2015 and 2014 were as follows:

                                                                                         YEAR ENDED DECEMBER 31,
                                                                                      ----------------------------
                                                                                         2015              2014
                                                                                      ------------      ----------
Mortgage loans                                                                        $    55,817       $  22,745
Interest on bonds                                                                         532,466         403,701
Short-term investments                                                                         94              12
Derivative instruments                                                                   (101,050)        (29,219)
Other income                                                                               17,170           5,276
                                                                                      ------------      ----------
          Gross investment income                                                         504,497         402,515
Investment expenses                                                                       (12,066)        (13,277)
                                                                                      ------------      ----------
          Net investment income                                                       $   492,431       $ 389,238
                                                                                      ============      ==========

Summarized below are realized gains or losses on investments sold during 2015 and 2014. The cost of investments sold is determined by FIFO.

                                                                                 YEAR ENDED DECEMBER 31, 2015
                                                                  -----------------------------------------------------------
                                                                                                                       NET
                                                                   REALIZED      REALIZED          REALIZED         REALIZED
                                                                     GAINS        LOSSES           LOSSES ON          GAINS
                                                                   ON SALES      ON SALES         IMPAIRMENTS       (LOSSES)
                                                                  ----------    -----------    ---------------     ----------
Bonds                                                             $  73,058     $  (59,895)          $ --          $  13,163
Other                                                                   578            (69)                              509
Tax expense                                                                                                           (9,001)
                                                                                                                   ----------
      Net realized capital gains, net of tax                                                                           4,671
Transfer to IMR, net of tax of $6,137                                                                                 11,398
                                                                                                                   ----------
      Net realized capital losses, net of tax and transfers to
        IMR                                                                                                        $  (6,727)
                                                                                                                   ==========

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




                                                                                   Year Ended December 31, 2014
                                                                     --------------------------------------------------------
                                                                                                                       Net
                                                                      Realized      Realized        Realized        Realized
                                                                        Gains        Losses         Losses on         Gains
                                                                      on Sales      on Sales       Impairments      (Losses)
                                                                     ----------     ----------   -------------     ----------
Bonds                                                                $  282,930     $ (89,354)       $   --        $ 193,576
Other                                                                     1,771        (2,566)         (881)          (1,676)
Tax expense                                                                                                          (77,615)
                                                                                                                   ----------
      Net realized capital gains, net of tax                                                                         114,285
Transfer to IMR, net of tax of $59,723                                                                               110,914
                                                                                                                   ----------
      Net realized capital losses, net of tax and transfers to IMR                                                 $   3,370
                                                                                                                   ==========

Proceeds from the sale of investments (excluding calls and maturities) were $3,514,234 and $4,298,985 in 2015 and 2014 respectively.

Under the NAIC guidelines prescribed for the interest maintenance reserve, all interest-related gains and losses for which the remaining life of the sold security was greater than one year are deferred (adjusted for tax) and amortized over the estimated life of the sold instrument. The group method, as defined by the NAIC, is used for amortization purposes. This method is consistent with prior years.

At December 31, 2015 and 2014, investments carried at $4,200 and $4,117, respectively, were on deposit with various regulatory authorities to comply with insurance regulations.

There were no loan-backed securities with a recognized other-than-temporary impairment held by the Company at December 31, 2015 or 2014, with the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2015 and 2014:

                                                            DECEMBER 31, 2015
                              ----------------------------------------------------------------------------
                                 LESS THAN 12 MONTHS        12 MONTHS OR MORE               TOTAL
                              ------------------------  ------------------------  ------------------------
                                ESTIMATED  UNREALIZED    ESTIMATED    UNREALIZED    ESTIMATED   UNREALIZED
                               FAIR VALUE    LOSSES     FAIR VALUE      LOSSES     FAIR VALUE     LOSSES
                              -----------  -----------  -----------  -----------  -----------   ----------
Loan-Backed and Structured
  Securities                   $5,233,710  $(179,764)   $1,172,820     $(76,558)   $6,406,530   $(256,322)
                              ===========  ===========  ===========  ===========  ===========   ==========

                                                                        December 31, 2014
                                      -----------------------------------------------------------------------------------
                                          Less than 12 Months          12 Months or More                  Total
                                      -------------------------   ---------------------------  --------------------------
                                       Estimated     Unrealized     Estimated     Unrealized     Estimated     Unrealized
                                      Fair Value       Losses      Fair Value       Losses      Fair Value       Losses
                                      -----------    ----------   ------------   ------------  ------------   -----------
Loan-Backed and Structured
   Securities                         $3,199,141      $(80,195)     $161,483       $(7,394)     $3,360,624      $(87,589)
                                      ===========    ==========   ============   ============  ============   ===========

4.    CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2016 is $119,412. No dividends were paid in 2015 or 2014.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




In 2015, the Company received capital contributions of $308,750 from CwA and $16,250 from FSLLC. In 2014, the Company received capital contributions of $118,750 from CwA and $6,250 from FSLLC. The Company's unassigned surplus was impacted by each item as follows:

                                                                                      DECEMBER 31,
                                                                                ------------------------
                                                                                   2015          2014
                                                                                -----------    ---------
               Unrealized gains (losses)                                        $   (5,307)    $ (4,787)
               Nonadmitted asset values                                             (4,414)      (2,681)
               Asset valuation reserves                                            (72,224)     (57,544)

5.    INCOME TAXES

Deferred tax assets or liabilities represent the future tax consequences of temporary differences generated by statutory accounting. Changes in deferred tax assets and liabilities are recognized as a separate component of gains and losses in unassigned surplus.

The components of the net deferred tax assets and liabilities at December 31, 2015 and 2014 were as follows:

                                                                                                            DECEMBER 31,
                                                                                                      -------------------------
                                                                                                         2015           2014
                                                                                                      -----------    ----------
DEFERRED TAX ASSETS
   ORDINARY
     Reserves                                                                                         $   25,589     $  25,057
     Basis difference in deferred acquisition costs                                                       71,280        49,463
     Other ordinary                                                                                        3,120         2,933
                                                                                                      -----------    ----------
               Admitted ordinary deferred tax assets                                                      99,989        77,453
                                                                                                      -----------    ----------
   CAPITAL
     Investments                                                                                           2,114           647
                                                                                                      -----------    ----------
       Admitted capital deferred tax assets                                                                2,114           647
                                                                                                      -----------    ----------
               Admitted deferred tax assets                                                              102,103        78,100
                                                                                                      -----------    ----------
DEFERRED TAX LIABILITIES
   ORDINARY
     Investments                                                                                         (41,175)      (32,931)
     Deferred premium                                                                                     (7,666)       (7,552)
     Other ordinary                                                                                         (227)         (477)
                                                                                                      -----------    ----------
               Ordinary deferred tax liabilities                                                         (49,068)      (40,960)
                                                                                                      -----------    ----------
   CAPITAL
     Investments                                                                                          (1,891)       (2,366)
                                                                                                      -----------    ----------
       Capital deferred tax liabilities                                                                   (1,891)       (2,366)
                                                                                                      -----------    ----------
               Gross deferred tax liabilities                                                         $  (50,959)    $ (43,326)
                                                                                                      -----------    ----------

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




                                            2015           2015          2015           2014          2014          2014
                                          ORDINARY        CAPITAL        TOTAL        ORDINARY       CAPITAL        TOTAL
                                         -----------    ----------    -----------    ----------     ---------     ----------
DEFERRED TAX ASSETS
   Gross deferred tax assets             $   99,989     $   2,114     $  102,103     $  77,453      $    647      $  78,100
   Statutory valuation allowance                 --            --             --            --            --             --
                                         -----------    ----------    -----------    ----------     ---------     ----------
   Adjusted gross deferred tax assets        99,989         2,114        102,103        77,453           647         78,100
   Total of gross deferred tax
     liabilities                            (49,068)       (1,891)       (50,959)      (40,960)       (2,366)       (43,326)
                                         -----------    ----------    -----------    ----------     ---------     ----------
   Net deferred tax asset                    50,921           223         51,144        36,493        (1,719)        34,774
   Deferred tax asset nonadmitted                --            --             --            --            --             --
                                         -----------    ----------    -----------    ----------     ---------     ----------
   Net admitted deferred tax asset       $   50,921     $     223     $   51,144     $  36,493      $ (1,719)     $  34,774
ADMISSION CALCULATION
   COMPONENTS SSAP 101
(a)  Federal income taxes paid in
    prior years recoverable through
    loss carrybacks                      $   55,386     $   2,114     $   57,500     $  45,262      $    647      $  45,909
(b)  Adjusted gross deferred tax
    assets expected to be realized
    (Excluding the amount of
    deferred tax assets from
    (a) above) after application of
    the threshold limitation. (Lesser
    of (b)1 and (b)2 below)
   1 Adjusted gross deferred tax
     assets expected to be realized
     following the balance sheet
     date                                        --            --             --            --            --             --
   2 Adjusted gross deferred tax
     assets allowed per limitation
     threshold                                   --            --        171,447            --            --        115,527
(c)  Adjusted gross deferred tax
    assets (excluding: the amount of
    deferred tax assets from (a) and
    (b) above) offset by gross
    deferred tax liabilities                 44,603            --         44,603        32,191            --         32,191
                                         -----------    ----------    -----------    ----------     ---------     ----------
(d)  Deferred tax assets admitted as
    the result of SSAP No. 101 Total     $   99,989     $   2,114     $  102,103     $  77,453      $    647      $  78,100
                                         ===========    ==========    ===========    ==========     =========     ==========

                                                                                             2015          2014
                                                                                         --------------  -----------
(a) Ratio Percentage Used to Determine Recovery Period and Threshold Limitation Amount            863%         922%
(b) Amount of Adjusted Capital and Surplus Used to Determine Recovery Period and
    Threshold Limitation in (b)2 above                                                     $1,215,203     $827,726

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)





Tax planning strategies, which include the use of reinsurance, had the following impacts:

                                                                       2015        2015         2014         2014
                                                                     ORDINARY     CAPITAL     ORDINARY      CAPITAL
                                                                    -----------   ---------  -----------   --------
IMPACT OF TAX PLANNING STRATEGIES
Determination of Adjusted Gross Deferred
   Tax Assets and Net Admitted Deferred Tax Assets, by Tax
   Character as a Percentage
   1. Adjusted Gross DTAs Amount                                     $99,989      $ 2,114     $ 77,453      $ 647
   2. Percentage of Adjusted Gross DTAs by Tax Character
     Attributable to the Impact of Tax Planning Strategies              10.2%         0.0%         5.1%       0.0%
   3. Net Admitted Adjusted Gross DTAs Amount                        $99,989      $ 2,114     $ 77,453      $ 647
   4. Percentage of Net Admitted Adjusted Gross DTAs by Tax
     Character Admitted Because of the Impact of Tax Planning
     Strategies                                                         10.2%         0.0%         5.1%       0.0%

Current income taxes incurred consist of the following major components:

                                                                       2015         2014
                                                                     --------     ---------
     Current income tax expense                                      $ 42,201     $  48,823
     Tax on capital gains                                               9,001        77,615
                                                                     --------     ---------
                    Federal income taxes incurred                    $ 51,202     $ 126,438
                                                                     ========     =========


The change in net deferred taxes is composed of the following:

                                                                                DECEMBER 31,
                                                                          -------------------------
                                                                             2015           2014        CHANGE
                                                                          ------------   ----------    ----------
                Total deferred tax assets                                 $   102,103    $  78,100     $  24,003
                Total deferred tax liabilities                                (50,959)     (43,327)       (7,632)
                                                                          ------------   ----------    ----------
                  Net deferred tax asset                                  $    51,144    $  34,773     $  16,371
                                                                          ------------   ----------    ----------
                Tax effect of unrealized gains/(losses)                                                     (421)
                                                                                                       ----------
                Change in net deferred income taxes                                                    $  15,950
                                                                                                       ==========

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before taxes. The significant items causing this difference are as follows:

                                                                                                 2015          2014
                                                                                              ----------    ----------
Tax expense at the federal statutory rate of 35%                                              $  51,189     $ 142,683
Amortization of interest maintenance reserve                                                    (10,977)       (8,552)
Low income housing tax credits                                                                   (2,531)       (2,592)
Other, net                                                                                       (2,462)       (1,342)
                                                                                              ----------    ----------
             Total federal income taxes                                                       $  35,219     $ 130,197
                                                                                              ==========    ==========

Federal income tax incurred                                                                   $  51,203     $ 126,437
Change in net deferred income taxes                                                             (15,950)        4,138
Change in deferred income tax on statutorily nonadmitted assets                                     (34)         (378)
                                                                                              ----------    ----------
             Total statutory income tax                                                       $  35,219     $ 130,197
                                                                                              ==========    ==========


The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

                                            2015            $  51,938
                                            2014              131,558
                                            2013                    0
                                                            ---------
                                            Total           $ 183,496
                                                            =========

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




At December 31, 2015, the Company had $0 operating loss and $0 capital loss carryforwards. At December 31, 2015, the Company had $0 deposits admitted under IRC Section 6603.

The Company will file in a consolidated Federal income tax return with its parent, Commonwealth Annuity and Life Insurance Company, Accordia Life and Annuity Company, Cape Verity I, Inc., Cape Verity II, Inc., Cape Verity III, Inc., Gotham Re, Inc., and Forethought National Life Insurance Company. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined Federal income tax is allocated to each entity within the consolidated group.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2015 and 2014, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company's total balance of unrecognized tax benefits as of December 31, 2015 and 2014 is $0.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2012. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.


6.    RELATED-PARTY TRANSACTIONS

During 2015 and 2014, bonds with an aggregate value of $40.9 million and $263.7 million, respectively were transferred between the Company and CwA. The sales consideration of securities between CwA and FLIC was at its fair value on the transaction date.

The Company has entered into administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management, and distribution services. As of December 31, 2015 and 2014, allocated costs to the Company on a net basis were $154,669, and $230,202, respectively.

Accordia Life and Annuity Company is a wholly-owned subsidiary of CwA. FLIC and Accordia entered into a Marketing Agreement, related to Accordia independent agents selling FLIC indexed annuity products. Fees earned during 2015 and 2014 related to this agreement were $1,176 and $419 respectively.

As of December 31, 2015, the Company reported a receivable from parent, subsidiaries and affiliates of $0 and a payable of $5,083. As of December 31, 2014, the Company reported a receivable from parent, subsidiaries and affiliates of $4,200 and a payable of $0. Intercompany balances are settled on a monthly basis.

The Company has entered into administration, shared services, management services, and investment management services agreements with related parties. These affiliates provide legal, compliance, technology, operations, financial reporting, human resources, risk management, and distribution services. The Company paid $68,074 and received $5,203 for net reimbursement between companies.

Effective December 31, 2015, the Company entered into two coinsurance funds withheld and modified coinsurance agreements with CwA, whereby it ceded approximately $148.0 million of variable annuity reserves. This block of business is actively being sold and includes a significant separate account expense allowance. In accordance with INT 02-04, the expense allowance has been transferred to the reinsurer and is included in the funds withheld balance.


7.    DEFERRED AND UNCOLLECTED PREMIUMS

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




gross premiums related to mortality charges and interest. As of December 31, 2015 and 2014, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

                                                                                        DECEMBER 31, 2015
                                                                                  ---------------------------
                                                                                     GROSS     NET OF LOADING
                                                                                  ---------   ---------------
Ordinary new business                                                             $   1,248       $    755
Ordinary renewal business                                                             6,575          4,573
Group life                                                                           36,733         16,563
                                                                                  ---------   ---------------
          Total deferred and uncollected premiums                                 $  44,556       $ 21,891
                                                                                  =========   ===============

                                                                                           December 31, 2014
                                                                                      --------------------------
                                                                                        Gross     Net of Loading
                                                                                      --------    --------------
Ordinary new business                                                                 $  1,213       $    699
Ordinary renewal business                                                                6,824          4,599
Group life                                                                              36,575         16,229
                                                                                      --------    --------------
          Total deferred and uncollected premiums                                     $ 44,612       $ 21,527
                                                                                      ========    ==============


8.    FAIR VALUES OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by references to prices of similar instruments and quoted prices or recent prices in less active markets.

SSAP No. 100, FAIR VALUE MEASUREMENTS, establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes inputs to valuation techniques used to measure fair value into three levels, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The levels of the fair value hierarchy are described below:

- Level 1 -- Inputs are unadjusted quoted prices in active markets to which the Company had access at the measurement date for identical, unrestricted assets and liabilities.

- Level 2 -- Inputs to valuation techniques are observable either directly or indirectly.

- Level 3 -- One or more inputs to valuation techniques are significant and unobservable.

The table below presents the balances of assets and liabilities measured at fair value as of December 31, 2015 and 2014.

                                                                                               DECEMBER 31, 2015
                                                                               ------------------------------------------------
                                                                                LEVEL 1      LEVEL 2      LEVEL 3       TOTAL
                                                                               --------    ----------    ---------    ---------
ASSETS
Common stock                                                                     $ --      $       --    $  16,650    $  16,650
Options                                                                            --          26,296           --       26,296
Swaps                                                                              --             434           --          434
Other invested assets                                                                          32,804                    32,804
                                                                               --------    ----------    ---------    ---------
           TOTAL                                                                 $ --      $   59,534    $  16,650    $  76,184
                                                                               ========    ==========    =========    =========

LIABILITIES
Dertivative Liabilities                                                                         7,000                     7,000
                                                                               --------    ----------    ---------    ---------
           TOTAL                                                                           $    7,000                 $   7,000
                                                                               ========    ==========    =========    =========


FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)





                                                                                                December 31, 2014
                                                                                 -----------------------------------------------
                                                                                  Level 1     Level 2      Level 3       Total
                                                                                 --------    ----------   --------    ----------
ASSETS
Common stock                                                                       $ --      $      --    $  8,500    $   8,500
Options                                                                              --         29,971          --       29,971
Swaps                                                                                --            (71)         --          (71)
Futures                                                                              --          2,754          --        2,754
Other invested assets                                                                           22,192                   22,192
                                                                                 --------    ----------   --------    ----------
           TOTAL                                                                   $ --      $  54,846    $  8,500    $  63,346
                                                                                 ========    ==========   ========    ==========

LIABILITIES
Dertivative Liabilities                                                                          7,000                    7,000
                                                                                 --------    ----------   --------    ----------
           TOTAL                                                                             $   7,000                $   7,000
                                                                                 ========    ==========   ========    ==========


There were no material asset transfers between Level 1 and Level 2. The table below summarizes the reconciliation of the beginning and ending balances and related changes for the year ended December 31, 2015 and 2014 for the fair value measurements for which significant unobservable inputs (level 3) were used in determining each instrument's fair value.

                                                                 DECEMBER 31, 2015
                                         ----------------------------------------------------------------
                                                                                     TRANSFERS
                                         BEGINNING     UNREALIZED      PURCHASES /   IN/OUT OF    ENDING
                                          BALANCE    GAINS/(LOSSES)       SALES       LEVEL 3     BALANCE
                                         ---------   --------------   ------------   ---------    -------
COMMON STOCKS                             $8,500           $--           $8,150         $--       $16,650
                                         ---------   --------------   ------------   ---------    -------
         TOTALS                           $8,500           $--           $8,150         $--       $16,650
                                         =========   ==============   ============   =========    =======

                                                                             December 31, 2014
                                                    -------------------------------------------------------------------
                                                                                                  Transfers
                                                     Beginning     Unrealized      Purchases /    in/out of     Ending
                                                      Balance    gains/(losses)       Sales        Level 3      Balance
                                                    ----------   --------------    -----------    ---------    --------
Common stocks                                         $8,500           $--             $--           $--        $8,500
                                                    ----------   --------------    -----------    ---------    --------
          Totals                                      $8,500           $--             $--           $--        $8,500
                                                    ==========   ==============    ===========    =========    ========


Common stocks in the above tables consist of equity investment in the Federal Home Loan Bank and are carried at cost, which approximates fair value.

The disclosure of fair value information about certain financial instruments is based primarily on values published by the Securities Valuation Office ("SVO") of the NAIC. The fair values of short-term investments and cash approximate the carrying amounts reported in the balance sheet. The fair value of the mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices when available.

The estimated fair values of the interest-bearing liabilities for policyholder funds approximate the carrying value because interest rates credited to the account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




The fair value of certain financial instruments along with their corresponding carrying values at December 31, 2015 and 2014 are as follows:

                                                                            DECEMBER 31,
                                                     ----------------------------------------------------------
                                                                  2015                          2014
                                                     -----------------------------    -------------------------
                                                                        ESTIMATED                     ESTIMATED
                                                       CARRYING           FAIR         CARRYING         FAIR
                                                         VALUE            VALUE          VALUE          VALUE
                                                     -------------   -------------    ----------    -----------
Bonds                                                $  13,524,926   $  13,282,950    $9,526,489    $ 9,794,076
Common stock -- unaffiliated                                16,650          16,650         8,500          8,500
Preferred stocks                                             9,419          10,188         9,419          9,801
Mortgage loans                                           1,628,694       1,653,838       616,278        639,297
Cash, cash equivalents and short-term investments          536,378         536,378       166,227        166,227
Contract loans and other invested assets                   186,497         186,497       245,469        245,469

The fair values of certain financial instruments along with their corresponding carrying values at December 31, 2015 are as follows:

                                                                                                                      Not
                                                                                                                  Practicable
(In thousands)                         Aggregate        Admitted                                                   (carrying
December 31, 2015                     Fair Value         Assets         Level 1        Level 2         Level 3      value)
----------------------------        ---------------  --------------   ----------   ---------------  -----------   ------------
Type of financial instrument
Bonds                               $   13,282,950   $   13,524,926   $    8,167   $   12,522,169   $   752,614
Common Stock                                16,650           16,650                                      16,650
Preferred Stock                             10,188            9,419                        10,188
Limited Partnerships                        48,917           48,913                        15,274        33,643
Short Term Investments                     431,130          431,130      430,472                            658
Derivatives                                 (1,150)          26,730                        (1,150)
Mortgage Loans                           1,653,838        1,628,694                     1,653,838

                                                                                                                      Not
                                                                                                                  Practicable
(In thousands)                                Aggregate      Admitted                                              (carrying
December 31, 2014                            Fair Value       Assets       Level 1      Level 2        Level 3      value)
----------------------------                ------------   ------------   --------   ------------    ---------    ------------
Type of financial instrument
Bonds                                       $  9,794,076   $  9,526,489   $  8,356   $  9,491,534    $ 294,186
Common Stock                                       8,500          8,500                                  8,500
Preferred Stock                                    9,801          9,419                     9,801
Limited Partnerships                             182,100        182,580                   125,380       56,720
Short Term Investments                           134,731        134,731          2        134,729
Derivatives                                        5,193         29,971                     5,193
Mortgage Loans                                   639,297        616,278                   639,297


9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF -- BALANCE-SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The table below summarizes the Company's financial instruments with off-balance sheet risk or credit risk:

                                                                                      ASSETS              LIABILITIES
                                                                              ---------------------    ----------------
                                                                                2015         2014       2015      2014
                                                                              ---------    --------    ------    ------
Derivatives
   Fair value / Statement value                                               $  26,730    $ 29,971     $ --      $ 70
   Cost / Book value                                                          $  58,231    $ 26,350     $ --      $ --

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)





The Company issues fixed indexed annuity products that provide a potential return that is linked to the S&P 500 index. The Company purchases over the counter S&P 500 index call options from approved counterparties for the purpose of hedging the potential increases to policyholder benefits resulting from increases in the S&P 500 Index. A one-time premium was paid for the purchase of these options with no additional cash or collateral required.

The Company also uses various equity futures to hedge equity exposure associated with the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Death Benefit features of the variable annuity line of business. Collateral has been posted for equity futures in the amount of $85,225 as of December 31, 2015.

The Company also issues life products whose death benefit growth rate is determined by various consumer price indexes. The Company hedges this risk by entering into CPI swaps. Collateral has been posted for the CPI swaps in the amount of $9,216 as of December 31, 2015.

In 2013, the Company purchased two currency swaps to hedge its currency exposure resulting from its purchase of GBP denominated bonds. Under the terms of the swaps, the Company pays fixed and floating GBP and receives fixed USD.

The Company is exposed to the credit-related losses in the event on nonperformance by counterparties to the financial instruments.


10.     REINSURANCE

Effective December 31, 2011, the Company entered into an affiliated reinsurance agreement with FNLIC whereby the Company ceded annuity reserves on a funds withheld basis. Reserves ceded under this contract were $176,939 and $183,108 as of December 31, 2015 and 2014, respectively.

In 2010, the Company entered into a reinsurance agreement whereby it ceded 95% of its direct written Medicare Supplemental premiums to a non-affiliated reinsurer. On April 1, 2011, the agreement was amended to provide for the Company to cede 80% of its direct written Medicare Supplemental premiums. As of December 31, 2014, the Company ceased to write new business.

On January 1, 2013, the Company entered into a coinsurance reinsurance agreement with RGA Reinsurance Company. The agreement provides for the Company to reinsure the return of premium risk associated with multi-year guaranteed annuity ("MYGA") return of premium policies. The reinsured portion is 90% of the additional reserve liability of the return of premium amount in excess of the cash value. As of December 31, 2015, the Company had a $10,743 reserve credit associated with this reinsurance.

In 2012, the Company entered into reinsurance agreements with two Hartford life insurance entities in connection with the execution of an agreement for FFG to acquire identified components of Hartford's Individual Annuities Platform ("IAP"). The Company reinsures all new business written by the IAP sales force between May 1, 2012 and May 1, 2013 on a 100% indemnity reinsurance basis. The reinsurance agreements are structured as 100% modified coinsurance between the two Hartford life insurance entities and FLIC, with reserves for this business held by the Hartford. This represents a closed reinsurance block.

As of December 31, 2015, FLIC entered into two coinsurance funds withheld and modified coinsurance agreements with CwA, whereby it ceded 100% of variable annuity reserves, including the Hartford business mentioned above. This block of business is actively being sold and includes a significant separate account expense allowance. In accordance with INT 02-04, the expense allowance has been transferred to the reinsurance and is included in the funds withheld balance.

The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2015 and 2014, FLIC assumed $34,046 and $36,063 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




Net premiums earned for the years ended December 31, 2015 and 2014 are summarized as follows:

                                                                                       2015           2014
                                                                                   -----------    ------------
Direct premiums earned                                                             $ 6,719,692    $ 4,959,100
Reinsurance assumed                                                                      5,438          7,588
Reinsurance ceded                                                                       47,739        (58,757)
                                                                                   -----------    ------------
         Net premiums earned                                                       $ 6,772,869    $ 4,907,931
                                                                                   ===========    ============


Reinsurance does not discharge the Company from its primary liability to policyholders, and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.


11.     ADDITIONAL FINANCIAL INSTRUMENTS DISCLOSURE

CONCENTRATIONS OF CREDIT RISK
Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company grants only commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 25.43% of our total exposure in any state at December 31, 2015. The summary below depicts loan exposure of remaining principal balances by type and region at December 31, 2015 and 2014.

                                                                                                 DECEMBER 31,
                                                                                           -------------------------
                                                                                               2015          2014
                                                                                           -----------     ---------
Mortgage assets by type
   Retail                                                                                  $   276,190     $ 175,954
   Office                                                                                      461,087       166,445
   Industrial                                                                                  193,967        77,851
   Residential                                                                                 317,576            --
   Other                                                                                       379,874       196,028
                                                                                           -----------     ---------
          Total mortgage loans                                                             $ 1,628,694     $ 616,278
                                                                                           ===========     =========

                                                                                            DECEMBER 31,
                                                                                      ------------------------
                                                                                          2015          2014
                                                                                      -----------    ---------
Region
   Atlantic                                                                           $   447,729    $ 145,912
   Mountain                                                                                99,588       13,866
   New England                                                                             90,104       18,965
   North Central                                                                          116,523       51,064
   Pacific                                                                                424,467      175,985
   South Central                                                                          450,283      170,034
   Various                                                                                     --       40,452
                                                                                      -----------    ---------
         Total mortgage loans                                                         $ 1,628,694    $ 616,278
                                                                                      ===========    =========


The Company reported no other-than-temporary impairments on its commercial mortgage loan portfolio for the years ended December 31, 2015 and 2014. The Company has a loan allowance for mortgage loans as of December 31, 2015 in the amount of $395. There were no loan allowance for mortgage loans in 2014. In 2015 the minimum and maximum rates of interest received for commercial and residential loans were 1.00% and 9.95%. In 2014, the minimum and maximum rates of interest received for commercial loans were 2.25% and 8.93%.

SUBPRIME MORTGAGE EXPOSURES (INCLUDES ALT A)
The Company defines subprime loans as structured securities that have some or all of the following characteristics: loans within the structures which have FICO (a way of measuring an individual's credit worthiness) scores 660 and below, high loan-to-value ratios, poor underwriting documentation, and affordability characteristics such as rate resets loans, interest only loans, negative amortization loans, or adjustable rate mortgages. The Company reviews its mortgage-backed investments for impairments and believes that the current unrealized losses are temporary and will likely recover in value as conditions

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




improve in the real estate and mortgage lending industry. To mitigate current exposure, the Company monitors and reviews subprime-related assets.

At December 31, 2015 and 2014, the Company had no direct exposure through investments in subprime mortgage loans.

The Company had exposure to subprime and Alt A mortgage related risks through other investments with carrying values and fair values of $3,326,249 and $3,255,713 respectively, as of December 31, 2015, compared to $3,005,010 and $2,993,871 respectively, as of December 31, 2014. The Company did not recognize any other-than-temporary impairment losses on these securities for the years ended December 31, 2015 and 2014.

All but two of the securities were rated NAIC 1 as of December 31, 2015. One was rated NAIC 4 with a carry value of $10,709 and the other NAIC 6 with a carry value of $6,840. The Company monitors non-agency exposure on two levels, unrealized losses due to change in asset values (market driven) as well as recognized losses due to receiving less than expected cash flows or cash flow requirements. As part of the Company's portfolio review for potentially impaired assets, the company examines all non-agency RMBS securities for expected loss of principal, ratings, aging of unrealized losses, and the probability of collection of contractual cash flows. Our advisors also conduct loan level analysis to look for defaults and delinquencies.

The Company does not have underwriting exposure to subprime mortgage risk through mortgage guaranty coverage, financial guaranty coverage, directors and officers liability coverage, or errors and omissions liability coverage.


12.     ANNUITY RESERVES

The withdrawal characteristics of annuity reserves as of December 31, 2015 and 2014 were as follows:

                                                                                            2015
                                                                   -------------------------------------------------------
                                                                       General        Separate Account
                                                                       Account        without Guarantee         Total
                                                                   --------------  ---------------------   ---------------
Subject to discretionary withdrawal:
   with fair value adjustment                                      $   2,978,806      $          --        $    2,978,806
   at book value less current surrender charge of 5% or more           7,978,172          2,498,408            10,476,580
                                                                   --------------  ---------------------   ---------------
        Total with adjustment or at fair value                        10,956,978          2,498,408            13,455,386
   at book value without adjustment (minimal or no charge
     or adjustment)                                                      423,374             26,075               449,449
                                                                   --------------  ---------------------   ---------------
        Subtotal                                                      11,380,352          2,524,483            13,904,835
Not subject to discretionary withdrawal:                                 389,950                 --               389,950
                                                                   --------------  ---------------------   ---------------
        Total                                                         11,770,302          2,524,483            14,294,785
     Reinsurance ceded                                                  (335,659)                --              (335,659)
                                                                   --------------  ---------------------   ---------------
        Total                                                      $  11,434,643      $   2,524,483        $   13,959,126
                                                                   ==============  =====================   ===============

                                                                                             2014
                                                                      ----------------------------------------------------
                                                                        General        Separate Account
                                                                        Account        without Guarantee         Total
                                                                      ------------   ---------------------    ------------
Subject to discretionary withdrawal:
   with fair value adjustment                                         $ 1,989,135         $        --         $ 1,989,135
   at book value less current surrender charge of 5% or more            4,287,673           1,721,410           6,009,083
                                                                      ------------   ---------------------    ------------
        Total with adjustment or at fair value                          6,276,808           1,721,410           7,998,218
   at book value without adjustment (minimal or no charge
     or adjustment)                                                       258,255              12,363             270,618
                                                                      ------------   ---------------------    ------------
        Subtotal                                                        6,535,063           1,733,773           8,268,836
Not subject to discretionary withdrawal:                                  172,369                  --             172,369
                                                                      ------------   ---------------------    ------------
        Total                                                           6,707,432           1,733,773           8,441,205
     Reinsurance ceded                                                   (198,854)                 --            (198,854)
                                                                      ------------   ---------------------    ------------
        Total                                                         $ 6,508,578         $ 1,733,773         $ 8,242,351
                                                                      ============   =====================    ============


FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)





The Company is a member of the Federal Home Loan Bank (FHLB) of Indiana. Through its membership, the Company has issued funding agreements to the FHLB Indiana in exchange for cash advances in the amount of $370,000. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indiana for use in general operations would be accounted for consistent with SSAP No. 15 as borrowed money.

The table below indicates the amount of FHLB Indiana stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indiana.

                                                                                           December 31,        December 31,
                                                                                               2015                2014
                                                                                         ---------------     ---------------
                  FHLB stock purchased/owned as part of the agreement                      $    16,650          $    8,500
                  Collateral pledged to the FHLB                                               758,251             224,724
                  Funding capacity currently available                                         481,017             183,104
                  Total reserves related to funding agreement                                  370,142             170,100
                  Agreement assets and liabilities
                    General account assets                                                      16,650               8,500
                    General account liabilities                                                370,142             170,100


13.     SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2015 and 2014, the Company's separate account statement included legally insulated assets of $2,743,952 and $1,884,028 respectively. The separate account assets of $2,748,062 as of December 31, 2015, as reflected on the statutory statement of admitted assets included $4,110 of amounts not legally insulated (seed money). The assets legally insulated from the general account as of December 31, 2015 are attributed to the following products/transactions:

                                                                                            Separate Account Assets
Product/Transaction                                            Legally Insulated Assets     (Not Legally Insulated)
---------------------------------------------                  ------------------------    -------------------------
ForeRetirement Variable Annuity                                       $ 2,731,836                   $    --
Huntington ForeRetirement Variable Annuity                                 12,116                        --
Forethought Variable Interest Trust                                            --                     4,110
                                                               ------------------------    -------------------------
             Total                                                    $ 2,743,952                   $ 4,110
                                                               ========================    =========================

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. The maximum amount associated with death benefit guarantees for 2015 was $155,692 with associated risk charges paid by the separate account to compensate for these risks of $5,590. The maximum amount associated with withdrawal benefit guarantees for 2015 was $310,509 with associated risk charges paid by the separate account of $35,505.

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)




The maximum amount associated with death benefit guarantees for 2014 was $16,729 with associated risk charges paid by the separate account to compensate for these risks of $4,412. The maximum amount associated with withdrawal benefit guarantees for 2014 was $51,746 with associated risk charges paid by the separate account of $13,141.

                                                                                                               NONGUARANTEED
                                                                                                                 SEPARATE
                                                                                                                 ACCOUNTS
                                                                                                            ------------------
(1) Premiums, considerations or deposits for year ended 12/31/2015                                             $     870,485
    Reserves at 12/31/2015                                                                                         2,524,483
(2) For accounts with assets at:
    a. Fair value                                                                                                  2,524,483
    b. Amortized cost                                                                                                     --
                                                                                                            ------------------
    c. Total reserves                                                                                          $   2,524,483
                                                                                                            ==================
(3) By withdrawal characteristics:
    a. Subject to discretionary withdrawal                                                                                --
    b. With FB adjustment                                                                                                 --
    c. At book value without FV adjustment and with current surrender charge of 5% or more                     $   2,524,483
    d. At fair value                                                                                                      --
    e. At book value without FV adjustment and with current surrender charge of less than 5%
                                                                                                            ------------------
    f. Subtotal                                                                                                    2,524,483
    g. Not subject to discretionary withdrawal                                                                            --
                                                                                                            ------------------
    h. Total                                                                                                   $   2,524,483
                                                                                                            ==================

                                                                                                               NONGUARANTEED
                                                                                                                 SEPARATE
                                                                                                                 ACCOUNTS
                                                                                                            ------------------
(1) Premiums, considerations or deposits for year ended 12/31/2014                                             $   1,134,364
    Reserves at 12/31/2014                                                                                         1,733,773
(2) For accounts with assets at:
    a. Fair value                                                                                                  1,733,773
    b. Amortized cost                                                                                                     --
                                                                                                            ------------------
    c. Total reserves                                                                                          $   1,733,773
                                                                                                            ==================
(3) By withdrawal characteristics:
    a. Subject to discretionary withdrawal                                                                                --
    b. With FB adjustment                                                                                                 --
    c. At book value without FV adjustment and with current surrender charge of 5% or more                     $   1,721,410
    d. At fair value                                                                                                      --
    e. At book value without FV adjustment and with current surrender charge of less than 5%                          12,363
                                                                                                            ------------------
    f. Subtotal                                                                                                    1,733,773
    g. Not subject to discretionary withdrawal                                                                            --
                                                                                                            ------------------
    h. Total                                                                                                   $   1,733,773
                                                                                                            ==================

The following table reconciles transfers as reported in the Summary of Operations of the Separate Accounts Statement to the Summary of Operations of the Life, Accident & Health Annual Statement:

     Transfers to Separate Accounts                                                                    $  1,299,061
     Transfers from Separate Accounts                                                                       341,931
                                                                                                       ------------
     Net transfers to Separate Accounts                                                                $    957,130
                                                                                                       ============

     Reconciling adjustment: Reinsurance                                                               $    243,734

Transfers as reported in the Summary of Operations of the Life, Accident & Health Annual Statement     $  1,200,864
                                                                                                       ============

FORETHOUGHT LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014

--------------------------------------------------------------------------------
(in thousands)





14.     NONADMITTED ASSETS

Under SAP guidance, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets which are unavailable due to encumbrances or other third party interests. These assets are not recognized on the balance sheet, and are, therefore, considered nonadmitted.

The following table shows the major categories of assets that are nonadmitted at December 31, 2015 and 2014, respectively.

                                                                                  2015      2014      DECREASE
                                                                                -------    ------    ----------
Intangibles                                                                     $    --    $  572      $ (572)
Due from agents                                                                   2,584     2,109         475
Other Invested Assets                                                             1,830        --       1,830
                                                                                -------    ------    ----------
     Total nonadmitted assets                                                   $ 4,414    $2,681      $1,733
                                                                                =======    ======    ==========


15.     COMMITMENTS AND CONTINGENT LIABILITIES

The Company has funding commitments subsequent to December 31, 2015 for the following:

                          LIHTC Partnerships                                             $  1,366
                          Limited Partnerships                                              1,578
                          Private Equities                                                  2,289
                          Commerical Mortgages                                             34,771

Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.


16.     SUBSEQUENT EVENTS

In March, 2016 the Board of Directors of GAFG voted to proceed with a reorganization of certain subsidiaries in the second quarter of 2016. Under the reorganization plan, FinCo which is currently a direct subsidiary of Global Atlantic Financial Life Limited ("GAFLL") will become a direct subsidiary of Commonwealth Re Midco Limited ("Midco"), which is also a direct subsidiary of GAFLL. The reorganization will not have a material financial impact upon the financial position, results of operations, and cash flows of the Company.

The Company evaluated all events and transactions through April 13, 2016, the date the accompanying financial statements were issued, that would merit recognition or disclosure in the financial statements.

                     SUPPLEMENTAL INFORMATION

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
DECEMBER 31, 2015

--------------------------------------------------------------------------------
(in thousands)




The following is a summary of selected financial data included in other exhibits and schedules included to comply with paragraph 9 of the Annual Audited Financial Reports in the General section of the NAIC's Annual Statement Instructions. Certain items not applicable to the Company have been omitted.

INVESTMENT INCOME EARNED

   Government bonds                                                                                               $         313
   Other bonds (unaffiliated)                                                                                           532,153
   Bonds of affiliates                                                                                                       --
   Preferred stocks (unaffiliated)                                                                                          526
   Preferred stocks of affiliates                                                                                            --
   Common stocks (unaffiliated)                                                                                             519
   Common stocks of affiliates                                                                                               --
   Mortgage loans                                                                                                        55,817
   Real estate                                                                                                               --
   Premium notes, policy loans and liens                                                                                    392
   Cash on hand and on deposit                                                                                               --
   Short-term investments                                                                                                    94
   Other invested assets                                                                                                 10,269
   Derivative instruments                                                                                              (101,050)
   Aggregate write-ins for investment income                                                                              5,464
                                                                                                                  --------------
           Gross investment income                                                                                $     504,497
                                                                                                                  --------------
Real estate owned -- book value less encumbrances                                                                 $          --
                                                                                                                  --------------
Mortgage loans -- book value:
     Residental mortgages                                                                                         $     512,568
     Commercial mortgages                                                                                         $   1,116,126
Mortgage loans by standing -- book value:
     Good standing                                                                                                $   1,628,694
                                                                                                                  --------------
     Interest overdue more than 90 days, not in foreclosure                                                       $          --
                                                                                                                  --------------
Other long term assets -- statement value                                                                         $      49,913
                                                                                                                  --------------
Collateral loans                                                                                                  $       5,408
                                                                                                                  --------------
Bonds and stocks of parents, subsidiaries and affiliates
   Book/Adjusted carrying value
     Bonds                                                                                                        $          --
                                                                                                                  --------------
     Preferred stocks                                                                                             $          --
                                                                                                                  --------------
     Common stocks                                                                                                $          --
                                                                                                                  --------------
Bonds and short-term investments by class and maturity
Bonds and short-term investments by maturity -- statement value
   Due within one year or less                                                                                    $     966,907
   Over 1 year through 5 years                                                                                        3,635,366
   Over 5 years through 10 years                                                                                      5,224,604
   Over 10 years through 20 years                                                                                     1,650,105
   Over 20 years                                                                                                      2,479,073
                                                                                                                  --------------
           Total by maturity                                                                                      $  13,956,055
                                                                                                                  ==============


FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
DECEMBER 31, 2015

--------------------------------------------------------------------------------
(in thousands)




Bonds and short-term investments by class -- statement value
   Class 1                                                                                                        $  10,560,601
   Class 2                                                                                                            3,088,758
   Class 3                                                                                                              203,377
   Class 4                                                                                                               91,091
   Class 5                                                                                                               12,229
   Class 6                                                                                                                   --
                                                                                                                  -------------
           Total by class                                                                                         $  13,956,056
                                                                                                                  =============
           Total bonds publicly traded                                                                            $   9,410,924
                                                                                                                  -------------
           Total bonds privately placed                                                                           $   4,545,132
                                                                                                                  -------------
Preferred stocks -- statement value                                                                               $       9,419
                                                                                                                  -------------
Common stocks -- market value                                                                                     $      16,650
                                                                                                                  -------------
Short-term investments -- book value:                                                                             $     431,130
                                                                                                                  -------------
Options, Caps & Floors Owned -- Statement Value                                                                   $      26,730
                                                                                                                  -------------
Cash on deposit                                                                                                   $     105,248
                                                                                                                  -------------
Cash equivalents                                                                                                  $          --
                                                                                                                  -------------
Life insurance in force
   Industrial                                                                                                     $          --
                                                                                                                  -------------
   Ordinary                                                                                                       $         762
                                                                                                                  -------------
   Credit life                                                                                                    $          --
                                                                                                                  -------------
   Group life                                                                                                     $       3,595
                                                                                                                  -------------
Annuities
   Ordinary
     Immediate -- amount of income payable                                                                        $          --
                                                                                                                  -------------
     Deferred -- fully paid account balance                                                                       $  13,829,885
                                                                                                                  -------------
     Deferred -- not fully paid account balance                                                                   $          59
                                                                                                                  -------------
   Group
     Amount of income payable                                                                                     $          --
                                                                                                                  -------------
     Fully paid account balance                                                                                   $     664,418
                                                                                                                  -------------
     Not fully paid account balance                                                                               $       1,507
                                                                                                                  -------------
Accident and Health Insurance -- Premiums In Force:
   Ordinary                                                                                                       $      75,171
                                                                                                                  -------------
   Group                                                                                                          $         588
                                                                                                                  -------------
   Credit                                                                                                         $          --
                                                                                                                  -------------
Deposit Funds and Dividend Accumulations:
   Deposit Funds -- Account Balance                                                                               $          --
                                                                                                                  -------------
   Dividend Accumulations -- Account Balance                                                                      $          --
                                                                                                                  -------------
Claim Payments:
     Other Accident and Health --
     2015                                                                                                         $      50,198
                                                                                                                  -------------
     2014                                                                                                         $      49,146
                                                                                                                  -------------
Claims Reserves:
     2015                                                                                                         $       1,635
                                                                                                                  -------------
     2014                                                                                                         $       1,291
                                                                                                                  -------------

FORETHOUGHT LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2015

--------------------------------------------------------------------------------
(in thousands)





                                                                                                         GROSS INVESTMENT
                                                                                                             HOLDINGS
                                                                                                 -------------------------------

                                                                                                        1                2
                                                                                                     AMOUNT         PERCENTAGE
                                                                                                 --------------    -------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                     $        7,310          0.0
    U.S. government agency and corporate obligations (excluding mortgage-backed securities)
       Issued by U.S. government agencies                                                                   484          0.0
       Issued by U.S. government sponsored agencies                                                       9,161          0.1
    Non-U.S. government (including Canada, excluding mortgage-backed securities)                         44,809          0.3
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                           64,348          0.4
       Political subdivisions of states, territories & possessions & political subdivisions
          general obligations                                                                            60,531          0.4
       Revenue and assessment obligations                                                               420,830          2.6
       Industrial development and similar obligations                                                        --          0.0
    Mortgage-backed securities (includes residential and commercial MBS)
       Pass-through securities
          Guaranteed by GNMA                                                                                731          0.0
          Issued by FNMA and FHLMC                                                                       39,202          0.2
          Privately issued                                                                                   --          0.0
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                               298,658          1.9
          Privately issued and collateralized by MBS issued or guaranteed by GNMA, FNMA or
             FHLMC                                                                                           --          0.0
          All other                                                                                   5,610,736         35.3
Other debt and other fixed income securities (excluding short-term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                  4,692,462         29.5
    Unaffiliated non-U.S. securities (including Canada)                                               2,275,665         14.3
    Affiliated securities                                                                                    --          0.0
Equity interests
    Investments in mutual funds                                                                              --          0.0
    Preferred stocks
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                       9,419          0.1
    Publicly traded equity securities (excluding preferred stocks)
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                          --          0.0
    Other equity securities
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                      16,650          0.1
    Other equity interests including tangible personal property under lease
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                          --          0.0
Mortgage loans
    Construction and land development                                                                        --          0.0
    Agricultural                                                                                             --          0.0
    Single family residential properties                                                                233,123          1.5
    Multifamily residential properties                                                                       --          0.0
    Commercial loans                                                                                    896,892          5.6
    Mezzanine Real Estate Loans                                                                         498,679          3.1
Real estate investments
    Property occupied by company                                                                             --          0.0
    Property held for production of income (includes $0 of property acquired in satisfaction of
       debt)                                                                                                 --          0.0
    Property held for sale ($0 including property acquired in satisfaction of debt)                          --          0.0
Contract loans                                                                                            5,408          0.0
Derivatives                                                                                              26,730          0.2
Receivables for securities                                                                               11,006          0.1
Cash, cash equivalents and short-term investments                                                       536,378          3.4
Other invested assets                                                                                   145,182          0.9
                                                                                                 --------------    -------------
        Total invested assets                                                                    $   15,904,394        100.0
                                                                                                 ==============    =============

                                                                                                        ADMITTED ASSETS AS
                                                                                                          REPORTED IN THE
                                                                                                         ANNUAL STATEMENT
                                                                                                 -------------------------------

                                                                                                        3                 4
                                                                                                     AMOUNT          PERCENTAGE
                                                                                                 --------------    -------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                     $        7,310          0.0
    U.S. government agency and corporate obligations (excluding mortgage-backed securities)
       Issued by U.S. government agencies                                                                   484          0.0
       Issued by U.S. government sponsored agencies                                                       9,161          0.1
    Non-U.S. government (including Canada, excluding mortgage-backed securities)                         44,809          0.3
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                           64,348          0.4
       Political subdivisions of states, territories & possessions & political subdivisions
          general obligations                                                                            60,531          0.4
       Revenue and assessment obligations                                                               420,830          2.6
       Industrial development and similar obligations                                                        --          0.0
    Mortgage-backed securities (includes residential and commercial MBS)
       Pass-through securities
          Guaranteed by GNMA                                                                                731          0.0
          Issued by FNMA and FHLMC                                                                       39,202          0.2
          Privately issued                                                                                   --          0.0
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                               298,658          1.9
          Privately issued and collateralized by MBS issued or guaranteed by GNMA, FNMA or
             FHLMC                                                                                           --          0.0
          All other                                                                                   5,610,736         35.3
Other debt and other fixed income securities (excluding short-term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                  4,692,462         29.5
    Unaffiliated non-U.S. securities (including Canada)                                               2,275,665         14.3
    Affiliated securities                                                                                    --          0.0
Equity interests
    Investments in mutual funds                                                                              --          0.0
    Preferred stocks
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                       9,419          0.1
    Publicly traded equity securities (excluding preferred stocks)
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                          --          0.0
    Other equity securities
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                      16,650          0.1
    Other equity interests including tangible personal property under lease
       Affiliated                                                                                            --          0.0
       Unaffiliated                                                                                          --          0.0
Mortgage loans
    Construction and land development                                                                        --          0.0
    Agricultural                                                                                             --          0.0
    Single family residential properties                                                                233,123          1.5
    Multifamily residential properties                                                                       --          0.0
    Commercial loans                                                                                    896,892          5.6
    Mezzanine Real Estate Loans                                                                         498,679
Real estate investments
    Property occupied by company                                                                             --          0.0
    Property held for production of income (includes $0 of property acquired in satisfaction of
       debt)                                                                                                 --          0.0
    Property held for sale ($0 including property acquired in satisfaction of debt)                          --          0.0
Contract loans                                                                                            5,408          0.0
Derivatives                                                                                              26,730          0.2
Receivables for securities                                                                               11,006          0.1
Cash, cash equivalents and short-term investments                                                       536,378          3.4
Other invested assets                                                                                   143,352          0.9
                                                                                                 --------------    -------------
        Total invested assets                                                                    $   15,902,564         96.9
                                                                                                 ==============    =============

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2015

--------------------------------------------------------------------------------
(in thousands)




1.   Reporting entity's total admitted assets as reported on page 2 of this annual statement                        $16,074,724

2.    Ten largest exposures to a single issuer/borrower/investment.

                                                                                              Percentage of Total
Issuer                                               Description of Exposure      Amount        Admitted Assets
-----------------------------------------           ------------------------    ---------     -------------------
2.01 FNCL SQUARE PRIME OBL CL FST                         Money Market          $ 427,819            2.661%
2.02 MAIN STREET RENEWAL LLC                                  Bonds             $ 182,806            1.137%
2.03 RPL_2015_Q4 SNR1                                         Bonds             $ 116,229            0.723%
2.04 RISE 2014-1 A                                            Bonds             $  89,649            0.558%
2.05 DALT_07-2                                                Bonds             $  69,200            0.430%
2.06 CCMFC 2006-2A                                            Bonds             $  66,402            0.413%
2.07 HOME PARTNERS OF AMERICA LLC                             Bonds             $  65,283            0.406%
2.08 INTEL CORPORATION                                        Bonds             $  59,641            0.371%
2.09 RALI_06-QO9                                              Bonds             $  59,103            0.368%
2.10 AHMA 2007-2                                              Bonds             $  56,364            0.351%

3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                                                                          Percentage of Total
Bonds                                                                           Amount      Admitted Assets
------------                                                                 -----------  -------------------
3.01 NAIC-1                                                                  $10,560,601        65.697%
3.02 NAIC-2                                                                  $ 3,088,759        19.215%
3.03 NAIC-3                                                                  $   203,377         1.265%
3.04 NAIC-4                                                                  $    91,091         0.567%
3.05 NAIC-5                                                                  $    12,229         0.076%
3.06 NAIC-6                                                                  $        --         0.000%

                                                                                             Percentage of Total
Preferred Stocks                                                                    Amount     Admitted Assets
----------------                                                                   --------  -------------------
3.07 P/RP-1                                                                         $   --          0.000%
3.08 P/RP-2                                                                         $9,419          0.059%
3.09 P/RP-3                                                                         $   --          0.000%
3.10 P/RP-4                                                                         $   --          0.000%
3.11 P/RP-5                                                                         $   --          0.000%
3.12 P/RP-6                                                                         $   --          0.000%

4.    Assets held in foreign investments:

4.01 Are assets held in foreign investments less than 2.5% of the reporting entity's total
     admitted assets?                                                                               Yes [ ]      No [x]
4.02 Total admitted assets held in foreign investments                                          $ 2,190,589      13.628%
4.03 Foreign-currency-denominated investments                                                   $    10,317       0.064%
4.04 Insurance liabilities denominated in that same foreign currency                            $        --       0.000%

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                  Amount      Admitted Assets
                                                                               -----------  -------------------
5.01 Countries rated NAIC-1                                                    $ 2,146,708        13.355%
5.02 Countries rated NAIC-2                                                    $     2,636         0.016%
5.03 Countries rated NAIC-3 or below                                           $    41,244         0.257%

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES, CONTINUED
DECEMBER 31, 2015

--------------------------------------------------------------------------------
(in thousands)





6. Largest foreign investment exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                  Amount      Admitted Assets
                                                                               -----------  -------------------
Countries rated NAIC-1
6.01 Cayman Islands                                                            $ 1,365,222         8.493%
6.02 United Kingdom                                                            $   272,999         1.698%
Countries rated NAIC-2
6.03 Italy                                                                     $     2,074         0.013%
6.04 Spain                                                                     $       563         0.004%
Countries rated NAIC-3 or below
6.05 Russia                                                                    $    31,244         0.194%
6.06 Brazil                                                                    $    10,000         0.062%
7.     Aggregate unhedged foreign currency exposure:                           $        --         0.000%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                   Amount     Admitted Assets
                                                                                  --------  -------------------
8.01 Countries rated NAIC-1:                                                         $--           0.000%
8.02 Countries rated NAIC-2:                                                         $--           0.000%
8.03 Countries rated NAIC-3 or below                                                 $--           0.000%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                   Amount     Admitted Assets
                                                                                  --------  -------------------
Countries rated NAIC-1
9.01 Country:                                                                        $--           0.000%
9.02 Country:                                                                        $--           0.000%
Countries rated NAIC-2
9.03 Country:                                                                        $--           0.000%
9.04 Country:                                                                        $--           0.000%
Countries rated NAIC-3 or below
9.05 Country:                                                                        $--           0.000%
9.06 Country:                                                                        $--           0.000%

10.    Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                          NAIC             Percentage of Total
Issuer                                                                   Rating   Amount     Admitted Assets
---------------------------------------------                            ------  --------  -------------------
10.01 XANCHCF2_ABS                                                          1     $50,090         0.312%
10.02 ANCHF 2015-1A A_ABS 2015-1A A 144A                                    1     $50,000         0.311%
10.03 15-1A_ABS_2015-1A A 144A                                              1     $45,240         0.281%
10.04 ECAF I A-2 2015-1_ABS 2015-1A 144A                                    1     $40,000         0.249%
10.05 ECAF I A-1 2015-1_ABS 2015-1A 144A                                    1     $33,888         0.211%
10.06 RISE_14-1_ABS_14-1 B                                                  3     $26,801         0.167%
10.07 TICP_14-2A_ABS _14-2A-A1B 144A                                        1     $25,300         0.157%
10.08 ACIS_14-3A_ABS 14-3A C 144A                                           1     $24,345         0.151%
10.09 REMU Electricity 2_CORP BND                                           1     $20,715         0.129%
10.10 SARAT_13-1A_ABS 13-1A A1 144A                                         1     $20,117         0.125%

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES, CONTINUED
DECEMBER 31, 2015

--------------------------------------------------------------------------------
(in thousands)





11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity's total
       admitted assets?                                                                           Yes [x]      No [x]
11.02 Total admitted assets held in Canadian investments                                                        0.000%
11.03 Canadian currency-denominated investments                                                       $--       0.000%
11.04 Canadian-denominated insurance liabilities                                                      $--       0.000%
11.05 Unhedged Canadian currency exposure                                                             $--       0.000%

12. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.

12.01 Are assets held in investments with conrtactual sales restrictions less than 2.5% of the
       reporting entity's total admitted assets?                                                     Yes [x]      No [ ]
12.02 Aggregate statement value of investments with with contractual sales restrictions                 $ --       0.000%

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

13.01 Are assets held in equity interest less than 2.5% of of the reporting entity's admitted assets?  Yes [x]      No [ ]

14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

14.01   Are assets held in nonaffiliated privately placed equities less than 2.5% of the reporting
        entity's total admitted assets?                                                                            Yes [x]No [ ]

15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
       admitted assets?                                                                                Yes [x]     No [ ]

16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total
       admitted assets?                                                                           Yes [ ]     No [x]

Type (Commercial, Residential Agricultural)

16.02 Residential                                                                        $ 896,892     5.580%
16.02 Commercial                                                                         $ 731,802     4.553%

Amounts and percentages of the reporting entity's total admitted assets held in the following categories of mortgage loans:

16.12 Construction loans                                                                         $--      0.000%
16.13 Mortgage loans over 90 days past due                                                       $--      0.000%
16.14 Mortgage loans in the process of foreclosure                                               $--      0.000%
16.15 Mortgage loans foreclosed                                                                  $--      0.000%
16.16 Restructured mortgage loans                                                                $--      0.000%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value                                             Residential             Commercial          Agricultural
-------------------                                 ----------------------  ---------------------   ----------------
17.01 above 95%                                     $  21,950     0.137%    $ 280,733     1.746%    $--      0.000%
17.02 91% to 95%                                    $   7,856     0.049%    $      --     0.000%    $--      0.000%
17.03 81% to 90%                                    $  22,965     0.143%    $      --     0.000%    $--      0.000%
17.04 71% to 80%                                    $  37,342     0.232%    $ 504,594     3.139%    $--      0.000%
17.05 below 70%                                     $ 143,010     0.890%    $ 610,244     3.796%    $--      0.000%

FORETHOUGHT LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES, CONTINUED
DECEMBER 31, 2015

--------------------------------------------------------------------------------
(in thousands)





18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted
       assets?                                                                                         Yes [x]      No [ ]

19. Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
       reporting entity's admitted assets?                                                          Yes [x]     No [ ]

20. Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                               At Year-End               At End of Each Quarter
                                                         ----------------------    ----------------------------------
                                                                                     1st Qtr     2nd Qtr      3rd Qtr
                                                          Amount     Percentage      Amount      Amount       Amount
                                                         ---------   ----------    ---------    ---------   ---------
20.01 Securities lending (do not include assets held as
      collateral for such transactions)                  $      --      0.000%     $      --    $     --    $      --
20.02 Repurchase agreements                              $ 115,185      0.717%     $ 115,461    $115,370    $ 115,278
20.03 Reverse repurchase agreements                      $      --      0.998%     $      --    $     --    $      --
20.04 Dollar repurchase agreements                       $      --      0.000%     $      --    $     --    $      --
20.05 Dollar reverse repurchase agreements               $      --      0.000%     $      --    $     --    $      --

21. Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:

                                                                   Owned                 Written
                                                           --------------------   --------------------
                                                            Amount   Percentage    Amount   Percentage
                                                           -------   ----------   -------   ----------
21.01 Hedging                                                $--       0.000%       $--       0.000%
21.01 Income generation                                      $--       0.000%       $--       0.000%
21.01 Other                                                  $--       0.000%       $--       0.000%

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                             At Year-End              At End of Each Quarter
                                                      -----------------------   ----------------------------------
                                                                                  1st Qtr     2nd Qtr     3rd Qtr
                                                       Amount      Percentage     Amount      Amount      Amount
                                                      --------    -----------    --------    --------    ---------
22.01 Hedging                                          $ 2,149       0.013%       $2,382      $2,289      $2,221
22.02 Income generation                                $    --       0.000%       $   --      $   --      $   --
22.03 Replications                                     $    --       0.000%       $   --      $   --      $   --
22.04 Other                                            $    --       0.000%       $   --      $   --      $   --

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

                                                             At Year-End              At End of Each Quarter
                                                      -----------------------   ----------------------------------
                                                                                  1st Qtr     2nd Qtr     3rd Qtr
                                                       Amount      Percentage     Amount      Amount      Amount
                                                      --------    -----------    --------    --------    ---------
23.01 Hedging                                            $--         0.000%      $ 25,727      $ --
23.02 Income generation                                  $--         0.000%      $     --      $ --        $ --
23.03 Replications                                       $--         0.000%      $     --      $ --        $ --
23.04 Other                                              $--         0.000%      $     --      $ --        $ --

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B of the Registration
     Statement.
(b)  Exhibits
     (1) Resolution of the Board of Directors of Forethought Life Insurance Company ("Forethought") authorizing the establishment of the Separate Account.(1)
     (2)   Not applicable.
     (3)   (a)   Principal Underwriter Agreement(3)
     (4)   (a)   Form of Variable Annuity Contract.(1)
     (4)   (b)   Maximum Daily Value Death Benefit Rider II.(7)
     (4)   (c)   Return of Premium Death Benefit Rider II.(7)
     (4)   (d)   Enhanced Return of Premium Death Benefit Rider III.(7)
     (4)   (e)   Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II
                 (Single Life).(6)
     (4)   (f)   Enhanced Guaranteed Lifetime Withdrawal Benefit Rider II
                 (Joint Life/Spousal).(6)
     (4)   (g)   Fund Facilitation Fee Rider(7)
     (4)   (h)   Contract Maturity Date Rider(7)
     (5)   Form of Application.(7)
     (6)   (a)   Articles of Incorporation of Forethought Life Insurance
                 Company.(1)
     (6)   (b)   Bylaws of Forethought Life Insurance Company.(1)
     (7)   Contracts of Reinsurance.
           (a)   Commonwealth Annuity and Life Insurance Company(8)
     (8)   Fund Participation Agreements.
     (8)   (a)   American Century Investment Services, Inc.(2)
     (8)   (b)   BlackRock Variable Series Funds, Inc.(2)
     (8)   (c)   Lord Abbett Series Funds, Inc.(2)
     (8)   (d)   PIMCO(2)
     (8)   (e)   Putnam Variable Trust(2)
     (8)   (f)   American Funds(2)
     (8)   (g)   MFS Variable Insurance Trust(4)
     (8)   (h)   AIM Variable Insurance Funds (Invesco Variable Insurance
                 Funds)(4)
     (8)   (i)   Franklin Templeton Variable Insurance Products Trust(4)
     (8)   (j)   Hartford Funds Management Company(4)
     (8)   (k)   Forethought VIT Funds(5)
     (8)   (l)   Goldman Sachs Variable Insurance Trust(7)
     (8)   (m)   HIMCO Variable Insurance Trust(7)
     (9) Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel.
     (10)  Consent of Independent Registered Public Accounting Firm.
     (11)  No financial statements are omitted.
     (12)  Not applicable.
     (99)  Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.
(2) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.
(3) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 26, 2013.
(4) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.
(5) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on September 11, 2013.
(6) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-193535, filed on January 24, 2014.
(7) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-201683, filed on January 26, 2015.
(8) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-209070, filed on March 22, 2016.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                             POSITION WITH FORETHOUGHT LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------
Allan S. Levine (4)                    Chief Executive Officer, Director (Chairman)*
Michael A. Reardon (5)                 President, Director*
Mary L. Cavanaugh (5)                  Executive Vice President and Chief Compliance Officer
Gilles M. Dellaert (4)                 Executive Vice President and Chief Investment Officer, Director*
Hanben Kim Lee (4)                     Executive Vice President, Director*
Paula G. Nelson (1)                    Executive Vice President
Samuel Ramos (4)                       Executive Vice President, General Counsel, and Secretary
Kathleen M. Redgate (4)                Executive Vice President and Chief Administrative Officer
Nicholas H. von Moltke (4)             Executive Vice President and Chief Operating Officer, Director*
Peter Cai (4)                          Chief Risk Officer
Robert M. Arena, Jr. (3)               Annuity Division President
Craig A. Anderson                      Senior Vice President, Chief Financial Officer, and Treasurer
Kathy Bauer (7)                        Senior Vice President
Kenneth J. Bohrer (1)                  Senior Vice President
Mark Buono (4)                         Senior Vice President
Dennis M. Cody (3)                     Senior Vice President
Michael H. Ebmeier                     Senior Vice President
Robert J. Egan (5)                     Senior Vice President and Valuation & Appointed Actuary
Susan L. Fiengo (3)                    Senior Vice President
John J. Fowler (5)                     Senior Vice President
Brenda L. Gempler (2)                  Senior Vice President
Mark E. Gempler (2)                    Senior Vice President
Jane S. Grosso (5)                     Senior Vice President
Jonathan Hecht (4)                     Senior Vice President
Brian Hendry (4)                       Senior Vice President
Simeon R. Hernandez, III (Field)       Senior Vice President
Rodney R. Howard (3)                   Senior Vice President and Actuary
Virginia Johnson (5)                   Senior Vice President, Associate General Counsel, and Assistant Secretary
Lori LaForge (3)                       Senior Vice President
Justin MacNeil (5)                     Senior Vice President
Deva Mishra (4)                        Senior Vice President
Larry E. Mitzman (2)                   Senior Vice President
David K. Mullen (1)                    Senior Vice President
Sarah M. Patterson (3)                 Senior Vice President, Associate General Counsel, and Assistant Secretary
Dean Pentikis (4)                      Senior Vice President
Jason M. Roach (5)                     Senior Vice President
Philip Sherrill (4)                    Senior Vice President
Gary Silber (4)                        Senior Vice President, Associate General Counsel, and Assistant Secretary
Scott D. Silverman (8)                 Senior Vice President and Assistant Secretary
Matthew P. Stone (3)                   Senior Vice President
Eric D. Todd (2)                       Senior Vice President, Director*
Joel Volcy (5)                         Senior Vice President
John D. Walls II (2)                   Senior Vice President
Cathy L. Wildt (1)                     Senior Vice President
Robert E. Winawer (5)                  Senior Vice President
Gregg Anderson (2)                     Vice President
Kurt Bernlohr (7)                      Vice President, Assistant General Counsel, and Assistant Secretary
Thomas Doruska (7)                     Vice President
Elizabeth Gioia (3)                    Vice President and SEC Rule 38a-1 Chief Compliance Officer
Kevin Kimmerling (1)                   Vice President, Assistant General Counsel, and Assistant Secretary
Kevin Leavey (5)                       Vice President
Nigel Riggins (2)                      Vice President, Assistant Secretary, Special Investigative Unit Officer, and AML
                                       Compliance Officer
John Graf                              Director (Non-Executive Vice Chairman)*
Richard V. Spencer (6)                 Director*

Unless otherwise indicated, the principal business address of each of the above individuals is 3200 Southwest Freeway, Suite 1300, Houston, Texas 77027

*   Denotes Board of Directors.

(1)  One Forethought Center, Batesville, Indiana 47006

(2)  300 North Meridian Street, Suite 1800, Indianapolis, Indiana 46204

(3)  82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

(4)  7 World Trade Center, 250 Greenwich Street, New York, NY 10007

(5)  132 Turnpike Road, Suite 210, Southborough, MA 01772

(6)  P.O. Box 1842, Wilson, WY 83014

(7)  215 10th Street, Des Moines, IA 50309

(8)  19 Par-La-Ville Road, Second Floor, Hamilton HM 11, Bermuda

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%---
                                                         |
                                                         |
                                                    ------------
                                                    |  GLOBAL  |
                                                    | ATLANTIC |
                                                    | FINANCIAL|-----------------------
                                                    |   LIFE   |                      |
                                                    |  LIMITED |                      |
                                                    | (Bermuda)|                      |
                                                    ------------                      |
                                                          |                           |
                                                         100%                         |
                                                          |                           |
                                                           ------------               |
                                                           |  GLOBAL  |               |
                                                           | ATLANTIC |               |
                          ---------------------------------|  (FIN)   |--------      100%
                          |                                | COMPANY  |       |       |
                        100%                               |(Delaware)|       |       |
                          |                                ------------       |       |
                   ---------------                                    |       |       |
                   | FORETHOUGHT |                                   21%      |       |
                   |  FINANCIAL  |                                    |       |       |
                   |   GROUP,    |                                    |       |       |
                   |     INC.    |                                    |       |       |
                   | (Delaware)  |                                    |       |       |
                   ---------------                                    |       |       |
                          |                                           |       |       |
                          |                                           |       |       |
     -------------------------------------------------------          |       |       |
     |                |                  |                 |          |       |       |
    100%             100%               100%             100%         |       |    ----------------
     |                |                  |                 |          |       |    | COMMONWEALTH |
--------------- ------------------ ------------------ --------------- |       |    |   RE MIDCO   |
| FORETHOUGHT | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC | | FORETHOUGHT | |       |    |    LIMITED   |
|    CAPITAL  | |   INVESTMENT   | | DISTRIBUTORS,  | |  SERVICES,  | |       |    |   (Bermuda)  |
|   FUNDING,  | |   ADVISORS,    | |     LLC        | |     LLC     | |       |    ----------------
|     INC.    | |      LLC       | |  (Delaware)    | |  (Delaware) | |       |         |
|  (Delaware) | |   (Indiana)    | |                | |             | |       |        100%
--------------- ------------------ ------------------ --------------- |       |         |
                                                   |   |              |       |   ----------------
                                                   |  79%             |       |   | COMMONWEALTH |
                                                   |   |  -----------------   |   |    ANNUITY   |
                                                   |   |  | COMMONWEALTH  |   |   |   AND LIFE   |
                                                   |   |--|   ANNUITY &   |   |   |  REINSURANCE |
                                                   |      |     LIFE      |   |   |    COMPANY   |
     -----------------------------------------------      |   INSURANCE   |   |   |    LIMITED   |
     |           |                 |                      |    COMPANY    |   |   |   (Bermuda)  |
     |           |                 |                      |(Massachusetts)|   |   ----------------
     |           |                 |                      -----------------   |---------------------
     |           |                 |                                |                   |          |
     |           |     ------------^-------------------------------------------         |          |
     |           |     |           |        |               |                 |         |          |
    100%        5%    95%          5%      95%             100%              100%       |          |
     |           |     |           |        |               |                 |         |          |
------------ ---------------      ---------------   -----------------   ------------    |          |
| FORELIFE | | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
|  AGENCY, | |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
|   INC.   | |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
|(Indiana) | |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
------------ | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                    |             ---------------   ------------------        |         |          |  |   RISK   |
                    |                    |                                    |         |          |  | ADVISORS,|
                   100%                  |                                    |         |          |  |   L.P.   |
                    |                   100%                                  |         |          |  |(Delaware)|
                    |                    |                                    |         |          |  ------------
        -------------------      ---------------                              |        10%         |  ------------
        | FLIC PROPERTIES,|      | FORETHOUGHT |                              |         |        100% | GA RISK  |
        |       LLC       |      |  HOLDINGS,  |                              |         |          |  | ADVISORS,|
        |    (Indiana)    |      |     LLC     |                              |         |          ---|   INC.   |
        -------------------      |  (Indiana)  |                              |         |          |  |(Delaware)|
                                 ---------------                              |         |          |  ------------
                                                                              |         |          |  ------------
                                                                              |         |        100% |  GLOBAL  |
          ---------------------------------------------------------------------         |          |  | ATLANTIC |
          |           |             |           |           |             |             |          ---|   RISK   |
         100%        100%          100%        100%        100%          90%            |          |  | SERVICES,|
          |           |             |           |           |             |             |          |  |    LLC   |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |  ------------
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |   100% | GLOBAL   |
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------     |  | ATLANTIC |
                               ----------  -----------  ------------                               ---| FINANCIAL|
                                                                                                      | COMPANY  |
                                                                                                      |(Delaware)|
                                                                                                      ------------









-----------------
|  THE GOLDMAN  |          -------------
|  SACHS GROUP, |          | 3RD PARTY |
| INC.(Delaware)|          | INVESTORS |
-----------------          -------------
         |                       |
         |                       |
         ---22%---         --78%--
                 |         |
                 |         |
---------------------------
|      GLOBAL ATLANTIC    |
| FINANCIAL GROUP LIMITED |
|        (Bermuda)        |
---------------------------
             |
             |
-----------------------------100%---------------
                                               |
                                               |
                                          --------------------------------
                                          |  ARIEL RE (HOLDINGS) LIMITED |
                                          |           (Bermuda)          |
                                          --------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Forethought Services,                   79%  Global Atlantic                  21%
Life Insurance Company                             LLC                                          (Fin) Co
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Reinsurance company     Commonwealth Re Midco                  100%
Life Reinsurance Company                           Limited
Limited
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Forethought Services,                  100%
                           preneed permit          LLC
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Capital        Insurance policy        Forethought Financial                  100%
Funding, Inc               assignment business     Group, Inc
                           (for deceased
                           policyholders only)
                           assignment business
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities              Forethought Financial                  100%
Distributors, LLC          Broker-dealer           Group, Inc
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Forethought Financial      Forethought Group       Global Atlantic (Fin)                  100%
Group, Inc                 holding company;        Co
                           parent company of life
                           insurance holding
                           company system
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Forethought Financial                  100%
Investment                 registered with SEC     Group, Inc
Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                    95%  Forethought                       5%
Insurance Company          insurance and           and Life Insurance                           Services, LLC
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
Forethought Services, LLC  Intermediate holding    Forethought Financial                  100%
                           company of life         Group, Inc
                           insurance holding
                           company system;
                           paymaster for
                           employees of FFG
                           entities
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Co
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Global Atlantic                        100%
Company                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Co
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Co
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Insurance producer      Global Atlantic (Fin)                  100%
Services, LLC              and reinsurance         Co
                           intermediary
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         "Limited Liability      Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 29, 2016 there were 3,666 Contract Owners.

ITEM 28.  INDEMNIFICATION

     The Company may indemnify any person who is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise against expenses reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made or threatened to be made, a party by reason of being or having been in any such capacity, or arising out of his status as such, except in relation to matters as to which he is adjudged in such action, suit or proceeding, civil or criminal, to be liable for negligence or misconduct in the performance of duty to the Company; provided however, that such indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any provision of the Articles of Incorporation, By-Laws, resolution, or other authorization heretofore or hereafter adopted, after notice by a majority vote of all the voting shares then issued and outstanding.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITER

       (a) Global Atlantic Distributors, LLC acts as principal underwriter for the following investment companies:

            Forethought Life Insurance Company Separate Account A

       (b)  Managers and Officers of Global Atlantic Distributors, LLC

NAME                                         POSITION
------------------------------------------------------------------------
Robert M. Arena, Jr. (1)          President, Manager
Michael A. Reardon (2)            Head of Principal Underwriter, Manager
Paula Nelson (1)                  Executive Vice President - Distribution
Jeffrey Harpel (3)                Chief Financial Officer (FINOP)
John J. Fowler (2)                Treasurer
Margot K. Wallin (2)              Senior Vice President and Chief Compliance
                                  Officer
Ronald Hensel (1)                 Vice President
Peter Seroka (1)                  Vice President
Dean Siegel (1)                   Vice President
Samuel Ramos (4)                  General Counsel and Secretary
Virginia H. Johnson (2)           Assistant Secretary
Sarah Patterson (1)               Assistant Secretary
Justin MacNeil (2)                Assistant Treasurer
Mary L. Cavanaugh (2)             Manager

(1)   82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

(2)   132 Turnpike Road, Suite 210, Southborough, MA 01772

(3)   587 Grahams Woods Road, Carlisle, PA 17015

(4)   7 World Trade Center, 250 Greenwich Street, New York, NY 10007

       (c) Commissions received by Global Atlantic Distributors, LLC with respect to all variable annuities issued by Forethought Life Insurance Company during 2015.

                              Net Underwriting
Name of Principal               Discounts and         Compensation on        Brokerage
Underwriter                      Commissions             Redemption         Commissions    Compensation
--------------------------------------------------------------------------------------------------------
Global Atlantic
Distributors, LLC          $           64,392,946*   $                0   $            0   $           0

* Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not receive, and therefore did not retain any underwriting commissions for the fiscal year ended December 31, 2015 with regard to the Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Forethought Life Insurance Company at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Forethought Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Forethought Life Insurance Company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury and State of Connecticut on this 18th day of April, 2016.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By: Craig Anderson *By: /s/ Sarah M. Patterson

       --------------------------------------         -----------------------------------
       Craig Anderson                                 Sarah M. Patterson
       Chief Financial Officer and Treasurer*         Attorney-in-Fact

FORETHOUGHT LIFE INSURANCE COMPANY
(Depositor)

By:    Craig Anderson
       --------------------------------------
       Craig Anderson
       Chief Financial Officer and Treasurer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Allan S. Levine, Chairman and Chief Executive Officer John Graf, Non-Executive
Vice Chairman Gilles M. Dellaert, Director, Executive Vice President *By: /s/
Sarah M. Patterson

 and Chief Investment Officer                                   -----------------------------------
Hanben Kim Lee, Director and Executive Vice President Sarah M. Patterson Michael

A. Reardon, Director and President Attorney-in-Fact Richard V. Spencer, Director
Date: April 18, 2016 Eric D. Todd, Director and Senior Vice President Nicholas
H. Von Moltke, Director, Executive Vice


 President and Chief Operating Officer

                                 EXHIBIT INDEX

(9)     Opinion and Consent of Sarah M. Patterson, Senior Vice President and
        Associate General Counsel
(10)    Consent of Independent Registered Public Accounting Firm
(99)    Copy of Power of Attorney